UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds
Semiannual Report

June 30, 2018

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Concentrations & Top 10 Holdings	3
Shareholder Expense Analysis	9
Financial Statements
Schedules of Investments	12
Statements of Assets and Liabilities	98
Statements of Operations	100
Statements of Changes in Net Assets	102
Financial Highlights	106
Notes to Financial Statements	114
Management of the Trust	133
Other Items	133

This Semiannual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Adviser Dealer Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

LETTER TO SHAREHOLDERS June 30, 2018

Could This Be A Hot Summer?

Things are certainly heating up. Not just because it’s summertime and heat waves have been impacting the country from coast to coast. The heat is also coming from strong corporate earnings, low unemployment, and improving growth of the U.S. economy. Despite the uncertainty caused by domestic and global actions over the past quarter, which have caused volatility in global markets, the U.S. economy and financial markets have continued to perform well over the past quarter. In this report, we’ll take a look at the second quarter, and highlight key events and actions that we believe could lead to a hot summer for the markets.

Market Review

U.S. equity markets have continued to move higher for the year as the S&P 500 was up 2.65% as of June 30. The disparity in performance among investment styles and sectors continues to widen. For example, the Russell 3000 Growth Index is positive 7.25% year-to-date, while the Russell 3000 Value Index remains in negative territory. One major difference from last year is that small- and mid-cap stocks are outperforming large-caps. The implementation of tariffs around the globe could have a much greater negative impact on large-cap companies. This is because large-cap stocks receive a greater percentage of their sales revenue from outside the United States. The performance among sectors has also varied greatly as the Consumer Discretionary sector has risen 11.5%, while the Consumer Staples sector, which is more closely tied to interest rates, is down over 8.2% this year. Emerging market equities, as measured by the MSCI EM Index, have fallen 6.6% in 2018 after rising more than 37% last year. One contributor for the displacement could be from emerging market currencies tumbling 10% since their peak in February. Another concern for emerging markets is that a tightening U.S. Federal Reserve could negatively impact emerging economies that are dependent on issuing debt in U.S. dollars, as the debt would be more expensive to service if the Dollar rallies.

U.S. Economic Update

June 2018 marked the 109th consecutive month of the current economic expansion that began in 2009. This is now officially the second-longest economic expansion in U.S. history since World War II. It is likely that this expansion is closer to its conclusion than its beginning, however, its strength continues to be validated by an array of economic data.

The U.S. economy continued to expand at a pace of 2.2%, year-over-year, for the first quarter of 2018, but the economic future looks to be even brighter. According to the Economic Forecasting Survey by the Wall Street Journal, the average growth rate for the second quarter of 2018 is a consensus estimate projection of 3.6%. The most recent jobs report supported this growth by exceeding expectations of adding 190,000 new jobs, and creating 223,000 jobs instead. This brought the national unemployment level to 3.8%, its lowest level in 18 years. The jobs report also showed a long-awaited rise in wages of 2.7%, year-over-year. This strength, along with a rise in the price of oil from $60 a barrel to as high as $72 this year, has stoked fears of inflation. This has caused fixed income markets to struggle as bonds have experienced a backup in yields. The Bloomberg Barclay’s U.S. Aggregate Bond Index is down -1.62%, year-to-date.

The Federal Reserve

The Federal Reserve met in June and increased the overnight lending rate 0.25%, to a range of 1.75%-2.00%, as was widely anticipated by the marketplace. This was the seventh time that the Fed has raised rates since the monetary tightening began in December of 2015. The Fed reiterated that they are going to follow a symmetric 2% inflation objective, meaning they are committed to a gradual pace of monetary tightening even if inflation were to rise above this 2% threshold for some time. In the days following the rate hike, the Treasury yield curve has continued to flatten. The difference between the 2-year and the 10-year Treasury yield reached 0.33%, which is the least it has been since the third quarter of 2007. The Fed Board of Governors also released their meeting minutes stating that their expectation has now risen from three rate increases to a total of four for 2018.

Geopolitical events

On May 8, President Trump announced that the U.S. would withdraw from the Iranian nuclear deal that was established by the Obama administration in 2015, and restore economic sanctions on the country until they officially stop the pursuit of nuclear weapons. A similar story line unfolded in North Korea, as President Trump became the first sitting president of the United States to ever meet with the country’s leader. The historic meeting took place in Singapore with the goal of having North Korea agree to eliminate the country’s nuclear capabilities in exchange for easing the crippling economic sanctions that have been imposed on the country. This meeting with North Korea concluded with both leaders signing a pledge to continue “the building of a lasting and robust peace regime on the Korean Peninsula.”

The Trump administration also announced that they would implement a tariff on imports into the U.S. of 25% and 10% on steel and aluminum products, respectively. The original and primary target for this was China. Now, China and the U.S. have each retaliated tit-for-tat with their own tariffs on specific goods from each other’s country that now total $50 billion. The tariffs on steel and aluminum became applicable to the European Union, Canada and Mexico effective June 1. Previously, Canada and Mexico were exempt from the original tariff implications as NAFTA renegotiation talks continued. As the talks have extended beyond the original deadline, the U.S. is proceeding with tariff measures. In response, Canada, Mexico and the European Union announced measures to tax specific goods from the United States that are near equal value to that of the tariff applied by the U.S. on steel and aluminum imports.

In other news, the United Kingdom is not scheduled to exit the European Union until March 2019, yet this topic reemerged in the financial world when Italy’s two largest political parties attempted to appoint a finance minister with an anti-European Union stance. Although the appointment was unsuccessful, this created many concerns about potential economic implications to the E.U. and for investors, as Italy remains the Union’s third-largest economy. In

2018 Semiannual Report | June 30, 2018	Page 1

addition, unlike the U.K., Italy converted their currency to Euros and currently maintains the third-largest amount of public debt in the world. This has the potential for more serious implications than those of Brexit.

Looking Ahead

Could this be a hot summer? The data indicates that it could be a hot summer for the markets and economy. While we can’t be sure what headlines will impact the markets and how the markets will respond, we’re encouraged by positive drivers such as solid corporate earnings growth and low unemployment, and the prospect of this current secular bull market continuing on.

On behalf of all of us at Meeder Investment Management, we thank you for your continued trust and confidence in our investment management services.

Robert S. Meeder
President and CEO
Meeder Asset Management, Inc.

Page 2	2018 Semiannual Report | June 30, 2018

Sector Concentrations, Top 10 Holdings,
Fund Expense Analysis

June 30, 2018

Muirfield Fund(1)
Sector Concentration(2)	% of total net assets
Information Technology	19.9%
Healthcare	12.0%
Financials	10.5%
Consumer Discretionary	7.8%
Energy	5.8%
Industrials	4.1%
Real Estate Investment Trust	2.7%
Utilities	2.7%
Materials	2.2%
Consumer Staples	1.8%
Telecommunication Services	1.3%
Money Market Registered Investment Companies	27.7%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%

Top 10 Holdings	% of total net assets
Standard & Poors 500 Mini Futures September 21	8.6%
Mini MSCI EAFE Index Futures September 21	7.4%
E-mini Standard & Poors MidCap 400 Futures September 21	2.9%
Apple, Inc.	2.3%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Mini MSCI Emerging Markets Index Futures September 21	1.7%
Berkshire Hathaway, Inc.	1.4%
Russell 2000 Mini Index Futures September 21	1.2%
Bank of America Corp.	1.2%

Spectrum Fund(1)
Sector Concentration(2)	% of total net assets
Long Positions
Information Technology	17.8%
Financials	17.6%
Healthcare	11.9%
Consumer Discretionary	10.1%
Industrials	9.1%
Utilities	5.5%
Consumer Staples	4.4%
Energy	4.3%
Materials	3.3%
Real Estate Investment Trust	3.1%
Telecommunication Services	1.7%
Money Market Registered Investment Companies	9.0%
Bank Obligations	0.4%
Other Assets/Liabilities (Net)	35.1%
Total Long	133.3%

Short Positions
Financials	(11.2%)
Industrials	(5.3%)
Utilities	(4.3%)
Information Technology	(3.5%)
Materials	(2.5%)
Consumer Discretionary	(2.3%)
Consumer Staples	(2.2%)
Real Estate Investment Trust	(1.0%)
Healthcare	(0.5%)
Telecommunication Services	(0.3%)
Energy	(0.2%)
Total Short	(33.3%)
Total	100.0%

Top 10 Holdings	% of total net assets
Standard & Poors 500 Mini Futures September 21	21.1%
Mini MSCI EAFE Index Futures September 21	7.4%
E-mini Standard & Poors MidCap 400 Futures September 21	5.0%
Russell 2000 Mini Index Futures September 21	2.1%
Apple, Inc.	1.8%
Mini MSCI Emerging Markets Index Futures September 21	1.6%
Microsoft Corp.	1.5%
Amazon.com, Inc.	1.4%
Berkshire Hathaway, Inc.	1.1%
Alphabet, Inc.	1.0%

(1)	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
(2)	Concentrations are subject to change.

Page 4	2018 Semiannual Report | June 30, 2018

Global Allocation Fund(1)
Sector Concentration(2)	% of total net assets
Information Technology	10.6%
Healthcare	6.5%
Financials	5.9%
Consumer Discretionary	4.0%
Energy	3.5%
Industrials	2.2%
Real Estate Investment Trust	1.4%
Utilities	1.3%
Materials	1.0%
Consumer Staples	0.6%
Telecommunication Services	0.5%
Registered Investment Companies	35.8%
Money Market Registered Investment Companies	20.4%
Bank Obligations	1.7%
U.S. Government Obligations	2.7%
Other Assets/Liabilities (Net)	1.9%
Total	100.0%

Top 10 Holdings	% of total net assets
iShares Core MSCI EAFE ETF	21.2%
Mini MSCI EAFE Index Futures September 21	14.2%
Standard & Poors 500 Mini Futures September 21	5.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Goldman Sachs Emerging Markets Equity Insights Fund - Class I	2.4%
Mini MSCI Emerging Markets Index Futures September 21	1.8%
E-mini Standard & Poors MidCap 400 Futures September 21	1.3%
Apple, Inc.	1.2%
U.S. Treasury Note, 2.25%, due 11/15/2025	1.2%
U.S. Treasury Note, 2.13%, due 12/31/2022	1.2%

Balanced Fund(1)
Sector Concentration(2)	% of total net assets
Information Technology	13.3%
Healthcare	8.8%
Financials	7.0%
Consumer Discretionary	5.6%
Energy	3.5%
Industrials	2.9%
Utilities	2.1%
Real Estate Investment Trust	1.8%
Consumer Staples	1.4%
Materials	1.4%
Telecommunication Services	1.0%
Registered Investment Companies	22.8%
Money Market Registered Investment Companies	20.3%
Bank Obligations	0.4%
U.S. Government Obligations	7.9%
Other Assets/Liabilities (Net)	(0.2%)
Total	100.0%

Top 10 Holdings	% of total net assets
Standard & Poors 500 Mini Futures September 21	6.4%
Mini MSCI EAFE Index Futures September 21	5.2%
U.S. Treasury Note, 2.25%, due 11/15/2025	3.6%
U.S. Treasury Note, 2.13%, due 12/31/2022	3.5%
TCW Emerging Markets Income Fund - Class I	2.4%
E-mini Standard & Poors MidCap 400 Futures September 21	2.2%
iShares Core U.S. Aggregate Bond ETF	1.9%
Guggenheim Total Return Bond Fund - Class I	1.9%
Pioneer Bond Fund - Class Y	1.9%
Baird Core Plus Bond Fund - Class I	1.8%

(1)	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
(2)	Concentrations are subject to change.

2018 Semiannual Report | June 30, 2018	Page 5

Moderate Allocation Fund(1)
Sector Concentration(2)	% of total net assets
Information Technology	8.7%
Healthcare	5.9%
Financials	5.0%
Consumer Discretionary	3.4%
Energy	2.9%
Industrials	1.8%
Real Estate Investment Trust	1.2%
Utilities	1.2%
Materials	0.8%
Consumer Staples	0.6%
Telecommunication Services	0.5%
Registered Investment Companies	37.4%
Money Market Registered Investment Companies	18.2%
Bank Obligations	0.5%
U.S. Government Obligations	12.8%
Other Assets/Liabilities (Net)	(0.9%)
Total	100.0%

Top 10 Holdings	% of total net assets
Standard & Poors 500 Mini Futures September 21	6.7%
U.S. Treasury Note, 2.25%, due 11/15/2025	5.8%
U.S. Treasury Note, 2.13%, due 12/31/2022	5.8%
TCW Emerging Markets Income Fund - Class I	4.0%
Mini MSCI EAFE Index Futures September 21	3.6%
iShares Core U.S. Aggregate Bond ETF	3.1%
Pioneer Bond Fund - Class Y	3.0%
Baird Core Plus Bond Fund - Class I	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Guggenheim Total Return Bond Fund - Class I	3.0%

Conservative Allocation Fund(1)
Sector Concentration(2)	% of total net assets
Information Technology	5.7%
Healthcare	3.7%
Financials	3.2%
Consumer Discretionary	2.2%
Energy	1.9%
Industrials	1.2%
Real Estate Investment Trust	0.8%
Utilities	0.7%
Materials	0.5%
Consumer Staples	0.3%
Telecommunication Services	0.3%
Registered Investment Companies	52.4%
Money Market Registered Investment Companies	11.0%
Bank Obligations	0.2%
U.S. Government Obligations	18.2%
Other Assets/Liabilities (Net)	(2.3%)
Total	100.0%

Top 10 Holdings	% of total net assets
U.S. Treasury Note, 2.25%, due 11/15/2025	8.2%
U.S. Treasury Note, 2.13%, due 12/31/2022	8.2%
TCW Emerging Markets Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	4.3%
iShares Core U.S. Aggregate Bond ETF	4.3%
Pioneer Bond Fund - Class Y	4.3%
Guggenheim Total Return Bond Fund - Class I	4.3%
Baird Core Plus Bond Fund - Class I	4.3%
DoubleLine Total Return Bond Fund - Class I	4.3%
Lord Abbett High Yield Fund - Class I	3.5%

(1)	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
(2)	Concentrations are subject to change.

Page 6	2018 Semiannual Report | June 30, 2018

Aggressive Allocation Fund(1)
Sector Concentration(2)	% of total net assets
Healthcare	11.4%
Financials	10.6%
Information Technology	10.3%
Consumer Discretionary	7.7%
Industrials	7.2%
Real Estate Investment Trust	6.5%
Materials	4.4%
Energy	3.7%
Consumer Staples	3.3%
Utilities	2.0%
Telecommunication Services	0.3%
Registered Investment Companies	15.3%
Money Market Registered Investment Companies	11.8%
Bank Obligations	2.9%
Other Assets/Liabilities (Net)	2.6%
Total	100.0%

Top 10 Holdings	% of total net assets
Mini MSCI EAFE Index Futures September 21	8.9%
iShares Core MSCI EAFE ETF	8.9%
iShares Core U.S. Aggregate Bond ETF	5.3%
Mini MSCI Emerging Markets Index Futures September 21	3.2%
E-mini Standard & Poors MidCap 400 Futures September 21	2.2%
iShares Core MSCI Emerging Markets ETF	1.0%
UGI Corp.	0.8%
CubeSmart	0.8%
Cullen/Frost Bankers, Inc.	0.7%
WellCare Health Plans, Inc.	0.7%

Dynamic Allocation Fund(1)
Sector Concentration(2)	% of total net assets
Information Technology	17.7%
Healthcare	9.5%
Financials	9.1%
Consumer Discretionary	8.7%
Energy	6.5%
Industrials	4.0%
Real Estate Investment Trust	2.3%
Utilities	2.2%
Materials	2.1%
Telecommunication Services	1.3%
Consumer Staples	1.2%
Registered Investment Companies	12.4%
Money Market Registered Investment Companies	20.4%
Bank Obligations	0.9%
Other Assets/Liabilities (Net)	1.7%
Total	100.0%

Top 10 Holdings	% of total net assets
Mini MSCI EAFE Index Futures September 21	12.6%
iShares Core MSCI EAFE ETF	6.1%
Standard & Poors 500 Mini Futures September 21	5.7%
iShares Core U.S. Aggregate Bond ETF	5.4%
Mini MSCI Emerging Markets Index Futures September 21	3.6%
Apple, Inc.	2.3%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Berkshire Hathaway, Inc.	1.4%
Alphabet, Inc.	1.3%

Quantex Fund(1)
Sector Concentration(2)	% of total net assets
Consumer Discretionary	26.4%
Consumer Staples	3.3%
Energy	7.0%
Financials	9.7%
Healthcare	9.9%
Industrials	12.9%
Information Technology	10.0%
Materials	4.7%
Real Estate Investment Trust	6.9%
Utilities	4.1%
Money Market Registered Investment Companies	5.5%
Bank Obligations	1.5%
Other Assets/Liabilities (Net)	(1.9%)
Total	100.0%

Top 10 Holdings	% of total net assets
E-mini Standard & Poors MidCap 400 Futures September 21	3.9%
Macy's, Inc.	1.5%
Boston Beer Co., Inc./The	1.5%
Genworth Financial, Inc.	1.4%
Dillard's, Inc.	1.4%
Kohl's Corp.	1.3%
TripAdvisor, Inc.	1.3%
F5 Networks, Inc.	1.2%
AES Corp./VA	1.2%
Plantronics, Inc.	1.2%

(1)	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
(2)	Concentrations are subject to change.

2018 Semiannual Report | June 30, 2018	Page 7

Total Return Bond Fund
Sector Concentration(2)	% of total net assets
Registered Investment Companies	74.3%
Money Market Registered Investment Companies	6.4%
U.S. Government Obligations	19.6%
Other Assets/Liabilities (Net)	(0.3%)
Total	100.0%

Top 10 Holdings	% of total net assets
iShares Core U.S. Aggregate Bond ETF	15.9%
Vanguard Total Bond Market ETF	10.8%
U.S. Treasury Note, 2.25%, due 11/15/2025	8.8%
U.S. Treasury Note, 2.13%, due 12/31/2022	8.7%
Vanguard Intermediate-Term Corporate Bond ETF	7.2%
Baird Core Plus Bond Fund - Class I	5.2%
Frost Total Return Bond Fund - Class I	5.0%
Guggenheim Total Return Bond Fund - Class I	5.0%
DoubleLine Total Return Bond Fund - Class I	4.9%
Pioneer Bond Fund - Class Y	4.9%

Prime Money Market Fund
Sector Concentration(2)	% of total net assets
Commercial Paper	44.3%
Repurchase Agreements	20.8%
Certificates of Deposit	15.0%
Money Market Registered Investment Companies	12.4%
Bank Obligations	3.0%
U.S. Government and Agency Obligations	3.0%
Corporate Obligations	1.5%
Total	100.0%

Top 10 Holdings	% of total net assets
INTL FCStone Repo, 2.18%, due 7/2/2018	20.8%
Morgan Stanley Government Institutional Fund, 1.81%	6.4%
Fidelity Prime Institutional Money Market Portfolio, 2.06%	5.9%
Prudential Financial, Inc., 2.00%, due 7/2/2018	4.5%
BNP Paribas SA/New York, NY, 2.00%, due 7/9/2018	1.9%
Royal Bank of Canada Yankee CD, 2.49%, due 8/3/2018	1.6%
Bank of Montreal Yankee CD, 2.42%, due 7/12/2018	1.5%
Canadian Imperial Bank of NY Yankee CD, 2.54%, due 7/3/2018	1.5%
U.S. Bank N.A. Cincinnati, 2.48%, due 8/14/2018	1.5%
Bank of Nova Scotia Yankee CD, 2.54%, due 7/10/2018	1.5%

Institutional Prime Money Market Fund
Sector Concentration(2)	% of total net assets
Commercial Paper	46.5%
Repurchase Agreements	25.5%
Certificates of Deposit	15.3%
Money Market Registered Investment Companies	9.1%
U.S. Government and Agency Obligations	2.5%
Corporate Obligations	0.9%
Bank Obligations	0.3%
Other Assets/Liabilities (Net)	(0.1%)
Total	100.0%

Top 10 Holdings	% of total net assets
South Street Repo, 2.18%, due 7/2/2018	16.5%
INTL FCStone Repo, 2.18%, due 7/2/2018	6.3%
Morgan Stanley Government Institutional Fund, 1.81%	5.0%
Prudential Financial, Inc., 2.00%, due 7/2/2018	4.9%
Fidelity Prime Institutional Money Market Portfolio, 2.06%	4.1%
South Street Repo, 2.24%, due 7/2/2018	2.7%
United States Treasury Bill, 1.94%, due 9/20/2018	1.9%
Bank of Nova Scotia Yankee CD, 2.54%, due 7/10/2018	1.4%
Royal Bank of Canada Yankee CD, 2.26%, due 7/6/2018	1.4%
Bank of Montreal Yankee CD, 2.24%, due 7/13/2018	1.4%

(2)	Concentrations are subject to change.

Page 8	2018 Semiannual Report | June 30, 2018

Shareholder Expense Analysis (Unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees) and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES: You may use actual account values and actual expenses, along with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: Hypothetical account values and hypothetical expenses are based on the Funds’ actual expense ratios and assume rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value (12/31/17)	Ending Account Value (6/30/18)	Expenses Paid During Period[1] (12/31/17 - 6/30/18)	Expense Ratio[2] (Annualized)
Muirfield Fund - Retail Class	Actual	$ 1,000.00	$ 1,008.00	$ 6.66	1.33%
	Hypothetical	1,000.00	1,018.30	6.69	1.33%
Spectrum Fund - Retail Class	Actual	1,000.00	1,008.70	9.31	1.86%
	Hypothetical	1,000.00	1,015.66	9.35	1.86%
Global Allocation Fund - Retail Class	Actual	1,000.00	992.60	8.10	1.63%
	Hypothetical	1,000.00	1,016.80	8.20	1.63%
Balanced Fund - Retail Class	Actual	1,000.00	999.20	7.18	1.44%
	Hypothetical	1,000.00	1,017.75	7.24	1.44%
Moderate Allocation Fund - Retail Class	Actual	1,000.00	1,000.00	6.98	1.40%
	Hypothetical	1,000.00	1,017.95	7.04	1.40%
Conservative Allocation Fund - Retail Class	Actual	1,000.00	989.80	6.30	1.27%
	Hypothetical	1,000.00	1,018.60	6.39	1.27%
Aggressive Allocation Fund - Retail Class	Actual	1,000.00	1,018.20	9.81	1.95%
	Hypothetical	1,000.00	1,015.21	9.80	1.95%
Dynamic Allocation Fund - Retail Class	Actual	1,000.00	1,008.30	7.26	1.45%
	Hypothetical	1,000.00	1,017.70	7.29	1.45%
Quantex Fund - Retail Class	Actual	1,000.00	1,030.20	7.95	1.57%
	Hypothetical	1,000.00	1,017.10	7.90	1.57%
Total Return Bond Fund - Retail Class	Actual	1,000.00	979.30	5.63	1.14%
	Hypothetical	1,000.00	1,019.25	5.74	1.14%
Prime Money Market Fund	Actual	1,000.00	1,006.70	2.20	0.44%
	Hypothetical	1,000.00	1,022.74	2.22	0.44%
Institutional Prime Money Market Fund	Actual	1,000.00	1,008.30	0.75	0.15%
	Hypothetical	1,000.00	1,024.18	0.76	0.15%
Muirfield Fund - Adviser Class	Actual	1,000.00	1,009.20	5.91	1.18%
	Hypothetical	1,000.00	1,019.05	5.94	1.18%
Spectrum Fund - Adviser Class	Actual	1,000.00	1,009.50	8.37	1.67%
	Hypothetical	1,000.00	1,016.60	8.40	1.67%
Global Allocation Fund - Adviser Class	Actual	1,000.00	993.90	7.11	1.43%
	Hypothetical	1,000.00	1,017.80	7.19	1.43%

2018 Semiannual Report | June 30, 2018	Page 9

		Beginning Account Value (12/31/17)	Ending Account Value (6/30/18)	Expenses Paid During Period[1] (12/31/17 - 6/30/18)	Expense Ratio[2] (Annualized)
Balanced Fund - Adviser Class	Actual	$ 1,000.00	$ 1,000.90	$ 6.19	1.24%
	Hypothetical	1,000.00	1,018.75	6.24	1.24%
Moderate Allocation Fund - Adviser Class	Actual	1,000.00	1,000.90	5.99	1.20%
	Hypothetical	1,000.00	1,018.95	6.04	1.20%
Conservative Allocation Fund - Adviser Class	Actual	1,000.00	990.40	5.51	1.11%
	Hypothetical	1,000.00	1,019.40	5.59	1.11%
Aggressive Allocation Fund - Adviser Class	Actual	1,000.00	1,020.10	8.91	1.77%
	Hypothetical	1,000.00	1,016.11	8.90	1.77%
Dynamic Allocation Fund - Adviser Class	Actual	1,000.00	1,009.20	6.26	1.25%
	Hypothetical	1,000.00	1,018.70	6.29	1.25%
Quantex Fund - Adviser Class	Actual	1,000.00	1,031.00	7.19	1.42%
	Hypothetical	1,000.00	1,017.85	7.14	1.42%
Total Return Bond Fund - Adviser Class	Actual	1,000.00	980.30	4.69	0.95%
	Hypothetical	1,000.00	1,020.19	4.78	0.95%
Muirfield Fund - Institutional Class	Actual	1,000.00	1,009.20	4.96	0.99%
	Hypothetical	1,000.00	1,020.00	4.99	0.99%
Spectrum Fund - Institutional Class	Actual	1,000.00	1,011.30	7.47	1.49%
	Hypothetical	1,000.00	1,017.50	7.49	1.49%
Global Allocation Fund - Institutional Class	Actual	1,000.00	994.80	5.92	1.19%
	Hypothetical	1,000.00	1,019.00	5.99	1.19%
Balanced Fund - Institutional Class	Actual	1,000.00	1,000.90	5.29	1.06%
	Hypothetical	1,000.00	1,019.65	5.34	1.06%
Moderate Allocation Fund - Institutional Class	Actual	1,000.00	1,001.70	4.99	1.00%
	Hypothetical	1,000.00	1,019.95	5.04	1.00%
Conservative Allocation Fund - Institutional Class	Actual	1,000.00	991.70	4.57	0.92%
	Hypothetical	1,000.00	1,020.34	4.63	0.92%
Aggressive Allocation Fund - Institutional Class	Actual	1,000.00	1,021.00	7.71	1.53%
	Hypothetical	1,000.00	1,017.30	7.70	1.53%
Dynamic Allocation Fund - Institutional Class	Actual	1,000.00	1,011.10	5.11	1.02%
	Hypothetical	1,000.00	1,019.85	5.14	1.02%
Quantex Fund - Institutional Class	Actual	1,000.00	1,032.10	6.08	1.20%
	Hypothetical	1,000.00	1,018.95	6.04	1.20%
Total Return Bond Fund - Institutional Class	Actual	1,000.00	981.20	3.80	0.77%
	Hypothetical	1,000.00	1,021.09	3.88	0.77%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period by 181/365 (to reflect the total number of days in the six-month period).
[2]	Does not include the effects of acquired fund fees and expenses. May be influenced by the timing of reimbursements made to the Fund.

Page 10	2018 Semiannual Report | June 30, 2018

2018 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 70.8%
Consumer Discretionary — 7.8%
1-800-Flowers.com, Inc. (2)	2,184	27,409
Abercrombie & Fitch Co.	1,172	28,691
Amazon.com, Inc. (2)	5,807	9,870,739
AMC Networks, Inc. (2)	2,243	139,515
American Eagle Outfitters, Inc.	53	1,232
American Public Education, Inc. (2)	216	9,094
Bed Bath & Beyond, Inc.	7,727	153,960
Best Buy Co., Inc.	16,603	1,238,252
Big Lots, Inc.	175	7,312
Bloomin' Brands, Inc.	21,156	425,236
Booking Holdings, Inc. (2)	1,802	3,652,816
Brinker International, Inc.	308	14,661
Build-A-Bear Workshop, Inc. (2)	892	6,779
Burlington Stores, Inc. (2)	2,934	441,655
Cambium Learning Group, Inc. (2)	2,284	25,467
Chico's FAS, Inc.	2,038	16,589
Comcast Corp.	44,018	1,444,231
Deckers Outdoor Corp. (2)	301	33,980
Dollar General Corp.	12,130	1,196,018
Foot Locker, Inc.	1,292	68,024
Ford Motor Co.	308,230	3,412,106
Gannett Co., Inc.	13,427	143,669
Gentex Corp.	17,355	399,512
Grand Canyon Education, Inc. (2)	2,142	239,069
Hibbett Sports, Inc. (2)	203	4,649
Home Depot, Inc./The	2,685	523,844
J Alexander's Holdings, Inc. (2)	500	5,575
John Wiley & Sons, Inc.	8,311	518,606
Kohl's Corp.	6,080	443,232
Las Vegas Sands Corp.	4,258	325,141
La-Z-Boy, Inc.	1,303	39,872
Lear Corp.	13,785	2,561,391
Liberty Expedia Holdings, Inc. (2)	15,644	687,397
Lululemon Athletica, Inc. (2)	9,073	1,132,764
Macy's, Inc.	9,994	374,075
MDC Partners, Inc. (2)	680	3,128
Michael Kors Holdings, Ltd. (2)	16,328	1,087,445
National CineMedia, Inc.	4,503	37,825
Netflix, Inc. (2)	5,302	2,075,362
New Media Investment Group, Inc.	13,368	247,041
NVR, Inc. (2)	351	1,042,593
Penn National Gaming, Inc. (2)	4,213	141,515
Pinnacle Entertainment, Inc. (2)	20,950	706,644
PulteGroup, Inc.	19,690	566,088
Qurate Retail, Inc. (2)	5,854	124,222
Ross Stores, Inc.	18,185	1,541,179
Shutterfly, Inc. (2)	1,429	128,653
Stoneridge, Inc. (2)	2,449	86,058
Tailored Brands, Inc.	2,378	60,687
Target Corp.	32,649	2,485,242
Taylor Morrison Home Corp. (2)	8,104	168,401
Tenneco, Inc.	4,792	210,656
TJX Cos., Inc./The	2,833	269,645
TopBuild Corp. (2)	1,605	125,736
Tower International, Inc.	773	24,581
tronc, Inc. (2)	2,753	47,572
Twenty-First Century Fox, Inc. - Class B	3,841	189,246
Twenty-First Century Fox, Inc. - Class A	11,559	574,367
Urban Outfitters, Inc. (2)	2,730	121,622
World Wrestling Entertainment, Inc.	608	44,275
Wyndham Destinations, Inc.	13,568	600,655
		42,323,000

Consumer Staples — 1.8%
Conagra Brands, Inc.	8,805	314,603
Flowers Foods, Inc.	13,191	274,769
Herbalife Nutrition, Ltd. (2)	6,878	369,486
Kroger Co./The	19,445	553,210
Lamb Weston Holdings, Inc.	8,105	555,274
Molson Coors Brewing Co.	4,195	285,428
Performance Food Group Co. (2)	3,279	120,339
Tyson Foods, Inc.	45,477	3,131,091
US Foods Holding Corp. (2)	8,615	325,819
USANA Health Sciences, Inc. (2)	2,263	260,924
Village Super Market, Inc.	1,436	42,305
Walgreens Boots Alliance, Inc.	11,070	664,366
Walmart, Inc.	33,451	2,865,078
Weis Markets, Inc.	936	49,926
		9,812,618

Energy — 5.8%
Adams Resources & Energy, Inc.	252	10,836
Anadarko Petroleum Corp.	23,385	1,712,951
Andeavor	10,702	1,403,888
Arch Coal, Inc.	1,897	148,782
Cactus, Inc. (2)	5,424	183,277
California Resources Corp. (2)	404	18,358
Chevron Corp.	24,993	3,159,865
ConocoPhillips	40,418	2,813,901
CONSOL Energy, Inc. (2)	1,134	43,489
Continental Resources, Inc./OK (2)	8,905	576,688

The accompanying notes are an integral part of these financial statements.

Page 12	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
CVR Energy, Inc.	2,631	97,321
Delek US Holdings, Inc.	4,024	201,884
Denbury Resources, Inc. (2)	4,582	22,039
Energen Corp. (2)	7,080	515,566
EOG Resources, Inc.	1,604	199,586
Evolution Petroleum Corp.	6,756	66,547
Exxon Mobil Corp.	58,196	4,814,555
FTS International, Inc. (2)	15,642	222,742
Hallador Energy Co.	6,366	45,453
HollyFrontier Corp.	12,826	877,683
Keane Group, Inc. (2)	3,375	46,136
Liberty Oilfield Services, Inc. (2)	4,981	93,244
Mammoth Energy Services, Inc. (2)	2,548	86,530
Marathon Oil Corp.	18,444	384,742
Marathon Petroleum Corp.	42,595	2,988,465
Matrix Service Co. (2)	3,798	69,693
Midstates Petroleum Co., Inc. (2)	1,785	24,294
Occidental Petroleum Corp.	25,411	2,126,392
Overseas Shipholding Group, Inc. (2)	7,832	30,388
Par Pacific Holdings, Inc. (2)	460	7,995
PBF Energy, Inc.	16,030	672,138
Peabody Energy Corp.	5,567	253,187
PHI, Inc. (2)	424	4,312
Phillips 66	31,477	3,535,182
Pioneer Energy Services Corp. (2)	1,006	5,885
ProPetro Holding Corp. (2)	2,141	33,571
Quintana Energy Services, Inc. (2)	1,000	8,470
Renewable Energy Group, Inc. (2)	3,697	65,991
SilverBow Resources, Inc. (2)	1,013	29,255
Valero Energy Corp.	32,235	3,572,605
W&T Offshore, Inc. (2)	12,439	88,939
Whiting Petroleum Corp. (2)	10	527
WildHorse Resource Development Corp. (2)	2,932	74,356
World Fuel Services Corp.	1,909	38,963
		31,376,671

Financials — 10.5%
Aflac, Inc.	2,775	119,381
BancFirst Corp.	1,000	59,200
Bancorp, Inc./The (2)	13,453	140,718
Bank of America Corp.	221,992	6,257,954
Bank of NT Butterfield & Son, Ltd./The	8,325	380,619
BankUnited, Inc.	28,501	1,164,266
BB&T Corp.	67,407	3,400,009
Berkshire Hathaway, Inc. (2)	41,892	7,819,142
Cannae Holdings, Inc. (2)	6,314	117,125
Charter Financial Corp./MD	3,747	90,490
Cherry Hill Mortgage Investment Corp.	1,619	28,915
CIT Group, Inc.	247	12,451
Citizens Financial Group, Inc.	41,658	1,620,496
Comerica, Inc.	2,799	254,485
Cullen/Frost Bankers, Inc.	6,400	692,736
Enova International, Inc. (2)	2,015	73,648
Evercore, Inc.	6,352	669,818
Fifth Third Bancorp	98,796	2,835,445
First American Financial Corp.	23,486	1,214,696
First BanCorp/Puerto Rico (2)	19,519	149,320
FirstCash, Inc.	4,505	404,774
Genworth Financial, Inc. (2)	5,202	23,409
Hamilton Lane, Inc.	966	46,339
Huntington Bancshares, Inc./OH	1,095	16,162
Independence Holding Co.	847	28,163
Infinity Property & Casualty Corp.	1,216	173,098
JPMorgan Chase & Co.	53,125	5,535,625
Ladder Capital Corp.	6,670	104,185
Lazard, Ltd.	2,160	105,646
LPL Financial Holdings, Inc.	1,241	81,335
MB Financial, Inc.	11,952	558,158
Medley Management, Inc. (2)	2,062	7,320
Meta Financial Group, Inc.	443	43,148
New Residential Investment Corp.	135,397	2,368,094
Northeast Bancorp	657	14,323
Northrim BanCorp, Inc.	1,848	73,088
OFG Bancorp	5,326	74,830
Oppenheimer Holdings, Inc.	1,858	52,024
PacWest Bancorp	19,384	957,957
PennyMac Financial Services, Inc. (2)	1,476	29,003
PNC Financial Services Group, Inc./The	25,729	3,475,988
Popular, Inc.	8,545	386,319
Progressive Corp./The	47,418	2,804,775
Prudential Financial, Inc.	17,581	1,643,999
Pzena Investment Management, Inc.	3,833	35,302
Regional Management Corp. (2)	970	33,969
Regions Financial Corp.	155,589	2,766,372
State Bank Financial Corp.	1,968	65,731
Stewart Information Services Corp.	2,916	125,592
SunTrust Banks, Inc.	33,985	2,243,690
Sutherland Asset Management Corp.	1,450	23,563
TCF Financial Corp.	30,449	749,654
Triumph Bancorp, Inc. (2)	6,349	258,722
Umpqua Holdings Corp.	32,809	741,155
Universal Insurance Holdings, Inc.	7,089	248,824

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 13

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Walker & Dunlop, Inc.	6,931	385,710
Wells Fargo & Co.	56,700	3,143,448
		56,930,408

Healthcare — 12.0%
Abaxis, Inc.	291	24,156
AbbVie, Inc.	34,050	3,154,733
ABIOMED, Inc. (2)	922	377,144
Addus HomeCare Corp. (2)	416	23,816
Alexion Pharmaceuticals, Inc. (2)	6,487	805,361
Align Technology, Inc. (2)	2,803	959,018
AMAG Pharmaceuticals, Inc. (2)	4,492	87,594
Amgen, Inc.	18,960	3,499,826
Amphastar Pharmaceuticals, Inc. (2)	4,260	65,008
AnaptysBio, Inc. (2)	642	45,608
Anthem, Inc.	13,006	3,095,818
Arena Pharmaceuticals, Inc. (2)	1,442	62,871
Atara Biotherapeutics, Inc. (2)	858	31,532
AxoGen, Inc. (2)	1,600	80,400
Baxter International, Inc.	12,661	934,888
Biogen, Inc. (2)	11,214	3,254,751
Bio-Rad Laboratories, Inc. (2)	715	206,306
BioSpecifics Technologies Corp. (2)	300	13,458
Bristol-Myers Squibb Co.	8,140	450,468
Cantel Medical Corp.	463	45,541
Cardinal Health, Inc.	26,375	1,287,891
Catalent, Inc. (2)	4,796	200,904
Catalyst Pharmaceuticals, Inc. (2)	9,188	28,667
Celcuity, Inc. (2)	720	17,870
Centene Corp. (2)	10,894	1,342,250
Cerner Corp. (2)	52,432	3,134,909
Chemed Corp.	1,623	522,298
ChemoCentryx, Inc. (2)	3,809	50,165
Collegium Pharmaceutical, Inc. (2)	1,569	37,421
Concert Pharmaceuticals, Inc. (2)	3,441	57,912
CONMED Corp.	989	72,395
Cutera, Inc. (2)	911	36,713
CytomX Therapeutics, Inc. (2)	509	11,636
Eagle Pharmaceuticals, Inc./DE (2)	910	68,851
Emergent BioSolutions, Inc. (2)	10,109	510,403
Enanta Pharmaceuticals, Inc. (2)	1,510	175,009
Exelixis, Inc. (2)	7,734	166,436
Express Scripts Holding Co. (2)	44,715	3,452,445
Fate Therapeutics, Inc. (2)	1,267	14,368
FONAR Corp. (2)	864	22,939
Foundation Medicine, Inc. (2)	194	26,520
G1 Therapeutics, Inc. (2)	993	43,156
Genomic Health, Inc. (2)	4,150	209,160
Geron Corp. (2)	1,165	3,996
Gilead Sciences, Inc.	43,009	3,046,758
Globus Medical, Inc. (2)	13,253	668,746
Haemonetics Corp. (2)	7,180	643,902
Halozyme Therapeutics, Inc. (2)	1,802	30,400
HCA Healthcare, Inc.	31,672	3,249,547
Hill-Rom Holdings, Inc.	5,042	440,368
ICU Medical, Inc. (2)	77	22,611
ImmunoGen, Inc. (2)	117	1,138
Immunomedics, Inc. (2)	269	6,367
Innovate Biopharmaceuticals, Inc. (2)	192	4,525
Inogen, Inc. (2)	662	123,350
Integer Holdings Corp. (2)	3,362	217,353
Intersect ENT, Inc. (2)	1,464	54,827
Intuitive Surgical, Inc. (2)	7,257	3,472,329
Iovance Biotherapeutics, Inc. (2)	867	11,098
Ironwood Pharmaceuticals, Inc. (2)	4,348	83,134
Johnson & Johnson	22,876	2,775,774
Kindred Biosciences, Inc. (2)	1,925	20,501
Lantheus Holdings, Inc. (2)	1,816	26,423
Loxo Oncology, Inc. (2)	588	102,006
Luminex Corp.	3,633	107,282
Madrigal Pharmaceuticals, Inc. (2)	249	69,643
Masimo Corp. (2)	828	80,854
McKesson Corp.	2,313	308,554
Medtronic PLC	29,771	2,548,695
Merck & Co., Inc.	24,037	1,459,046
Minerva Neurosciences, Inc. (2)	972	8,019
Momenta Pharmaceuticals, Inc. (2)	3,887	79,489
Mylan NV (2)	28,191	1,018,823
Myriad Genetics, Inc. (2)	2,915	108,934
Nektar Therapeutics (2)	2,841	138,726
Orthofix International NV (2)	7,104	403,649
PDL BioPharma, Inc. (2)	12,916	30,223
Pfizer, Inc.	135,183	4,904,439
Phibro Animal Health Corp.	1,755	80,818
Pieris Pharmaceuticals, Inc. (2)	5,470	27,733
Premier, Inc. (2)	22,681	825,135
Providence Service Corp./The (2)	431	33,855
PTC Therapeutics, Inc. (2)	2,173	73,295
Quality Systems, Inc. (2)	2,259	44,051
RadNet, Inc. (2)	2,351	35,265
Recro Pharma, Inc. (2)	1,893	9,503
Regeneron Pharmaceuticals, Inc. (2)	426	146,966

The accompanying notes are an integral part of these financial statements.

Page 14	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
REGENXBIO, Inc. (2)	1,356	97,293
Sage Therapeutics, Inc. (2)	855	133,833
Simulations Plus, Inc.	291	6,475
Spectrum Pharmaceuticals, Inc. (2)	2,314	48,501
STAAR Surgical Co. (2)	688	21,328
Tabula Rasa HealthCare, Inc. (2)	621	39,638
Triple-S Management Corp. (2)	1,321	51,598
United Therapeutics Corp. (2)	6,950	786,393
UnitedHealth Group, Inc.	15,357	3,767,686
Universal Health Services, Inc.	118	13,150
Vanda Pharmaceuticals, Inc. (2)	849	16,173
Veracyte, Inc. (2)	4,025	37,594
Vertex Pharmaceuticals, Inc. (2)	14,060	2,389,638
WellCare Health Plans, Inc. (2)	1,269	312,479
Xencor, Inc. (2)	980	36,270
Zoetis, Inc.	8,864	755,124
		64,769,938

Industrials — 4.1%
Allison Transmission Holdings, Inc.	39,281	1,590,488
ArcBest Corp.	1,836	83,905
Atkore International Group, Inc. (2)	7,000	145,390
BG Staffing, Inc.	1,040	24,180
Boeing Co./The	14,347	4,813,562
Casella Waste Systems, Inc. (2)	2,860	73,245
Comfort Systems USA, Inc.	3,317	151,919
Continental Building Products, Inc. (2)	3,018	95,218
Copart, Inc. (2)	21,983	1,243,358
Costamare, Inc.	2	16
Covenant Transportation Group, Inc. (2)	3,308	104,202
Ducommun, Inc. (2)	156	5,162
EMCOR Group, Inc.	1,972	150,227
FTI Consulting, Inc. (2)	3,246	196,318
Genco Shipping & Trading, Ltd. (2)	4,185	64,868
Global Brass & Copper Holdings, Inc.	2,653	83,172
Hillenbrand, Inc.	1,802	84,964
Huntington Ingalls Industries, Inc.	7,531	1,632,645
Hurco Cos., Inc.	1,119	50,075
ICF International, Inc.	612	43,483
JetBlue Airways Corp. (2)	4,570	86,739
Kaman Corp.	487	33,939
KBR, Inc.	7,505	134,490
Kelly Services, Inc.	1,815	40,747
Kforce, Inc.	2,401	82,354
Kimball International, Inc.	3,171	51,243
LB Foster Co. (2)	1,197	27,471
ManpowerGroup, Inc.	836	71,946
Matson, Inc.	1,405	53,924
McGrath RentCorp	6,136	388,225
Miller Industries, Inc./TN	1,335	34,109
MYR Group, Inc. (2)	3,837	136,060
Navigant Consulting, Inc. (2)	5,397	119,490
Nexeo Solutions, Inc. (2)	3,439	31,398
Norfolk Southern Corp.	3,742	564,556
Old Dominion Freight Line, Inc.	3,384	504,081
Park-Ohio Holdings Corp.	1,247	46,513
Pitney Bowes, Inc.	13,170	112,867
Proto Labs, Inc. (2)	397	47,223
Quad/Graphics, Inc.	5,314	110,691
Quanta Services, Inc. (2)	2,938	98,129
RR Donnelley & Sons Co.	3,299	19,002
Safe Bulkers, Inc. (2)	6,792	23,093
Saia, Inc. (2)	2,118	171,240
SkyWest, Inc.	1,293	67,107
Spartan Motors, Inc.	1,633	24,658
Systemax, Inc.	586	20,117
Teledyne Technologies, Inc. (2)	1,866	371,446
Textron, Inc.	7,314	482,066
Union Pacific Corp.	25,063	3,550,926
United Rentals, Inc. (2)	6,169	910,668
Universal Logistics Holdings, Inc.	5,111	134,164
Vectrus, Inc. (2)	3,548	109,349
Vicor Corp. (2)	564	24,562
Waste Management, Inc.	7,365	599,069
WW Grainger, Inc.	6,805	2,098,662
		22,018,721

Information Technology — 19.9%
Accenture PLC	22,836	3,735,741
Adobe Systems, Inc. (2)	13,778	3,359,214
Alphabet, Inc. - Class C (2)	5,054	5,638,495
Alphabet, Inc. - Class A (2)	950	1,072,731
Amkor Technology, Inc. (2)	20,685	177,684
Apple, Inc.	68,662	12,710,023
Applied Materials, Inc.	69,621	3,215,794
ARRIS International PLC (2)	40,638	993,396
Aspen Technology, Inc. (2)	11,450	1,061,873
Avnet, Inc.	8,050	345,265
Blucora, Inc. (2)	1,099	40,663
Booz Allen Hamilton Holding Corp.	16,622	726,880
Broadridge Financial Solutions, Inc.	5,965	686,572
CA, Inc.	49,962	1,781,145

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 15

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
CACI International, Inc. (2)	1,761	296,817
CDW Corp./DE	2,319	187,352
Ciena Corp. (2)	23,451	621,686
Cisco Systems, Inc.	133,901	5,761,760
Citrix Systems, Inc. (2)	24,986	2,619,532
Comtech Telecommunications Corp.	2,345	74,759
Daktronics, Inc.	355	3,021
DXC Technology Co.	22,621	1,823,479
Electro Scientific Industries, Inc. (2)	2,829	44,613
Electronic Arts, Inc. (2)	6,790	957,526
Etsy, Inc. (2)	4,301	181,459
F5 Networks, Inc. (2)	9,650	1,664,143
Facebook, Inc. (2)	31,972	6,212,799
Fortinet, Inc. (2)	14,181	885,320
Hewlett Packard Enterprise Co.	29,071	424,727
HP, Inc.	149,271	3,386,959
Immersion Corp. (2)	2,386	36,840
Insight Enterprises, Inc. (2)	1,407	68,845
Intel Corp.	85,119	4,231,265
InterDigital, Inc./PA	2,559	207,023
International Business Machines Corp.	23,567	3,292,310
Intuit, Inc.	16,792	3,430,690
IPG Photonics Corp. (2)	1,676	369,776
Jabil, Inc.	22,466	621,410
Juniper Networks, Inc.	38,644	1,059,618
Lam Research Corp.	17,168	2,967,489
Mastercard, Inc.	22,358	4,393,794
Micron Technology, Inc. (2)	44,356	2,326,029
Microsoft Corp.	107,694	10,619,706
MKS Instruments, Inc.	3,392	324,614
Nanometrics, Inc. (2)	3,695	130,840
NETGEAR, Inc. (2)	227	14,188
Novanta, Inc. (2)	60	3,738
NVIDIA Corp.	15,254	3,613,673
ON Semiconductor Corp. (2)	42,162	937,472
Oracle Corp.	50,297	2,216,086
PC Connection, Inc.	1,266	42,031
QuinStreet, Inc. (2)	1,203	15,278
Red Hat, Inc. (2)	4,605	618,774
RingCentral, Inc. (2)	1,079	75,908
Rosetta Stone, Inc. (2)	6,708	107,529
Rudolph Technologies, Inc. (2)	3,836	113,546
Syntel, Inc. (2)	8,513	273,182
Tech Data Corp. (2)	2,453	201,440
TechTarget, Inc. (2)	346	9,826
Texas Instruments, Inc.	38,588	4,254,327
Unisys Corp. (2)	5,382	69,428
Vishay Precision Group, Inc. (2)	406	15,489
Western Digital Corp.	1,119	86,622
Xcerra Corp. (2)	15,662	218,798
Xerox Corp. (2)	8,674	208,176
XO Group, Inc. (2)	1,333	42,656
Zebra Technologies Corp. (2)	2,056	294,522
		108,204,366

Materials — 2.2%
AdvanSix, Inc. (2)	1,214	44,469
Chemours Co./The	14,741	653,911
Eagle Materials, Inc.	343	36,005
Eastman Chemical Co.	20,780	2,077,169
Freeport-McMoRan, Inc.	35,128	606,309
Gold Resource Corp.	2,833	18,669
Huntsman Corp.	16,150	471,580
Kraton Corp. (2)	3,602	166,196
Kronos Worldwide, Inc.	7,323	164,987
Louisiana-Pacific Corp.	10,599	288,505
LyondellBasell Industries NV	30,679	3,370,088
Reliance Steel & Aluminum Co.	13,176	1,153,427
Steel Dynamics, Inc.	9,478	435,514
Tredegar Corp.	2,083	48,951
Trinseo SA	10,490	744,266
United States Steel Corp.	5,535	192,341
Verso Corp. (2)	857	18,648
Westlake Chemical Corp.	11,142	1,199,213
		11,690,248

Real Estate Investment Trust — 2.7%
American Tower Corp.	3,765	542,800
CareTrust REIT, Inc.	4,696	78,376
Chesapeake Lodging Trust	2,222	70,304
CoreCivic, Inc.	7,946	189,830
CubeSmart	26,432	851,639
Essex Property Trust, Inc.	11,708	2,799,032
GEO Group, Inc./The	5,427	149,460
Hersha Hospitality Trust	7,882	169,069
Hospitality Properties Trust	1,013	28,982
Host Hotels & Resorts, Inc.	84,988	1,790,697
Lamar Advertising Co.	10,572	722,173
LaSalle Hotel Properties	1,498	51,277
Maui Land & Pineapple Co., Inc. (2)	122	1,366
Omega Healthcare Investors, Inc.	788	24,428
Pebblebrook Hotel Trust	5,590	216,892

The accompanying notes are an integral part of these financial statements.

Page 16	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
PotlatchDeltic Corp.	654	33,256
PS Business Parks, Inc.	2,311	296,964
Public Storage	5,273	1,196,233
Rayonier, Inc.	9,581	370,689
Retail Properties of America, Inc.	16,680	213,170
Simon Property Group, Inc.	20,960	3,567,182
Tanger Factory Outlet Centers, Inc.	4,351	102,205
Tier REIT, Inc.	6,820	162,180
Urstadt Biddle Properties, Inc.	2,586	58,521
Ventas, Inc.	15,153	862,963
		14,549,688

Telecommunication Services — 1.3%
AT&T, Inc.	62,305	2,000,614
Intelsat SA (2)	1,398	23,291
Telephone & Data Systems, Inc.	1,368	37,511
T-Mobile US, Inc. (2)	386	23,064
Verizon Communications, Inc.	98,347	4,947,838
		7,032,318

Utilities — 2.7%
AES Corp./VA	61,381	823,119
CenterPoint Energy, Inc.	100,350	2,780,699
Consolidated Water Co., Ltd.	1,058	13,648
Exelon Corp.	81,186	3,458,524
MDU Resources Group, Inc.	58,321	1,672,646
New Jersey Resources Corp.	900	40,275
NextEra Energy, Inc.	23,679	3,955,103
UGI Corp.	29,276	1,524,401
Vistra Energy Corp. (2)	18,061	427,316
		14,695,731

Total Common Stocks (Cost $348,413,242)		383,403,707

Money Market Registered Investment Companies — 27.7%
Meeder Institutional Prime Money Market Fund, 1.96% (3)	150,112,582	150,112,582
Total Money Market Registered Investment Companies (Cost $150,099,532)		150,112,582

Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (4)	249,219	249,219
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (4)	249,223	249,223
Pacific Mercantile Bank Deposit Account, 1.83%, 7/2/2018 (4)	249,317	249,317
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (4)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (4)	249,267	249,267
Total Bank Obligations (Cost $1,246,208)		1,246,208
Total Investments — 98.7% (Cost $499,758,982)		534,762,497
Other Assets less Liabilities — 1.3%		7,113,305
Total Net Assets — 100.0%		541,875,802

Trustee Deferred Compensation (5)
Meeder Aggressive Allocation Fund	6,533	69,511
Meeder Balanced Fund	3,356	38,795
Meeder Dynamic Allocation Fund	2,311	25,236
Meeder Muirfield Fund	3,794	28,834
Meeder Conservative Allocation Fund	954	21,131
Total Trustee Deferred Compensation (Cost $162,421)		183,507

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 17

Schedule of Investments
June 30, 2018 (unaudited)

Muirfield Fund
	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	409	9/21/2018	39,987,930	(1,227,485)
Mini MSCI Emerging Markets Index Futures	174	9/21/2018	9,250,710	(516,693)
Russell 2000 Mini Index Futures	82	9/21/2018	6,754,750	(146,430)
Standard & Poors 500 Mini Futures	344	9/21/2018	46,811,520	(391,046)
E-mini Standard & Poors MidCap 400 Futures	81	9/21/2018	15,844,410	(298,670)
Total Futures Contracts	1,090		118,649,320	(2,580,324)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$533,516,289	$(2,580,324)
Level 2 - Other Significant Observable Inputs	1,246,208	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$534,762,497	$(2,580,324)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

Page 18	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — 88.8%
Consumer Discretionary — 10.1%
1-800-Flowers.com, Inc. (2)	772	9,689
Aaron's, Inc.	284	12,340
Abercrombie & Fitch Co.	199	4,872
Amazon.com, Inc. (2)(5)	1,379	2,344,024
AMC Networks, Inc. (2)	1,144	71,157
American Axle & Manufacturing Holdings, Inc. (2)	1,604	24,958
American Eagle Outfitters, Inc.	1,527	35,503
American Public Education, Inc. (2)	170	7,157
Ascent Capital Group, Inc. (2)	1,509	4,240
AutoZone, Inc. (2)	144	96,614
Bassett Furniture Industries, Inc.	373	10,276
Bed Bath & Beyond, Inc.	3,135	62,465
Best Buy Co., Inc. (5)	3,717	277,214
Big Lots, Inc.	552	23,063
BJ's Restaurants, Inc.	318	19,080
Bloomin' Brands, Inc.	2,843	57,144
Booking Holdings, Inc. (2)	401	812,863
Bridgepoint Education, Inc. (2)	2,412	15,750
Bright Horizons Family Solutions, Inc. (2)	331	33,934
Brinker International, Inc.	1,113	52,979
Brunswick Corp./DE	906	58,419
Build-A-Bear Workshop, Inc. (2)	690	5,244
Burlington Stores, Inc. (2)	711	107,027
Cambium Learning Group, Inc. (2)	323	3,601
Capella Education Co.	249	24,576
Career Education Corp. (2)	437	7,066
Carrols Restaurant Group, Inc. (2)	1,185	17,597
Carter's, Inc.	223	24,171
Cavco Industries, Inc. (2)	31	6,437
Central European Media Enterprises, Ltd. (2)	600	2,490
Chico's FAS, Inc.	2,139	17,411
Children's Place, Inc./The	138	16,670
Churchill Downs, Inc.	71	21,052
Cinemark Holdings, Inc.	398	13,962
Citi Trends, Inc.	55	1,509
Collectors Universe, Inc.	490	7,223
Comcast Corp. (5)	16,431	539,101
Container Store Group, Inc./The (2)	443	3,726
Cooper-Standard Holdings, Inc. (2)	497	64,943
Cracker Barrel Old Country Store, Inc.	83	12,965
Dana, Inc.	340	6,865
Deckers Outdoor Corp. (2)	264	29,803
Del Frisco's Restaurant Group, Inc. (2)	818	10,307
Denny's Corp. (2)	3,492	55,628
Destination XL Group, Inc. (2)	1,017	2,288
Dick's Sporting Goods, Inc.	282	9,941
Discovery, Inc. (2)	4,618	117,759
Dollar General Corp.	4,610	454,546
Dollar Tree, Inc. (2)	2,718	231,030
Domino's Pizza, Inc.	332	93,680
DR Horton, Inc.	823	33,743
DSW, Inc.	469	12,110
El Pollo Loco Holdings, Inc. (2)	167	1,904
Entravision Communications Corp.	2,648	13,240
Express, Inc. (2)	458	4,191
Extended Stay America, Inc.	3,406	73,604
Five Below, Inc. (2)	111	10,846
Flexsteel Industries, Inc.	202	8,060
Foot Locker, Inc.	923	48,596
Ford Motor Co.	74,859	828,689
Francesca's Holdings Corp. (2)	694	5,240
FTD Cos., Inc. (2)	696	3,229
Funko, Inc. (2)	510	6,401
GameStop Corp. (3)	1,985	28,921
Gannett Co., Inc.	2,843	30,420
Gap, Inc./The	1,778	57,589
GCI Liberty, Inc. (2)	47	2,119
General Motors Co.	10,315	406,411
Genesco, Inc. (2)	198	7,861
Gentex Corp.	6,772	155,891
Global Eagle Entertainment, Inc. (2)	356	897
GNC Holdings, Inc. (2)	452	1,591
Graham Holdings Co.	2	1,172
Grand Canyon Education, Inc. (2)	909	101,453
Gray Television, Inc. (2)	599	9,464
Group 1 Automotive, Inc.	76	4,788
Groupon, Inc. (2)	1,698	7,301
H&R Block, Inc.	1,580	35,992
Hamilton Beach Brands Holding Co.	136	3,951
Hibbett Sports, Inc. (2)	547	12,526
Hilton Grand Vacations, Inc. (2)	151	5,240
Home Depot, Inc./The (5)	4,459	869,951
Hooker Furniture Corp.	176	8,254
Hovnanian Enterprises, Inc. (2)	3,399	5,540
Hudson, Ltd. (2)	332	5,807
Iconix Brand Group, Inc. (2)	1,627	949
Inspired Entertainment, Inc. (2)	241	1,506
International Speedway Corp.	349	15,600
Interpublic Group of Cos., Inc./The	5,361	125,662
J Alexander's Holdings, Inc. (2)	926	10,325
J. Jill, Inc. (2)	432	4,035
JAKKS Pacific, Inc. (2)	2,401	7,863

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 19

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
John Wiley & Sons, Inc.	2,211	137,966
Johnson Outdoors, Inc.	16	1,352
K12, Inc. (2)	156	2,554
Kirkland's, Inc. (2)	301	3,504
Kohl's Corp.	721	52,561
Kona Grill, Inc. (2)	2,591	6,089
L Brands, Inc.	732	26,996
Lands' End, Inc. (2)	97	2,706
Las Vegas Sands Corp.	6,484	495,118
La-Z-Boy, Inc.	1,306	39,964
LCI Industries	139	12,531
Lear Corp.	2,627	488,123
Liberty Expedia Holdings, Inc. (2)	2,587	113,673
Liberty Latin America, Ltd. Class C (2)	162	3,140
Liberty Media Corp-Liberty SiriusXM (2)	5,811	263,587
Liberty Tax, Inc.	305	2,463
Liberty TripAdvisor Holdings, Inc. (2)	789	12,703
Lions Gate Entertainment Corp.	807	18,932
Live Nation Entertainment, Inc. (2)	735	35,699
LiveXLive Media, Inc. (2)	366	2,112
Luby's, Inc. (2)	2,470	6,397
Lululemon Athletica, Inc. (2)	598	74,660
M/I Homes, Inc. (2)	918	24,309
Macy's, Inc.	1,460	54,648
Marcus Corp./The	1,051	34,158
MCBC Holdings, Inc. (2)	372	10,769
MDC Partners, Inc. (2)	2,120	9,752
Meritage Homes Corp. (2)	112	4,922
Michael Kors Holdings, Ltd. (2)(5)	2,037	135,664
Michaels Cos., Inc./The (2)	2,730	52,334
Modine Manufacturing Co. (2)	185	3,376
MSG Networks, Inc. (2)	1,557	37,290
Murphy USA, Inc. (2)	505	37,516
Nathan's Famous, Inc.	11	1,035
National CineMedia, Inc.	3,039	25,528
Nautilus, Inc. (2)	1,366	21,446
Netflix, Inc. (2)	1,292	505,728
New Media Investment Group, Inc.	3,179	58,748
New York Times Co./The	395	10,231
News Corp.	2,596	40,238
Nexstar Media Group, Inc.	870	63,858
Nutrisystem, Inc.	387	14,900
NVR, Inc. (2)	70	207,925
Office Depot, Inc.	8,529	21,749
Penn National Gaming, Inc. (2)	1,834	61,604
Perry Ellis International, Inc. (2)	42	1,141
PetMed Express, Inc.	331	14,581
Pier 1 Imports, Inc.	761	1,811
Pinnacle Entertainment, Inc. (2)	2,820	95,119
Potbelly Corp. (2)	547	7,084
PulteGroup, Inc.	8,208	235,980
Qurate Retail, Inc. (2)	7,484	158,810
RCI Hospitality Holdings, Inc.	234	7,406
Red Robin Gourmet Burgers, Inc. (2)	242	11,277
RH (2)	83	11,595
Ross Stores, Inc. (5)	6,988	592,233
Ruth's Hospitality Group, Inc.	217	6,087
Salem Media Group, Inc.	525	2,704
Sally Beauty Holdings, Inc. (2)	1,121	17,970
Scholastic Corp.	719	31,859
Shiloh Industries, Inc. (2)	416	3,619
Shutterfly, Inc. (2)	288	25,929
Signet Jewelers, Ltd.	274	15,276
Sleep Number Corp. (2)	607	17,615
Sonic Corp.	80	2,754
Speedway Motorsports, Inc.	637	11,058
Stein Mart, Inc. (2)	350	858
Steven Madden, Ltd.	19	1,009
Stoneridge, Inc. (2)	212	7,450
Sturm Ruger & Co., Inc.	592	33,152
Target Corp.	5,489	417,823
Taylor Morrison Home Corp. (2)	6,453	134,093
Tenneco, Inc. (5)	1,719	75,567
Thor Industries, Inc.	591	57,557
TJX Cos., Inc./The	5,527	526,060
Toll Brothers, Inc.	1,227	45,387
TopBuild Corp. (2)	644	50,451
Tower International, Inc.	988	31,418
Townsquare Media, Inc.	2,128	13,768
Tribune Media Co.	624	23,880
tronc, Inc. (2)	1,052	18,179
Twenty-First Century Fox, Inc. - Class B	10,467	520,105
Twenty-First Century Fox, Inc. - Class A	198	9,755
Ulta Beauty, Inc. (2)	244	56,964
Urban One, Inc. (2)	1,660	3,486
Urban Outfitters, Inc. (2)	546	24,324
Vera Bradley, Inc. (2)	99	1,390
Viacom, Inc.	6,337	191,124
Visteon Corp. (2)	131	16,930
Vuzix Corp. (2)	525	3,911
Walt Disney Co./The	6,277	657,892
Weight Watchers International, Inc. (2)	50	5,055
Weyco Group, Inc.	361	13,140
Whirlpool Corp.	124	18,133

The accompanying notes are an integral part of these financial statements.

Page 20	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
WideOpenWest, Inc. (2)	285	2,753
William Lyon Homes (2)	886	20,555
Winmark Corp.	7	1,039
Workhorse Group, Inc. (2)	2,554	4,648
World Wrestling Entertainment, Inc.	273	19,880
Wyndham Destinations, Inc.	5,322	235,605
Wyndham Hotels & Resorts, Inc.	339	19,943
Yum! Brands, Inc.	5,671	443,586
ZAGG, Inc. (2)	297	5,138
		17,145,765

Consumer Staples — 4.4%
Archer-Daniels-Midland Co. (5)	6,606	302,753
Avon Products, Inc. (2)	6,347	10,282
Colgate-Palmolive Co.	1,110	71,939
Conagra Brands, Inc.	19,950	712,814
Darling Ingredients, Inc. (2)	1,032	20,516
Dean Foods Co.	1,616	16,984
Dr Pepper Snapple Group, Inc.	1,855	226,310
Estee Lauder Cos., Inc./The	5,198	741,703
Flowers Foods, Inc.	4,575	95,297
General Mills, Inc.	5,198	230,063
Herbalife Nutrition, Ltd. (2)	1,559	83,749
Ingles Markets, Inc.	180	5,724
Ingredion, Inc.	1,691	187,194
JM Smucker Co./The	2,370	254,728
John B Sanfilippo & Son, Inc.	226	16,826
Kroger Co./The (5)	8,947	254,542
Lamb Weston Holdings, Inc.	4,244	290,756
Lifevantage Corp. (2)	599	3,816
Molson Coors Brewing Co.	6,474	440,491
Natural Grocers by Vitamin Cottage, Inc. (2)	87	1,108
Oil-Dri Corp. of America	32	1,348
PepsiCo, Inc. (5)	7,541	820,989
Performance Food Group Co. (2)	1,444	52,995
Pilgrim's Pride Corp. (2)	2,284	45,977
Sanderson Farms, Inc.	302	31,755
SpartanNash Co.	196	5,002
Sprouts Farmers Market, Inc. (2)	3,101	68,439
Sysco Corp.	6,280	428,861
Tyson Foods, Inc. (5)	11,140	766,989
US Foods Holding Corp. (2)	2,876	108,770
USANA Health Sciences, Inc. (2)	322	37,127
Village Super Market, Inc.	304	8,956
Walgreens Boots Alliance, Inc.	7,622	457,434
Walmart, Inc. (5)	6,722	575,739
Weis Markets, Inc.	373	19,896
		7,397,872

Energy — 4.3%
Abraxas Petroleum Corp. (2)	3,358	9,705
Adams Resources & Energy, Inc.	148	6,364
Anadarko Petroleum Corp.	3,835	280,914
Andeavor	1,503	197,164
Arch Coal, Inc.	357	28,000
Archrock, Inc.	937	11,244
Ardmore Shipping Corp.	560	4,592
Basic Energy Services, Inc. (2)	1,059	11,765
C&J Energy Services, Inc. (2)	927	21,877
Cabot Oil & Gas Corp.	1,369	32,582
Cactus, Inc. (2)	826	27,911
California Resources Corp. (2)	215	9,770
Chesapeake Energy Corp. (2)	729	3,820
Chevron Corp. (5)	6,600	834,438
Cimarex Energy Co.	1,058	107,641
Clean Energy Fuels Corp. (2)	651	2,402
Cloud Peak Energy, Inc. (2)	756	2,638
Concho Resources, Inc. (2)	321	44,410
ConocoPhillips	6,212	432,479
CONSOL Energy, Inc. (2)	248	9,511
Contango Oil & Gas Co. (2)	279	1,585
Continental Resources, Inc./OK (2)	834	54,010
Delek US Holdings, Inc.	588	29,500
Denbury Resources, Inc. (2)	1,541	7,412
DHT Holdings, Inc.	420	1,970
Diamondback Energy, Inc.	804	105,782
Earthstone Energy, Inc. (2)	598	5,292
Eclipse Resources Corp. (2)	648	1,037
Energen Corp. (2)	1,353	98,525
Energy Fuels, Inc./Canada (2)	992	2,252
Energy XXI Gulf Coast, Inc. (2)	111	981
Era Group, Inc. (2)	259	3,354
Erin Energy Corp. (2)	5,406	811
Evolution Petroleum Corp.	1,533	15,100
EXCO Resources, Inc. (2)	7,568	492
Exterran Corp. (2)	1,160	29,046
Exxon Mobil Corp. (5)	13,482	1,115,366
FTS International, Inc. (2)	4,026	57,330
Gastar Exploration, Inc. (2)	1,816	1,017
Goodrich Petroleum Corp. (2)	159	1,967
Gulfport Energy Corp. (2)	898	11,288
Hallador Energy Co.	1,920	13,709
HollyFrontier Corp.	153	10,470

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 21

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Independence Contract Drilling, Inc. (2)	638	2,629
Keane Group, Inc. (2)	3,692	50,470
Laredo Petroleum, Inc. (2)	507	4,877
Liberty Oilfield Services, Inc. (2)	1,364	25,534
Mammoth Energy Services, Inc. (2)	98	3,328
Marathon Oil Corp.	3,595	74,992
Marathon Petroleum Corp. (5)	7,403	519,394
Matador Resources Co. (2)	311	9,346
Matrix Service Co. (2)	756	13,873
McDermott International, Inc. (2)	745	14,639
Midstates Petroleum Co., Inc. (2)	1,530	20,823
Newfield Exploration Co. (2)	801	24,230
Newpark Resources, Inc. (2)	379	4,112
Nine Energy Service, Inc. (2)	179	5,928
Northern Oil and Gas, Inc. (2)	1,330	4,190
Occidental Petroleum Corp.	6,413	536,640
Overseas Shipholding Group, Inc. (2)	1,588	6,161
Pacific Ethanol, Inc. (2)	1,641	4,267
Panhandle Oil and Gas, Inc.	108	2,063
Par Pacific Holdings, Inc. (2)	1,483	25,775
PBF Energy, Inc.	915	38,366
PDC Energy, Inc. (2)	171	10,337
Peabody Energy Corp.	755	34,337
Penn Virginia Corp. (2)	103	8,744
PHI, Inc. (2)	90	915
Phillips 66 (5)	7,951	892,977
Pioneer Energy Services Corp. (2)	1,146	6,704
ProPetro Holding Corp. (2)	1,859	29,149
Quintana Energy Services, Inc. (2)	959	8,123
Renewable Energy Group, Inc. (2)	826	14,744
RigNet, Inc. (2)	682	7,025
RPC, Inc.	848	12,355
RSP Permian, Inc. (2)	803	35,348
Sanchez Energy Corp. (2)	254	1,148
SandRidge Energy, Inc. (2)	1,014	17,988
Seadrill, Ltd. (2)(3)	4,052	871
Ship Finance International, Ltd.	72	1,076
SilverBow Resources, Inc. (2)	502	14,498
Southwestern Energy Co. (2)	3,220	17,066
Superior Energy Services, Inc. (2)	205	1,997
Teekay Tankers, Ltd.	890	1,041
TETRA Technologies, Inc. (2)	2,999	13,346
Ultra Petroleum Corp. (2)	2,734	6,316
Valero Energy Corp. (5)	9,872	1,094,114
W&T Offshore, Inc. (2)	1,109	7,929
Westmoreland Coal Co. (2)	7,157	1,002
Whiting Petroleum Corp. (2)	171	9,015
WildHorse Resource Development Corp. (2)	877	22,241
World Fuel Services Corp.	1,459	29,778
Zion Oil & Gas, Inc. (2)	899	3,645
		7,342,989

Financials — 17.6%
1st Source Corp.	1,878	100,342
ACNB Corp.	1,044	35,548
Aflac, Inc. (5)	17,072	734,437
AG Mortgage Investment Trust, Inc.	2,426	45,585
Allstate Corp./The (5)	7,405	675,854
Ally Financial, Inc.	4,613	121,184
American Equity Investment Life Holding Co.	736	26,496
American National Bankshares, Inc.	592	23,680
Annaly Capital Management, Inc. (5)	25,497	262,364
Apollo Commercial Real Estate Finance, Inc.	5,636	103,026
Arthur J Gallagher & Co.	3,286	214,510
Artisan Partners Asset Management, Inc.	1,434	43,235
Baldwin & Lyons, Inc.	605	14,762
BancFirst Corp.	3,324	196,781
Banco Latinoamericano de Comercio Exterior SA	1,033	25,422
Bancorp, Inc./The (2)	4,997	52,269
Bank of America Corp. (5)	32,499	916,147
Bank of Marin Bancorp	140	11,319
Bank of NT Butterfield & Son, Ltd./The	2,158	98,664
BankFinancial Corp.	499	8,807
BankUnited, Inc.	13,235	540,650
BB&T Corp. (5)	16,494	831,957
Berkshire Hathaway, Inc. (2)(5)	10,112	1,887,405
BOK Financial Corp.	4,733	444,949
Brown & Brown, Inc.	9,418	261,161
Bryn Mawr Bank Corp.	554	25,650
C&F Financial Corp.	538	33,652
Cadence BanCorp	628	18,130
Cannae Holdings, Inc. (2)	3,596	66,706
Capital City Bank Group, Inc.	576	13,611
Carolina Financial Corp.	280	12,018
Central Valley Community Bancorp	826	17,478
Century Bancorp, Inc./MA	172	13,141
Charter Financial Corp./MD	1,835	44,315
Chemung Financial Corp.	190	9,521
Cherry Hill Mortgage Investment Corp.	2,360	42,150
Chimera Investment Corp. (5)	16,188	295,917
CIT Group, Inc.	9,417	474,711

The accompanying notes are an integral part of these financial statements.

Page 22	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Citizens Financial Group, Inc. (5)	17,899	696,271
CNA Financial Corp.	1,747	79,803
CNB Financial Corp./PA	903	27,144
CNO Financial Group, Inc.	417	7,940
CoBiz Financial, Inc.	1,082	23,241
Codorus Valley Bancorp, Inc.	523	16,046
Comerica, Inc. (5)	7,858	714,449
Community Bankers Trust Corp. (2)	1,161	10,391
Community Financial Corp./The	154	5,445
Community Trust Bancorp, Inc.	869	43,407
Crawford & Co.	495	4,282
Cullen/Frost Bankers, Inc.	4,781	517,495
Curo Group Holdings Corp. (2)	1,180	29,441
Diamond Hill Investment Group, Inc.	5	972
Discover Financial Services	3,822	269,107
Ditech Holding Corp. (2)	1,118	5,836
Ditech Holding Corp. - Warrant A (2)(9)	228	—
Ditech Holding Corp. - Warrant B (2)(9)	181	—
DNB Financial Corp.	160	5,608
Dynex Capital, Inc.	7,432	48,531
East West Bancorp, Inc. (2)	1,114	72,633
Elevate Credit, Inc. (2)	1,034	8,748
Enova International, Inc. (2)	698	25,512
Entegra Financial Corp. (2)	37	1,084
Enterprise Financial Services Corp.	2,523	136,116
Equity Bancshares, Inc. (2)	1,075	44,591
Erie Indemnity Co.	127	14,892
ESSA Bancorp, Inc.	179	2,834
Essent Group, Ltd. (2)(5)	940	33,671
Evercore, Inc.	1,146	120,846
EZCORP, Inc. (2)	1,107	13,339
Farmers Capital Bank Corp.	364	18,964
Farmers National Banc Corp.	954	15,216
FCB Financial Holdings, Inc. (2)	211	12,407
Federal Agricultural Mortgage Corp.	59	5,279
FedNat Holding Co.	623	14,373
Fidelity Southern Corp.	4,944	125,627
Fifth Street Asset Management, Inc.	5,767	7,555
Fifth Third Bancorp (5)	26,612	763,764
Financial Institutions, Inc.	331	10,890
First American Financial Corp.	3,792	196,122
First BanCorp/Puerto Rico (2)	9,578	73,272
First Bancorp/Southern Pines NC	3,151	128,907
First Busey Corp.	3,491	110,735
First Business Financial Services, Inc.	1,121	29,146
First Citizens BancShares, Inc./NC	539	217,379
First Community Bancshares, Inc./VA	905	28,833
First Defiance Financial Corp.	383	25,684
First Financial Northwest, Inc.	802	15,655
First Interstate BancSystem, Inc.	1,105	46,631
FirstCash, Inc.	1,719	154,452
FNB Bancorp/CA	676	24,789
GAMCO Investors, Inc.	1,591	42,575
Genworth Financial, Inc. (2)	1,686	7,587
Goosehead Insurance, Inc. (2)	161	4,019
Great Southern Bancorp, Inc.	1,473	84,256
Green Bancorp, Inc.	804	17,366
Green Dot Corp. (2)	536	39,337
Guaranty Bancorp	863	25,717
Hamilton Lane, Inc.	81	3,886
Hanover Insurance Group, Inc./The	481	57,508
Health Insurance Innovations, Inc. (2)	396	12,811
Heartland Financial USA, Inc.	1,595	87,486
Heritage Commerce Corp.	3,539	60,128
Home Bancorp, Inc.	349	16,246
Horizon Bancorp, Inc./IN	1,732	35,835
Houlihan Lokey, Inc.	995	50,964
Huntington Bancshares, Inc./OH	48,200	711,432
Independence Holding Co.	283	9,410
Independent Bank Corp./MI	2,753	70,202
Infinity Property & Casualty Corp.	434	61,780
Interactive Brokers Group, Inc.	840	54,104
International Bancshares Corp.	1,499	64,157
INTL. FCStone, Inc. (2)	340	17,581
Invesco Mortgage Capital, Inc.	1,161	18,460
James River Group Holdings, Ltd.	69	2,711
JPMorgan Chase & Co. (5)	10,486	1,092,641
KeyCorp (5)	35,400	691,716
Kingstone Cos., Inc.	475	8,028
Kinsale Capital Group, Inc.	324	17,775
Ladder Capital Corp.	6,612	103,279
Ladenburg Thalmann Financial Services, Inc.	3,459	11,761
Lazard, Ltd. (5)	2,801	136,997
Legg Mason, Inc.	1,114	38,689
LendingTree, Inc. (2)	45	9,621
Live Oak Bancshares, Inc.	977	29,945
LPL Financial Holdings, Inc.	1,267	83,039
M&T Bank Corp.	3,929	668,519
Macatawa Bank Corp.	797	9,676
Maiden Holdings, Ltd.	118	915
Manning & Napier, Inc.	552	1,711
Marlin Business Services Corp.	310	9,254
MB Financial, Inc.	5,407	252,507

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 23

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
MBT Financial Corp.	154	1,640
Medley Management, Inc. (2)	2,985	10,597
Mercantile Bank Corp.	887	32,784
Meta Financial Group, Inc.	338	32,921
MGIC Investment Corp. (2)	4,299	46,085
Moelis & Co.	829	48,621
Morningstar, Inc.	603	77,335
MTGE Investment Corp.	2,701	52,940
MutualFirst Financial, Inc.	279	10,532
National Commerce Corp. (2)	487	22,548
National General Holdings Corp.	2,716	71,512
Nationstar Mortgage Holdings, Inc. (2)	1,083	18,985
Navient Corp.	2,977	38,790
New Residential Investment Corp.	22,985	402,008
NewStar Financial Contingent Value Rights (2)(9)	95	—
Nicolet Bankshares, Inc. (2)	1,105	60,897
NMI Holdings, Inc. (2)	163	2,657
Northeast Bancorp	1,395	30,411
Northrim BanCorp, Inc.	1,714	67,789
Norwood Financial Corp.	213	7,672
OceanFirst Financial Corp.	31	929
Ocwen Financial Corp. (2)	229	907
OFG Bancorp	1,441	20,246
Ohio Valley Banc Corp.	61	3,199
Old Line Bancshares, Inc.	731	25,519
Old Republic International Corp.	2,975	59,232
Old Second Bancorp, Inc.	790	11,376
OneMain Holdings, Inc. (2)	192	6,392
Oppenheimer Holdings, Inc.	545	15,260
Opus Bank	2,779	79,757
Pacific Mercantile Bancorp (2)	748	7,293
PacWest Bancorp	12,588	622,099
Parke Bancorp, Inc.	549	12,984
Penns Woods Bancorp, Inc.	102	4,568
PennyMac Financial Services, Inc. (2)	1,871	36,765
PennyMac Mortgage Investment Trust	1,456	27,649
Peoples Bancorp, Inc./OH	426	16,094
Peoples Bancorp of North Carolina, Inc.	143	4,580
Peoples Financial Services Corp.	99	4,655
PHH Corp. (2)	106	1,151
Piper Jaffray Cos.	294	22,594
PJT Partners, Inc.	95	5,072
PNC Financial Services Group, Inc./The (5)	6,778	915,708
Popular, Inc.	3,971	179,529
Premier Financial Bancorp, Inc.	1,421	26,530
Progressive Corp./The (5)	13,457	795,982
Provident Financial Holdings, Inc.	1,351	25,777
Prudential Financial, Inc.	8,313	777,349
Pzena Investment Management, Inc.	2,518	23,191
RBB Bancorp	708	22,741
Regional Management Corp. (2)	723	25,319
Regions Financial Corp. (5)	43,148	767,171
Reinsurance Group of America, Inc. (5)	1,782	237,861
Renasant Corp.	456	20,757
Republic Bancorp, Inc./KY	1,357	61,472
Riverview Bancorp, Inc.	2,099	17,716
S&P Global, Inc. (5)	3,115	635,117
Safety Insurance Group, Inc.	542	46,287
Santander Consumer USA Holdings, Inc.	3,327	63,512
Selective Insurance Group, Inc.	169	9,295
Shore Bancshares, Inc.	1,310	24,916
Sierra Bancorp	2,340	66,082
Silvercrest Asset Management Group, Inc.	677	11,035
South State Corp.	171	14,749
Southern First Bancshares, Inc. (2)	970	42,874
Southern Missouri Bancorp, Inc.	27	1,054
State Bank Financial Corp.	5,420	181,028
Stewart Information Services Corp.	2,193	94,453
Summit Financial Group, Inc.	401	10,763
SunTrust Banks, Inc. (5)	12,304	812,310
Sutherland Asset Management Corp.	2,462	40,008
Synovus Financial Corp.	10,564	558,096
T Rowe Price Group, Inc.	3,800	441,142
TCF Financial Corp.	9,565	235,490
Territorial Bancorp, Inc.	465	14,415
Timberland Bancorp, Inc./WA	644	24,047
Tiptree, Inc.	148	1,006
Travelers Cos., Inc./The	1,221	149,377
Triumph Bancorp, Inc. (2)	1,690	68,868
TrustCo Bank Corp. NY	8,252	73,443
Umpqua Holdings Corp.	13,724	310,025
Union Bankshares Corp.	739	28,732
United Community Financial Corp./OH	1,220	13,408
United Financial Bancorp, Inc.	56	981
United Security Bancshares/Fresno CA	2,113	23,666
Unity Bancorp, Inc.	851	19,360
Universal Insurance Holdings, Inc.	1,352	47,455
Walker & Dunlop, Inc.	1,356	75,461
Washington Trust Bancorp, Inc.	145	8,425
Waterstone Financial, Inc.	187	3,188
Wells Fargo & Co. (5)	12,062	668,717
West Bancorporation, Inc.	1,369	34,430
Western Alliance Bancorp (2)	5,816	329,244

The accompanying notes are an integral part of these financial statements.

Page 24	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Western Asset Mortgage Capital Corp.	2,641	27,519
Western New England Bancorp, Inc.	659	7,249
Westwood Holdings Group, Inc.	197	11,729
Wintrust Financial Corp.	2,204	191,858
WMIH Corp. (2)	1,032	1,383
World Acceptance Corp. (2)	141	15,652
Zions Bancorporation	150	7,904
		29,838,441

Healthcare — 11.9%
Abaxis, Inc.	73	6,060
Abbott Laboratories	13,870	845,931
AbbVie, Inc.	6,000	555,900
ABIOMED, Inc. (2)	215	87,946
Acceleron Pharma, Inc. (2)	127	6,162
Accuray, Inc. (2)	756	3,100
AcelRx Pharmaceuticals, Inc. (2)	1,300	4,388
Aceto Corp.	632	2,117
Achillion Pharmaceuticals, Inc. (2)	1,263	3,574
Acorda Therapeutics, Inc. (2)	587	16,847
Addus HomeCare Corp. (2)	89	5,095
ADMA Biologics, Inc. (2)	207	934
Advaxis, Inc. (2)	1,005	1,457
Aetna, Inc. (5)	1,393	255,616
Aevi Genomic Medicine, Inc. (2)	2,338	2,595
Agile Therapeutics, Inc. (2)	5,562	2,748
Agilent Technologies, Inc. (5)	1,774	109,704
Aimmune Therapeutics, Inc. (2)	71	1,909
Akebia Therapeutics, Inc. (2)	819	8,174
Akorn, Inc. (2)	322	5,342
Alexion Pharmaceuticals, Inc. (2)	2,602	323,038
Align Technology, Inc. (2)(5)	342	117,012
Alkermes PLC (2)	631	25,972
AMAG Pharmaceuticals, Inc. (2)	807	15,737
AmerisourceBergen Corp.	1,648	140,525
Amgen, Inc. (5)	3,752	692,582
Amneal Pharmaceuticals, Inc. (2)	510	8,369
Amphastar Pharmaceuticals, Inc. (2)	1,942	29,635
Anavex Life Sciences Corp. (2)	851	2,230
AngioDynamics, Inc. (2)	787	17,503
ANI Pharmaceuticals, Inc. (2)	162	10,822
Anthem, Inc.	2,876	684,574
Anthera Pharmaceuticals, Inc. (2)	9,035	714
Applied Genetic Technologies Corp./DE (2)	795	2,942
Ardelyx, Inc. (2)	637	2,357
Arena Pharmaceuticals, Inc. (2)	85	3,706
Argos Therapeutics, Inc. (2)	5,671	936
Array BioPharma, Inc. (2)	433	7,266
Assembly Biosciences, Inc. (2)	24	941
Asterias Biotherapeutics, Inc. (2)	648	875
Atara Biotherapeutics, Inc. (2)	57	2,095
athenahealth, Inc. (2)	227	36,125
Atrion Corp.	2	1,199
Audentes Therapeutics, Inc. (2)	26	993
Avanos Medical, Inc. (2)	50	2,863
AVEO Pharmaceuticals, Inc. (2)	3,118	7,047
Avid Bioservices, Inc. (2)	841	3,297
Avinger, Inc. (2)	1,179	1,969
AxoGen, Inc. (2)	59	2,965
Axovant Sciences, Ltd. (2)	690	1,559
Axsome Therapeutics, Inc. (2)	1,238	3,962
Baxter International, Inc. (5)	10,576	780,932
Becton Dickinson and Co. (5)	748	179,191
Biogen, Inc. (2)	1,828	530,559
BioMarin Pharmaceutical, Inc. (2)	490	46,158
Bio-Path Holdings, Inc. (2)(3)	2,731	4,069
Bio-Rad Laboratories, Inc. (2)	138	39,819
BioSpecifics Technologies Corp. (2)	286	12,830
Bluebird Bio, Inc. (2)	30	4,709
Blueprint Medicines Corp. (2)	122	7,745
Bristol-Myers Squibb Co.	9,299	514,607
Bruker Corp.	471	13,678
Calithera Biosciences, Inc. (2)	198	990
Cambrex Corp. (2)	32	1,674
Cantel Medical Corp.	221	21,738
Cardinal Health, Inc.	4,549	222,128
Catalent, Inc. (2)	2,374	99,447
Catalyst Pharmaceuticals, Inc. (2)	1,774	5,535
Celcuity, Inc. (2)	284	7,049
Celgene Corp. (2)	4,421	351,116
Celldex Therapeutics, Inc. (2)	1,894	954
Centene Corp. (2)	1,938	238,781
Cerner Corp. (2)	12,457	744,804
Charles River Laboratories International, Inc. (2)	548	61,518
Chemed Corp.	257	82,705
ChemoCentryx, Inc. (2)	229	3,016
ChromaDex Corp. (2)	1,152	4,274
Cidara Therapeutics, Inc. (2)	1,087	5,652
Cigna Corp.	1,065	180,997
Collegium Pharmaceutical, Inc. (2)	262	6,249
Computer Programs & Systems, Inc.	565	18,589
Conatus Pharmaceuticals, Inc. (2)	1,130	4,836
Concert Pharmaceuticals, Inc. (2)	139	2,339

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 25

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Conformis, Inc. (2)	769	961
CONMED Corp.	399	29,207
CorVel Corp. (2)	266	14,364
Cotiviti Holdings, Inc. (2)	121	5,340
Cross Country Healthcare, Inc. (2)	446	5,018
Curis, Inc. (2)	499	863
Cutera, Inc. (2)	147	5,924
CytomX Therapeutics, Inc. (2)	488	11,156
CytRx Corp. (2)	4,455	5,034
Danaher Corp.	2,355	232,391
Deciphera Pharmaceuticals, Inc. (2)	35	1,377
Depomed, Inc. (2)	1,653	11,026
Durect Corp. (2)	1,319	2,058
Dyax Corp. Contingent Value Rights (2)(9)	6,220	—
Eagle Pharmaceuticals, Inc./DE (2)	325	24,590
Edge Therapeutics, Inc. (2)	1,876	1,932
Edwards Lifesciences Corp. (2)	2,027	295,070
Egalet Corp. (2)	8,383	3,534
Eiger BioPharmaceuticals, Inc. (2)	204	2,489
Eli Lilly & Co.	3,351	285,941
Emergent BioSolutions, Inc. (2)	764	38,574
Encompass Health Corp.	469	31,761
Endo International PLC (2)	283	2,669
Evolus, Inc. (2)	46	1,288
Exact Sciences Corp. (2)	204	12,197
Exelixis, Inc. (2)	1,876	40,372
Express Scripts Holding Co. (2)	6,372	491,982
Fate Therapeutics, Inc. (2)	286	3,243
FibroGen, Inc. (2)	85	5,321
Flex Pharma, Inc. (2)	1,305	1,227
FONAR Corp. (2)	386	10,248
Fortress Biotech, Inc. (2)	678	2,020
Foundation Medicine, Inc. (2)	48	6,562
G1 Therapeutics, Inc. (2)	24	1,043
Genesis Healthcare, Inc. (2)	1,487	3,405
Genocea Biosciences, Inc. (2)	2,639	2,258
Genomic Health, Inc. (2)	729	36,742
Geron Corp. (2)	633	2,171
Gilead Sciences, Inc. (5)	7,643	541,430
Global Blood Therapeutics, Inc. (2)	100	4,520
Globus Medical, Inc. (2)	939	47,382
Haemonetics Corp. (2)	524	46,992
Halozyme Therapeutics, Inc. (2)	1,071	18,068
HCA Healthcare, Inc.	7,682	788,173
HealthStream, Inc.	1,108	30,259
Heron Therapeutics, Inc. (2)	66	2,564
Hill-Rom Holdings, Inc. (5)	1,326	115,813
HMS Holdings Corp. (2)	1,707	36,905
Horizon Pharma Plc (2)	445	7,369
ICU Medical, Inc. (2)	150	44,048
Idera Pharmaceuticals, Inc. (2)	757	999
IDEXX Laboratories, Inc. (2)(5)	651	141,879
Illumina, Inc. (2)	202	56,417
ImmunoGen, Inc. (2)	939	9,136
Incyte Corp. (2)	387	25,929
Infinity Pharmaceuticals, Inc. (2)	1,518	2,899
Innoviva, Inc. (2)	898	12,392
Inogen, Inc. (2)	76	14,161
Inovio Pharmaceuticals, Inc. (2)	469	1,838
Insys Therapeutics, Inc. (2)	278	2,013
Integer Holdings Corp. (2)	594	38,402
Intersect ENT, Inc. (2)	364	13,632
Intuitive Surgical, Inc. (2)	1,919	918,203
Invitae Corp. (2)	242	1,779
InVivo Therapeutics Holdings Corp. (2)	568	966
Ionis Pharmaceuticals, Inc. (2)	112	4,667
Iovance Biotherapeutics, Inc. (2)	78	998
IQVIA Holdings, Inc. (2)	1,578	157,516
Ironwood Pharmaceuticals, Inc. (2)	2,229	42,618
Johnson & Johnson	8,605	1,044,131
Jounce Therapeutics, Inc. (2)	201	1,540
Kadmon Holdings, Inc. (2)	721	2,877
Karyopharm Therapeutics, Inc. (2)	55	934
Keryx Biopharmaceuticals, Inc. (2)	958	3,602
Kindred Biosciences, Inc. (2)	1,222	13,014
Kura Oncology, Inc. (2)	213	3,877
Lannett Co., Inc. (2)	143	1,945
Lantheus Holdings, Inc. (2)	771	11,218
Ligand Pharmaceuticals, Inc. (2)	93	19,267
Lipocine, Inc. (2)	2,382	3,097
LivaNova PLC (2)	160	15,971
Loxo Oncology, Inc. (2)	54	9,368
Luminex Corp.	695	20,523
MacroGenics, Inc. (2)	238	4,915
Madrigal Pharmaceuticals, Inc. (2)	35	9,789
Magellan Health, Inc. (2)	153	14,680
Mallinckrodt PLC (2)	681	12,707
Masimo Corp. (2)	929	90,717
Matinas BioPharma Holdings, Inc. (2)	2,233	969
McKesson Corp.	953	127,130
MediciNova, Inc. (2)	119	947
Medtronic PLC	7,867	673,494
Merck & Co., Inc. (5)	10,174	617,562
Meridian Bioscience, Inc.	799	12,704

The accompanying notes are an integral part of these financial statements.

Page 26	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Merit Medical Systems, Inc. (2)	62	3,174
Mettler-Toledo International, Inc. (2)	322	186,319
Minerva Neurosciences, Inc. (2)	475	3,919
Miragen Therapeutics, Inc. (2)	298	1,910
Molina Healthcare, Inc. (2)	259	25,366
Momenta Pharmaceuticals, Inc. (2)	784	16,033
Mustang Bio, Inc. (2)	747	5,147
Mylan NV (2)	5,896	213,081
Myriad Genetics, Inc. (2)	399	14,911
Natera, Inc. (2)	625	11,763
Nektar Therapeutics (2)	523	25,538
Neurocrine Biosciences, Inc. (2)	58	5,698
Novan, Inc. (2)	2,153	6,330
Novelion Therapeutics, Inc. (2)	664	2,444
Novus Therapeutics, Inc. (2)	534	3,738
Omeros Corp. (2)	81	1,469
OncoMed Pharmaceuticals, Inc. (2)	1,521	3,514
Ophthotech Corp. (2)	1,204	3,287
OPKO Health, Inc. (2)	2,274	10,688
Organovo Holdings, Inc. (2)	2,166	3,032
Orthofix International NV (2)	821	46,649
Otonomy, Inc. (2)	391	1,505
OvaScience, Inc. (2)	6,116	5,550
Ovid therapeutics, Inc. (2)	362	2,824
Pacira Pharmaceuticals, Inc./DE (2)	98	3,141
PDL BioPharma, Inc. (2)	2,871	6,718
Perrigo Co. PLC	711	51,839
Pfenex, Inc. (2)	548	2,965
Pfizer, Inc. (5)	29,422	1,067,430
Phibro Animal Health Corp.	536	24,683
Pieris Pharmaceuticals, Inc. (2)	1,238	6,277
PolarityTE, Inc. (2)	95	2,236
PRA Health Sciences, Inc. (2)	290	27,074
Premier, Inc. (2)	5,080	184,810
Prestige Brands Holdings, Inc. (2)	55	2,111
Progenics Pharmaceuticals, Inc. (2)	597	4,800
Protagonist Therapeutics, Inc. (2)	265	1,781
Proteostasis Therapeutics, Inc. (2)	425	1,186
Providence Service Corp./The (2)	299	23,486
PTC Therapeutics, Inc. (2)	391	13,188
Puma Biotechnology, Inc. (2)	77	4,555
Quality Systems, Inc. (2)	1,866	36,387
RadNet, Inc. (2)	423	6,345
Recro Pharma, Inc. (2)	1,103	5,537
Regeneron Pharmaceuticals, Inc. (2)	749	258,398
REGENXBIO, Inc. (2)	129	9,256
Regulus Therapeutics, Inc. (2)	7,434	4,900
Repligen Corp. (2)	135	6,350
ResMed, Inc.	204	21,130
Retrophin, Inc. (2)	460	12,540
Rhythm Pharmaceuticals, Inc. (2)	130	4,064
Rigel Pharmaceuticals, Inc. (2)	548	1,551
Sage Therapeutics, Inc. (2)	81	12,679
Sangamo Therapeutics, Inc. (2)	474	6,731
SeaSpine Holdings Corp. (2)	134	1,691
Second Sight Medical Products, Inc. (2)	1,027	1,705
SELLAS Life Sciences Group, Inc. (2)	1,355	4,634
Simulations Plus, Inc.	384	8,544
Solid Biosciences, Inc. (2)	59	2,102
Spectrum Pharmaceuticals, Inc. (2)	227	4,758
Spring Bank Pharmaceuticals, Inc. (2)	138	1,635
STAAR Surgical Co. (2)	106	3,286
STERIS PLC	397	41,689
Stryker Corp.	375	63,323
Supernus Pharmaceuticals, Inc. (2)	155	9,277
Surmodics, Inc. (2)	34	1,877
Synlogic, Inc. (2)	419	4,119
Synthetic Biologics, Inc. (2)(3)	5,681	1,358
Syros Pharmaceuticals, Inc. (2)	118	1,205
Tandem Diabetes Care, Inc. (2)	125	2,753
Teligent, Inc./NJ (2)	329	1,138
Tenet Healthcare Corp. (2)	92	3,088
Titan Pharmaceuticals, Inc. (2)	3,865	4,213
Trevena, Inc. (2)	630	907
Triple-S Management Corp. (2)	102	3,984
Trovagene, Inc. (2)	2,253	1,735
Tyme Technologies, Inc. (2)	395	1,248
United Therapeutics Corp. (2)	592	66,985
UnitedHealth Group, Inc. (5)	3,589	880,525
Universal Health Services, Inc.	659	73,439
Utah Medical Products, Inc.	14	1,542
Vanda Pharmaceuticals, Inc. (2)	1,071	20,403
VBI Vaccines, Inc. (2)	566	1,557
Veeva Systems, Inc. (2)	526	40,428
Veracyte, Inc. (2)	2,051	19,156
Verastem, Inc. (2)	167	1,149
Versartis, Inc. (2)	1,510	3,058
Vertex Pharmaceuticals, Inc. (2)	2,032	345,359
Vital Therapies, Inc. (2)	391	2,678
vTv Therapeutics, Inc. (2)(3)	613	944
WellCare Health Plans, Inc. (2)	441	108,592
Xencor, Inc. (2)	229	8,475
Zafgen, Inc. (2)	146	1,494
Zimmer Biomet Holdings, Inc.	1,223	136,291

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 27

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Zoetis, Inc.	2,270	193,381
		20,248,162

Industrials — 9.1%
ACCO Brands Corp.	1,363	18,878
Aegion Corp. (2)	346	8,910
Alamo Group, Inc.	262	23,674
Allied Motion Technologies, Inc.	60	2,873
Allison Transmission Holdings, Inc.	5,397	218,525
American Airlines Group, Inc. (2)	425	2,894
Applied Industrial Technologies, Inc.	504	35,356
Aqua Metals, Inc. (2)	395	1,138
ARC Document Solutions, Inc. (2)	4,629	8,193
ArcBest Corp.	298	13,619
Armstrong Flooring, Inc. (2)	332	4,661
ASGN, Inc. (2)	259	20,251
Atkore International Group, Inc. (2)	1,823	37,864
Barrett Business Services, Inc.	272	26,267
BG Staffing, Inc.	695	16,159
Blue Bird Corp. (2)	1,085	24,250
Boeing Co./The (5)	3,018	1,012,569
Brady Corp.	185	7,132
Builders FirstSource, Inc. (2)	3,228	59,040
BWX Technologies, Inc.	48	2,991
Casella Waste Systems, Inc. (2)	1,298	33,242
CBIZ, Inc. (2)	621	14,283
Comfort Systems USA, Inc.	596	27,297
Commercial Vehicle Group, Inc. (2)	553	4,059
Continental Building Products, Inc. (2)	2,240	70,672
Copart, Inc. (2)	4,045	228,785
Costamare, Inc.	1,627	12,983
Covenant Transportation Group, Inc. (2)	580	18,270
CRA International, Inc.	118	6,005
Crane Co.	215	17,228
CSW Industrials, Inc. (2)	136	7,188
Cummins, Inc. (5)	2,959	393,547
Curtiss-Wright Corp.	683	81,291
Delta Air Lines, Inc.	1,742	86,299
Douglas Dynamics, Inc.	486	23,328
Ducommun, Inc. (2)	672	22,236
DXP Enterprises, Inc./TX (2)	140	5,348
Eaton Corp. PLC (5)	9,859	736,862
EMCOR Group, Inc.	1,731	131,868
Emerson Electric Co. (5)	11,701	809,007
Encore Wire Corp.	279	13,239
EnerSys	112	8,360
Engility Holdings, Inc. (2)	86	2,635
Ennis, Inc.	695	14,143
EnPro Industries, Inc.	228	15,949
Essendant, Inc.	623	8,236
Expeditors International of Washington, Inc.	1,584	115,790
Federal Signal Corp.	586	13,648
Forrester Research, Inc.	278	11,662
Forward Air Corp.	1,313	77,572
Foundation Building Materials, Inc. (2)	345	5,306
FTI Consulting, Inc. (2)	521	31,510
Genco Shipping & Trading, Ltd. (2)	775	12,013
General Dynamics Corp. (5)	2,100	391,461
Global Brass & Copper Holdings, Inc.	1,719	53,891
Graco, Inc.	4,086	184,769
Greenbrier Cos., Inc./The	296	15,614
H&E Equipment Services, Inc.	135	5,077
Harris Corp.	2,117	305,991
Harsco Corp. (2)	1,009	22,299
Hawaiian Holdings, Inc.	936	33,649
HD Supply Holdings, Inc. (2)	81	3,474
HEICO Corp. (5)	13,277	809,233
Heidrick & Struggles International, Inc.	174	6,090
Heritage-Crystal Clean, Inc. (2)	150	3,015
Herman Miller, Inc. (2)	1,507	51,087
Hexcel Corp.	733	48,657
Hillenbrand, Inc.	2,756	129,945
HNI Corp.	545	20,274
Hub Group, Inc. (2)	279	13,894
Huntington Ingalls Industries, Inc.	1,168	253,211
Hurco Cos., Inc.	313	14,007
Hyster-Yale Materials Handling, Inc.	798	51,272
ICF International, Inc.	414	29,415
Infrastructure and Energy Alternatives, Inc. (2)	103	959
Ingersoll-Rand PLC	2,646	237,426
Interface, Inc.	2,112	48,470
JetBlue Airways Corp. (2)	14,376	272,856
Kadant, Inc.	119	11,442
Kaman Corp.	740	51,571
Kansas City Southern	932	98,755
KBR, Inc.	1,550	27,776
Kelly Services, Inc.	1,082	24,291
Kforce, Inc.	861	29,532
Kimball International, Inc.	2,437	39,382
KLX, Inc. (2)	160	11,504
Knoll, Inc.	1,749	36,397
Landstar System, Inc.	513	56,020
Lawson Products, Inc./DE (2)	177	4,310

The accompanying notes are an integral part of these financial statements.

Page 28	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
LB Foster Co. (2)	620	14,229
LSC Communications, Inc.	836	13,092
LSI Industries, Inc.	832	4,443
Lydall, Inc. (2)	257	11,218
ManpowerGroup, Inc.	1,833	157,748
Marten Transport, Ltd.	692	16,227
Masco Corp.	5,471	204,725
Masonite International Corp. (2)	779	55,971
Matson, Inc.	524	20,111
McGrath RentCorp	283	17,905
Meritor, Inc. (2)	1,258	25,877
Milacron Holdings Corp. (2)	833	15,769
Miller Industries, Inc./TN	1,268	32,397
Moog, Inc.	562	43,814
MSC Industrial Direct Co., Inc.	1,356	115,057
MYR Group, Inc. (2)	409	14,503
Navigant Consulting, Inc. (2)	2,174	48,132
Navios Maritime Holdings, Inc. (2)	4,878	4,156
NCI Building Systems, Inc. (2)	1,034	21,714
Nexeo Solutions, Inc. (2)	3,022	27,591
Norfolk Southern Corp.	5,440	820,733
Northrop Grumman Corp.	374	115,080
Old Dominion Freight Line, Inc.	1,089	162,217
Omega Flex, Inc.	24	1,899
Oshkosh Corp.	1,722	121,091
Owens Corning	508	32,192
PACCAR, Inc.	6,130	379,815
Park-Ohio Holdings Corp.	648	24,170
Patrick Industries, Inc. (2)	156	8,869
PGT Innovations, Inc. (2)	839	17,493
Pitney Bowes, Inc.	4,534	38,856
Powell Industries, Inc.	55	1,916
Preformed Line Products Co.	14	1,243
Primoris Services Corp.	218	5,936
Proto Labs, Inc. (2)	281	33,425
Quad/Graphics, Inc.	1,097	22,851
Quanta Services, Inc. (2)	2,407	80,394
Radiant Logistics, Inc. (2)	234	915
Resources Connection, Inc.	510	8,619
Roadrunner Transportation Systems, Inc. (2)	1,930	4,034
Robert Half International, Inc.	2,451	159,560
Rockwell Automation, Inc. (5)	3,396	564,517
RR Donnelley & Sons Co.	2,662	15,333
Rush Enterprises, Inc. (2)	389	16,875
Rush Enterprises, Inc. (2)	124	5,444
Ryder System, Inc.	1,766	126,905
Safe Bulkers, Inc. (2)	2,964	10,078
Saia, Inc. (2)	590	47,702
SkyWest, Inc.	238	12,352
SP Plus Corp. (2)	1,002	37,274
Spartan Motors, Inc.	341	5,149
Spirit AeroSystems Holdings, Inc. (5)	875	75,171
SPX FLOW, Inc. (2)	1,034	45,258
Steelcase, Inc.	3,067	41,405
Teledyne Technologies, Inc. (2)	435	86,591
Terex Corp.	542	22,867
Textron, Inc.	6,197	408,444
Timken Co./The	94	4,094
Titan Machinery, Inc. (2)	67	1,042
Toro Co./The	2,450	147,613
TPI Composites, Inc. (2)	169	4,942
TriMas Corp. (2)	730	21,462
Triton International, Ltd./Bermuda	482	14,778
TrueBlue, Inc. (2)	1,761	47,459
Union Pacific Corp.	6,890	976,175
United Continental Holdings, Inc. (2)	4,713	328,637
United Rentals, Inc. (2)	1,045	154,263
Universal Forest Products, Inc.	2,794	102,316
Universal Logistics Holdings, Inc.	921	24,176
Vectrus, Inc. (2)	652	20,095
Veritiv Corp. (2)	51	2,032
Vicor Corp. (2)	126	5,487
VSE Corp.	20	956
Wabash National Corp.	308	5,747
Waste Management, Inc.	8,489	690,495
Watsco, Inc.	690	123,013
WESCO International, Inc. (2)	1,679	95,871
Willis Lease Finance Corp. (2)	290	9,161
WW Grainger, Inc.	755	232,842
YRC Worldwide, Inc. (2)	1,549	15,567
		15,457,696

Information Technology — 17.8%
Accenture PLC (5)	6,221	1,017,693
Adobe Systems, Inc. (2)(5)	4,031	982,798
Advanced Energy Industries, Inc. (2)	450	26,141
Akamai Technologies, Inc. (2)	571	41,814
ALJ Regional Holdings, Inc. (2)	892	1,695
Alphabet, Inc. - Class C (2)(5)	1,451	1,618,808
Alphabet, Inc. - Class A (2)(5)	236	266,489
Amber Road, Inc. (2)	101	950
Amdocs, Ltd.	1,615	106,897
American Software, Inc./GA	911	13,273
Amkor Technology, Inc. (2)	6,858	58,910

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 29

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
ANSYS, Inc. (2)	1,052	183,237
Apple, Inc. (5)	16,928	3,133,542
Applied Materials, Inc. (5)	12,317	568,922
Arista Networks, Inc. (2)	149	38,366
ARRIS International PLC (2)(5)	9,192	224,698
Arrow Electronics, Inc. (2)	516	38,844
Aspen Technology, Inc. (2)	2,755	255,499
AutoWeb, Inc. (2)	2,195	9,921
Avid Technology, Inc. (2)	341	1,773
Avnet, Inc.	3,198	137,162
Axcelis Technologies, Inc. (2)	151	2,990
Bel Fuse, Inc.	48	1,003
Benchmark Electronics, Inc.	1,617	47,136
Black Box Corp. (2)	1,363	2,760
Black Knight, Inc. (2)(5)	4,057	217,252
Blucora, Inc. (2)	254	9,398
Booz Allen Hamilton Holding Corp. (5)	3,572	156,204
Broadcom, Inc.	60	14,558
Broadridge Financial Solutions, Inc.	1,762	202,806
CA, Inc. (5)	16,059	572,503
Cabot Microelectronics Corp.	112	12,047
CACI International, Inc. (2)	525	88,489
Cadence Design Systems, Inc. (2)	1,128	48,854
CalAmp Corp. (2)	722	16,916
Care.com, Inc. (2)	460	9,605
CDK Global, Inc.	1,180	76,759
CDW Corp./DE	2,052	165,781
ChannelAdvisor Corp. (2)	128	1,798
Ciena Corp. (2)	2,702	71,630
Cirrus Logic, Inc. (2)	872	33,424
Cisco Systems, Inc. (5)	25,596	1,101,396
Citrix Systems, Inc. (2)	6,385	669,403
Cohu, Inc.	392	9,608
CommScope Holding Co., Inc. (2)	2,304	67,288
Comtech Telecommunications Corp.	496	15,812
Convergys Corp.	1,774	43,357
CPI Card Group, Inc.	423	846
Daktronics, Inc.	1,210	10,297
Dell Technologies, Inc. Class V (2)	1,657	140,149
DHI Group, Inc. (2)	1,629	3,828
Digi International, Inc. (2)	407	5,372
Dolby Laboratories, Inc.	41	2,529
DSP Group, Inc. (2)	235	2,926
DXC Technology Co.	5,384	434,004
Eastman Kodak Co. (2)	229	870
EchoStar Corp. (2)	1,562	69,353
Electronic Arts, Inc. (2)	2,804	395,420
Endurance International Group Holdings, Inc. (2)	1,531	15,233
Entegris, Inc.	991	33,595
ePlus, Inc. (2)	185	17,409
Etsy, Inc. (2)	524	22,108
EVERTEC, Inc.	551	12,039
Extreme Networks, Inc. (2)	1,499	11,932
F5 Networks, Inc. (2)	1,594	274,885
Facebook, Inc. (2)(5)	7,870	1,529,298
Fair Isaac Corp. (2)	449	86,801
First Solar, Inc. (2)	114	6,003
Five9, Inc. (2)	897	31,009
FleetCor Technologies, Inc. (2)	712	149,983
FLIR Systems, Inc.	540	28,064
Fortinet, Inc. (2)	2,417	150,893
Hackett Group, Inc./The	1,261	20,264
Hewlett Packard Enterprise Co.	12,036	175,846
HP, Inc. (5)	38,826	880,962
IAC/InterActiveCorp (2)	311	47,424
Ichor Holdings, Ltd. (2)	138	2,928
Immersion Corp. (2)	544	8,399
Information Services Group, Inc. (2)	2,406	9,865
Insight Enterprises, Inc. (2)	560	27,401
Intel Corp.	17,550	872,411
InterDigital, Inc./PA	1,226	99,183
International Business Machines Corp. (5)	5,061	707,022
Intevac, Inc. (2)	204	989
Intuit, Inc. (5)	5,085	1,038,891
IPG Photonics Corp. (2)	214	47,215
Jabil, Inc. (5)	5,440	150,470
Juniper Networks, Inc.	13,106	359,367
KEMET Corp. (2)	232	5,603
Kimball Electronics, Inc. (2)	841	15,390
Lam Research Corp.	1,641	283,647
Leidos Holdings, Inc.	821	48,439
Limelight Networks, Inc. (2)	1,227	5,485
LivePerson, Inc. (2)	439	9,263
Lumentum Holdings, Inc. (2)	57	3,300
Majesco (2)	182	1,119
ManTech International Corp./VA	362	19,418
Marvell Technology Group, Ltd.	2,289	49,076
Mastercard, Inc.	6,021	1,183,247
Maxim Integrated Products, Inc. (5)	1,556	91,275
MAXIMUS, Inc.	1,384	85,960
Micron Technology, Inc. (2)	4,202	220,353
Microsoft Corp. (5)	25,201	2,485,071
MKS Instruments, Inc.	466	44,596

The accompanying notes are an integral part of these financial statements.

Page 30	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
MoneyGram International, Inc. (2)	383	2,562
Monotype Imaging Holdings, Inc.	881	17,884
Motorola Solutions, Inc.	2,259	262,880
Nanometrics, Inc. (2)	570	20,184
Napco Security Technologies, Inc. (2)	91	1,333
NCR Corp. (2)	1,542	46,229
NetApp, Inc.	169	13,272
NETGEAR, Inc. (2)	452	28,250
Novanta, Inc. (2)	24	1,495
Nuance Communications, Inc. (2)	644	8,942
NVE Corp.	58	7,063
NVIDIA Corp. (5)	2,100	497,490
Oclaro, Inc. (2)	1,363	12,172
Ominto, Inc. (2)	3,199	1,184
ON Semiconductor Corp. (2)	4,722	104,994
OneSpan, Inc. (2)	249	4,893
Oracle Corp. (5)	11,065	487,524
PC Connection, Inc.	493	16,368
PCM, Inc. (2)	154	2,333
Perficient, Inc. (2)	991	26,133
Perspecta, Inc.	2,018	41,470
PFSweb, Inc. (2)	563	5,472
Photronics, Inc. (2)	696	5,551
Plantronics, Inc.	244	18,605
Progress Software Corp.	1,156	44,876
Pure Storage, Inc. (2)	70	1,672
QAD, Inc.	47	2,357
Qualys, Inc. (2)	102	8,599
Quantum Corp. (2)	1,589	3,496
Radisys Corp. (2)	1,505	1,052
RealPage, Inc. (2)	48	2,645
Red Hat, Inc. (2)	4,273	574,163
Remark Holdings, Inc. (2)	225	880
RingCentral, Inc. (2)	548	38,552
Rosetta Stone, Inc. (2)	2,230	35,747
Rubicon Project, Inc./The (2)	322	918
Rudolph Technologies, Inc. (2)	735	21,756
Sanmina Corp. (2)	586	17,170
ScanSource, Inc. (2)	25	1,008
Science Applications International Corp.	444	35,933
Skyworks Solutions, Inc.	336	32,474
SPS Commerce, Inc. (2)	31	2,278
SS&C Technologies Holdings, Inc.	876	45,464
Stamps.com, Inc. (2)	4	1,012
Sykes Enterprises, Inc. (2)	762	21,930
Symantec Corp.	194	4,006
SYNNEX Corp.	409	39,473
Synopsys, Inc. (2)	3,509	300,265
Syntel, Inc. (2)	1,970	63,217
Tech Data Corp. (2)	1,746	143,382
Texas Instruments, Inc. (5)	9,468	1,043,847
TiVo Corp.	593	7,976
Total System Services, Inc.	1,524	128,808
Travelport Worldwide, Ltd.	3,270	60,626
TTM Technologies, Inc. (2)	157	2,768
Twilio, Inc. (2)	360	20,167
Twitter, Inc. (2)	536	23,407
Ultra Clean Holdings, Inc. (2)	378	6,275
Unisys Corp. (2)	3,475	44,828
Varonis Systems, Inc. (2)	188	14,006
VeriFone Systems, Inc. (2)	363	8,284
Verint Systems, Inc. (2)	681	30,202
Vishay Precision Group, Inc. (2)	75	2,861
Web.com Group, Inc. (2)	135	3,490
Western Digital Corp.	2,993	231,688
Worldpay, Inc. (2)	3,851	314,935
Xcerra Corp. (2)	2,906	40,597
Xerox Corp. (2)	3,448	82,752
Xilinx, Inc.	930	60,692
XO Group, Inc. (2)	554	17,728
Xperi Corp.	184	2,962
Zebra Technologies Corp. (2)	514	73,631
Zix Corp. (2)	2,030	10,942
Zynga, Inc. (2)	5,624	22,890
		30,155,904

Materials — 3.3%
AdvanSix, Inc. (2)	707	25,897
Air Products & Chemicals, Inc.	3,001	467,346
Alcoa Corp. (2)	870	40,786
Avery Dennison Corp.	437	44,618
Celanese Corp.	1,139	126,497
Chemours Co./The	4,925	218,473
Eagle Materials, Inc.	1,383	145,174
Eastman Chemical Co.	7,001	699,820
Freeport-McMoRan, Inc.	12,464	215,129
FutureFuel Corp.	73	1,023
Gold Resource Corp.	1,046	6,893
Greif, Inc. - Class A	519	29,894
Greif, Inc. - Class B	281	14,862
Hawkins, Inc.	171	6,045
Huntsman Corp.	5,358	156,454
Ingevity Corp. (2)	717	57,977
Innophos Holdings, Inc.	784	37,318

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 31

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Innospec, Inc.	436	33,376
Koppers Holdings, Inc. (2)	608	23,317
Kraton Corp. (2)	995	45,909
Kronos Worldwide, Inc.	2,262	50,963
Louisiana-Pacific Corp.	2,685	73,086
LyondellBasell Industries NV (5)	7,675	843,099
Marrone Bio Innovations, Inc. (2)	524	964
Myers Industries, Inc.	92	1,766
Nucor Corp. (5)	4,963	310,188
Olin Corp.	2,378	68,296
Olympic Steel, Inc.	45	918
OMNOVA Solutions, Inc. (2)	1,177	12,241
Owens-Illinois, Inc. (2)	376	6,321
Packaging Corp. of America	3,816	426,591
PolyOne Corp.	812	35,095
Rayonier Advanced Materials, Inc.	981	16,765
Reliance Steel & Aluminum Co. (5)	1,198	104,873
Ryerson Holding Corp. (2)	838	9,344
Schnitzer Steel Industries, Inc.	34	1,146
Schweitzer-Mauduit International, Inc.	773	33,796
Steel Dynamics, Inc. (5)	3,533	162,341
Stepan Co.	853	66,543
SunCoke Energy, Inc. (2)	543	7,276
Tredegar Corp.	1,567	36,825
Trinseo SA	2,006	142,326
UFP Technologies, Inc. (2)	375	11,569
United States Lime & Minerals, Inc.	243	20,388
United States Steel Corp.	743	25,819
Valhi, Inc.	904	4,303
Westlake Chemical Corp.	1,880	202,344
WestRock Co.	9,155	522,018
		5,594,012

Real Estate Investment Trust — 3.1%
Agree Realty Corp.	127	6,702
American Assets Trust, Inc.	2,487	95,227
American Tower Corp.	293	42,242
Ashford Hospitality Trust, Inc.	538	4,358
Bluerock Residential Growth REIT, Inc.	1,133	10,106
Braemar Hotels & Resorts, Inc.	493	5,630
Brixmor Property Group, Inc.	4,665	81,311
CareTrust REIT, Inc.	4,192	69,964
CBL & Associates Properties, Inc.	3,408	18,983
Cedar Realty Trust, Inc.	1,413	6,669
Chesapeake Lodging Trust	1,444	45,688
Clipper Realty, Inc.	1,050	8,967
Colony Capital, Inc.	1,740	10,858
Community Healthcare Trust, Inc.	502	14,995
CoreCivic, Inc.	3,084	73,677
CoreSite Realty Corp.	113	12,523
Corporate Office Properties Trust	3,060	88,709
CubeSmart	5,814	187,327
DDR Corp.	2,484	44,464
DiamondRock Hospitality Co.	2,116	25,984
Essex Property Trust, Inc.	2,350	561,815
Farmland Partners, Inc.	928	8,166
Forest City Realty Trust, Inc.	246	5,611
Front Yard Residential Corp.	4,902	51,079
GEO Group, Inc./The	2,049	56,429
Gladstone Commercial Corp.	1,609	30,925
Global Medical REIT, Inc.	794	7,035
Global Net Lease, Inc.	1,495	30,543
Hersha Hospitality Trust	1,278	27,413
Highwoods Properties, Inc.	979	49,665
Hospitality Properties Trust	5,585	159,787
Host Hotels & Resorts, Inc.	14,338	302,102
Kennedy-Wilson Holdings, Inc.	495	10,469
Kite Realty Group Trust	2,356	40,240
Lamar Advertising Co.	1,845	126,032
LaSalle Hotel Properties	376	12,870
Lexington Realty Trust (5)	7,704	67,256
Maui Land & Pineapple Co., Inc. (2)	470	5,264
National Health Investors, Inc.	216	15,915
National Storage Affiliates Trust	714	22,005
Omega Healthcare Investors, Inc.	538	16,678
Pebblebrook Hotel Trust	1,200	46,560
Pennsylvania Real Estate Investment Trust	1,375	15,111
Piedmont Office Realty Trust, Inc.	7,942	158,284
PotlatchDeltic Corp.	939	47,748
PS Business Parks, Inc.	1,001	128,629
Public Storage	923	209,392
Quality Care Properties, Inc. (2)	278	5,980
Rafael Holdings, Inc. (2)	193	1,774
Rayonier, Inc.	492	19,035
RE/MAX Holdings, Inc.	104	5,455
Redfin Corp. (2)	171	3,948
Retail Properties of America, Inc.	8,081	103,275
Ryman Hospitality Properties, Inc.	304	25,278
SBA Communications Corp. (2)	36	5,944
Senior Housing Properties Trust	1,113	20,134
Simon Property Group, Inc. (5)	4,942	841,079
SL Green Realty Corp.	2,921	293,648
Spirit Realty Capital, Inc.	118	948
Summit Hotel Properties, Inc.	1,888	27,017

The accompanying notes are an integral part of these financial statements.

Page 32	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Tanger Factory Outlet Centers, Inc.	2,732	64,175
Tejon Ranch Co. (2)	242	5,881
Tier REIT, Inc.	2,134	50,747
Trinity Place Holdings, Inc. (2)	2,001	13,107
UMH Properties, Inc.	1,491	22,887
Uniti Group, Inc.	2,162	43,305
Urstadt Biddle Properties, Inc.	1,340	30,324
Ventas, Inc.	7,967	453,721
VEREIT, Inc.	14,868	110,618
VICI Properties, Inc.	1,421	29,329
Washington Prime Group, Inc.	437	3,544
Xenia Hotels & Resorts, Inc.	1,239	30,182
		5,278,742

Telecommunication Services — 1.7%
AT&T, Inc. (5)	19,726	633,402
ATN International, Inc.	387	20,422
Cincinnati Bell, Inc. (2)	927	14,554
Cogent Communications Holdings, Inc.	612	32,681
Frontier Communications Corp.	1,150	6,164
Hawaiian Telcom Holdco, Inc. (2)	1,027	29,701
IDT Corp.	546	3,069
Intelsat SA (2)	392	6,531
Ooma, Inc. (2)	846	11,971
Spok Holdings, Inc.	64	963
Telephone & Data Systems, Inc. (5)	1,613	44,228
T-Mobile US, Inc. (2)(5)	11,257	672,606
United States Cellular Corp. (2)	996	36,892
Verizon Communications, Inc. (5)	25,882	1,302,123
Vonage Holdings Corp. (2)	5,188	66,873
Windstream Holdings, Inc.	2,097	11,051
Zayo Group Holdings, Inc. (2)	2,070	75,514
		2,968,745
Utilities — 5.5%
AES Corp./VA (5)	32,079	430,179
ALLETE, Inc.	1,473	114,025
Ameren Corp.	6,327	384,998
American States Water Co.	1,911	109,233
American Water Works Co., Inc.	115	9,819
Artesian Resources Corp.	295	11,437
Atlantic Power Corp. (2)	6,062	13,336
Atmos Energy Corp.	8,016	722,562
Avangrid, Inc.	6,780	358,865
California Water Service Group	76	2,960
CenterPoint Energy, Inc. (5)	28,692	795,055
Connecticut Water Service, Inc.	15	980
Consolidated Water Co., Ltd.	1,659	21,401
Evergy, Inc.	7,589	426,122
Exelon Corp. (5)	20,209	860,903
MDU Resources Group, Inc.	23,170	664,516
Middlesex Water Co.	108	4,554
National Fuel Gas Co.	269	14,246
New Jersey Resources Corp.	8,476	379,301
NextEra Energy, Inc.	6,050	1,010,532
NorthWestern Corp.	3,208	183,658
NRG Energy, Inc.	4,678	143,615
NRG Yield, Inc.	5,067	86,392
OGE Energy Corp.	9,750	343,298
ONE Gas, Inc.	222	16,592
Otter Tail Corp.	513	24,419
Portland General Electric Co.	5,056	216,195
Public Service Enterprise Group, Inc.	14,705	796,129
SJW Group	52	3,443
UGI Corp. (5)	14,608	760,639
Vectren Corp. (5)	280	20,006
Vistra Energy Corp. (2)	15,458	365,714
		9,295,124

Total Common Stocks - Long (Cost $132,605,239)		150,723,452

Money Market Registered Investment Companies — 9.0%
Morgan Stanley Government Institutional Fund, 1.81% (4)	32,718	32,718
Meeder Institutional Prime Money Market Fund, 1.96% (6)	15,246,723	15,246,723
Total Money Market Registered Investment Companies (Cost $15,276,323)		15,279,441

Bank Obligations — 0.4%
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (7)	249,223	249,223
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (7)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (7)	249,267	249,267
Total Bank Obligations (Cost $747,672)		747,672
Total Investments - Long — 98.2% (Cost $148,629,234)		166,750,565
Total Securities Sold Short — (33.3%) (Proceeds Received $55,275,796)		(56,503,282)
Other Assets less Liabilities — 35.1%		59,648,816
Total Net Assets — 100.0%		169,896,099

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 33

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — (33.3%)
Consumer Discretionary — (2.3%)
Adient PLC	(276)	(13,576)
AMC Entertainment Holdings, Inc.	(645)	(10,256)
American Outdoor Brands Corp. (2)	(388)	(4,668)
Aptiv PLC	(4,858)	(445,139)
AV Homes, Inc. (2)	(45)	(963)
Belmond, Ltd. (2)	(3,442)	(38,378)
Biglari Holdings, Inc. (2)	(2)	(1,900)
Bluegreen Vacations Corp.	(2,582)	(61,452)
Caesars Entertainment Corp. (2)	(20,960)	(224,272)
Camping World Holdings, Inc.	(373)	(9,318)
CarMax, Inc. (2)	(4,884)	(355,897)
Carriage Services, Inc.	(84)	(2,062)
Carvana Co. (2)	(280)	(11,648)
Century Communities, Inc. (2)	(243)	(7,667)
Chegg, Inc. (2)	(1,203)	(33,431)
Clarus Corp. (2)	(1,587)	(13,093)
Conn's, Inc. (2)	(253)	(8,349)
Cooper Tire & Rubber Co.	(806)	(21,198)
Daily Journal Corp. (2)	(73)	(16,805)
Discovery, Inc. (2)	(5,386)	(148,115)
DISH Network Corp. (2)	(1,356)	(45,575)
Drive Shack, Inc. (2)	(404)	(3,119)
Empire Resorts, Inc. (2)	(299)	(5,920)
Eros International PLC (2)	(317)	(4,121)
EW Scripps Co./The	(1,387)	(18,572)
Fiesta Restaurant Group, Inc. (2)	(255)	(7,319)
GCI Liberty, Inc. (2)	(47)	(2,119)
Gentherm, Inc. (2)	(359)	(14,109)
Genuine Parts Co.	(2,305)	(211,576)
GoPro, Inc. (2)	(237)	(1,526)
Habit Restaurants, Inc./The (2)	(298)	(2,980)
Hanesbrands, Inc.	(7,598)	(167,308)
Horizon Global Corp. (2)	(479)	(2,855)
iRobot Corp. (2)	(400)	(30,308)
Lennar Corp.	(917)	(48,143)
Liberty Broadband Corp. (2)	(344)	(26,048)
Liberty Media Corp-Liberty Braves (2)	(202)	(5,193)
Liberty Media Corp-Liberty Formula One (2)	(4,666)	(173,249)
Lithia Motors, Inc.	(99)	(9,362)
Marriott Vacations Worldwide Corp.	(738)	(83,364)
Mattel, Inc.	(5,048)	(82,888)
Meredith Corp.	(2,290)	(116,790)
Monro, Inc.	(417)	(24,228)
Motorcar Parts of America, Inc. (2)	(710)	(13,284)
National Vision Holdings, Inc. (2)	(1,976)	(72,262)
New Home Co., Inc./The (2)	(1,253)	(12,492)
Newell Brands, Inc.	(2,451)	(63,211)
Overstock.com, Inc. (2)	(71)	(2,389)
PICO Holdings, Inc.	(4,186)	(48,767)
PlayAGS, Inc. (2)	(2,270)	(61,449)
Red Lion Hotels Corp. (2)	(411)	(4,788)
Scientific Games Corp. (2)	(393)	(19,316)
SeaWorld Entertainment, Inc. (2)	(946)	(20,642)
Sequential Brands Group, Inc. (2)	(530)	(1,044)
Service Corp. International/US	(3,431)	(122,795)
Shake Shack, Inc. (2)	(447)	(29,582)
Sotheby's (2)	(66)	(3,586)
Superior Industries International, Inc.	(1,031)	(18,455)
Tempur Sealy International, Inc. (2)	(947)	(45,503)
Tesla, Inc. (2)	(2,187)	(750,032)
Under Armour, Inc. (2)	(4,128)	(92,797)
Unifi, Inc. (2)	(30)	(951)
Universal Electronics, Inc. (2)	(76)	(2,512)
Viacom, Inc.	(258)	(9,146)
VOXX International Corp. (2)	(1,666)	(8,996)
Wendy's Co./The	(885)	(15,204)
Wingstop, Inc.	(114)	(5,942)
Wolverine World Wide, Inc.	(955)	(33,205)
		(3,973,209)

Consumer Staples — (2.2%)
Alico, Inc.	(684)	(21,683)
Andersons, Inc./The	(2,110)	(72,162)
B&G Foods, Inc.	(686)	(20,511)
Bunge, Ltd.	(680)	(47,403)
Campbell Soup Co.	(3,467)	(140,552)
Castle Brands, Inc. (2)	(4,512)	(5,369)
Chefs' Warehouse, Inc./The (2)	(521)	(14,849)
Church & Dwight Co., Inc.	(4,055)	(215,564)
Coca-Cola Co./The	(15,216)	(667,374)
Coty, Inc.	(2,215)	(31,232)
Craft Brew Alliance, Inc. (2)	(772)	(15,942)
elf Beauty, Inc. (2)	(490)	(7,468)
Farmer Brothers Co. (2)	(724)	(22,118)
Freshpet, Inc. (2)	(461)	(12,654)
Hain Celestial Group, Inc./The (2)	(3,107)	(92,589)
HRG Group, Inc. (2)	(109)	(1,427)
Kraft Heinz Co./The	(8,466)	(531,834)
Landec Corp. (2)	(696)	(10,370)
Lifeway Foods, Inc. (2)	(221)	(1,112)
McCormick & Co., Inc./MD	(6,202)	(719,990)
MGP Ingredients, Inc.	(87)	(7,726)
Philip Morris International, Inc.	(6,791)	(548,305)

The accompanying notes are an integral part of these financial statements.

Page 34	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
PriceSmart, Inc.	(574)	(51,947)
Rite Aid Corp. (2)	(2,473)	(4,278)
Spectrum Brands Holdings, Inc.	(345)	(28,159)
SUPERVALU, Inc. (2)	(463)	(9,501)
Tootsie Roll Industries, Inc.	(4,608)	(142,157)
TreeHouse Foods, Inc. (2)	(772)	(40,538)
Vector Group, Ltd.	(8,508)	(162,333)
WD-40 Co.	(765)	(111,881)
		(3,759,028)

Energy — (0.2%)
Apergy Corp. (2)	(198)	(8,267)
Baker Hughes a GE Co.	(472)	(15,590)
CARBO Ceramics, Inc. (2)	(447)	(4,099)
Dril-Quip, Inc. (2)	(348)	(17,887)
Ensco PLC	(3,502)	(25,425)
Forum Energy Technologies, Inc. (2)	(399)	(4,928)
Frank's International NV	(2,305)	(17,979)
Frontline, Ltd./Bermuda	(630)	(3,679)
GasLog, Ltd.	(562)	(10,734)
Geospace Technologies Corp. (2)	(141)	(1,982)
Gulf Island Fabrication, Inc.	(444)	(3,996)
Halcon Resources Corp. (2)	(2,933)	(12,876)
International Seaways, Inc. (2)	(134)	(3,101)
McDermott International, Inc. (2)	(284)	(5,581)
Nabors Industries, Ltd.	(1,320)	(8,461)
NACCO Industries, Inc.	(491)	(16,571)
NCS Multistage Holdings, Inc. (2)	(468)	(6,800)
Oasis Petroleum, Inc. (2)	(411)	(5,331)
Range Resources Corp.	(1,891)	(31,636)
Scorpio Tankers, Inc.	(3,327)	(9,349)
SEACOR Marine Holdings, Inc. (2)	(122)	(2,817)
SemGroup Corp.	(1,129)	(28,677)
Solaris Oilfield Infrastructure, Inc. (2)	(579)	(8,274)
Teekay Corp.	(218)	(1,690)
Tellurian, Inc. (2)	(554)	(4,609)
Transocean, Ltd. (2)	(951)	(12,781)
Weatherford International PLC (2)	(5,324)	(17,516)
		(290,636)

Financials — (11.2%)
Access National Corp.	(1,429)	(40,869)
Alleghany Corp.	(128)	(73,596)
Allegiance Bancshares, Inc. (2)	(358)	(15,519)
American International Group, Inc.	(13,297)	(705,007)
Ameris Bancorp	(2,342)	(124,946)
AMERISAFE, Inc.	(141)	(8,143)
Anworth Mortgage Asset Corp.	(22,276)	(110,712)
Arch Capital Group, Ltd. (2)	(12,811)	(338,979)
Arlington Asset Investment Corp.	(2,567)	(26,466)
Aspen Insurance Holdings, Ltd.	(1,695)	(68,987)
Associated Capital Group, Inc.	(1,030)	(39,089)
B. Riley Financial, Inc.	(1,601)	(36,103)
Banc of California, Inc.	(3,109)	(60,781)
Bank of Hawaii Corp.	(2,889)	(241,000)
Bank of the Ozarks	(8,913)	(401,442)
Beneficial Bancorp, Inc.	(648)	(10,498)
Berkshire Hills Bancorp, Inc.	(2,961)	(120,217)
BlackRock, Inc.	(345)	(172,169)
Blue Capital Reinsurance Holdings, Ltd.	(391)	(4,321)
Bridge Bancorp, Inc.	(1,695)	(60,935)
Byline Bancorp, Inc. (2)	(661)	(14,767)
Capitol Federal Financial, Inc.	(1,399)	(18,411)
Capstar Financial Holdings, Inc.	(1,360)	(25,201)
Capstead Mortgage Corp.	(7,150)	(63,993)
Cboe Global Markets, Inc.	(129)	(13,425)
Charles Schwab Corp./The	(12,157)	(621,223)
Chubb, Ltd.	(901)	(114,445)
Cincinnati Financial Corp.	(551)	(36,840)
Citigroup, Inc.	(10,741)	(718,788)
Citizens, Inc./TX (2)	(2,281)	(17,769)
City Holding Co.	(631)	(47,470)
Cohen & Steers, Inc.	(1,027)	(42,836)
Community Bank System, Inc.	(6,446)	(380,765)
Cowen, Inc. (2)	(1,510)	(20,914)
CVB Financial Corp.	(30,058)	(673,900)
CYS Investments, Inc.	(19,027)	(142,703)
eHealth, Inc. (2)	(271)	(5,989)
Ellington Residential Mortgage REIT	(5,631)	(61,378)
FactSet Research Systems, Inc.	(159)	(31,498)
FB Financial Corp.	(1,660)	(67,595)
First Connecticut Bancorp, Inc./Farmington CT	(37)	(1,132)
First Financial Bankshares, Inc.	(12,639)	(643,325)
First Foundation, Inc. (2)	(2,057)	(38,137)
First Horizon National Corp.	(10,704)	(190,959)
First of Long Island Corp./The	(1,646)	(40,903)
First Republic Bank/CA	(7,290)	(705,599)
Flagstar Bancorp, Inc. (2)	(2,670)	(91,474)
Flushing Financial Corp.	(1,228)	(32,051)
FNB Corp./PA	(8,483)	(113,842)
Franklin Financial Network, Inc. (2)	(786)	(29,554)
Franklin Resources, Inc.	(20,580)	(659,589)
GAIN Capital Holdings, Inc.	(370)	(2,794)

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 35

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
GAMCO Investors, Inc.	(244)	(6,529)
German American Bancorp, Inc.	(1,718)	(61,590)
Glacier Bancorp, Inc.	(13,184)	(509,957)
Goldman Sachs Group, Inc./The	(3,194)	(704,501)
Granite Point Mortgage Trust, Inc.	(1,724)	(31,635)
Guaranty Bancshares, Inc./TX	(538)	(17,722)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(6,111)	(120,692)
HarborOne Bancorp, Inc. (2)	(2,261)	(42,823)
Hartford Financial Services Group, Inc./The	(1,775)	(90,756)
HCI Group, Inc.	(376)	(15,630)
Hilltop Holdings, Inc.	(3,215)	(70,955)
Home BancShares, Inc./AR	(20,926)	(472,091)
Howard Bancorp, Inc. (2)	(1,013)	(18,234)
IBERIABANK Corp.	(2,044)	(154,935)
Impac Mortgage Holdings, Inc. (2)	(683)	(6,509)
Invesco, Ltd.	(2,963)	(78,697)
Investar Holding Corp.	(54)	(1,493)
Investors Bancorp, Inc.	(50,796)	(649,681)
Jefferies Financial Group, Inc.	(13,500)	(306,990)
Kearny Financial Corp./MD	(3,180)	(42,771)
KKR Real Estate Finance Trust, Inc.	(2,735)	(54,098)
Lakeland Financial Corp.	(5,350)	(257,817)
LendingClub Corp. (2)	(1,334)	(5,056)
Markel Corp. (2)	(230)	(249,401)
MarketAxess Holdings, Inc.	(491)	(97,149)
MBIA, Inc. (2)	(630)	(5,695)
Mercury General Corp.	(400)	(18,224)
MetLife, Inc.	(13,443)	(586,115)
Midland States Bancorp, Inc.	(1,737)	(59,510)
MidSouth Bancorp, Inc.	(2,602)	(34,477)
National Bank Holdings Corp.	(3,372)	(130,125)
NBT Bancorp, Inc.	(2,494)	(95,146)
New York Community Bancorp, Inc.	(10,335)	(114,098)
New York Mortgage Trust, Inc.	(19,712)	(118,469)
NI Holdings, Inc. (2)	(2,823)	(47,850)
Northfield Bancorp, Inc.	(1,956)	(32,509)
Northwest Bancshares, Inc.	(186)	(3,235)
OceanFirst Financial Corp.	(31)	(929)
Old Point Financial Corp.	(220)	(6,349)
On Deck Capital, Inc. (2)	(972)	(6,804)
Orchid Island Capital, Inc.	(8,382)	(63,033)
Pacific Premier Bancorp, Inc. (2)	(564)	(21,517)
Pinnacle Financial Partners, Inc.	(5,247)	(321,903)
PRA Group, Inc. (2)	(156)	(6,014)
Prosperity Bancshares, Inc.	(555)	(37,940)
Redwood Trust, Inc.	(3,183)	(52,424)
Reliant Bancorp, Inc.	(931)	(26,115)
RenaissanceRe Holdings, Ltd.	(1,088)	(130,908)
Republic First Bancorp, Inc. (2)	(8,398)	(65,924)
RLI Corp.	(2,461)	(162,894)
Safeguard Scientifics, Inc. (2)	(1,468)	(18,790)
ServisFirst Bancshares, Inc.	(5,213)	(217,538)
Signature Bank/New York NY (2)	(5,573)	(712,675)
SLM Corp. (2)	(10,369)	(118,725)
South State Corp.	(171)	(14,749)
Southern National Bancorp of Virginia, Inc.	(2,239)	(39,944)
Southside Bancshares, Inc.	(2,843)	(95,752)
Starwood Property Trust, Inc.	(20,883)	(453,370)
State Auto Financial Corp.	(1,239)	(37,058)
Sterling Bancorp/DE	(24,963)	(586,631)
Stifel Financial Corp.	(746)	(38,979)
Stock Yards Bancorp, Inc.	(1,303)	(49,709)
Texas Capital Bancshares, Inc. (2)	(281)	(25,712)
TFS Financial Corp.	(31,945)	(503,773)
Tompkins Financial Corp.	(1,225)	(105,203)
TriState Capital Holdings, Inc. (2)	(367)	(9,579)
Trupanion, Inc. (2)	(239)	(9,225)
Two Harbors Investment Corp.	(14,300)	(225,940)
Union Bankshares Corp.	(739)	(28,732)
United Bankshares, Inc./WV	(11,188)	(407,243)
Value Line, Inc.	(120)	(2,844)
Virtus Investment Partners, Inc.	(764)	(97,754)
Voya Financial, Inc.	(1,428)	(67,116)
Webster Financial Corp.	(3,408)	(217,090)
Westamerica Bancorporation	(6,284)	(355,109)
WisdomTree Investments, Inc.	(3,818)	(34,667)
		(19,018,874)

Healthcare — (0.5%)
AAC Holdings, Inc. (2)	(233)	(2,183)
Acadia Healthcare Co., Inc. (2)	(1,320)	(54,001)
Accelerate Diagnostics, Inc. (2)	(505)	(11,262)
Aclaris Therapeutics, Inc. (2)	(132)	(2,636)
Adamas Pharmaceuticals, Inc. (2)	(213)	(5,502)
Akcea Therapeutics, Inc. (2)	(239)	(5,667)
Alder Biopharmaceuticals, Inc. (2)	(102)	(1,612)
Becton Dickinson and Co.	(748)	(179,191)
BioScrip, Inc. (2)	(2,607)	(7,639)
BioTelemetry, Inc. (2)	(44)	(1,980)
Brookdale Senior Living, Inc. (2)	(1,722)	(15,653)
Capital Senior Living Corp. (2)	(289)	(3,084)
Castlight Health, Inc. (2)	(3,413)	(14,505)
Cerus Corp. (2)	(1,428)	(9,525)

The accompanying notes are an integral part of these financial statements.

Page 36	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Dynavax Technologies Corp. (2)	(97)	(1,479)
Endologix, Inc. (2)	(1,193)	(6,752)
Envision Healthcare Corp. (2)	(739)	(32,523)
Evolent Health, Inc. (2)	(1,848)	(38,900)
Flexion Therapeutics, Inc. (2)	(78)	(2,016)
Fluidigm Corp. (2)	(1,755)	(10,460)
Glaukos Corp. (2)	(91)	(3,698)
Henry Schein, Inc. (2)	(2,110)	(153,270)
Intra-Cellular Therapies, Inc. (2)	(456)	(8,058)
Invacare Corp.	(359)	(6,677)
Medicines Co./The (2)	(825)	(30,278)
Medidata Solutions, Inc. (2)	(265)	(21,348)
Merrimack Pharmaceuticals, Inc. (2)	(688)	(3,378)
NanoString Technologies, Inc. (2)	(534)	(7,305)
Neos Therapeutics, Inc. (2)	(470)	(2,938)
Nevro Corp. (2)	(110)	(8,784)
Novavax, Inc. (2)	(778)	(1,043)
Pacific Biosciences of California, Inc. (2)	(532)	(1,889)
PetIQ, Inc. (2)	(667)	(17,916)
Quanterix Corp. (2)	(705)	(10,124)
Radius Health, Inc. (2)	(34)	(1,002)
Rockwell Medical, Inc. (2)	(322)	(1,587)
Sienna Biopharmaceuticals, Inc. (2)	(85)	(1,291)
Sientra, Inc. (2)	(206)	(4,019)
Spero Therapeutics, Inc. (2)	(127)	(1,863)
Surgery Partners, Inc. (2)	(198)	(2,950)
Teladoc, Inc. (2)	(1,095)	(63,565)
TherapeuticsMD, Inc. (2)	(684)	(4,268)
Theravance Biopharma, Inc. (2)	(407)	(9,231)
Ultragenyx Pharmaceutical, Inc. (2)	(120)	(9,224)
ViewRay, Inc. (2)	(1,048)	(7,252)
Wright Medical Group NV (2)	(1,442)	(37,434)
Zogenix, Inc. (2)	(357)	(15,779)
		(842,741)

Industrials — (5.3%)
AAON, Inc.	(2,034)	(67,631)
ABM Industries, Inc.	(263)	(7,674)
Actuant Corp.	(3,110)	(91,279)
Advanced Drainage Systems, Inc.	(119)	(3,397)
Aerojet Rocketdyne Holdings, Inc. (2)	(1,839)	(54,232)
Air Lease Corp.	(186)	(7,806)
Alaska Air Group, Inc.	(2,189)	(132,194)
Allegiant Travel Co.	(93)	(12,922)
Allegion PLC	(1,543)	(119,366)
AMERCO	(68)	(24,218)
American Airlines Group, Inc.	(4,650)	(176,514)
American Woodmark Corp. (2)	(183)	(16,754)
Arconic, Inc.	(6,301)	(107,180)
Astec Industries, Inc.	(359)	(21,468)
Beacon Roofing Supply, Inc. (2)	(1,828)	(77,909)
CAI International, Inc. (2)	(534)	(12,410)
CIRCOR International, Inc.	(904)	(33,412)
Colfax Corp. (2)	(4,565)	(139,917)
CompX International, Inc.	(103)	(1,360)
CoStar Group, Inc. (2)	(147)	(60,657)
Covanta Holding Corp.	(1,841)	(30,377)
Cubic Corp.	(371)	(23,818)
Daseke, Inc. (2)	(3,064)	(30,426)
Deere & Co.	(4,259)	(595,408)
Dycom Industries, Inc. (2)	(721)	(68,142)
Energy Recovery, Inc. (2)	(1,613)	(13,033)
Equifax, Inc.	(2,651)	(331,667)
ESCO Technologies, Inc.	(182)	(10,501)
Evoqua Water Technologies Corp. (2)	(1,785)	(36,593)
Flowserve Corp.	(5,261)	(212,544)
Franklin Covey Co. (2)	(174)	(4,272)
FreightCar America, Inc.	(1,005)	(16,874)
Gardner Denver Holdings, Inc. (2)	(2,806)	(82,468)
Gates Industrial Corp. PLC (2)	(6,949)	(113,060)
General Electric Co.	(55,640)	(757,260)
Gibraltar Industries, Inc. (2)	(983)	(36,863)
Graham Corp.	(525)	(13,550)
Granite Construction, Inc.	(20)	(1,113)
Great Lakes Dredge & Dock Corp. (2)	(1,120)	(5,880)
HC2 Holdings, Inc. (2)	(1,254)	(7,336)
Healthcare Services Group, Inc.	(1,291)	(55,758)
Heartland Express, Inc.	(4,418)	(81,954)
HEICO Corp.	(11,097)	(809,304)
Herc Holdings, Inc. (2)	(22)	(1,239)
Hertz Global Holdings, Inc. (2)	(883)	(13,545)
Huron Consulting Group, Inc. (2)	(289)	(11,820)
Huttig Building Products, Inc. (2)	(1,052)	(4,997)
IES Holdings, Inc. (2)	(70)	(1,173)
IHS Markit, Ltd. (2)	(12,345)	(636,879)
JELD-WEN Holding, Inc. (2)	(1,964)	(56,151)
John Bean Technologies Corp.	(1,353)	(120,282)
KeyW Holding Corp./The (2)	(2,038)	(17,812)
Knight-Swift Transportation Holdings, Inc.	(4,108)	(156,967)
Kratos Defense & Security Solutions, Inc. (2)	(3,205)	(36,890)
Lennox International, Inc.	(340)	(68,051)
Lindsay Corp.	(773)	(74,973)
Manitowoc Co., Inc./The (2)	(1,332)	(34,446)
Matthews International Corp.	(1,345)	(79,086)

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 37

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Mercury Systems, Inc. (2)	(625)	(23,788)
Middleby Corp./The (2)	(485)	(50,644)
Multi-Color Corp.	(576)	(37,238)
Nielsen Holdings PLC	(3,321)	(102,719)
NN, Inc.	(1,613)	(30,486)
Northwest Pipe Co. (2)	(705)	(13,656)
NOW, Inc. (2)	(2,363)	(31,499)
Plug Power, Inc. (2)	(1,072)	(2,165)
RBC Bearings, Inc. (2)	(51)	(6,569)
REV Group, Inc.	(648)	(11,022)
Rockwell Collins, Inc.	(1,226)	(165,118)
Roper Technologies, Inc.	(2,553)	(704,398)
Scorpio Bulkers, Inc.	(290)	(2,059)
Sensata Technologies Holding PLC (2)	(1,481)	(70,466)
Spirit Airlines, Inc. (2)	(4,548)	(165,320)
Stericycle, Inc. (2)	(383)	(25,006)
Sun Hydraulics Corp.	(1,183)	(57,009)
Sunrun, Inc. (2)	(227)	(2,985)
Team, Inc. (2)	(112)	(2,587)
Tennant Co.	(370)	(29,230)
Titan International, Inc.	(1,585)	(17,007)
TransDigm Group, Inc.	(1,351)	(466,284)
TriNet Group, Inc. (2)	(1,774)	(99,238)
Triumph Group, Inc.	(767)	(15,033)
Tutor Perini Corp. (2)	(62)	(1,144)
Verisk Analytics, Inc. (2)	(2,158)	(232,287)
Vivint Solar, Inc. (2)	(2,119)	(10,489)
Wabtec Corp./DE	(4,007)	(395,010)
WageWorks, Inc. (2)	(743)	(37,150)
Welbilt, Inc. (2)	(2,414)	(53,856)
Wesco Aircraft Holdings, Inc. (2)	(1,618)	(18,203)
Willdan Group, Inc. (2)	(299)	(9,260)
Woodward, Inc.	(496)	(38,123)
XPO Logistics, Inc. (2)	(721)	(72,230)
		(8,820,090)

Information Technology — (3.5%)
3D Systems Corp. (2)	(173)	(2,389)
Acacia Communications, Inc. (2)	(142)	(4,943)
Acxiom Corp. (2)	(98)	(2,935)
Advanced Micro Devices, Inc. (2)	(10,900)	(163,391)
Altaba, Inc. (2)	(6,944)	(508,370)
Apptio, Inc. (2)	(747)	(27,041)
Aquantia Corp. (2)	(80)	(926)
Autodesk, Inc. (2)	(5,510)	(722,306)
AXT, Inc. (2)	(425)	(2,996)
Belden, Inc.	(862)	(52,685)
Black Knight, Inc. (2)	(4,057)	(217,252)
Blackbaud, Inc.	(918)	(94,049)
Blackline, Inc. (2)	(66)	(2,866)
Calix, Inc. (2)	(541)	(4,220)
Cardlytics, Inc. (2)	(159)	(3,460)
Casa Systems, Inc. (2)	(466)	(7,610)
Cass Information Systems, Inc.	(81)	(5,574)
CEVA, Inc. (2)	(229)	(6,916)
Cloudera, Inc. (2)	(2,323)	(31,686)
Cognex Corp.	(453)	(20,208)
Cray, Inc. (2)	(420)	(10,332)
Cree, Inc. (2)	(815)	(33,880)
Digimarc Corp. (2)	(275)	(7,370)
Ebix, Inc.	(647)	(49,334)
Ellie Mae, Inc. (2)	(44)	(4,569)
Euronet Worldwide, Inc. (2)	(228)	(19,100)
Everi Holdings, Inc. (2)	(463)	(3,334)
Finisar Corp. (2)	(1,566)	(28,188)
FireEye, Inc. (2)	(3,214)	(49,463)
First Data Corp. (2)	(11,475)	(240,172)
Fitbit, Inc. (2)	(3,060)	(19,982)
ForeScout Technologies, Inc. (2)	(501)	(17,164)
Gartner, Inc. (2)	(5,304)	(704,902)
Global Payments, Inc.	(2,122)	(236,582)
Gogo, Inc. (2)	(535)	(2,600)
GSI Technology, Inc. (2)	(482)	(3,625)
Guidewire Software, Inc. (2)	(634)	(56,287)
Harmonic, Inc. (2)	(269)	(1,143)
Hortonworks, Inc. (2)	(828)	(15,086)
HubSpot, Inc. (2)	(1,238)	(155,245)
II-VI, Inc. (2)	(386)	(16,772)
Infinera Corp. (2)	(2,064)	(20,496)
Inphi Corp. (2)	(1,137)	(37,078)
Iteris, Inc. (2)	(197)	(953)
Jack Henry & Associates, Inc.	(492)	(64,137)
Knowles Corp. (2)	(2,168)	(33,170)
Kopin Corp. (2)	(3,277)	(9,372)
MACOM Technology Solutions Holdings, Inc. (2)	(417)	(9,608)
Manhattan Associates, Inc. (2)	(1,564)	(73,524)
Match Group, Inc. (2)	(24)	(930)
Maxwell Technologies, Inc. (2)	(3,114)	(16,193)
Mesa Laboratories, Inc.	(65)	(13,720)
Microchip Technology, Inc.	(6,939)	(631,102)
MobileIron, Inc. (2)	(712)	(3,168)
OSI Systems, Inc. (2)	(374)	(28,921)
Pandora Media, Inc. (2)	(1,860)	(14,657)

The accompanying notes are an integral part of these financial statements.

Page 38	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Park City Group, Inc. (2)	(323)	(2,552)
Paylocity Holding Corp. (2)	(257)	(15,127)
PayPal Holdings, Inc. (2)	(662)	(55,125)
PDF Solutions, Inc. (2)	(687)	(8,230)
PROS Holdings, Inc. (2)	(1,243)	(45,457)
Quotient Technology, Inc. (2)	(324)	(4,244)
RealNetworks, Inc. (2)	(1,124)	(4,159)
SailPoint Technologies Holding, Inc. (2)	(768)	(18,847)
ServiceSource International, Inc. (2)	(2,980)	(11,741)
Sigma Designs, Inc. (2)	(2,706)	(16,507)
Square, Inc. (2)	(2,565)	(158,107)
StarTek, Inc. (2)	(296)	(1,862)
SunPower Corp. (2)	(244)	(1,871)
Switch, Inc.	(4,122)	(50,165)
Telenav, Inc. (2)	(1,039)	(5,818)
Teradata Corp. (2)	(2,011)	(80,742)
Trade Desk, Inc./The (2)	(60)	(5,628)
TrueCar, Inc. (2)	(466)	(4,702)
Tucows, Inc. (2)	(118)	(7,157)
Universal Display Corp.	(625)	(53,750)
Veeco Instruments, Inc. (2)	(311)	(4,432)
ViaSat, Inc. (2)	(3,373)	(221,674)
Western Union Co./The	(5,164)	(104,984)
Workday, Inc. (2)	(4,904)	(593,972)
Workiva, Inc. (2)	(394)	(9,614)
Zillow Group, Inc. (2)	(41)	(2,421)
		(6,002,870)

Materials — (2.5%)
Albemarle Corp.	(4,019)	(379,112)
Allegheny Technologies, Inc. (2)	(3,642)	(91,487)
Ampco-Pittsburgh Corp. (2)	(444)	(4,551)
Ashland Global Holdings, Inc.	(778)	(60,824)
Axalta Coating Systems, Ltd. (2)	(432)	(13,094)
Balchem Corp.	(719)	(70,563)
Ball Corp.	(13,932)	(495,283)
Bemis Co., Inc.	(718)	(30,307)
Cleveland-Cliffs, Inc. (2)	(3,409)	(28,738)
Compass Minerals International, Inc.	(500)	(32,875)
Crown Holdings, Inc. (2)	(7,003)	(313,454)
DowDuPont, Inc.	(1,066)	(70,271)
Ferroglobe PLC Contingent Value Rights (2)(9)	(2,326)	—
FMC Corp.	(4,397)	(392,256)
Forterra, Inc. (2)	(114)	(1,109)
GCP Applied Technologies, Inc. (2)	(716)	(20,728)
Haynes International, Inc.	(677)	(24,873)
HB Fuller Co.	(2,009)	(107,843)
Hecla Mining Co.	(8,174)	(28,446)
KapStone Paper and Packaging Corp.	(3,897)	(134,447)
Klondex Mines, Ltd. (2)	(474)	(1,095)
KMG Chemicals, Inc.	(104)	(7,673)
LSB Industries, Inc. (2)	(902)	(4,781)
Martin Marietta Materials, Inc.	(654)	(146,058)
Mosaic Co./The	(1,500)	(42,075)
Platform Specialty Products Corp. (2)	(8,981)	(104,180)
PQ Group Holdings, Inc. (2)	(1,222)	(21,996)
Ramaco Resources, Inc. (2)	(613)	(4,266)
Royal Gold, Inc.	(195)	(18,104)
Sealed Air Corp.	(12,657)	(537,290)
Sensient Technologies Corp.	(115)	(8,228)
Sherwin-Williams Co./The	(1,686)	(687,163)
Tahoe Resources, Inc.	(4,463)	(21,958)
TimkenSteel Corp. (2)	(2,644)	(43,229)
Trecora Resources (2)	(409)	(6,074)
Tronox, Ltd.	(3,862)	(76,004)
Valvoline, Inc.	(367)	(7,916)
Vulcan Materials Co.	(1,422)	(183,523)
Warrior Met Coal, Inc.	(38)	(1,048)
WR Grace & Co.	(941)	(68,985)
		(4,291,907)

Real Estate Investment Trust — (1.0%)
Acadia Realty Trust	(785)	(21,485)
Alexander & Baldwin, Inc.	(510)	(11,985)
CBRE Group, Inc. (2)	(5,008)	(239,082)
Crown Castle International Corp.	(3,737)	(402,923)
Equity Commonwealth (2)	(3,027)	(95,351)
First Industrial Realty Trust, Inc.	(2,393)	(79,783)
Forestar Group, Inc. (2)	(166)	(3,445)
GGP, Inc.	(7,580)	(154,859)
Healthcare Trust of America, Inc.	(415)	(11,188)
iStar, Inc. (2)	(303)	(3,269)
Jones Lang LaSalle, Inc.	(176)	(29,214)
Medical Properties Trust, Inc.	(3,218)	(45,181)
Mid-America Apartment Communities, Inc.	(4,252)	(428,049)
PotlatchDeltic Corp.	(266)	(13,526)
Rexford Industrial Realty, Inc.	(1,134)	(35,596)
RMR Group, Inc./The	(174)	(13,650)
Spirit MTA REIT (2)	(1,506)	(15,512)
STAG Industrial, Inc.	(700)	(19,061)
		(1,623,159)

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 39

Schedule of Investments
June 30, 2018 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Telecommunication Services — (0.3%)
Consolidated Communications Holdings, Inc.	(77)	(952)
Shenandoah Telecommunications Co.	(297)	(9,712)
Sprint Corp. (2)	(105,647)	(574,720)
Verizon Communications, Inc.	(159)	(7,999)
		(593,383)

Utilities — (4.3%)
Alliant Energy Corp.	(9,853)	(416,979)
AquaVenture Holdings, Ltd. (2)	(1,385)	(21,578)
Black Hills Corp.	(7,202)	(440,834)
Cadiz, Inc. (2)	(1,953)	(25,584)
Dominion Energy, Inc.	(10,947)	(746,366)
Edison International	(9,724)	(615,237)
FirstEnergy Corp.	(21,037)	(755,439)
Global Water Resources, Inc.	(149)	(1,401)
Hawaiian Electric Industries, Inc.	(13,809)	(473,649)
MGE Energy, Inc.	(205)	(12,925)
NiSource, Inc.	(29,746)	(781,725)
Northwest Natural Gas Co.	(4,111)	(262,282)
Pattern Energy Group, Inc.	(6,000)	(112,500)
PPL Corp.	(16,471)	(470,247)
Pure Cycle Corp. (2)	(267)	(2,550)
SCANA Corp.	(331)	(12,750)
Sempra Energy	(6,655)	(772,712)
South Jersey Industries, Inc.	(15,838)	(530,098)
Southern Co./The	(15,567)	(720,908)
Southwest Gas Holdings, Inc.	(1,435)	(109,447)
TerraForm Power, Inc.	(108)	(1,264)
York Water Co./The	(29)	(910)
		(7,287,385)

Total Securities Sold Short (Proceeds Received $55,275,796)		(56,503,282)

Trustee Deferred Compensation (8)
Meeder Aggressive Allocation Fund	521	5,543
Meeder Balanced Fund	296	3,422
Meeder Dynamic Allocation Fund	190	2,075
Meeder Muirfield Fund	494	3,754
Meeder Conservative Allocation Fund	87	1,927
Total Trustee Deferred Compensation (Cost $16,090)		16,721

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	129	9/21/2018	12,612,330	(386,990)
Mini MSCI Emerging Markets Index Futures	51	9/21/2018	2,711,415	(149,051)
Russell 2000 Mini Index Futures	44	9/21/2018	3,624,500	(74,635)
Standard & Poors 500 Mini Futures	263	9/21/2018	35,789,040	(636,730)
E-mini Standard & Poors MidCap 400 Futures	43	9/21/2018	8,411,230	(189,918)
Total Futures Contracts	530		63,148,515	(1,437,324)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$166,002,893	$(1,437,324)
Level 2 - Other Significant Observable Inputs	747,672	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$166,750,565	$(1,437,324)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of the security is on loan.

The accompanying notes are an integral part of these financial statements.

Page 40	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2018 was $45,464,423.
(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(9)	Fair valued security deemed as Level 3 security.
(10)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 41

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 37.5%
Consumer Discretionary — 4.0%
1-800-Flowers.com, Inc. (2)	273	3,426
Abercrombie & Fitch Co.	75	1,836
Amazon.com, Inc. (2)	412	700,318
AMC Networks, Inc. (2)	151	9,392
American Axle & Manufacturing Holdings, Inc. (2)	124	1,929
American Eagle Outfitters, Inc.	225	5,231
American Public Education, Inc. (2)	88	3,705
Ascent Capital Group, Inc. (2)	156	438
Bassett Furniture Industries, Inc.	137	3,774
Best Buy Co., Inc.	877	65,407
Big Lots, Inc.	31	1,295
Bloomin' Brands, Inc.	551	11,075
Booking Holdings, Inc. (2)	151	306,091
Bridgepoint Education, Inc. (2)	97	633
Brinker International, Inc.	3	143
Burlington Stores, Inc. (2)	99	14,902
Cambium Learning Group, Inc. (2)	182	2,029
Capella Education Co.	19	1,875
Cavco Industries, Inc. (2)	6	1,246
Chico's FAS, Inc.	368	2,996
Churchill Downs, Inc.	3	890
Citi Trends, Inc.	43	1,180
Comcast Corp.	589	19,325
Crocs, Inc. (2)	77	1,356
Deckers Outdoor Corp. (2)	78	8,805
Dollar General Corp.	1,303	128,476
Entravision Communications Corp.	177	885
Foot Locker, Inc.	110	5,792
Ford Motor Co.	21,933	242,798
GameStop Corp.	143	2,084
Gannett Co., Inc.	475	5,083
Gentex Corp.	990	22,790
Grand Canyon Education, Inc. (2)	228	25,447
Groupon, Inc. (2)	108	464
Guess?, Inc.	9	193
Hibbett Sports, Inc. (2)	86	1,969
Home Depot, Inc./The	99	19,315
J Alexander's Holdings, Inc. (2)	197	2,197
John Wiley & Sons, Inc.	303	18,907
Johnson Outdoors, Inc.	8	676
Kohl's Corp.	161	11,737
La-Z-Boy, Inc.	256	7,834
Lear Corp.	810	150,506
Liberty Expedia Holdings, Inc. (2)	589	25,881
Liberty Media Corp-Liberty SiriusXM (2)	103	4,672
Liberty TripAdvisor Holdings, Inc. (2)	125	2,013
Lululemon Athletica, Inc. (2)	268	33,460
Macy's, Inc.	377	14,111
MCBC Holdings, Inc. (2)	106	3,069
MDC Partners, Inc. (2)	153	704
Michael Kors Holdings, Ltd. (2)	447	29,770
National CineMedia, Inc.	328	2,755
Netflix, Inc. (2)	497	194,541
New Media Investment Group, Inc.	514	9,499
Nexstar Media Group, Inc.	11	807
Nutrisystem, Inc.	21	809
NVR, Inc. (2)	18	53,466
Office Depot, Inc.	1,244	3,172
Penn National Gaming, Inc. (2)	358	12,025
Pinnacle Entertainment, Inc. (2)	731	24,657
PulteGroup, Inc.	932	26,795
Qurate Retail, Inc. (2)	212	4,499
RCI Hospitality Holdings, Inc.	50	1,583
RH (2)	7	978
Ross Stores, Inc.	2,307	195,518
Shutterfly, Inc. (2)	118	10,624
Speedway Motorsports, Inc.	181	3,142
Tailored Brands, Inc.	8	204
Target Corp.	3,235	246,248
Taylor Morrison Home Corp. (2)	1,188	24,687
Tenneco, Inc.	226	9,935
TJX Cos., Inc./The	1,193	113,550
TopBuild Corp. (2)	194	15,198
Tower International, Inc.	111	3,530
Townsquare Media, Inc.	126	815
tronc, Inc. (2)	180	3,110
Vuzix Corp. (2)	49	365
Weight Watchers International, Inc. (2)	37	3,741
Weyco Group, Inc.	42	1,529
William Lyon Homes (2)	34	789
World Wrestling Entertainment, Inc.	64	4,660
Wyndham Destinations, Inc.	993	43,960
ZAGG, Inc. (2)	86	1,488
		2,948,809

Consumer Staples — 0.6%
Conagra Brands, Inc.	274	9,790
Flowers Foods, Inc.	252	5,249
Kroger Co./The	502	14,282
Lamb Weston Holdings, Inc.	93	6,371
Natural Grocers by Vitamin Cottage, Inc. (2)	21	268
Performance Food Group Co. (2)	607	22,277

The accompanying notes are an integral part of these financial statements.

Page 42	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Tyson Foods, Inc.	3,109	214,055
US Foods Holding Corp. (2)	71	2,685
USANA Health Sciences, Inc. (2)	68	7,840
Village Super Market, Inc.	130	3,830
Walmart, Inc.	1,668	142,864
Weis Markets, Inc.	66	3,520
		433,031

Energy — 3.5%
Abraxas Petroleum Corp. (2)	728	2,104
Adams Resources & Energy, Inc.	25	1,075
Anadarko Petroleum Corp.	3,401	249,123
Andeavor	746	97,860
Arch Coal, Inc.	108	8,470
Cactus, Inc. (2)	247	8,346
California Resources Corp. (2)	64	2,908
Chevron Corp.	2,019	255,262
ConocoPhillips	4,157	289,410
CONSOL Energy, Inc. (2)	99	3,797
Continental Resources, Inc./OK (2)	636	41,187
CVR Energy, Inc.	147	5,438
Delek US Holdings, Inc.	289	14,499
Denbury Resources, Inc. (2)	525	2,525
Energen Corp. (2)	251	18,278
Era Group, Inc. (2)	113	1,463
Evolution Petroleum Corp.	404	3,979
Exxon Mobil Corp.	3,775	312,306
FTS International, Inc. (2)	957	13,628
Hallador Energy Co.	418	2,985
HollyFrontier Corp.	648	44,343
Keane Group, Inc. (2)	167	2,283
Liberty Oilfield Services, Inc. (2)	324	6,065
Mammoth Energy Services, Inc. (2)	88	2,988
Marathon Oil Corp.	3,297	68,775
Marathon Petroleum Corp.	3,432	240,789
Matrix Service Co. (2)	318	5,835
Midstates Petroleum Co., Inc. (2)	183	2,491
Occidental Petroleum Corp.	3,285	274,889
Overseas Shipholding Group, Inc. (2)	522	2,025
Pacific Ethanol, Inc. (2)	187	486
Par Pacific Holdings, Inc. (2)	293	5,092
PBF Energy, Inc.	512	21,468
Peabody Energy Corp.	354	16,100
Penn Virginia Corp. (2)	10	849
PHI, Inc. (2)	86	875
Phillips 66	2,278	255,842
Pioneer Energy Services Corp. (2)	194	1,135
ProPetro Holding Corp. (2)	199	3,120
Quintana Energy Services, Inc. (2)	31	263
Renewable Energy Group, Inc. (2)	263	4,695
SilverBow Resources, Inc. (2)	174	5,025
Valero Energy Corp.	2,328	258,012
W&T Offshore, Inc. (2)	457	3,268
Westmoreland Coal Co. (2)	539	75
WildHorse Resource Development Corp. (2)	298	7,557
World Fuel Services Corp.	101	2,061
Zion Oil & Gas, Inc. (2)	112	454
		2,571,503

Financials — 5.9%
American Equity Investment Life Holding Co.	64	2,304
BancFirst Corp.	87	5,150
Bancorp, Inc./The (2)	508	5,314
Bank of America Corp.	16,644	469,194
Bank of NT Butterfield & Son, Ltd./The	424	19,385
BankUnited, Inc.	1,398	57,108
BB&T Corp.	4,838	244,029
Berkshire Hathaway, Inc. (2)	3,030	565,550
BOK Financial Corp.	68	6,393
Cannae Holdings, Inc. (2)	609	11,297
Charter Financial Corp./MD	199	4,806
Cherry Hill Mortgage Investment Corp.	378	6,751
Chimera Investment Corp.	1,187	21,698
CIT Group, Inc.	15	756
Citizens Financial Group, Inc.	1,092	42,479
Comerica, Inc.	2,201	200,115
Cullen/Frost Bankers, Inc.	435	47,084
Curo Group Holdings Corp. (2)	162	4,042
Enova International, Inc. (2)	132	4,825
Evercore, Inc.	250	26,363
FedNat Holding Co.	106	2,445
Fifth Third Bancorp	7,805	224,004
First American Financial Corp.	762	39,411
First BanCorp/Puerto Rico (2)	1,149	8,790
FirstCash, Inc.	283	25,428
Genworth Financial, Inc. (2)	495	2,228
Hamilton Lane, Inc.	75	3,598
Health Insurance Innovations, Inc. (2)	41	1,326
Huntington Bancshares, Inc./OH	11,997	177,076
Independence Holding Co.	155	5,154
Infinity Property & Casualty Corp.	84	11,957
Interactive Brokers Group, Inc.	262	16,875
JPMorgan Chase & Co.	4,398	458,272

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 43

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ladder Capital Corp.	905	14,136
LPL Financial Holdings, Inc.	249	16,319
Marlin Business Services Corp.	51	1,522
MB Financial, Inc.	642	29,981
Medley Management, Inc. (2)	452	1,605
Meta Financial Group, Inc.	13	1,266
Morningstar, Inc.	61	7,823
MTGE Investment Corp.	117	2,293
National General Holdings Corp.	276	7,267
New Residential Investment Corp.	3,575	62,527
NewStar Financial Contingent Value Rights (2)(8)	34	—
Nicolet Bankshares, Inc. (2)	7	386
Northeast Bancorp	189	4,120
Northrim BanCorp, Inc.	182	7,198
OFG Bancorp	256	3,597
Oppenheimer Holdings, Inc.	161	4,508
PacWest Bancorp	1,544	76,304
PennyMac Financial Services, Inc. (2)	303	5,954
PNC Financial Services Group, Inc./The	1,988	268,579
Popular, Inc.	505	22,831
Progressive Corp./The	4,027	238,197
Pzena Investment Management, Inc.	388	3,573
Regional Management Corp. (2)	84	2,942
Regions Financial Corp.	12,655	225,006
Silvercrest Asset Management Group, Inc.	80	1,304
State Bank Financial Corp.	112	3,741
Stewart Information Services Corp.	380	16,367
SunTrust Banks, Inc.	3,608	238,200
Sutherland Asset Management Corp.	340	5,525
TCF Financial Corp.	1,502	36,979
Timberland Bancorp, Inc./WA	22	821
Triumph Bancorp, Inc. (2)	196	7,987
Umpqua Holdings Corp.	1,685	38,064
United Security Bancshares/Fresno CA	296	3,315
Universal Insurance Holdings, Inc.	353	12,390
Walker & Dunlop, Inc.	242	13,467
Wells Fargo & Co.	4,768	264,338
Wins Finance Holdings, Inc. (2)	48	3,984
		4,375,623

Healthcare — 6.5%
Abaxis, Inc.	21	1,743
AbbVie, Inc.	2,190	202,904
ABIOMED, Inc. (2)	112	45,814
Acorda Therapeutics, Inc. (2)	75	2,153
Addus HomeCare Corp. (2)	28	1,603
ADMA Biologics, Inc. (2)	86	388
Alexion Pharmaceuticals, Inc. (2)	958	118,936
Align Technology, Inc. (2)	438	149,857
AMAG Pharmaceuticals, Inc. (2)	246	4,797
Amgen, Inc.	1,128	208,218
Amphastar Pharmaceuticals, Inc. (2)	220	3,357
AnaptysBio, Inc. (2)	73	5,186
Anthem, Inc.	1,107	263,499
Apellis Pharmaceuticals, Inc. (2)	6	132
Arena Pharmaceuticals, Inc. (2)	79	3,444
ArQule, Inc. (2)	44	243
Array BioPharma, Inc. (2)	98	1,644
Atara Biotherapeutics, Inc. (2)	77	2,830
athenahealth, Inc. (2)	8	1,273
Audentes Therapeutics, Inc. (2)	28	1,070
AVEO Pharmaceuticals, Inc. (2)	415	938
Avid Bioservices, Inc. (2)	149	584
AxoGen, Inc. (2)	91	4,573
Baxter International, Inc.	3,319	245,075
Biogen, Inc. (2)	924	268,182
Bio-Rad Laboratories, Inc. (2)	64	18,467
BioSpecifics Technologies Corp. (2)	165	7,402
Blueprint Medicines Corp. (2)	45	2,857
Cantel Medical Corp.	86	8,459
Cardinal Health, Inc.	771	37,648
Catalent, Inc. (2)	575	24,087
Catalyst Pharmaceuticals, Inc. (2)	584	1,822
Celcuity, Inc. (2)	86	2,135
Centene Corp. (2)	1,060	130,603
Cerner Corp. (2)	3,577	213,869
Chemed Corp.	79	25,423
ChemoCentryx, Inc. (2)	204	2,687
ChromaDex Corp. (2)	116	430
Collegium Pharmaceutical, Inc. (2)	97	2,313
Concert Pharmaceuticals, Inc. (2)	178	2,996
CONMED Corp.	105	7,686
CorVel Corp. (2)	7	378
Cutera, Inc. (2)	40	1,612
CytomX Therapeutics, Inc. (2)	144	3,292
Depomed, Inc. (2)	86	574
Durect Corp. (2)	85	133
Eagle Pharmaceuticals, Inc./DE (2)	62	4,691
Emergent BioSolutions, Inc. (2)	375	18,934
Enanta Pharmaceuticals, Inc. (2)	50	5,795
Encompass Health Corp.	31	2,099
Evolus, Inc. (2)	3	84
Exelixis, Inc. (2)	490	10,545

The accompanying notes are an integral part of these financial statements.

Page 44	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Express Scripts Holding Co. (2)	3,174	245,065
Fate Therapeutics, Inc. (2)	168	1,905
FONAR Corp. (2)	74	1,965
Foundation Medicine, Inc. (2)	14	1,914
G1 Therapeutics, Inc. (2)	49	2,130
Genesis Healthcare, Inc. (2)	124	284
Genomic Health, Inc. (2)	235	11,844
Geron Corp. (2)	237	813
Gilead Sciences, Inc.	4,202	297,670
Global Blood Therapeutics, Inc. (2)	8	362
Globus Medical, Inc. (2)	360	18,166
Haemonetics Corp. (2)	168	15,066
Halozyme Therapeutics, Inc. (2)	302	5,095
HCA Healthcare, Inc.	2,253	231,158
HealthStream, Inc.	116	3,168
Heron Therapeutics, Inc. (2)	7	272
Hill-Rom Holdings, Inc.	147	12,839
HMS Holdings Corp. (2)	210	4,540
ICU Medical, Inc. (2)	46	13,508
ImmunoGen, Inc. (2)	249	2,423
Immunomedics, Inc. (2)	187	4,426
Inogen, Inc. (2)	51	9,503
Integer Holdings Corp. (2)	160	10,344
Intersect ENT, Inc. (2)	109	4,082
Intuitive Surgical, Inc. (2)	544	260,293
Iovance Biotherapeutics, Inc. (2)	103	1,318
Ironwood Pharmaceuticals, Inc. (2)	370	7,074
Johnson & Johnson	1,805	219,019
Kadmon Holdings, Inc. (2)	62	247
Kindred Biosciences, Inc. (2)	268	2,854
Lantheus Holdings, Inc. (2)	113	1,644
Ligand Pharmaceuticals, Inc. (2)	10	2,072
Loxo Oncology, Inc. (2)	43	7,460
Luminex Corp.	260	7,678
Madrigal Pharmaceuticals, Inc. (2)	18	5,034
Masimo Corp. (2)	136	13,280
Medtronic PLC	1,196	102,390
Merck & Co., Inc.	1,888	114,602
Minerva Neurosciences, Inc. (2)	132	1,089
Momenta Pharmaceuticals, Inc. (2)	265	5,419
Mustang Bio, Inc. (2)	85	586
Mylan NV (2)	2,142	77,412
Myriad Genetics, Inc. (2)	203	7,586
Natera, Inc. (2)	64	1,204
Nektar Therapeutics (2)	242	11,817
Orthofix International NV (2)	239	13,580
PDL BioPharma, Inc. (2)	1,482	3,468
Pfenex, Inc. (2)	105	568
Pfizer, Inc.	9,154	332,107
Phibro Animal Health Corp.	147	6,769
Pieris Pharmaceuticals, Inc. (2)	465	2,358
PolarityTE, Inc. (2)	14	330
Premier, Inc. (2)	1,094	39,800
Proteostasis Therapeutics, Inc. (2)	87	243
Providence Service Corp./The (2)	127	9,976
PTC Therapeutics, Inc. (2)	153	5,161
Quality Systems, Inc. (2)	122	2,379
Quidel Corp. (2)	61	4,057
RadNet, Inc. (2)	190	2,850
Recro Pharma, Inc. (2)	137	688
REGENXBIO, Inc. (2)	55	3,946
Retrophin, Inc. (2)	100	2,726
Rhythm Pharmaceuticals, Inc. (2)	20	625
Sage Therapeutics, Inc. (2)	63	9,861
Sangamo Therapeutics, Inc. (2)	5	71
Sarepta Therapeutics, Inc. (2)	30	3,965
Simulations Plus, Inc.	102	2,270
Solid Biosciences, Inc. (2)	4	143
Spectrum Pharmaceuticals, Inc. (2)	172	3,605
STAAR Surgical Co. (2)	39	1,209
STERIS PLC	30	3,150
Supernus Pharmaceuticals, Inc. (2)	4	239
Surmodics, Inc. (2)	25	1,380
Synlogic, Inc. (2)	76	747
T2 Biosystems, Inc. (2)	15	116
Tabula Rasa HealthCare, Inc. (2)	38	2,426
Triple-S Management Corp. (2)	90	3,515
Tyme Technologies, Inc. (2)	99	313
United Therapeutics Corp. (2)	220	24,893
UnitedHealth Group, Inc.	951	233,318
Vanda Pharmaceuticals, Inc. (2)	257	4,896
Veracyte, Inc. (2)	395	3,689
Verastem, Inc. (2)	67	461
Vertex Pharmaceuticals, Inc. (2)	1,613	274,145
Viking Therapeutics, Inc. (2)	42	399
Xencor, Inc. (2)	90	3,331
Zafgen, Inc. (2)	42	430
		4,834,287

Industrials — 2.2%
Allied Motion Technologies, Inc.	30	1,436
Allison Transmission Holdings, Inc.	1,265	51,220
ArcBest Corp.	149	6,809
Atkore International Group, Inc. (2)	446	9,263

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 45

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Barrett Business Services, Inc.	30	2,897
BG Staffing, Inc.	109	2,534
Blue Bird Corp. (2)	40	894
Boeing Co./The	956	320,748
Builders FirstSource, Inc. (2)	294	5,377
Casella Waste Systems, Inc. (2)	280	7,171
Comfort Systems USA, Inc.	166	7,603
Continental Building Products, Inc. (2)	427	13,472
Copart, Inc. (2)	1,567	88,630
Covenant Transportation Group, Inc. (2)	255	8,033
Curtiss-Wright Corp.	146	17,377
Douglas Dynamics, Inc.	61	2,928
Ducommun, Inc. (2)	130	4,302
EMCOR Group, Inc.	297	22,625
Essendant, Inc.	89	1,177
FTI Consulting, Inc. (2)	133	8,044
Genco Shipping & Trading, Ltd. (2)	301	4,666
Global Brass & Copper Holdings, Inc.	390	12,227
H&E Equipment Services, Inc.	118	4,438
Harsco Corp. (2)	182	4,022
Hawaiian Holdings, Inc.	22	791
Herman Miller, Inc. (2)	22	746
Hillenbrand, Inc.	34	1,603
Huntington Ingalls Industries, Inc.	251	54,414
Hurco Cos., Inc.	79	3,535
ICF International, Inc.	34	2,416
JetBlue Airways Corp. (2)	78	1,480
Kaman Corp.	183	12,753
KBR, Inc.	440	7,885
Kelly Services, Inc.	132	2,963
Kforce, Inc.	197	6,757
Kimball International, Inc.	329	5,317
LB Foster Co. (2)	136	3,121
LSC Communications, Inc.	23	360
LSI Industries, Inc.	122	651
ManpowerGroup, Inc.	171	14,716
Matson, Inc.	113	4,337
McGrath RentCorp	72	4,555
Meritor, Inc. (2)	121	2,489
Miller Industries, Inc./TN	353	9,019
MSC Industrial Direct Co., Inc.	205	17,394
MYR Group, Inc. (2)	177	6,276
Navigant Consulting, Inc. (2)	331	7,328
Nexeo Solutions, Inc. (2)	452	4,127
Norfolk Southern Corp.	1,396	210,615
Old Dominion Freight Line, Inc.	181	26,962
Oshkosh Corp.	173	12,165
Park-Ohio Holdings Corp.	137	5,110
Pitney Bowes, Inc.	429	3,677
Proto Labs, Inc. (2)	52	6,185
Quad/Graphics, Inc.	155	3,229
Quanta Services, Inc. (2)	559	18,671
RR Donnelley & Sons Co.	383	2,206
Safe Bulkers, Inc. (2)	665	2,261
Saia, Inc. (2)	208	16,817
SkyWest, Inc.	241	12,508
Spartan Motors, Inc.	203	3,065
Teledyne Technologies, Inc. (2)	73	14,531
Textron, Inc.	740	48,773
TPI Composites, Inc. (2)	87	2,544
TriMas Corp. (2)	83	2,440
Triton International, Ltd./Bermuda	77	2,361
Union Pacific Corp.	2,171	307,587
United Rentals, Inc. (2)	80	11,810
Universal Forest Products, Inc.	425	15,564
Universal Logistics Holdings, Inc.	364	9,555
Vectrus, Inc. (2)	202	6,226
Vicor Corp. (2)	61	2,657
WESCO International, Inc. (2)	27	1,542
Willis Lease Finance Corp. (2)	20	632
WW Grainger, Inc.	326	100,538
YRC Worldwide, Inc. (2)	33	332
		1,633,489

Information Technology — 10.6%
Accenture PLC	309	50,549
Adobe Systems, Inc. (2)	1,353	329,875
Akamai Technologies, Inc. (2)	96	7,030
Alphabet, Inc. - Class C (2)	487	543,322
Alphabet, Inc. - Class A (2)	17	19,196
American Software, Inc./GA	160	2,331
Amkor Technology, Inc. (2)	1,841	15,814
Apple, Inc.	4,988	923,330
Applied Materials, Inc.	5,595	258,433
ARRIS International PLC (2)	2,020	49,379
Aspen Technology, Inc. (2)	647	60,003
Avnet, Inc.	452	19,386
Blucora, Inc. (2)	110	4,070
Booz Allen Hamilton Holding Corp.	306	13,381
Broadridge Financial Solutions, Inc.	403	46,385
CA, Inc.	3,820	136,183
Cabot Microelectronics Corp.	91	9,788
CACI International, Inc. (2)	82	13,821
Care.com, Inc. (2)	8	167

The accompanying notes are an integral part of these financial statements.

Page 46	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
CDW Corp./DE	753	60,835
Ciena Corp. (2)	938	24,866
Cisco Systems, Inc.	9,638	414,723
Citrix Systems, Inc. (2)	1,578	165,438
Comtech Telecommunications Corp.	221	7,045
Daktronics, Inc.	222	1,889
DHI Group, Inc. (2)	406	954
DXC Technology Co.	1,683	135,667
Electro Scientific Industries, Inc. (2)	51	804
ePlus, Inc. (2)	35	3,294
Etsy, Inc. (2)	225	9,493
F5 Networks, Inc. (2)	487	83,983
Facebook, Inc. (2)	2,314	449,656
Fair Isaac Corp. (2)	67	12,952
First Solar, Inc. (2)	134	7,056
Five9, Inc. (2)	120	4,148
FLIR Systems, Inc.	173	8,991
Fortinet, Inc. (2)	744	46,448
Hackett Group, Inc./The	61	980
Hewlett Packard Enterprise Co.	3,772	55,109
HP, Inc.	10,664	241,966
Immersion Corp. (2)	157	2,424
Insight Enterprises, Inc. (2)	148	7,242
Intel Corp.	6,241	310,240
InterDigital, Inc./PA	283	22,895
Intuit, Inc.	1,281	261,715
IPG Photonics Corp. (2)	124	27,358
Jabil, Inc.	1,104	30,537
Juniper Networks, Inc.	3,400	93,228
KLA-Tencor Corp.	83	8,510
Lam Research Corp.	1,251	216,235
Limelight Networks, Inc. (2)	187	836
LivePerson, Inc. (2)	109	2,300
Mastercard, Inc.	1,634	321,114
Micron Technology, Inc. (2)	5,090	266,920
Microsoft Corp.	7,851	774,187
MKS Instruments, Inc.	195	18,662
Nanometrics, Inc. (2)	200	7,082
NETGEAR, Inc. (2)	35	2,188
New Relic, Inc. (2)	30	3,018
Novanta, Inc. (2)	61	3,800
Nutanix, Inc. (2)	148	7,632
NVIDIA Corp.	940	222,686
Oclaro, Inc. (2)	59	527
ON Semiconductor Corp. (2)	2,178	48,428
OneSpan, Inc. (2)	5	98
Oracle Corp.	3,464	152,624
PC Connection, Inc.	129	4,283
Perficient, Inc. (2)	64	1,688
Plantronics, Inc.	31	2,364
Progress Software Corp.	253	9,821
QuinStreet, Inc. (2)	105	1,334
Red Hat, Inc. (2)	1,517	203,839
RingCentral, Inc. (2)	250	17,588
Rosetta Stone, Inc. (2)	568	9,105
Rudolph Technologies, Inc. (2)	205	6,068
SMART Global Holdings, Inc. (2)	41	1,307
Stamps.com, Inc. (2)	14	3,543
Syntel, Inc. (2)	385	12,355
Tech Data Corp. (2)	202	16,588
TechTarget, Inc. (2)	119	3,380
Texas Instruments, Inc.	2,864	315,756
Twilio, Inc. (2)	107	5,994
Unisys Corp. (2)	395	5,096
Varonis Systems, Inc. (2)	106	7,897
Vishay Precision Group, Inc. (2)	59	2,251
Western Digital Corp.	507	39,247
Xcerra Corp. (2)	1,057	14,766
Xerox Corp. (2)	527	12,648
Xilinx, Inc.	157	10,246
XO Group, Inc. (2)	134	4,288
Zebra Technologies Corp. (2)	161	23,063
		7,785,741

Materials — 1.0%
AdvanSix, Inc. (2)	124	4,542
Alcoa Corp. (2)	203	9,517
Chemours Co./The	563	24,975
Eagle Materials, Inc.	218	22,883
Eastman Chemical Co.	1,131	113,055
Freeport-McMoRan, Inc.	2,875	49,623
Gold Resource Corp.	230	1,516
Huntsman Corp.	318	9,286
Kraton Corp. (2)	212	9,782
Kronos Worldwide, Inc.	447	10,071
Louisiana-Pacific Corp.	696	18,945
LyondellBasell Industries NV	2,208	242,549
Olin Corp.	24	689
Rayonier Advanced Materials, Inc.	29	496
Reliance Steel & Aluminum Co.	485	42,457
Ryerson Holding Corp. (2)	101	1,126
Schweitzer-Mauduit International, Inc.	9	393
Steel Dynamics, Inc.	1,240	56,978
SunCoke Energy, Inc. (2)	123	1,648

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 47

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Tredegar Corp.	209	4,912
Trinseo SA	366	25,968
United States Steel Corp.	290	10,078
Valhi, Inc.	125	595
Westlake Chemical Corp.	569	61,241
		723,325

Real Estate Investment Trust — 1.4%
CareTrust REIT, Inc.	338	5,641
Cedar Realty Trust, Inc.	76	359
Chesapeake Lodging Trust	267	8,448
CoreCivic, Inc.	701	16,747
CubeSmart	2,875	92,633
Essex Property Trust, Inc.	922	220,423
Front Yard Residential Corp.	326	3,397
GEO Group, Inc./The	402	11,071
Gladstone Commercial Corp.	195	3,748
Hersha Hospitality Trust	578	12,398
Host Hotels & Resorts, Inc.	5,073	106,888
Lamar Advertising Co.	194	13,252
LaSalle Hotel Properties	113	3,868
Pebblebrook Hotel Trust	401	15,559
Pennsylvania Real Estate Investment Trust	202	2,220
PotlatchDeltic Corp.	323	16,425
PS Business Parks, Inc.	175	22,488
Public Storage	423	95,962
Rafael Holdings, Inc. (2)	28	257
RAIT Financial Trust	514	50
Rayonier, Inc.	318	12,303
Retail Properties of America, Inc.	2,273	29,049
Simon Property Group, Inc.	1,511	257,157
Spirit Realty Capital, Inc.	1,634	13,121
Tanger Factory Outlet Centers, Inc.	76	1,785
Tier REIT, Inc.	536	12,746
UMH Properties, Inc.	2	31
Urstadt Biddle Properties, Inc.	470	10,636
Ventas, Inc.	903	51,426
		1,040,088

Telecommunication Services — 0.5%
AT&T, Inc.	1,326	42,578
Frontier Communications Corp.	56	300
Intelsat SA (2)	95	1,583
Telephone & Data Systems, Inc.	132	3,619
Verizon Communications, Inc.	7,020	353,176
Vonage Holdings Corp. (2)	52	670
		401,926

Utilities — 1.3%
AES Corp./VA	3,672	49,242
CenterPoint Energy, Inc.	4,142	114,775
Consolidated Water Co., Ltd.	180	2,322
Exelon Corp.	5,920	252,192
MDU Resources Group, Inc.	1,807	51,825
NextEra Energy, Inc.	1,692	282,615
UGI Corp.	3,235	168,446
Vistra Energy Corp. (2)	1,577	37,299
		958,716

Total Common Stocks (Cost $25,191,881)		27,706,538

Registered Investment Companies — 35.8%
Baird Core Plus Bond Fund - Class I	43,522	473,085
DoubleLine Total Return Bond Fund - Class I	45,323	472,268
Frost Total Return Bond Fund - Class I	45,892	472,231
Goldman Sachs Emerging Markets Equity Insights Fund - Class I	177,977	1,779,767
Guggenheim Total Return Bond Fund - Class I	17,542	471,878
iShares Core MSCI EAFE ETF (9)	247,280	15,670,134
iShares Core MSCI Emerging Markets ETF (9)	61,482	3,228,420
iShares Core U.S. Aggregate Bond ETF (9)	4,523	480,885
iShares iBoxx $ High Yield Corporate Bond ETF (3)(9)	3,708	315,477
JPMorgan Core Plus Bond Fund - Class L	34,322	275,951
Lord Abbett High Yield Fund - Class I	48,926	363,521
PGIM Total Return Bond Fund - Class R6	22,090	311,253
PIMCO Investment Grade Corporate Bond Fund - Class I	12,848	129,254
Pioneer Bond Fund - Class Y	50,675	474,826
SPDR Bloomberg Barclays High Yield Bond ETF (9)	8,848	313,927
TCW Emerging Markets Income Fund - Class I	77,944	612,642
Vanguard Intermediate-Term Corporate Bond ETF (9)	4,280	357,466
Vanguard Total Bond Market ETF (9)	3,401	269,324
Total Registered Investment Companies (Cost $24,062,425)		26,472,309

The accompanying notes are an integral part of these financial statements.

Page 48	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Money Market Registered Investment Companies — 20.4%
Morgan Stanley Government Institutional Fund, 1.81% (4)	314,029	314,029
Meeder Institutional Prime Money Market Fund, 1.96% (5)	14,792,202	14,792,202
Total Money Market Registered Investment Companies (Cost $15,104,086)		15,106,231

Bank Obligations — 1.7%
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,219	249,219
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,223	249,223
Pacific Mercantile Bank Deposit Account, 1.83%, 7/2/2018 (6)	249,317	249,317
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,267	249,267
Total Bank Obligations (Cost $1,246,208)		1,246,208

U.S. Government Obligations — 2.7%
U.S. Treasury Note, 2.25%, due 11/15/2025	937,000	901,167
U.S. Treasury Note, 1.88%, due 12/31/2019	193,000	191,274
U.S. Treasury Note, 2.13%, due 12/31/2022	915,000	892,017
Total U.S. Government Obligations (Cost $2,010,870)		1,984,458
Total Investments — 98.1% (Cost $67,615,470)		72,515,744
Other Assets less Liabilities — 1.9%		1,389,920
Total Net Assets — 100.0%		73,905,664

Trustee Deferred Compensation (7)
Meeder Aggressive Allocation Fund	3,202	34,069
Meeder Balanced Fund	1,639	18,947
Meeder Dynamic Allocation Fund	1,124	12,274
Meeder Muirfield Fund	1,637	12,441
Meeder Conservative Allocation Fund	455	10,078
Total Trustee Deferred Compensation (Cost $77,101)		87,809

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	107	9/21/2018	10,461,390	(345,922)
Mini MSCI Emerging Markets Index Futures	25	9/21/2018	1,329,125	(83,139)
Russell 2000 Mini Index Futures	6	9/21/2018	494,250	(8,669)
Standard & Poors 500 Mini Futures	27	9/21/2018	3,674,160	(75,874)
E-mini Standard & Poors MidCap 400 Futures	5	9/21/2018	978,050	(18,617)
Total Futures Contracts	170		16,936,975	(532,221)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$69,285,078	$(532,221)
Level 2 - Other Significant Observable Inputs	3,230,666	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$72,515,744	$(532,221)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 49

Schedule of Investments
June 30, 2018 (unaudited)

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

Page 50	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 48.8%
Consumer Discretionary — 5.6%
Amazon.com, Inc. (2)	2,488	4,229,102
AMC Networks, Inc. (2)	1,737	108,041
American Axle & Manufacturing Holdings, Inc. (2)	1,400	21,784
Bed Bath & Beyond, Inc.	5,258	104,766
Best Buy Co., Inc.	2,689	200,546
Big Lots, Inc.	1,249	52,183
Bloomin' Brands, Inc.	5,367	107,877
Booking Holdings, Inc. (2)	465	942,597
Build-A-Bear Workshop, Inc. (2)	922	7,007
Burlington Stores, Inc. (2)	991	149,175
Cambium Learning Group, Inc. (2)	376	4,192
Carter's, Inc.	287	31,108
Chico's FAS, Inc.	714	5,812
Comcast Corp.	28,435	932,952
Cooper-Standard Holdings, Inc. (2)	101	13,198
Crocs, Inc. (2)	1,465	25,799
Deckers Outdoor Corp. (2)	474	53,510
Dollar General Corp.	4,267	420,726
Dollar Tree, Inc. (2)	1,875	159,375
Entravision Communications Corp.	1,251	6,255
Foot Locker, Inc.	1,191	62,706
Ford Motor Co.	90,316	999,798
Gannett Co., Inc.	3,237	34,636
General Motors Co.	6,189	243,847
Gentex Corp.	11,883	273,547
Grand Canyon Education, Inc. (2)	1,191	132,928
Home Depot, Inc./The	3,154	615,345
John Wiley & Sons, Inc.	5,178	323,107
Kohl's Corp.	2,152	156,881
Las Vegas Sands Corp.	4,215	321,857
La-Z-Boy, Inc.	521	15,943
Lear Corp.	4,206	781,517
Liberty Expedia Holdings, Inc. (2)	7,231	317,730
Liberty Media Corp-Liberty SiriusXM (2)	4,699	213,147
Lululemon Athletica, Inc. (2)	1,651	206,127
Macy's, Inc.	4,201	157,243
Michael Kors Holdings, Ltd. (2)	4,922	327,805
National CineMedia, Inc.	2,012	16,901
Netflix, Inc. (2)	2,560	1,002,061
New Media Investment Group, Inc.	10,963	202,596
Nexstar Media Group, Inc.	160	11,744
NVR, Inc. (2)	101	300,005
Penn National Gaming, Inc. (2)	2,328	78,198
Pinnacle Entertainment, Inc. (2)	10,775	363,441
PulteGroup, Inc.	8,701	250,154
Qurate Retail, Inc. (2)	1,715	36,392
Ralph Lauren Corp.	310	38,973
RH (2)	142	19,837
Ross Stores, Inc.	4,906	415,784
Shutterfly, Inc. (2)	889	80,037
Stoneridge, Inc. (2)	1,086	38,162
Target Corp.	6,514	495,846
Taylor Morrison Home Corp. (2)	5,922	123,059
Tenneco, Inc.	2,515	110,559
TJX Cos., Inc./The	3,435	326,943
TopBuild Corp. (2)	1,277	100,040
Tower International, Inc.	294	9,349
tronc, Inc. (2)	1,229	21,237
Twenty-First Century Fox, Inc. - Class B	1,146	56,463
Twenty-First Century Fox, Inc. - Class A	6,771	336,451
Viacom, Inc.	2,548	76,848
Walt Disney Co./The	8,659	907,550
World Wrestling Entertainment, Inc.	466	33,934
Wyndham Destinations, Inc.	7,936	351,327
		18,564,060

Consumer Staples — 1.4%
Conagra Brands, Inc.	12,619	450,877
Dr Pepper Snapple Group, Inc.	259	31,598
Flowers Foods, Inc.	3,433	71,509
Herbalife Nutrition, Ltd. (2)	3,501	188,074
Kroger Co./The	5,604	159,434
Lamb Weston Holdings, Inc.	3,798	260,201
Medifast, Inc.	96	15,375
Molson Coors Brewing Co.	4,235	288,149
Performance Food Group Co. (2)	1,790	65,693
Tyson Foods, Inc.	14,745	1,015,193
US Foods Holding Corp. (2)	3,936	148,860
USANA Health Sciences, Inc. (2)	1,395	160,844
Village Super Market, Inc.	101	2,975
Walgreens Boots Alliance, Inc.	8,516	511,088
Walmart, Inc.	14,400	1,233,360
		4,603,230

Energy — 3.5%
Adams Resources & Energy, Inc.	116	4,988
Anadarko Petroleum Corp.	9,114	667,601
Andeavor	3,092	405,609
Arch Coal, Inc.	1,054	82,665
Bonanza Creek Energy, Inc. (2)	130	4,923

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 51

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Cactus, Inc. (2)	4,263	144,047
California Resources Corp. (2)	414	18,812
Chevron Corp.	11,029	1,394,396
ConocoPhillips	15,920	1,108,350
CONSOL Energy, Inc. (2)	762	29,223
Continental Resources, Inc./OK (2)	2,323	150,437
CVR Energy, Inc.	1,450	53,636
Delek US Holdings, Inc.	2,340	117,398
Denbury Resources, Inc. (2)	2,403	11,558
Energen Corp. (2)	3,662	266,667
EOG Resources, Inc.	2,481	308,711
Evolution Petroleum Corp.	2,943	28,989
Exxon Mobil Corp.	26,565	2,197,722
FTS International, Inc. (2)	8,786	125,113
Hallador Energy Co.	3,155	22,527
HollyFrontier Corp.	2,989	204,537
Keane Group, Inc. (2)	410	5,605
Liberty Oilfield Services, Inc. (2)	3,481	65,164
Mammoth Energy Services, Inc. (2)	809	27,474
Marathon Oil Corp.	10,072	210,102
Marathon Petroleum Corp.	6,907	484,595
Matrix Service Co. (2)	2,025	37,159
Midstates Petroleum Co., Inc. (2)	143	1,946
Occidental Petroleum Corp.	9,684	810,357
Overseas Shipholding Group, Inc. (2)	4,166	16,164
Par Pacific Holdings, Inc. (2)	236	4,102
PBF Energy, Inc.	4,729	198,287
Peabody Energy Corp.	2,690	122,341
PHI, Inc. (2)	276	2,807
Phillips 66	11,060	1,242,149
Renewable Energy Group, Inc. (2)	2,131	38,038
SilverBow Resources, Inc. (2)	589	17,010
Valero Energy Corp.	9,369	1,038,366
W&T Offshore, Inc. (2)	6,328	45,245
Whiting Petroleum Corp. (2)	493	25,991
WildHorse Resource Development Corp. (2)	1,243	31,522
World Fuel Services Corp.	988	20,165
		11,792,498

Financials — 7.0%
Aflac, Inc.	6,886	296,236
American Equity Investment Life Holding Co.	669	24,084
Bancorp, Inc./The (2)	4,534	47,426
Bank of America Corp.	82,999	2,339,742
Bank of NT Butterfield & Son, Ltd./The	4,970	227,228
BankUnited, Inc.	12,726	519,857
BB&T Corp.	28,650	1,445,106
Berkshire Hathaway, Inc. (2)	17,806	3,323,490
Cannae Holdings, Inc. (2)	5,682	105,401
Charter Financial Corp./MD	700	16,905
Cherry Hill Mortgage Investment Corp.	841	15,020
CIT Group, Inc.	60	3,025
Citizens Financial Group, Inc.	6,847	266,348
Comerica, Inc.	2,204	200,388
Cullen/Frost Bankers, Inc.	1,682	182,060
Curo Group Holdings Corp. (2)	109	2,720
Enova International, Inc. (2)	642	23,465
Evercore, Inc.	2,145	226,190
Fifth Third Bancorp	31,353	899,831
First American Financial Corp.	11,264	582,574
First BanCorp/Puerto Rico (2)	7,305	55,883
FirstCash, Inc.	2,966	266,495
Genworth Financial, Inc. (2)	2,894	13,023
Hamilton Lane, Inc.	1,051	50,416
Hanover Insurance Group, Inc./The	366	43,759
Huntington Bancshares, Inc./OH	15,435	227,821
Independence Holding Co.	139	4,622
Infinity Property & Casualty Corp.	557	79,289
Interactive Brokers Group, Inc.	1,665	107,243
JPMorgan Chase & Co.	19,161	1,996,576
Ladder Capital Corp.	5,094	79,568
Lazard, Ltd.	206	10,075
LPL Financial Holdings, Inc.	2,206	144,581
MB Financial, Inc.	5,501	256,897
Medley Management, Inc. (2)	338	1,200
Morningstar, Inc.	371	47,581
New Residential Investment Corp.	60,511	1,058,337
Northeast Bancorp	43	937
Northrim BanCorp, Inc.	450	17,798
OFG Bancorp	1,558	21,890
Oppenheimer Holdings, Inc.	1,553	43,484
PacWest Bancorp	8,525	421,306
PNC Financial Services Group, Inc./The	8,647	1,168,210
Popular, Inc.	4,330	195,759
Progressive Corp./The	17,944	1,061,388
Prudential Financial, Inc.	7,016	656,066
Pzena Investment Management, Inc.	2,550	23,486
Regions Financial Corp.	41,318	734,634
Stewart Information Services Corp.	1,547	66,629
SunTrust Banks, Inc.	15,968	1,054,207
Sutherland Asset Management Corp.	750	12,188

The accompanying notes are an integral part of these financial statements.

Page 52	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
TCF Financial Corp.	6,723	165,520
Triumph Bancorp, Inc. (2)	2,532	103,179
Umpqua Holdings Corp.	12,171	274,943
Universal Insurance Holdings, Inc.	5,841	205,019
Walker & Dunlop, Inc.	4,610	256,547
Wells Fargo & Co.	29,253	1,621,786
		23,295,438

Healthcare — 8.8%
Abaxis, Inc.	106	8,799
Abbott Laboratories	12,126	739,565
AbbVie, Inc.	11,873	1,100,033
ABIOMED, Inc. (2)	594	242,976
Alexion Pharmaceuticals, Inc. (2)	2,607	323,659
Align Technology, Inc. (2)	1,203	411,594
AMAG Pharmaceuticals, Inc. (2)	1,851	36,095
Amgen, Inc.	6,751	1,246,167
Amphastar Pharmaceuticals, Inc. (2)	1,808	27,590
AnaptysBio, Inc. (2)	52	3,694
Anthem, Inc.	4,535	1,079,466
Arena Pharmaceuticals, Inc. (2)	477	20,797
Atara Biotherapeutics, Inc. (2)	184	6,762
AxoGen, Inc. (2)	436	21,909
Baxter International, Inc.	8,180	604,011
Biogen, Inc. (2)	2,800	812,672
Bio-Rad Laboratories, Inc. (2)	634	182,934
Boston Scientific Corp. (2)	1,517	49,606
Bristol-Myers Squibb Co.	8,861	490,368
Bruker Corp.	1,011	29,359
Cantel Medical Corp.	488	48,000
Cardinal Health, Inc.	9,725	474,872
Catalent, Inc. (2)	6,368	266,756
Catalyst Pharmaceuticals, Inc. (2)	3,256	10,159
Celcuity, Inc. (2)	180	4,468
Celgene Corp. (2)	1,316	104,517
Centene Corp. (2)	4,072	501,711
Cerner Corp. (2)	16,191	968,060
Chemed Corp.	883	284,158
ChemoCentryx, Inc. (2)	1,619	21,322
Cigna Corp.	1,247	211,928
Collegium Pharmaceutical, Inc. (2)	568	13,547
Concert Pharmaceuticals, Inc. (2)	1,586	26,692
CONMED Corp.	577	42,236
Cutera, Inc. (2)	88	3,546
CytomX Therapeutics, Inc. (2)	440	10,058
Danaher Corp.	6,328	624,447
Eagle Pharmaceuticals, Inc./DE (2)	341	25,800
Eli Lilly & Co.	4,931	420,762
Emergent BioSolutions, Inc. (2)	3,817	192,720
Enanta Pharmaceuticals, Inc. (2)	242	28,048
Encompass Health Corp.	907	61,422
Exelixis, Inc. (2)	2,990	64,345
Express Scripts Holding Co. (2)	10,300	795,263
Fate Therapeutics, Inc. (2)	272	3,084
Foundation Medicine, Inc. (2)	15	2,051
G1 Therapeutics, Inc. (2)	485	21,078
Genomic Health, Inc. (2)	1,657	83,513
Gilead Sciences, Inc.	15,718	1,113,463
Globus Medical, Inc. (2)	5,855	295,443
Haemonetics Corp. (2)	2,529	226,801
Halozyme Therapeutics, Inc. (2)	219	3,695
HCA Healthcare, Inc.	10,835	1,111,671
Hill-Rom Holdings, Inc.	2,670	233,198
ICU Medical, Inc. (2)	267	78,405
IDEXX Laboratories, Inc. (2)	435	94,804
Illumina, Inc. (2)	610	170,367
Immunomedics, Inc. (2)	732	17,326
Innovate Biopharmaceuticals, Inc. (2)	35	825
Inogen, Inc. (2)	674	125,586
Integer Holdings Corp. (2)	1,623	104,927
Intersect ENT, Inc. (2)	820	30,709
Intuitive Surgical, Inc. (2)	1,803	862,699
IQVIA Holdings, Inc. (2)	982	98,023
Ironwood Pharmaceuticals, Inc. (2)	907	17,342
Johnson & Johnson	14,664	1,779,330
Kindred Biosciences, Inc. (2)	473	5,037
Loxo Oncology, Inc. (2)	264	45,799
Luminex Corp.	2,336	68,982
Madrigal Pharmaceuticals, Inc. (2)	64	17,900
Masimo Corp. (2)	1,426	139,249
McKesson Corp.	2,419	322,695
Medtronic PLC	16,484	1,411,195
Merck & Co., Inc.	19,662	1,193,483
Momenta Pharmaceuticals, Inc. (2)	1,724	35,256
Mylan NV (2)	11,009	397,865
Myriad Genetics, Inc. (2)	1,383	51,683
Nektar Therapeutics (2)	1,391	67,923
Orthofix International NV (2)	3,427	194,722
PDL BioPharma, Inc. (2)	11,015	25,775
Perrigo Co. PLC	357	26,029
Pfizer, Inc.	48,924	1,774,963
Phibro Animal Health Corp.	675	31,084

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 53

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Pieris Pharmaceuticals, Inc. (2)	921	4,669
Premier, Inc. (2)	10,407	378,607
Providence Service Corp./The (2)	132	10,369
PTC Therapeutics, Inc. (2)	616	20,778
Quality Systems, Inc. (2)	898	17,511
RadNet, Inc. (2)	112	1,680
Recro Pharma, Inc. (2)	736	3,695
Regeneron Pharmaceuticals, Inc. (2)	516	178,015
REGENXBIO, Inc. (2)	268	19,229
Sage Therapeutics, Inc. (2)	460	72,004
Spectrum Pharmaceuticals, Inc. (2)	1,013	21,232
STAAR Surgical Co. (2)	353	10,943
STERIS PLC	1,539	161,610
Tabula Rasa HealthCare, Inc. (2)	564	36,000
Triple-S Management Corp. (2)	1,746	68,199
United Therapeutics Corp. (2)	1,765	199,710
UnitedHealth Group, Inc.	6,589	1,616,545
Universal Health Services, Inc.	322	35,884
Vanda Pharmaceuticals, Inc. (2)	798	15,202
Veracyte, Inc. (2)	1,530	14,290
Vertex Pharmaceuticals, Inc. (2)	3,974	675,421
WellCare Health Plans, Inc. (2)	550	135,432
Xencor, Inc. (2)	706	26,129
Zoetis, Inc.	6,538	556,972
		29,206,999

Industrials — 2.9%
Allison Transmission Holdings, Inc.	13,317	539,205
ArcBest Corp.	883	40,353
Atkore International Group, Inc. (2)	3,740	77,680
Boeing Co./The	5,533	1,856,377
Casella Waste Systems, Inc. (2)	1,698	43,486
Comfort Systems USA, Inc.	987	45,205
Copart, Inc. (2)	9,058	512,320
Covenant Transportation Group, Inc. (2)	1,553	48,920
CSX Corp.	4,350	277,443
Cummins, Inc.	218	28,994
Curtiss-Wright Corp.	1,225	145,800
EMCOR Group, Inc.	3,675	279,962
FTI Consulting, Inc. (2)	1,793	108,441
Genco Shipping & Trading, Ltd. (2)	1,432	22,196
Global Brass & Copper Holdings, Inc.	643	20,158
Huntington Ingalls Industries, Inc.	1,709	370,494
Hurco Cos., Inc.	123	5,504
ICF International, Inc.	248	17,620
Kaman Corp.	1,020	71,084
KBR, Inc.	2,857	51,197
Kelly Services, Inc.	1,069	23,999
Kforce, Inc.	931	31,933
ManpowerGroup, Inc.	1,761	151,552
Matson, Inc.	873	33,506
McGrath RentCorp	2,490	157,542
Miller Industries, Inc./TN	579	14,793
MSC Industrial Direct Co., Inc.	1,017	86,292
MYR Group, Inc. (2)	1,191	42,233
Navigant Consulting, Inc. (2)	2,630	58,228
Nexeo Solutions, Inc. (2)	187	1,707
Norfolk Southern Corp.	3,626	547,055
Old Dominion Freight Line, Inc.	1,013	150,896
Oshkosh Corp.	316	22,221
PACCAR, Inc.	355	21,996
Park-Ohio Holdings Corp.	89	3,320
Pitney Bowes, Inc.	5,121	43,887
Proto Labs, Inc. (2)	548	65,185
Quad/Graphics, Inc.	2,061	42,931
Quanta Services, Inc. (2)	7,062	235,871
RR Donnelley & Sons Co.	600	3,456
Saia, Inc. (2)	1,178	95,241
SkyWest, Inc.	1,205	62,540
Systemax, Inc.	509	17,474
Teledyne Technologies, Inc. (2)	803	159,845
Textron, Inc.	4,101	270,297
Union Pacific Corp.	9,751	1,381,522
United Continental Holdings, Inc. (2)	319	22,244
United Rentals, Inc. (2)	2,087	308,083
Universal Logistics Holdings, Inc.	1,130	29,663
Vectrus, Inc. (2)	1,502	46,292
Vicor Corp. (2)	139	6,053
Waste Management, Inc.	4,677	380,427
WESCO International, Inc. (2)	167	9,536
WW Grainger, Inc.	1,830	564,372
		9,654,631

Information Technology — 13.3%
Accenture PLC	8,320	1,361,069
Adobe Systems, Inc. (2)	5,013	1,222,220
Alphabet, Inc. - Class C (2)	2,399	2,676,444
Alphabet, Inc. - Class A (2)	565	637,992
Apple, Inc.	29,640	5,486,660
Applied Materials, Inc.	11,987	553,680
ARRIS International PLC (2)	21,183	517,818
Aspen Technology, Inc. (2)	5,768	534,924

The accompanying notes are an integral part of these financial statements.

Page 54	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Avnet, Inc.	7,377	316,400
Blucora, Inc. (2)	581	21,497
Booz Allen Hamilton Holding Corp.	8,271	361,691
Broadcom, Inc.	29	7,037
Broadridge Financial Solutions, Inc.	2,941	338,509
CA, Inc.	24,355	868,256
CACI International, Inc. (2)	1,420	239,341
CDW Corp./DE	3,198	258,366
Ciena Corp. (2)	7,521	199,382
Cisco Systems, Inc.	50,267	2,162,989
Citrix Systems, Inc. (2)	11,742	1,231,031
Comtech Telecommunications Corp.	2,398	76,448
DXC Technology Co.	7,192	579,747
Electro Scientific Industries, Inc. (2)	827	13,042
Electronic Arts, Inc. (2)	3,414	481,442
Etsy, Inc. (2)	1,684	71,048
F5 Networks, Inc. (2)	2,881	496,828
Facebook, Inc. (2)	13,998	2,720,091
FLIR Systems, Inc.	1,489	77,383
Fortinet, Inc. (2)	5,738	358,223
GrubHub, Inc. (2)	189	19,828
Hewlett Packard Enterprise Co.	18,433	269,306
HP, Inc.	52,067	1,181,400
Immersion Corp. (2)	1,373	21,199
Insight Enterprises, Inc. (2)	731	35,768
Intel Corp.	36,012	1,790,157
InterDigital, Inc./PA	1,578	127,660
International Business Machines Corp.	10,662	1,489,481
Intuit, Inc.	5,409	1,105,086
IPG Photonics Corp. (2)	684	150,911
Jabil, Inc.	11,301	312,586
Juniper Networks, Inc.	13,946	382,399
Lam Research Corp.	3,201	553,293
Mastercard, Inc.	9,424	1,852,004
Micron Technology, Inc. (2)	9,431	494,562
Microsoft Corp.	47,344	4,668,490
MKS Instruments, Inc.	209	20,001
Nanometrics, Inc. (2)	361	12,783
NETGEAR, Inc. (2)	42	2,625
NVIDIA Corp.	4,393	1,040,702
ON Semiconductor Corp. (2)	16,761	372,681
Oracle Corp.	27,054	1,191,999
QuinStreet, Inc. (2)	817	10,376
Red Hat, Inc. (2)	3,480	467,608
RingCentral, Inc. (2)	1,792	126,067
Rosetta Stone, Inc. (2)	7,268	116,506
Syntel, Inc. (2)	6,170	197,995
Tech Data Corp. (2)	2,195	180,253
TechTarget, Inc. (2)	703	19,965
Texas Instruments, Inc.	13,475	1,485,619
Unisys Corp. (2)	614	7,921
Western Digital Corp.	3,176	245,854
Xcerra Corp. (2)	10,194	142,410
Xerox Corp. (2)	6,993	167,832
Zebra Technologies Corp. (2)	1,085	155,426
		44,288,311

Materials — 1.4%
AdvanSix, Inc. (2)	1,040	38,095
Chemours Co./The	6,741	299,031
Eagle Materials, Inc.	487	51,120
Eastman Chemical Co.	8,270	826,669
Freeport-McMoRan, Inc.	14,693	253,601
Gold Resource Corp.	5,204	34,294
Huntsman Corp.	9,788	285,810
Kraton Corp. (2)	1,808	83,421
Kronos Worldwide, Inc.	3,894	87,732
Louisiana-Pacific Corp.	8,144	221,680
LyondellBasell Industries NV	10,025	1,101,246
Olin Corp.	162	4,653
Packaging Corp. of America	229	25,600
Reliance Steel & Aluminum Co.	3,531	309,104
Ryerson Holding Corp. (2)	140	1,561
Schweitzer-Mauduit International, Inc.	393	17,182
Steel Dynamics, Inc.	5,791	266,096
SunCoke Energy, Inc. (2)	414	5,548
Tredegar Corp.	661	15,534
Trinseo SA	5,123	363,477
United States Steel Corp.	689	23,943
Verso Corp. (2)	354	7,703
Warrior Met Coal, Inc.	543	14,971
Westlake Chemical Corp.	3,523	379,180
Worthington Industries, Inc.	768	32,233
		4,749,484

Real Estate Investment Trust — 1.8%
American Tower Corp.	3,089	445,341
CoreCivic, Inc.	2,764	66,032
CubeSmart	13,438	432,972
Essex Property Trust, Inc.	4,645	1,110,480
GEO Group, Inc./The	3,158	86,971
Hersha Hospitality Trust	4,723	101,308

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 55

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Host Hotels & Resorts, Inc.	18,342	386,466
Lamar Advertising Co.	2,414	164,900
LaSalle Hotel Properties	640	21,907
PotlatchDeltic Corp.	227	11,543
PS Business Parks, Inc.	543	69,776
Public Storage	3,352	760,435
Rayonier, Inc.	6,357	245,952
Retail Properties of America, Inc.	10,260	131,123
Simon Property Group, Inc.	8,810	1,499,374
Tier REIT, Inc.	4,020	95,596
Ventas, Inc.	9,689	551,789
		6,181,965

Telecommunication Services — 1.0%
AT&T, Inc.	34,384	1,104,070
Intelsat SA (2)	712	11,862
Telephone & Data Systems, Inc.	2,627	72,032
T-Mobile US, Inc. (2)	1,153	68,892
United States Cellular Corp. (2)	88	3,260
Verizon Communications, Inc.	43,838	2,205,490
Vonage Holdings Corp. (2)	2,958	38,129
		3,503,735

Utilities — 2.1%
AES Corp./VA	30,067	403,198
CenterPoint Energy, Inc.	42,984	1,191,087
Exelon Corp.	34,507	1,469,998
MDU Resources Group, Inc.	28,166	807,801
NextEra Energy, Inc.	10,064	1,680,990
Public Service Enterprise Group, Inc.	2,610	141,305
UGI Corp.	24,465	1,273,893
Vistra Energy Corp. (2)	7,241	171,320
		7,139,592

Total Common Stocks (Cost $148,654,742)		162,979,943

Registered Investment Companies — 22.8%
Baird Core Plus Bond Fund - Class I	568,992	6,184,942
DoubleLine Total Return Bond Fund - Class I	593,401	6,183,233
Frost Total Return Bond Fund - Class I	600,416	6,178,280
Guggenheim Total Return Bond Fund - Class I	230,394	6,197,589
iShares Core U.S. Aggregate Bond ETF (8)	59,159	6,289,785
iShares iBoxx $ High Yield Corporate Bond ETF (3)(8)	48,035	4,086,818
JPMorgan Core Plus Bond Fund - Class L	449,161	3,611,251
Lord Abbett High Yield Fund - Class I	692,466	5,145,024
PGIM Total Return Bond Fund - Class R6	295,264	4,160,269
PIMCO Investment Grade Corporate Bond Fund - Class I	173,211	1,742,505
Pioneer Bond Fund - Class Y	660,590	6,189,730
SPDR Bloomberg Barclays High Yield Bond ETF (8)	114,737	4,070,869
TCW Emerging Markets Income Fund - Class I	1,034,125	8,128,219
Vanguard Intermediate-Term Corporate Bond ETF (8)	55,401	4,627,092
Vanguard Total Bond Market ETF (8)	44,469	3,521,500
Total Registered Investment Companies (Cost $77,383,942)		76,317,106

Money Market Registered Investment Companies — 20.3%
Morgan Stanley Government Institutional Fund, 1.81% (4)	4,178,336	4,178,336
Meeder Institutional Prime Money Market Fund, 1.96% (5)	63,847,242	63,847,242
Total Money Market Registered Investment Companies (Cost $68,017,444)		68,025,578

Bank Obligations — 0.4%
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,219	249,219
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,223	249,223
Pacific Mercantile Bank Deposit Account, 1.83%, 7/2/2018 (6)	249,317	249,317
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,267	249,267
Total Bank Obligations (Cost $1,246,208)		1,246,208

The accompanying notes are an integral part of these financial statements.

Page 56	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
U.S. Government Obligations — 7.9%
U.S. Treasury Note, 2.25%, due 11/15/2025	12,377,000	11,903,676
U.S. Treasury Note, 1.88%, due 12/31/2019	2,651,000	2,627,286
U.S. Treasury Note, 2.13%, due 12/31/2022	12,168,000	11,862,374
Total U.S. Government Obligations (Cost $26,685,175)		26,393,336
Total Investments — 100.2% (Cost $321,987,511)		334,962,171
Liabilities less Other Assets — (0.2%)		(584,301)
Total Net Assets — 100.0%		334,377,870

Trustee Deferred Compensation (7)
Meeder Aggressive Allocation Fund	4,319	45,954
Meeder Balanced Fund	2,240	25,894
Meeder Dynamic Allocation Fund	1,522	16,620
Meeder Muirfield Fund	2,469	18,764
Meeder Conservative Allocation Fund	629	13,932
Total Trustee Deferred Compensation (Cost $107,904)		121,164

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	179	9/21/2018	17,500,830	(529,459)
Mini MSCI Emerging Markets Index Futures	73	9/21/2018	3,881,045	(209,393)
Russell 2000 Mini Index Futures	40	9/21/2018	3,295,000	(72,007)
Standard & Poors 500 Mini Futures	158	9/21/2018	21,500,640	(152,055)
E-mini Standard & Poors MidCap 400 Futures	37	9/21/2018	7,237,570	(156,805)
Total Futures Contracts	487		53,415,085	(1,119,719)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$307,322,627	$(1,119,719)
Level 2 - Other Significant Observable Inputs	27,639,544	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$334,962,171	$(1,119,719)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Exchange-traded fund.
(9)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 57

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 32.0%
Consumer Discretionary — 3.4%
1-800-Flowers.com, Inc. (2)	418	5,246
Abercrombie & Fitch Co.	119	2,913
Amazon.com, Inc. (2)	705	1,198,359
AMC Networks, Inc. (2)	301	18,722
American Axle & Manufacturing Holdings, Inc. (2)	159	2,474
American Eagle Outfitters, Inc.	485	11,276
American Public Education, Inc. (2)	131	5,515
Ascent Capital Group, Inc. (2)	257	722
Bassett Furniture Industries, Inc.	182	5,014
Bed Bath & Beyond, Inc.	116	2,311
Best Buy Co., Inc.	1,354	100,981
Big Lots, Inc.	93	3,886
Bloomin' Brands, Inc.	989	19,879
Booking Holdings, Inc. (2)	200	405,418
Bridgepoint Education, Inc. (2)	97	633
Burlington Stores, Inc. (2)	171	25,741
Cambium Learning Group, Inc. (2)	389	4,337
Capella Education Co.	7	691
Cavco Industries, Inc. (2)	3	623
Chico's FAS, Inc.	651	5,299
Churchill Downs, Inc.	2	593
Citi Trends, Inc.	69	1,893
Comcast Corp.	2,468	80,975
Cooper-Standard Holdings, Inc. (2)	9	1,176
Crocs, Inc. (2)	185	3,258
Deckers Outdoor Corp. (2)	139	15,692
Dollar General Corp.	2,178	214,751
Entravision Communications Corp.	244	1,220
Foot Locker, Inc.	191	10,056
Ford Motor Co.	37,462	414,704
GameStop Corp.	263	3,832
Gannett Co., Inc.	862	9,223
Gentex Corp.	1,576	36,280
Grand Canyon Education, Inc. (2)	375	41,854
Groupon, Inc. (2)	118	507
Hibbett Sports, Inc. (2)	166	3,801
Home Depot, Inc./The	151	29,460
J Alexander's Holdings, Inc. (2)	328	3,657
John Wiley & Sons, Inc.	553	34,507
Kohl's Corp.	346	25,223
Las Vegas Sands Corp.	512	39,096
La-Z-Boy, Inc.	430	13,158
Lear Corp.	1,344	249,729
Liberty Expedia Holdings, Inc. (2)	1,049	46,093
Liberty Media Corp-Liberty SiriusXM (2)	450	20,412
Liberty TripAdvisor Holdings, Inc. (2)	176	2,834
Lululemon Athletica, Inc. (2)	437	54,559
Macy's, Inc.	634	23,731
MCBC Holdings, Inc. (2)	128	3,706
MDC Partners, Inc. (2)	210	966
Michael Kors Holdings, Ltd. (2)	865	57,609
National CineMedia, Inc.	569	4,780
Netflix, Inc. (2)	800	313,144
New Media Investment Group, Inc.	892	16,484
Nexstar Media Group, Inc.	18	1,321
Nutrisystem, Inc.	20	770
NVR, Inc. (2)	32	95,051
Office Depot, Inc.	2,372	6,049
Penn National Gaming, Inc. (2)	622	20,893
Pinnacle Entertainment, Inc. (2)	1,154	38,924
PulteGroup, Inc.	1,763	50,686
Qurate Retail, Inc. (2)	368	7,809
RCI Hospitality Holdings, Inc.	63	1,994
RH (2)	11	1,537
Ross Stores, Inc.	3,378	286,286
Shutterfly, Inc. (2)	204	18,366
Speedway Motorsports, Inc.	318	5,520
Stoneridge, Inc. (2)	37	1,300
Tailored Brands, Inc.	22	561
Target Corp.	5,349	407,166
Taylor Morrison Home Corp. (2)	2,066	42,931
Tenneco, Inc.	509	22,376
TJX Cos., Inc./The	2,340	222,721
TopBuild Corp. (2)	365	28,594
Tower International, Inc.	199	6,328
Townsquare Media, Inc.	246	1,592
tronc, Inc. (2)	345	5,962
Vuzix Corp. (2)	57	425
Walt Disney Co./The	128	13,416
Weight Watchers International, Inc. (2)	58	5,864
World Wrestling Entertainment, Inc.	119	8,666
Wyndham Destinations, Inc.	1,814	80,306
ZAGG, Inc. (2)	93	1,609
		4,984,026

Consumer Staples — 0.6%
Conagra Brands, Inc.	636	22,724
Flowers Foods, Inc.	489	10,186
Kroger Co./The	970	27,597
Lamb Weston Holdings, Inc.	277	18,977
Medifast, Inc.	20	3,203
Molson Coors Brewing Co.	114	7,757

The accompanying notes are an integral part of these financial statements.

Page 58	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Natural Grocers by Vitamin Cottage, Inc. (2)	22	280
Performance Food Group Co. (2)	911	33,434
Tyson Foods, Inc.	5,251	361,531
US Foods Holding Corp. (2)	44	1,664
USANA Health Sciences, Inc. (2)	134	15,450
Village Super Market, Inc.	261	7,689
Walgreens Boots Alliance, Inc.	1,350	81,020
Walmart, Inc.	3,078	263,631
Weis Markets, Inc.	132	7,041
		862,184

Energy — 2.9%
Abraxas Petroleum Corp. (2)	1,408	4,069
Adams Resources & Energy, Inc.	54	2,322
Anadarko Petroleum Corp.	5,608	410,786
Andeavor	1,176	154,268
Arch Coal, Inc.	200	15,686
Cactus, Inc. (2)	505	17,064
California Resources Corp. (2)	109	4,953
Chevron Corp.	3,427	433,276
ConocoPhillips	7,101	494,372
CONSOL Energy, Inc. (2)	174	6,673
Continental Resources, Inc./OK (2)	675	43,713
CVR Energy, Inc.	263	9,728
Delek US Holdings, Inc.	585	29,349
Denbury Resources, Inc. (2)	614	2,953
Energen Corp. (2)	458	33,352
Era Group, Inc. (2)	162	2,098
Evolution Petroleum Corp.	722	7,112
Exxon Mobil Corp.	6,387	528,397
FTS International, Inc. (2)	1,747	24,877
Hallador Energy Co.	768	5,484
HollyFrontier Corp.	1,116	76,368
Keane Group, Inc. (2)	230	3,144
Liberty Oilfield Services, Inc. (2)	621	11,625
Mammoth Energy Services, Inc. (2)	162	5,502
Marathon Oil Corp.	4,467	93,182
Marathon Petroleum Corp.	5,642	395,843
Matrix Service Co. (2)	639	11,726
Midstates Petroleum Co., Inc. (2)	311	4,233
Occidental Petroleum Corp.	5,498	460,073
Overseas Shipholding Group, Inc. (2)	1,007	3,907
Pacific Ethanol, Inc. (2)	450	1,170
Par Pacific Holdings, Inc. (2)	511	8,881
PBF Energy, Inc.	974	40,840
Peabody Energy Corp.	721	32,791
Penn Virginia Corp. (2)	14	1,188
PHI, Inc. (2)	84	854
Phillips 66	3,891	436,998
Pioneer Energy Services Corp. (2)	314	1,837
ProPetro Holding Corp. (2)	327	5,127
Renewable Energy Group, Inc. (2)	421	7,515
SilverBow Resources, Inc. (2)	332	9,588
Valero Energy Corp.	3,976	440,660
W&T Offshore, Inc. (2)	851	6,085
Westmoreland Coal Co. (2)	773	108
WildHorse Resource Development Corp. (2)	502	12,731
World Fuel Services Corp.	167	3,408
Zion Oil & Gas, Inc. (2)	203	823
		4,306,739

Financials — 5.0%
American Equity Investment Life Holding Co.	99	3,564
BancFirst Corp.	117	6,926
Bancorp, Inc./The (2)	983	10,282
Bank of America Corp.	28,430	801,442
Bank of NT Butterfield & Son, Ltd./The	696	31,821
BankUnited, Inc.	2,606	106,455
BB&T Corp.	8,263	416,786
Berkshire Hathaway, Inc. (2)	5,176	966,100
BOK Financial Corp.	151	14,196
C&F Financial Corp.	65	4,066
Cannae Holdings, Inc. (2)	1,193	22,130
Charter Financial Corp./MD	347	8,380
Cherry Hill Mortgage Investment Corp.	682	12,181
Chimera Investment Corp.	3,008	54,986
CIT Group, Inc.	99	4,991
Citizens Financial Group, Inc.	262	10,192
Comerica, Inc.	3,159	287,216
Cullen/Frost Bankers, Inc.	801	86,700
Curo Group Holdings Corp. (2)	301	7,510
Enova International, Inc. (2)	225	8,224
Evercore, Inc.	441	46,503
FedNat Holding Co.	143	3,299
Fifth Third Bancorp	13,332	382,628
First American Financial Corp.	1,564	80,890
First BanCorp/Puerto Rico (2)	2,155	16,486
FirstCash, Inc.	529	47,531
Genworth Financial, Inc. (2)	845	3,803
Hamilton Lane, Inc.	151	7,243
Health Insurance Innovations, Inc. (2)	56	1,812
Huntington Bancshares, Inc./OH	20,071	296,248
Independence Holding Co.	219	7,282

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 59

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Infinity Property & Casualty Corp.	150	21,353
Interactive Brokers Group, Inc.	470	30,273
JPMorgan Chase & Co.	7,161	746,176
Ladder Capital Corp.	1,728	26,991
LPL Financial Holdings, Inc.	428	28,051
Marlin Business Services Corp.	75	2,239
MB Financial, Inc.	1,065	49,736
Medley Management, Inc. (2)	766	2,719
Meta Financial Group, Inc.	19	1,851
Morningstar, Inc.	137	17,570
MTGE Investment Corp.	178	3,489
National General Holdings Corp.	392	10,321
New Residential Investment Corp.	6,835	119,544
NewStar Financial Contingent Value Rights (2)(8)	31	—
Northeast Bancorp	300	6,540
Northrim BanCorp, Inc.	271	10,718
OFG Bancorp	455	6,393
Oppenheimer Holdings, Inc.	290	8,120
PacWest Bancorp	2,328	115,050
PennyMac Financial Services, Inc. (2)	442	8,685
Peoples Bancorp of North Carolina, Inc.	37	1,185
PNC Financial Services Group, Inc./The	3,395	458,665
Popular, Inc.	946	42,769
Progressive Corp./The	6,877	406,775
Pzena Investment Management, Inc.	734	6,760
Regional Management Corp. (2)	122	4,272
Regions Financial Corp.	21,617	384,350
Silvercrest Asset Management Group, Inc.	106	1,728
State Bank Financial Corp.	188	6,279
Stewart Information Services Corp.	664	28,598
SunTrust Banks, Inc.	6,164	406,947
Sutherland Asset Management Corp.	576	9,360
TCF Financial Corp.	2,471	60,836
Timberland Bancorp, Inc./WA	126	4,705
Triumph Bancorp, Inc. (2)	363	14,792
Umpqua Holdings Corp.	2,848	64,336
United Security Bancshares/Fresno CA	690	7,728
Universal Insurance Holdings, Inc.	611	21,446
Walker & Dunlop, Inc.	498	27,714
Wells Fargo & Co.	7,901	438,031
		7,370,968

Healthcare — 5.9%
Abaxis, Inc.	37	3,071
AbbVie, Inc.	3,709	343,639
ABIOMED, Inc. (2)	179	73,220
Acorda Therapeutics, Inc. (2)	119	3,415
Addus HomeCare Corp. (2)	55	3,149
ADMA Biologics, Inc. (2)	103	465
Alexion Pharmaceuticals, Inc. (2)	1,488	184,735
Align Technology, Inc. (2)	597	204,258
AMAG Pharmaceuticals, Inc. (2)	447	8,717
Amgen, Inc.	1,974	364,381
Amphastar Pharmaceuticals, Inc. (2)	395	6,028
AnaptysBio, Inc. (2)	110	7,814
Anthem, Inc.	1,890	449,877
Apellis Pharmaceuticals, Inc. (2)	19	418
Arena Pharmaceuticals, Inc. (2)	133	5,799
ArQule, Inc. (2)	71	393
Array BioPharma, Inc. (2)	31	520
Atara Biotherapeutics, Inc. (2)	123	4,520
athenahealth, Inc. (2)	12	1,910
Audentes Therapeutics, Inc. (2)	43	1,643
AVEO Pharmaceuticals, Inc. (2)	608	1,374
Avid Bioservices, Inc. (2)	243	953
AxoGen, Inc. (2)	163	8,191
Baxter International, Inc.	5,669	418,599
Biogen, Inc. (2)	1,579	458,289
Bio-Rad Laboratories, Inc. (2)	129	37,222
BioSpecifics Technologies Corp. (2)	314	14,086
Blueprint Medicines Corp. (2)	56	3,555
Bruker Corp.	71	2,062
Cantel Medical Corp.	170	16,721
Cardinal Health, Inc.	1,700	83,011
Catalent, Inc. (2)	1,187	49,723
Catalyst Pharmaceuticals, Inc. (2)	1,098	3,426
Celcuity, Inc. (2)	87	2,159
Centene Corp. (2)	1,579	194,549
Cerner Corp. (2)	6,270	374,883
Chemed Corp.	151	48,593
ChemoCentryx, Inc. (2)	361	4,754
ChromaDex Corp. (2)	193	716
Collegium Pharmaceutical, Inc. (2)	178	4,245
Concert Pharmaceuticals, Inc. (2)	320	5,386
CONMED Corp.	192	14,054
CorVel Corp. (2)	39	2,106
Cutera, Inc. (2)	68	2,740
CytomX Therapeutics, Inc. (2)	246	5,624
Danaher Corp.	1,363	134,501
Depomed, Inc. (2)	166	1,107
Eagle Pharmaceuticals, Inc./DE (2)	111	8,398
Emergent BioSolutions, Inc. (2)	684	34,535
Enanta Pharmaceuticals, Inc. (2)	91	10,547

The accompanying notes are an integral part of these financial statements.

Page 60	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Encompass Health Corp.	86	5,824
Exelixis, Inc. (2)	823	17,711
Express Scripts Holding Co. (2)	5,421	418,555
Fate Therapeutics, Inc. (2)	283	3,209
FONAR Corp. (2)	119	3,159
Foundation Medicine, Inc. (2)	24	3,281
G1 Therapeutics, Inc. (2)	93	4,042
Genesis Healthcare, Inc. (2)	199	456
Genomic Health, Inc. (2)	422	21,269
Geron Corp. (2)	409	1,403
Gilead Sciences, Inc.	6,485	459,397
Globus Medical, Inc. (2)	723	36,483
Haemonetics Corp. (2)	308	27,621
Halozyme Therapeutics, Inc. (2)	509	8,587
HCA Healthcare, Inc.	3,849	394,907
HealthStream, Inc.	213	5,817
Hill-Rom Holdings, Inc.	411	35,897
HMS Holdings Corp. (2)	365	7,891
ICU Medical, Inc. (2)	85	24,960
ImmunoGen, Inc. (2)	385	3,746
Immunomedics, Inc. (2)	272	6,438
Inogen, Inc. (2)	101	18,819
Integer Holdings Corp. (2)	278	17,973
Intersect ENT, Inc. (2)	205	7,677
Intuitive Surgical, Inc. (2)	929	444,508
Iovance Biotherapeutics, Inc. (2)	158	2,022
Ironwood Pharmaceuticals, Inc. (2)	654	12,504
Johnson & Johnson	3,143	381,372
Kadmon Holdings, Inc. (2)	77	307
Kindred Biosciences, Inc. (2)	458	4,878
Lantheus Holdings, Inc. (2)	165	2,401
Ligand Pharmaceuticals, Inc. (2)	9	1,865
Loxo Oncology, Inc. (2)	69	11,970
Luminex Corp.	504	14,883
Madrigal Pharmaceuticals, Inc. (2)	33	9,230
Masimo Corp. (2)	311	30,369
Medtronic PLC	3,496	299,293
Merck & Co., Inc.	4,243	257,550
Minerva Neurosciences, Inc. (2)	234	1,931
Momenta Pharmaceuticals, Inc. (2)	472	9,652
Mustang Bio, Inc. (2)	181	1,247
Mylan NV (2)	3,830	138,416
Myriad Genetics, Inc. (2)	357	13,341
Natera, Inc. (2)	94	1,769
National Research Corp.	55	2,057
Nektar Therapeutics (2)	381	18,604
Orthofix International NV (2)	359	20,398
PDL BioPharma, Inc. (2)	2,606	6,098
Pfenex, Inc. (2)	179	968
Pfizer, Inc.	15,687	569,124
Phibro Animal Health Corp.	253	11,651
Pieris Pharmaceuticals, Inc. (2)	752	3,813
PolarityTE, Inc. (2)	21	494
Premier, Inc. (2)	2,133	77,599
Proteostasis Therapeutics, Inc. (2)	162	452
Providence Service Corp./The (2)	131	10,290
PTC Therapeutics, Inc. (2)	247	8,331
Quality Systems, Inc. (2)	207	4,037
Quidel Corp. (2)	101	6,717
RadNet, Inc. (2)	328	4,920
Recro Pharma, Inc. (2)	238	1,195
REGENXBIO, Inc. (2)	89	6,386
Retrophin, Inc. (2)	152	4,144
Rhythm Pharmaceuticals, Inc. (2)	33	1,032
Sage Therapeutics, Inc. (2)	111	17,375
Sarepta Therapeutics, Inc. (2)	38	5,023
Simulations Plus, Inc.	101	2,247
Solid Biosciences, Inc. (2)	6	214
Spectrum Pharmaceuticals, Inc. (2)	305	6,393
STAAR Surgical Co. (2)	84	2,604
STERIS PLC	201	21,107
Supernus Pharmaceuticals, Inc. (2)	2	120
Surmodics, Inc. (2)	37	2,042
Synlogic, Inc. (2)	121	1,189
T2 Biosystems, Inc. (2)	27	209
Tabula Rasa HealthCare, Inc. (2)	45	2,872
Triple-S Management Corp. (2)	193	7,539
Tyme Technologies, Inc. (2)	202	638
United Therapeutics Corp. (2)	392	44,355
UnitedHealth Group, Inc.	1,748	428,854
Vanda Pharmaceuticals, Inc. (2)	500	9,525
Veracyte, Inc. (2)	677	6,323
Verastem, Inc. (2)	109	750
Vertex Pharmaceuticals, Inc. (2)	2,645	449,544
Viking Therapeutics, Inc. (2)	75	712
Xencor, Inc. (2)	152	5,626
Zafgen, Inc. (2)	57	583
Zoetis, Inc.	1,234	105,124
		8,667,989

Industrials — 1.8%
Allied Motion Technologies, Inc.	41	1,963
Allison Transmission Holdings, Inc.	2,292	92,803
ArcBest Corp.	250	11,425

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 61

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Atkore International Group, Inc. (2)	781	16,221
Barrett Business Services, Inc.	31	2,994
BG Staffing, Inc.	177	4,115
Blue Bird Corp. (2)	49	1,095
Boeing Co./The	1,643	551,243
Builders FirstSource, Inc. (2)	397	7,261
Casella Waste Systems, Inc. (2)	491	12,575
Comfort Systems USA, Inc.	298	13,648
Continental Building Products, Inc. (2)	719	22,684
Copart, Inc. (2)	2,932	165,834
Covenant Transportation Group, Inc. (2)	426	13,419
Curtiss-Wright Corp.	340	40,467
Douglas Dynamics, Inc.	75	3,600
Ducommun, Inc. (2)	178	5,890
EMCOR Group, Inc.	564	42,966
Essendant, Inc.	156	2,062
FTI Consulting, Inc. (2)	240	14,515
Genco Shipping & Trading, Ltd. (2)	534	8,277
Global Brass & Copper Holdings, Inc.	664	20,816
H&E Equipment Services, Inc.	238	8,951
Harsco Corp. (2)	260	5,746
Hawaiian Holdings, Inc.	2	72
Herman Miller, Inc. (2)	20	678
Hillenbrand, Inc.	9	424
Huntington Ingalls Industries, Inc.	457	99,073
Hurco Cos., Inc.	129	5,773
ICF International, Inc.	55	3,908
JetBlue Airways Corp. (2)	101	1,917
Kaman Corp.	316	22,022
KBR, Inc.	837	14,999
Kelly Services, Inc.	234	5,253
Kforce, Inc.	415	14,235
Kimball International, Inc.	498	8,048
LB Foster Co. (2)	188	4,315
LSI Industries, Inc.	215	1,148
ManpowerGroup, Inc.	289	24,871
Matson, Inc.	177	6,793
McGrath RentCorp	121	7,656
Meritor, Inc. (2)	131	2,695
Miller Industries, Inc./TN	589	15,049
MSC Industrial Direct Co., Inc.	401	34,025
MYR Group, Inc. (2)	301	10,673
Navigant Consulting, Inc. (2)	576	12,753
Nexeo Solutions, Inc. (2)	836	7,633
Norfolk Southern Corp.	1,764	266,135
Old Dominion Freight Line, Inc.	263	39,176
Oshkosh Corp.	292	20,533
Park-Ohio Holdings Corp.	234	8,728
Pitney Bowes, Inc.	729	6,248
Proto Labs, Inc. (2)	82	9,754
Quad/Graphics, Inc.	278	5,791
Quanta Services, Inc. (2)	1,047	34,970
RR Donnelley & Sons Co.	625	3,600
Safe Bulkers, Inc. (2)	1,086	3,692
Saia, Inc. (2)	343	27,732
SkyWest, Inc.	411	21,331
Spartan Motors, Inc.	324	4,892
Teledyne Technologies, Inc. (2)	99	19,707
Textron, Inc.	1,407	92,735
TPI Composites, Inc. (2)	137	4,006
TriMas Corp. (2)	172	5,057
Triton International, Ltd./Bermuda	68	2,085
Union Pacific Corp.	3,312	469,244
United Rentals, Inc. (2)	253	37,348
Universal Forest Products, Inc.	722	26,440
Universal Logistics Holdings, Inc.	559	14,674
Vectrus, Inc. (2)	336	10,356
Vicor Corp. (2)	106	4,616
WESCO International, Inc. (2)	41	2,341
Willis Lease Finance Corp. (2)	4	126
WW Grainger, Inc.	587	181,031
		2,696,931

Information Technology — 8.7%
Accenture PLC	751	122,856
Adobe Systems, Inc. (2)	2,312	563,689
Akamai Technologies, Inc. (2)	84	6,151
Alphabet, Inc. - Class C (2)	480	535,512
Alphabet, Inc. - Class A (2)	380	429,092
American Software, Inc./GA	201	2,929
Amkor Technology, Inc. (2)	3,173	27,256
Apple, Inc.	8,513	1,575,841
Applied Materials, Inc.	9,380	433,262
ARRIS International PLC (2)	3,791	92,671
Aspen Technology, Inc. (2)	1,123	104,147
Avnet, Inc.	892	38,258
Blucora, Inc. (2)	205	7,585
Booz Allen Hamilton Holding Corp.	675	29,518
Broadridge Financial Solutions, Inc.	896	103,130
CA, Inc.	7,263	258,926
Cabot Microelectronics Corp.	133	14,305
CACI International, Inc. (2)	164	27,642
CDW Corp./DE	1,357	109,632
Ciena Corp. (2)	1,658	43,954

The accompanying notes are an integral part of these financial statements.

Page 62	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Cisco Systems, Inc.	16,464	708,446
Citrix Systems, Inc. (2)	2,943	308,544
Comtech Telecommunications Corp.	381	12,146
Daktronics, Inc.	387	3,293
DHI Group, Inc. (2)	650	1,528
DXC Technology Co.	2,553	205,797
Electro Scientific Industries, Inc. (2)	101	1,593
ePlus, Inc. (2)	45	4,235
Etsy, Inc. (2)	360	15,188
F5 Networks, Inc. (2)	793	136,753
Facebook, Inc. (2)	3,945	766,592
Fair Isaac Corp. (2)	99	19,139
First Solar, Inc. (2)	237	12,480
Five9, Inc. (2)	171	5,911
FLIR Systems, Inc.	307	15,955
Fortinet, Inc. (2)	1,216	75,915
Hackett Group, Inc./The	41	659
Hewlett Packard Enterprise Co.	5,535	80,866
HP, Inc.	18,215	413,298
Immersion Corp. (2)	259	3,999
Insight Enterprises, Inc. (2)	264	12,918
Intel Corp.	10,388	516,387
InterDigital, Inc./PA	491	39,722
Intuit, Inc.	2,189	447,224
IPG Photonics Corp. (2)	173	38,169
Jabil, Inc.	2,038	56,371
Juniper Networks, Inc.	5,861	160,709
Lam Research Corp.	1,516	262,041
Limelight Networks, Inc. (2)	236	1,055
LivePerson, Inc. (2)	179	3,777
Mastercard, Inc.	2,672	525,101
Micron Technology, Inc. (2)	6,260	328,274
Microsoft Corp.	13,368	1,318,218
MKS Instruments, Inc.	284	27,179
Nanometrics, Inc. (2)	328	11,614
NETGEAR, Inc. (2)	46	2,875
New Relic, Inc. (2)	13	1,308
Novanta, Inc. (2)	57	3,551
Nutanix, Inc. (2)	211	10,881
NVIDIA Corp.	1,334	316,025
ON Semiconductor Corp. (2)	3,149	70,018
Oracle Corp.	6,223	274,185
PC Connection, Inc.	221	7,337
Perficient, Inc. (2)	64	1,688
Plantronics, Inc.	26	1,983
Progress Software Corp.	412	15,994
QuinStreet, Inc. (2)	175	2,223
Red Hat, Inc. (2)	2,332	313,351
RingCentral, Inc. (2)	421	29,617
Rosetta Stone, Inc. (2)	1,023	16,399
Rudolph Technologies, Inc. (2)	352	10,419
SMART Global Holdings, Inc. (2)	59	1,880
Stamps.com, Inc. (2)	25	6,326
Syntel, Inc. (2)	721	23,137
Tech Data Corp. (2)	350	28,742
TechTarget, Inc. (2)	205	5,822
Texas Instruments, Inc.	4,892	539,343
Twilio, Inc. (2)	142	7,955
Unisys Corp. (2)	631	8,140
Varonis Systems, Inc. (2)	169	12,591
Vishay Precision Group, Inc. (2)	92	3,510
Western Digital Corp.	746	57,748
Xcerra Corp. (2)	2,028	28,331
Xerox Corp. (2)	1,174	28,176
Xilinx, Inc.	181	11,812
XO Group, Inc. (2)	226	7,232
Zebra Technologies Corp. (2)	296	42,402
		12,958,453

Materials — 0.8%
AdvanSix, Inc. (2)	222	8,132
Alcoa Corp. (2)	353	16,549
Chemours Co./The	1,110	49,240
Eagle Materials, Inc.	350	36,740
Eastman Chemical Co.	1,965	196,421
Freeport-McMoRan, Inc.	4,160	71,802
Gold Resource Corp.	441	2,906
Huntsman Corp.	626	18,279
Kraton Corp. (2)	351	16,195
Kronos Worldwide, Inc.	750	16,898
Louisiana-Pacific Corp.	1,371	37,319
LyondellBasell Industries NV	3,772	414,354
Olin Corp.	30	862
Rayonier Advanced Materials, Inc.	63	1,077
Reliance Steel & Aluminum Co.	852	74,584
Ryerson Holding Corp. (2)	162	1,806
Schnitzer Steel Industries, Inc.	3	101
Schweitzer-Mauduit International, Inc.	23	1,006
Steel Dynamics, Inc.	2,022	92,911
SunCoke Energy, Inc. (2)	220	2,948
Tredegar Corp.	354	8,319
Trinseo SA	646	45,834
United States Steel Corp.	447	15,533
Valhi, Inc.	247	1,176

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 63

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Verso Corp. (2)	23	500
Westlake Chemical Corp.	953	102,571
		1,234,063

Real Estate Investment Trust — 1.2%
CareTrust REIT, Inc.	471	7,861
Chesapeake Lodging Trust	343	10,853
CoreCivic, Inc.	1,264	30,197
CubeSmart	4,589	147,858
Essex Property Trust, Inc.	1,619	387,054
Front Yard Residential Corp.	41	427
GEO Group, Inc./The	645	17,763
Gladstone Commercial Corp.	76	1,461
Hersha Hospitality Trust	972	20,849
Host Hotels & Resorts, Inc.	7,774	163,798
Lamar Advertising Co.	243	16,599
LaSalle Hotel Properties	192	6,572
Pebblebrook Hotel Trust	631	24,483
Pennsylvania Real Estate Investment Trust	252	2,769
PotlatchDeltic Corp.	503	25,578
PS Business Parks, Inc.	214	27,499
Public Storage	1,017	230,717
RAIT Financial Trust	1,932	187
Rayonier, Inc.	580	22,440
Retail Properties of America, Inc.	3,960	50,609
Simon Property Group, Inc.	2,581	439,260
Spirit Realty Capital, Inc.	2,410	19,352
Tanger Factory Outlet Centers, Inc.	47	1,104
Tier REIT, Inc.	904	21,497
Urstadt Biddle Properties, Inc.	663	15,004
Ventas, Inc.	1,542	87,817
		1,779,608

Telecommunication Services — 0.5%
AT&T, Inc.	3,191	102,463
Frontier Communications Corp.	100	536
Intelsat SA (2)	177	2,949
Telephone & Data Systems, Inc.	353	9,679
United States Cellular Corp. (2)	23	852
Verizon Communications, Inc.	12,499	628,825
Vonage Holdings Corp. (2)	291	3,751
		749,055

Utilities — 1.2%
AES Corp./VA	6,920	92,797
CenterPoint Energy, Inc.	8,147	225,753
Consolidated Water Co., Ltd.	254	3,277
Exelon Corp.	10,112	430,771
MDU Resources Group, Inc.	3,066	87,933
NextEra Energy, Inc.	2,891	482,884
UGI Corp.	6,032	314,086
Vistra Energy Corp. (2)	2,555	60,448
		1,697,949

Total Common Stocks (Cost $44,194,761)		47,307,965

Registered Investment Companies — 37.4%
Baird Core Plus Bond Fund - Class I	412,808	4,487,223
DoubleLine Total Return Bond Fund - Class I	425,911	4,437,988
Frost Total Return Bond Fund - Class I	436,048	4,486,930
Guggenheim Total Return Bond Fund - Class I	165,360	4,448,186
iShares Core U.S. Aggregate Bond ETF (9)	42,558	4,524,767
iShares iBoxx $ High Yield Corporate Bond ETF (3)(9)	34,410	2,927,603
JPMorgan Core Plus Bond Fund - Class L	323,642	2,602,084
Lord Abbett High Yield Fund - Class I	505,215	3,753,745
PGIM Total Return Bond Fund - Class R6	211,446	2,979,276
PIMCO Investment Grade Corporate Bond Fund - Class I	136,796	1,376,167
Pioneer Bond Fund - Class Y	479,336	4,491,377
SPDR Bloomberg Barclays High Yield Bond ETF (9)	81,951	2,907,621
TCW Emerging Markets Income Fund - Class I	756,575	5,946,680
Vanguard Intermediate-Term Corporate Bond ETF (9)	39,446	3,294,530
Vanguard Total Bond Market ETF (9)	31,888	2,525,211
Total Registered Investment Companies (Cost $56,328,949)		55,189,388

Money Market Registered Investment Companies — 18.2%
Morgan Stanley Government Institutional Fund, 1.81% (4)	2,992,003	2,992,003
Meeder Institutional Prime Money Market Fund, 1.96% (5)	23,808,084	23,808,084
Total Money Market Registered Investment Companies (Cost $26,796,625)		26,800,087

The accompanying notes are an integral part of these financial statements.

Page 64	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Bank Obligations — 0.5%
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,223	249,223
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,267	249,267
Total Bank Obligations (Cost $747,672)		747,672

U.S. Government Obligations — 12.8%
U.S. Treasury Note, 2.25%, due 11/15/2025	8,860,000	8,521,174
U.S. Treasury Note, 1.88%, due 12/31/2019	1,926,000	1,908,771
U.S. Treasury Note, 2.13%, due 12/31/2022	8,711,000	8,492,205
Total U.S. Government Obligations (Cost $19,124,583)		18,922,150
Total Investments — 100.9% (Cost $147,192,590)		148,967,262
Liabilities less Other Assets — (0.9%)		(1,339,519)
Total Net Assets — 100.0%		147,627,743

Trustee Deferred Compensation (7)
Meeder Aggressive Allocation Fund	245	2,607
Meeder Balanced Fund	139	1,607
Meeder Dynamic Allocation Fund	89	972
Meeder Muirfield Fund	291	2,212
Meeder Conservative Allocation Fund	42	930
Total Trustee Deferred Compensation (Cost $8,111)		8,328

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	54	9/21/2018	5,279,580	(160,387)
Mini MSCI Emerging Markets Index Futures	26	9/21/2018	1,382,290	(80,245)
Russell 2000 Mini Index Futures	17	9/21/2018	1,400,375	(29,083)
Standard & Poors 500 Mini Futures	73	9/21/2018	9,933,840	(120,375)
E-mini Standard & Poors MidCap 400 Futures	15	9/21/2018	2,934,150	(46,884)
Total Futures Contracts	185		20,930,235	(436,974)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$129,297,440	$(436,974)
Level 2 - Other Significant Observable Inputs	19,669,822	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$148,967,262	$(436,974)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 65

Schedule of Investments
June 30, 2018 (unaudited)

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

Page 66	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 20.5%
Consumer Discretionary — 2.2%
1-800-Flowers.com, Inc. (2)	271	3,401
Abercrombie & Fitch Co.	72	1,763
Amazon.com, Inc. (2)	384	652,723
AMC Networks, Inc. (2)	171	10,636
American Axle & Manufacturing Holdings, Inc. (2)	31	482
American Eagle Outfitters, Inc.	228	5,301
American Public Education, Inc. (2)	73	3,073
Ascena Retail Group, Inc. (2)	242	964
Ascent Capital Group, Inc. (2)	89	250
Bassett Furniture Industries, Inc.	64	1,763
Bed Bath & Beyond, Inc.	340	6,775
Best Buy Co., Inc.	558	41,616
Big Lots, Inc.	25	1,045
Bloomin' Brands, Inc.	551	11,075
Booking Holdings, Inc. (2)	105	212,844
Brinker International, Inc.	42	1,999
Burlington Stores, Inc. (2)	112	16,859
Cambium Learning Group, Inc. (2)	244	2,721
Chico's FAS, Inc.	261	2,125
Citi Trends, Inc.	25	686
Comcast Corp.	1,736	56,958
Cooper-Standard Holdings, Inc. (2)	38	4,965
Crocs, Inc. (2)	90	1,585
Deckers Outdoor Corp. (2)	62	6,999
Dollar General Corp.	1,432	141,195
Entravision Communications Corp.	162	810
Foot Locker, Inc.	197	10,372
Ford Motor Co.	20,696	229,105
Gannett Co., Inc.	596	6,377
Genesco, Inc. (2)	36	1,429
Gentex Corp.	868	19,981
Grand Canyon Education, Inc. (2)	221	24,666
Groupon, Inc. (2)	150	645
Hibbett Sports, Inc. (2)	25	573
Home Depot, Inc./The	76	14,828
J Alexander's Holdings, Inc. (2)	187	2,085
John Wiley & Sons, Inc.	261	16,286
Kohl's Corp.	200	14,580
La-Z-Boy, Inc.	205	6,273
Lear Corp.	726	134,898
Liberty Expedia Holdings, Inc. (2)	547	24,035
Liberty Media Corp-Liberty SiriusXM (2)	402	18,235
Liberty TripAdvisor Holdings, Inc. (2)	68	1,095
Lululemon Athletica, Inc. (2)	248	30,963
Macy's, Inc.	279	10,443
MCBC Holdings, Inc. (2)	49	1,419
MDC Partners, Inc. (2)	155	713
Michael Kors Holdings, Ltd. (2)	464	30,902
National CineMedia, Inc.	333	2,797
Netflix, Inc. (2)	437	171,055
New Media Investment Group, Inc.	473	8,741
Nexstar Media Group, Inc.	7	514
Nutrisystem, Inc.	4	154
NVR, Inc. (2)	19	56,437
Office Depot, Inc.	1,438	3,667
Penn National Gaming, Inc. (2)	312	10,480
Pinnacle Entertainment, Inc. (2)	783	26,411
PulteGroup, Inc.	991	28,491
Qurate Retail, Inc. (2)	75	1,592
RCI Hospitality Holdings, Inc.	7	222
RH (2)	15	2,096
Ross Stores, Inc.	1,456	123,396
Shutterfly, Inc. (2)	107	9,633
Speedway Motorsports, Inc.	141	2,448
Stoneridge, Inc. (2)	37	1,300
Tailored Brands, Inc.	27	689
Target Corp.	3,046	231,862
Taylor Morrison Home Corp. (2)	1,152	23,939
Tenneco, Inc.	318	13,979
TJX Cos., Inc./The	922	87,756
TopBuild Corp. (2)	160	12,534
Tower International, Inc.	133	4,229
Townsquare Media, Inc.	153	990
tronc, Inc. (2)	216	3,732
Walt Disney Co./The	274	28,718
William Lyon Homes (2)	72	1,670
World Wrestling Entertainment, Inc.	64	4,660
Wyndham Destinations, Inc.	960	42,499
ZAGG, Inc. (2)	27	467
		2,697,674

Consumer Staples — 0.3%
Conagra Brands, Inc.	570	20,366
Flowers Foods, Inc.	223	4,645
Herbalife Nutrition, Ltd. (2)	198	10,637
Lamb Weston Holdings, Inc.	89	6,097
Medifast, Inc.	15	2,402
Molson Coors Brewing Co.	403	27,420
Performance Food Group Co. (2)	440	16,148
Tyson Foods, Inc.	3,048	209,855
US Foods Holding Corp. (2)	51	1,929
USANA Health Sciences, Inc. (2)	49	5,650

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 67

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Village Super Market, Inc.	130	3,830
Walgreens Boots Alliance, Inc.	1,254	75,259
Walmart, Inc.	1,720	147,318
Weis Markets, Inc.	116	6,187
		537,743

Energy — 1.9%
Abraxas Petroleum Corp. (2)	868	2,509
Adams Resources & Energy, Inc.	26	1,118
Anadarko Petroleum Corp.	3,125	228,906
Andeavor	585	76,740
Arch Coal, Inc.	101	7,921
Bonanza Creek Energy, Inc. (2)	43	1,628
Cactus, Inc. (2)	243	8,211
California Resources Corp. (2)	64	2,908
Chevron Corp.	1,650	208,610
ConocoPhillips	3,898	271,379
CONSOL Energy, Inc. (2)	67	2,569
Continental Resources, Inc./OK (2)	1,130	73,179
CVR Energy, Inc.	115	4,254
Delek US Holdings, Inc.	309	15,503
Denbury Resources, Inc. (2)	437	2,102
Energen Corp. (2)	276	20,098
Evolution Petroleum Corp.	332	3,270
Exxon Mobil Corp.	3,641	301,220
FTS International, Inc. (2)	895	12,745
Hallador Energy Co.	404	2,885
HollyFrontier Corp.	676	46,259
Keane Group, Inc. (2)	122	1,668
Liberty Oilfield Services, Inc. (2)	385	7,207
Mammoth Energy Services, Inc. (2)	86	2,921
Marathon Oil Corp.	1,766	36,839
Marathon Petroleum Corp.	2,858	200,517
Matrix Service Co. (2)	374	6,863
Midstates Petroleum Co., Inc. (2)	87	1,184
Occidental Petroleum Corp.	3,048	255,057
Overseas Shipholding Group, Inc. (2)	502	1,948
Pacific Ethanol, Inc. (2)	244	634
Par Pacific Holdings, Inc. (2)	186	3,233
PBF Energy, Inc.	581	24,361
Peabody Energy Corp.	429	19,511
PHI, Inc. (2)	62	631
Phillips 66	2,114	237,423
Pioneer Energy Services Corp. (2)	177	1,035
ProPetro Holding Corp. (2)	113	1,772
Renewable Energy Group, Inc. (2)	308	5,498
SilverBow Resources, Inc. (2)	165	4,765
Ultra Petroleum Corp. (2)	25	58
Valero Energy Corp.	2,164	239,836
W&T Offshore, Inc. (2)	399	2,853
Westmoreland Coal Co. (2)	410	57
Whiting Petroleum Corp. (2)	76	4,007
WildHorse Resource Development Corp. (2)	166	4,210
World Fuel Services Corp.	103	2,102
Zion Oil & Gas, Inc. (2)	61	247
		2,360,451

Financials — 3.2%
American Equity Investment Life Holding Co.	93	3,348
BancFirst Corp.	87	5,150
Bancorp, Inc./The (2)	348	3,640
Bank of America Corp.	15,421	434,718
Bank of NT Butterfield & Son, Ltd./The	353	16,139
BankUnited, Inc.	1,480	60,458
BB&T Corp.	4,526	228,291
Berkshire Hathaway, Inc. (2)	2,813	525,046
Cannae Holdings, Inc. (2)	721	13,375
Charter Financial Corp./MD	141	3,405
Cherry Hill Mortgage Investment Corp.	161	2,875
CIT Group, Inc.	1	50
Citizens Financial Group, Inc.	2,373	92,310
Comerica, Inc.	1,365	124,106
Curo Group Holdings Corp. (2)	57	1,422
Enova International, Inc. (2)	122	4,459
Evercore, Inc.	225	23,726
FedNat Holding Co.	60	1,384
Fifth Third Bancorp	7,344	210,773
First American Financial Corp.	749	38,738
First BanCorp/Puerto Rico (2)	900	6,885
FirstCash, Inc.	323	29,022
Genworth Financial, Inc. (2)	460	2,070
Hamilton Lane, Inc.	89	4,269
Health Insurance Innovations, Inc. (2)	42	1,359
Huntington Bancshares, Inc./OH	13,149	194,079
Independence Holding Co.	51	1,696
Infinity Property & Casualty Corp.	85	12,100
Interactive Brokers Group, Inc.	219	14,106
JPMorgan Chase & Co.	3,559	370,848
Ladder Capital Corp.	742	11,590
LPL Financial Holdings, Inc.	276	18,089
Marlin Business Services Corp.	40	1,194
MB Financial, Inc.	608	28,394
Medley Management, Inc. (2)	479	1,700

The accompanying notes are an integral part of these financial statements.

Page 68	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Meta Financial Group, Inc.	24	2,338
Morningstar, Inc.	61	7,823
National General Holdings Corp.	218	5,740
New Residential Investment Corp.	3,438	60,131
NewStar Financial Contingent Value Rights (2)(8)	8	—
Northeast Bancorp	67	1,461
Northrim BanCorp, Inc.	196	7,752
OFG Bancorp	232	3,260
Oppenheimer Holdings, Inc.	184	5,152
PacWest Bancorp	1,355	66,964
PennyMac Financial Services, Inc. (2)	245	4,814
PennyMac Mortgage Investment Trust	128	2,431
PNC Financial Services Group, Inc./The	1,855	250,611
Popular, Inc.	528	23,871
Progressive Corp./The	3,732	220,748
Pzena Investment Management, Inc.	422	3,887
Regional Management Corp. (2)	85	2,977
Regions Financial Corp.	11,759	209,075
Silvercrest Asset Management Group, Inc.	64	1,043
State Bank Financial Corp.	130	4,342
Stewart Information Services Corp.	322	13,869
SunTrust Banks, Inc.	3,364	222,091
Sutherland Asset Management Corp.	341	5,541
TCF Financial Corp.	1,353	33,311
Timberland Bancorp, Inc./WA	45	1,680
Triumph Bancorp, Inc. (2)	142	5,787
Umpqua Holdings Corp.	1,688	38,132
United Security Bancshares/Fresno CA	377	4,222
Universal Insurance Holdings, Inc.	311	10,916
Walker & Dunlop, Inc.	243	13,523
Wells Fargo & Co.	4,453	246,874
		3,971,180

Healthcare — 3.7%
Abaxis, Inc.	20	1,660
Abbott Laboratories	746	45,499
AbbVie, Inc.	1,934	179,185
Abeona Therapeutics, Inc. (2)	15	240
ABIOMED, Inc. (2)	95	38,860
Acorda Therapeutics, Inc. (2)	89	2,554
Addus HomeCare Corp. (2)	29	1,660
Alexion Pharmaceuticals, Inc. (2)	798	99,072
Align Technology, Inc. (2)	331	113,248
AMAG Pharmaceuticals, Inc. (2)	237	4,622
Amgen, Inc.	1,004	185,328
Amphastar Pharmaceuticals, Inc. (2)	262	3,998
AnaptysBio, Inc. (2)	43	3,055
Anthem, Inc.	1,038	247,075
Arena Pharmaceuticals, Inc. (2)	73	3,183
ArQule, Inc. (2)	12	66
Array BioPharma, Inc. (2)	60	1,007
Atara Biotherapeutics, Inc. (2)	72	2,646
Audentes Therapeutics, Inc. (2)	31	1,185
AVEO Pharmaceuticals, Inc. (2)	244	551
Avid Bioservices, Inc. (2)	111	435
AxoGen, Inc. (2)	78	3,920
Baxter International, Inc.	1,476	108,988
Biogen, Inc. (2)	862	250,187
Bio-Rad Laboratories, Inc. (2)	76	21,929
BioSpecifics Technologies Corp. (2)	223	10,004
Bio-Techne Corp.	85	12,576
Bluebird Bio, Inc. (2)	14	2,197
Blueprint Medicines Corp. (2)	17	1,079
Bruker Corp.	42	1,220
Cantel Medical Corp.	84	8,262
Cardinal Health, Inc.	1,473	71,927
Catalent, Inc. (2)	604	25,302
Catalyst Pharmaceuticals, Inc. (2)	331	1,033
Celcuity, Inc. (2)	57	1,415
Centene Corp. (2)	818	100,786
Cerner Corp. (2)	3,289	196,649
Chemed Corp.	71	22,849
ChemoCentryx, Inc. (2)	204	2,687
ChromaDex Corp. (2)	34	126
Collegium Pharmaceutical, Inc. (2)	117	2,790
Concert Pharmaceuticals, Inc. (2)	179	3,013
CONMED Corp.	98	7,174
Corcept Therapeutics, Inc. (2)	2	31
CorVel Corp. (2)	53	2,862
Cutera, Inc. (2)	38	1,531
CytomX Therapeutics, Inc. (2)	137	3,132
Danaher Corp.	640	63,155
Depomed, Inc. (2)	28	187
Durect Corp. (2)	51	80
Eagle Pharmaceuticals, Inc./DE (2)	54	4,086
Editas Medicine, Inc. (2)	9	322
Emergent BioSolutions, Inc. (2)	365	18,429
Enanta Pharmaceuticals, Inc. (2)	50	5,795
Encompass Health Corp.	12	813
Exelixis, Inc. (2)	454	9,770
Express Scripts Holding Co. (2)	3,002	231,784
Fate Therapeutics, Inc. (2)	134	1,520
FONAR Corp. (2)	79	2,097

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 69

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Foundation Medicine, Inc. (2)	13	1,777
G1 Therapeutics, Inc. (2)	47	2,043
Genomic Health, Inc. (2)	219	11,038
Geron Corp. (2)	142	487
Gilead Sciences, Inc.	3,488	247,090
Global Blood Therapeutics, Inc. (2)	6	271
Globus Medical, Inc. (2)	367	18,519
Haemonetics Corp. (2)	135	12,107
Halozyme Therapeutics, Inc. (2)	350	5,905
HCA Healthcare, Inc.	2,127	218,230
HealthStream, Inc.	51	1,393
Heron Therapeutics, Inc. (2)	9	350
Hill-Rom Holdings, Inc.	211	18,429
HMS Holdings Corp. (2)	142	3,070
ICU Medical, Inc. (2)	45	13,214
ImmunoGen, Inc. (2)	201	1,956
Immunomedics, Inc. (2)	258	6,107
Innovate Biopharmaceuticals, Inc. (2)	17	401
Inogen, Inc. (2)	58	10,807
Integer Holdings Corp. (2)	153	9,891
Intersect ENT, Inc. (2)	119	4,457
Intuitive Surgical, Inc. (2)	502	240,197
Iovance Biotherapeutics, Inc. (2)	87	1,114
Ironwood Pharmaceuticals, Inc. (2)	265	5,067
Johnson & Johnson	1,732	210,161
Kadmon Holdings, Inc. (2)	40	160
Kindred Biosciences, Inc. (2)	230	2,450
Kura Oncology, Inc. (2)	7	127
Lantheus Holdings, Inc. (2)	121	1,761
Loxo Oncology, Inc. (2)	57	9,888
Luminex Corp.	249	7,353
Madrigal Pharmaceuticals, Inc. (2)	16	4,475
Masimo Corp. (2)	127	12,402
Medtronic PLC	1,656	141,770
Merck & Co., Inc.	2,329	141,370
Merit Medical Systems, Inc. (2)	4	205
Minerva Neurosciences, Inc. (2)	71	586
Momenta Pharmaceuticals, Inc. (2)	206	4,213
Mustang Bio, Inc. (2)	63	434
Mylan NV (2)	2,041	73,762
Myriad Genetics, Inc. (2)	200	7,474
Natera, Inc. (2)	40	753
National Research Corp.	28	1,047
Nektar Therapeutics (2)	237	11,573
Orthofix International NV (2)	232	13,182
PDL BioPharma, Inc. (2)	1,535	3,592
Pfenex, Inc. (2)	74	400
Pfizer, Inc.	8,759	317,777
Phibro Animal Health Corp.	153	7,046
Pieris Pharmaceuticals, Inc. (2)	402	2,038
PolarityTE, Inc. (2)	7	165
Premier, Inc. (2)	942	34,270
Proteostasis Therapeutics, Inc. (2)	69	193
Providence Service Corp./The (2)	127	9,976
PTC Therapeutics, Inc. (2)	147	4,958
Quality Systems, Inc. (2)	268	5,226
Quidel Corp. (2)	30	1,995
Quorum Health Corp. (2)	41	205
RadNet, Inc. (2)	67	1,005
Recro Pharma, Inc. (2)	125	628
REGENXBIO, Inc. (2)	47	3,372
Retrophin, Inc. (2)	82	2,235
Rhythm Pharmaceuticals, Inc. (2)	23	719
Sage Therapeutics, Inc. (2)	51	7,983
Sarepta Therapeutics, Inc. (2)	32	4,230
Savara, Inc. (2)	5	57
Simulations Plus, Inc.	81	1,802
Spectrum Pharmaceuticals, Inc. (2)	182	3,815
STAAR Surgical Co. (2)	58	1,798
STERIS PLC	143	15,016
Surmodics, Inc. (2)	37	2,042
Synlogic, Inc. (2)	52	511
T2 Biosystems, Inc. (2)	1	8
Tabula Rasa HealthCare, Inc. (2)	41	2,617
Tandem Diabetes Care, Inc. (2)	9	198
Triple-S Management Corp. (2)	96	3,750
Tyme Technologies, Inc. (2)	80	253
United Therapeutics Corp. (2)	211	23,875
UnitedHealth Group, Inc.	966	236,998
Vanda Pharmaceuticals, Inc. (2)	245	4,667
Veracyte, Inc. (2)	318	2,970
Verastem, Inc. (2)	27	186
Vertex Pharmaceuticals, Inc. (2)	1,434	243,723
Viking Therapeutics, Inc. (2)	19	180
Xencor, Inc. (2)	144	5,329
Zafgen, Inc. (2)	10	102
Zoetis, Inc.	849	72,326
		4,646,138

Industrials — 1.2%
Allied Motion Technologies, Inc.	34	1,628
Allison Transmission Holdings, Inc.	1,188	48,102
ArcBest Corp.	134	6,124
ASGN, Inc. (2)	14	1,095

The accompanying notes are an integral part of these financial statements.

Page 70	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Atkore International Group, Inc. (2)	437	9,076
Axon Enterprise, Inc. (2)	10	632
Barrett Business Services, Inc.	23	2,221
BG Staffing, Inc.	87	2,023
Boeing Co./The	951	319,070
Builders FirstSource, Inc. (2)	228	4,170
Casella Waste Systems, Inc. (2)	248	6,351
Comfort Systems USA, Inc.	166	7,603
Continental Building Products, Inc. (2)	425	13,409
Copart, Inc. (2)	1,278	72,284
Covenant Transportation Group, Inc. (2)	217	6,836
Curtiss-Wright Corp.	195	23,209
Douglas Dynamics, Inc.	97	4,656
Ducommun, Inc. (2)	113	3,739
EMCOR Group, Inc.	330	25,139
Enphase Energy, Inc. (2)	7	47
Essendant, Inc.	65	859
FTI Consulting, Inc. (2)	162	9,798
Genco Shipping & Trading, Ltd. (2)	280	4,340
Global Brass & Copper Holdings, Inc.	309	9,687
H&E Equipment Services, Inc.	116	4,363
Harsco Corp. (2)	170	3,757
Hawaiian Holdings, Inc.	154	5,536
Herman Miller, Inc. (2)	49	1,661
Hillenbrand, Inc.	18	849
Huntington Ingalls Industries, Inc.	246	53,330
Hurco Cos., Inc.	89	3,983
ICF International, Inc.	57	4,050
Insperity, Inc.	11	1,048
Interface, Inc.	9	207
JetBlue Airways Corp. (2)	107	2,031
Kaman Corp.	184	12,823
KBR, Inc.	569	10,196
Kelly Services, Inc.	112	2,514
Kforce, Inc.	232	7,958
Kimball International, Inc.	326	5,268
LB Foster Co. (2)	137	3,144
LSC Communications, Inc.	13	204
LSI Industries, Inc.	126	673
ManpowerGroup, Inc.	195	16,782
Matson, Inc.	168	6,448
McGrath RentCorp	58	3,670
Meritor, Inc. (2)	165	3,394
Miller Industries, Inc./TN	276	7,052
MSC Industrial Direct Co., Inc.	31	2,630
MYR Group, Inc. (2)	149	5,284
Navigant Consulting, Inc. (2)	373	8,258
Nexeo Solutions, Inc. (2)	488	4,455
Norfolk Southern Corp.	935	141,063
Old Dominion Freight Line, Inc.	177	26,366
Oshkosh Corp.	119	8,368
Park-Ohio Holdings Corp.	104	3,879
Pitney Bowes, Inc.	404	3,462
Proto Labs, Inc. (2)	125	14,869
Quad/Graphics, Inc.	182	3,791
Quanta Services, Inc. (2)	561	18,737
RR Donnelley & Sons Co.	385	2,218
Safe Bulkers, Inc. (2)	486	1,652
Saia, Inc. (2)	178	14,391
SkyWest, Inc.	210	10,899
Spartan Motors, Inc.	207	3,126
Systemax, Inc.	40	1,373
Teledyne Technologies, Inc. (2)	70	13,934
Textron, Inc.	915	60,308
TPI Composites, Inc. (2)	76	2,222
TriMas Corp. (2)	93	2,734
Triton International, Ltd./Bermuda	70	2,146
Union Pacific Corp.	1,909	270,467
United Rentals, Inc. (2)	72	10,629
Universal Forest Products, Inc.	99	3,625
Universal Logistics Holdings, Inc.	262	6,878
Vectrus, Inc. (2)	208	6,411
Vicor Corp. (2)	52	2,265
WESCO International, Inc. (2)	75	4,283
WW Grainger, Inc.	301	92,828
YRC Worldwide, Inc. (2)	19	191
		1,496,781

Information Technology — 5.7%
Adobe Systems, Inc. (2)	1,257	306,469
Akamai Technologies, Inc. (2)	106	7,762
Alphabet, Inc. - Class C (2)	441	492,002
Alphabet, Inc. - Class A (2)	23	25,971
Amkor Technology, Inc. (2)	1,605	13,787
Appfolio, Inc. (2)	3	183
Apple, Inc.	4,639	858,725
Applied Materials, Inc.	5,226	241,389
ARRIS International PLC (2)	2,039	49,843
Aspen Technology, Inc. (2)	603	55,922
Avnet, Inc.	482	20,673
Blucora, Inc. (2)	108	3,996
Booz Allen Hamilton Holding Corp.	414	18,104
Broadridge Financial Solutions, Inc.	176	20,258
CA, Inc.	4,083	145,559

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 71

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Cabot Microelectronics Corp.	61	6,561
CACI International, Inc. (2)	104	17,529
Care.com, Inc. (2)	17	355
CDW Corp./DE	568	45,889
Ciena Corp. (2)	882	23,382
Cisco Systems, Inc.	8,989	386,797
Citrix Systems, Inc. (2)	1,515	158,833
Comtech Telecommunications Corp.	181	5,770
DHI Group, Inc. (2)	227	533
DXC Technology Co.	1,173	94,556
Electro Scientific Industries, Inc. (2)	57	899
Electronic Arts, Inc. (2)	92	12,974
ePlus, Inc. (2)	40	3,764
Etsy, Inc. (2)	205	8,649
F5 Networks, Inc. (2)	515	88,812
Facebook, Inc. (2)	2,189	425,363
Fair Isaac Corp. (2)	63	12,179
First Solar, Inc. (2)	4	211
Five9, Inc. (2)	65	2,247
FLIR Systems, Inc.	201	10,446
Fortinet, Inc. (2)	678	42,328
GrubHub, Inc. (2)	20	2,098
Hewlett Packard Enterprise Co.	3,837	56,059
HP, Inc.	10,023	227,422
Immersion Corp. (2)	135	2,084
Insight Enterprises, Inc. (2)	143	6,997
Intel Corp.	5,668	281,756
InterDigital, Inc./PA	267	21,600
Intuit, Inc.	1,183	241,693
IPG Photonics Corp. (2)	102	22,504
Jabil, Inc.	1,125	31,118
Juniper Networks, Inc.	3,162	86,702
Lam Research Corp.	958	165,590
Limelight Networks, Inc. (2)	64	286
LivePerson, Inc. (2)	74	1,561
Mastercard, Inc.	1,539	302,444
Micron Technology, Inc. (2)	3,431	179,922
Microsoft Corp.	7,303	720,149
MKS Instruments, Inc.	172	16,460
Nanometrics, Inc. (2)	190	6,728
NETGEAR, Inc. (2)	59	3,688
New Relic, Inc. (2)	32	3,219
Novanta, Inc. (2)	94	5,856
Nutanix, Inc. (2)	118	6,085
NVIDIA Corp.	813	192,600
Oclaro, Inc. (2)	18	161
ON Semiconductor Corp. (2)	1,779	39,556
OneSpan, Inc. (2)	41	806
Oracle Corp.	3,387	149,231
PC Connection, Inc.	103	3,420
Plantronics, Inc.	89	6,786
Progress Software Corp.	36	1,398
QuinStreet, Inc. (2)	76	965
Red Hat, Inc. (2)	1,416	190,268
RingCentral, Inc. (2)	254	17,869
Rosetta Stone, Inc. (2)	488	7,823
Rudolph Technologies, Inc. (2)	176	5,210
SMART Global Holdings, Inc. (2)	34	1,084
Syntel, Inc. (2)	461	14,793
Tech Data Corp. (2)	215	17,656
TechTarget, Inc. (2)	59	1,676
Texas Instruments, Inc.	2,638	290,840
Twilio, Inc. (2)	86	4,818
Unisys Corp. (2)	466	6,011
Varonis Systems, Inc. (2)	81	6,035
Vishay Precision Group, Inc. (2)	67	2,556
Western Digital Corp.	473	36,615
Xcerra Corp. (2)	1,158	16,177
Xerox Corp. (2)	563	13,512
XO Group, Inc. (2)	110	3,520
Zebra Technologies Corp. (2)	162	23,207
		7,055,334

Materials — 0.5%
AdvanSix, Inc. (2)	138	5,055
Chemours Co./The	557	24,709
Eagle Materials, Inc.	193	20,259
Eastman Chemical Co.	1,067	106,657
Freeport-McMoRan, Inc.	2,947	50,865
Gold Resource Corp.	313	2,063
Huntsman Corp.	855	24,966
Kraton Corp. (2)	193	8,905
Kronos Worldwide, Inc.	374	8,426
Louisiana-Pacific Corp.	746	20,306
LyondellBasell Industries NV	2,060	226,291
Olin Corp.	32	919
Reliance Steel & Aluminum Co.	407	35,629
Ryerson Holding Corp. (2)	58	647
Schnitzer Steel Industries, Inc.	24	809
Schweitzer-Mauduit International, Inc.	61	2,667
Steel Dynamics, Inc.	1,085	49,856
SunCoke Energy, Inc. (2)	153	2,050
Tredegar Corp.	243	5,711
Trinseo SA	320	22,704

The accompanying notes are an integral part of these financial statements.

Page 72	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
United States Steel Corp.	226	7,854
Valhi, Inc.	132	628
Verso Corp. (2)	26	566
Westlake Chemical Corp.	473	50,909
Worthington Industries, Inc.	21	881
		680,332

Real Estate Investment Trust — 0.8%
American Assets Trust, Inc.	23	881
CareTrust REIT, Inc.	233	3,889
Chesapeake Lodging Trust	154	4,873
CoreCivic, Inc.	620	14,812
CubeSmart	3,007	96,886
Essex Property Trust, Inc.	886	211,816
Front Yard Residential Corp.	150	1,563
GEO Group, Inc./The	331	9,116
Gladstone Commercial Corp.	153	2,941
Hersha Hospitality Trust	533	11,433
Host Hotels & Resorts, Inc.	4,269	89,948
Lamar Advertising Co.	198	13,525
LaSalle Hotel Properties	101	3,457
Pebblebrook Hotel Trust	358	13,890
Pennsylvania Real Estate Investment Trust	93	1,022
PotlatchDeltic Corp.	153	7,780
PS Business Parks, Inc.	201	25,829
Public Storage	328	74,410
RAIT Financial Trust	1,368	133
Rayonier, Inc.	255	9,866
Retail Properties of America, Inc.	2,548	32,563
Simon Property Group, Inc.	1,407	239,457
Spirit Realty Capital, Inc.	2,431	19,521
Tanger Factory Outlet Centers, Inc.	141	3,312
Tier REIT, Inc.	529	12,580
Urstadt Biddle Properties, Inc.	416	9,414
Ventas, Inc.	1,049	59,741
		974,658

Telecommunication Services — 0.3%
AT&T, Inc.	2,486	79,825
Frontier Communications Corp.	57	306
Intelsat SA (2)	90	1,499
Telephone & Data Systems, Inc.	157	4,305
Verizon Communications, Inc.	6,399	321,934
Vonage Holdings Corp. (2)	528	6,806
		414,675

Utilities — 0.7%
AES Corp./VA	3,718	49,858
CenterPoint Energy, Inc.	4,329	119,957
Consolidated Water Co., Ltd.	154	1,987
Exelon Corp.	5,451	232,213
MDU Resources Group, Inc.	1,809	51,882
NextEra Energy, Inc.	1,590	265,578
UGI Corp.	3,461	180,214
Vistra Energy Corp. (2)	1,370	32,397
		934,086

Total Common Stocks (Cost $24,968,859)		25,769,052

Registered Investment Companies — 52.4%
Baird Core Plus Bond Fund - Class I	491,042	5,337,624
DoubleLine Total Return Bond Fund - Class I	512,072	5,335,794
Frost Total Return Bond Fund - Class I	520,882	5,359,880
Guggenheim Total Return Bond Fund - Class I	198,727	5,345,763
iShares Core U.S. Aggregate Bond ETF (9)	50,311	5,349,066
iShares iBoxx $ High Yield Corporate Bond ETF (3)(9)	41,590	3,538,477
JPMorgan Core Plus Bond Fund - Class L	389,299	3,129,966
Lord Abbett High Yield Fund - Class I	587,881	4,367,954
PGIM Total Return Bond Fund - Class R6	256,473	3,613,704
PIMCO Investment Grade Corporate Bond Fund - Class I	152,330	1,532,440
Pioneer Bond Fund - Class Y	570,630	5,346,800
SPDR Bloomberg Barclays High Yield Bond ETF (9)	101,604	3,604,910
TCW Emerging Markets Income Fund - Class I	878,006	6,901,131
Vanguard Intermediate-Term Corporate Bond ETF (9)	46,700	3,900,384
Vanguard Total Bond Market ETF (9)	37,529	2,971,920
Total Registered Investment Companies (Cost $67,010,781)		65,635,813

Money Market Registered Investment Companies — 11.0%
Morgan Stanley Government Institutional Fund, 1.81% (4)	3,611,339	3,611,339
Meeder Institutional Prime Money Market Fund, 1.96% (5)	10,226,198	10,226,198
Total Money Market Registered Investment Companies (Cost $13,836,560)		13,837,537

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 73

Schedule of Investments
June 30, 2018 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Bank Obligations — 0.2%
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,182	249,182
Total Bank Obligations (Cost $249,182)		249,182

U.S. Government Obligations — 18.2%
U.S. Treasury Note, 2.25%, due 11/15/2025	10,668,000	10,260,032
U.S. Treasury Note, 1.88%, due 12/31/2019	2,312,000	2,291,318
U.S. Treasury Note, 2.13%, due 12/31/2022	10,518,000	10,253,818
Total U.S. Government Obligations (Cost $23,020,999)		22,805,168
Total Investments — 102.3% (Cost $129,086,381)		128,296,752
Liabilities less Other Assets — (2.3%)		(2,834,852)
Total Net Assets — 100.0%		125,461,900

Trustee Deferred Compensation (7)
Meeder Aggressive Allocation Fund	1,823	19,397
Meeder Balanced Fund	924	10,681
Meeder Dynamic Allocation Fund	634	6,923
Meeder Muirfield Fund	979	7,440
Meeder Conservative Allocation Fund	258	5,715
Total Trustee Deferred Compensation (Cost $43,615)		50,156

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	30	9/21/2018	2,933,100	(86,912)
Mini MSCI Emerging Markets Index Futures	10	9/21/2018	531,650	(34,901)
Russell 2000 Mini Index Futures	10	9/21/2018	823,750	(18,794)
Standard & Poors 500 Mini Futures	27	9/21/2018	3,674,160	(28,618)
E-mini Standard & Poors MidCap 400 Futures	6	9/21/2018	1,173,660	(14,401)
Total Futures Contracts	83		9,136,320	(183,626)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$105,242,402	$(183,626)
Level 2 - Other Significant Observable Inputs	23,054,350	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$128,296,752	$(183,626)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

The accompanying notes are an integral part of these financial statements.

Page 74	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 75

Schedule of Investments
June 30, 2018 (unaudited)

Aggressive Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 67.4%
Consumer Discretionary — 7.7%
AMC Networks, Inc. (2)	600	37,320
American Axle & Manufacturing Holdings, Inc. (2)	1,065	16,571
American Eagle Outfitters, Inc.	1,508	35,061
Bed Bath & Beyond, Inc.	1,348	26,859
Big Lots, Inc. (3)	1,373	57,364
Bloomin' Brands, Inc.	3,369	67,717
Brinker International, Inc.	340	16,184
Burlington Stores, Inc. (2)	297	44,707
Cooper-Standard Holdings, Inc. (2)	80	10,454
Crocs, Inc. (2)	947	16,677
Foot Locker, Inc.	231	12,162
Gannett Co., Inc.	5,547	59,353
Gentex Corp.	1,905	43,853
Grand Canyon Education, Inc. (2)	624	69,645
John Wiley & Sons, Inc.	815	50,856
Kohl's Corp.	1,567	114,234
Lear Corp.	906	168,344
Liberty Expedia Holdings, Inc. (2)	2,142	94,119
Lululemon Athletica, Inc. (2)	267	33,335
M/I Homes, Inc. (2)	377	9,983
MCBC Holdings, Inc. (2)	2,156	62,416
Michael Kors Holdings, Ltd. (2)	1,558	103,763
MSG Networks, Inc. (2)	81	1,940
National CineMedia, Inc.	1,097	9,215
New Media Investment Group, Inc.	5,307	98,073
Nexstar Media Group, Inc.	145	10,643
Nordstrom, Inc.	458	23,715
NVR, Inc. (2)	53	157,429
Office Depot, Inc.	3,966	10,113
Penn National Gaming, Inc. (2)	1,090	36,613
Pinnacle Entertainment, Inc. (2)	5,435	183,323
PulteGroup, Inc.	366	10,523
Sally Beauty Holdings, Inc. (2)	66	1,058
Shutterfly, Inc. (2)	289	26,019
Sleep Number Corp. (2)	991	28,759
Stoneridge, Inc. (2)	1,177	41,360
Taylor Morrison Home Corp. (2)	1,397	29,030
Tenneco, Inc.	1,203	52,884
Thor Industries, Inc.	138	13,440
TopBuild Corp. (2)	529	41,442
Tower International, Inc.	973	30,941
tronc, Inc. (2)	2,575	44,496
Weight Watchers International, Inc. (2)	6	607
World Wrestling Entertainment, Inc.	221	16,093
ZAGG, Inc. (2)	242	4,187
		2,022,880

Consumer Staples — 3.3%
Boston Beer Co., Inc./The (2)	101	30,270
Flowers Foods, Inc.	4,101	85,424
Herbalife Nutrition, Ltd. (2)	2,415	129,734
Ingredion, Inc.	133	14,723
Lamb Weston Holdings, Inc.	1,207	82,692
Medifast, Inc.	308	49,329
Performance Food Group Co. (2)	4,847	177,885
Sprouts Farmers Market, Inc. (2)	4,045	89,273
US Foods Holding Corp. (2)	2,591	97,992
USANA Health Sciences, Inc. (2)	683	78,750
Village Super Market, Inc.	1,290	38,003
		874,075

Energy — 3.7%
Abraxas Petroleum Corp. (2)	91	263
Arch Coal, Inc.	651	51,058
Cactus, Inc. (2)	770	26,018
California Resources Corp. (2)	288	13,087
Chesapeake Energy Corp. (2)	684	3,584
CVR Energy, Inc.	825	30,517
Delek US Holdings, Inc.	1,060	53,180
Denbury Resources, Inc. (2)	5,393	25,940
Diamondback Energy, Inc.	294	38,682
Energen Corp. (2)	830	60,441
FTS International, Inc. (2)	1,604	22,841
Hallador Energy Co.	303	2,163
HollyFrontier Corp.	1,801	123,242
Liberty Oilfield Services, Inc. (2)	468	8,761
Mammoth Energy Services, Inc. (2)	396	13,448
Matador Resources Co. (2)	267	8,023
Matrix Service Co. (2)	526	9,652
Newfield Exploration Co. (2)	738	22,325
Overseas Shipholding Group, Inc. (2)	782	3,034
Par Pacific Holdings, Inc. (2)	4,992	86,761
Parsley Energy, Inc. (2)	688	20,833
PBF Energy, Inc.	2,422	101,554
PDC Energy, Inc. (2)	46	2,781
Peabody Energy Corp.	2,331	106,014
ProPetro Holding Corp. (2)	229	3,591
RSP Permian, Inc. (2)	1,026	45,165
W&T Offshore, Inc. (2)	3,721	26,605
Whiting Petroleum Corp. (2)	559	29,470

The accompanying notes are an integral part of these financial statements.

Page 76	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Aggressive Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
WildHorse Resource Development Corp. (2)	1,316	33,374
		972,407

Financials — 10.6%
AG Mortgage Investment Trust, Inc.	285	5,355
American Equity Investment Life Holding Co.	539	19,404
BancFirst Corp.	186	11,011
Bancorp, Inc./The (2)	2,332	24,393
Bank of NT Butterfield & Son, Ltd./The	3,841	175,611
BankUnited, Inc.	4,506	184,070
BOK Financial Corp.	198	18,614
Cannae Holdings, Inc. (2)	3,742	69,414
Charter Financial Corp./MD	53	1,280
Cullen/Frost Bankers, Inc.	1,800	194,832
Enova International, Inc. (2)	382	13,962
Evercore, Inc.	438	46,187
First American Financial Corp.	3,580	185,158
First BanCorp/Puerto Rico (2)	5,371	41,088
First Citizens BancShares, Inc./NC	80	32,264
FirstCash, Inc.	1,696	152,386
Genworth Financial, Inc. (2)	1,308	5,886
Hamilton Lane, Inc.	243	11,657
Infinity Property & Casualty Corp.	221	31,459
Ladder Capital Corp.	11,222	175,288
MB Financial, Inc.	1,194	55,760
Moelis & Co.	1,535	90,028
National General Holdings Corp.	256	6,740
New Residential Investment Corp.	10,972	191,900
NewStar Financial Contingent Value Rights (2)(8)	179	—
Northrim BanCorp, Inc.	585	23,137
OFG Bancorp	1,644	23,098
Oppenheimer Holdings, Inc.	886	24,808
PacWest Bancorp	3,478	171,883
PennyMac Financial Services, Inc. (2)	602	11,829
Popular, Inc.	1,716	77,580
Pzena Investment Management, Inc.	925	8,519
Santander Consumer USA Holdings, Inc.	363	6,930
State Bank Financial Corp.	33	1,102
Stewart Information Services Corp.	673	28,986
TCF Financial Corp.	7,261	178,766
Triumph Bancorp, Inc. (2)	2,263	92,217
Umpqua Holdings Corp.	8,137	183,815
Universal Insurance Holdings, Inc.	2,364	82,976
Walker & Dunlop, Inc.	2,309	128,496
		2,787,889

Healthcare — 11.4%
Abaxis, Inc.	80	6,641
ABIOMED, Inc. (2)	179	73,220
Acorda Therapeutics, Inc. (2)	21	603
Alkermes PLC (2)	465	19,139
Alnylam Pharmaceuticals, Inc. (2)	249	24,524
AMAG Pharmaceuticals, Inc. (2)	867	16,907
Amneal Pharmaceuticals, Inc. (2)	641	10,519
Amphastar Pharmaceuticals, Inc. (2)	1,599	24,401
AnaptysBio, Inc. (2)	32	2,273
Apellis Pharmaceuticals, Inc. (2)	108	2,376
Arena Pharmaceuticals, Inc. (2)	395	17,222
Array BioPharma, Inc. (2)	442	7,417
Atara Biotherapeutics, Inc. (2)	113	4,153
athenahealth, Inc. (2)	123	19,574
Bio-Rad Laboratories, Inc. (2)	141	40,684
Bio-Techne Corp.	137	20,269
Bluebird Bio, Inc. (2)	165	25,897
Blueprint Medicines Corp. (2)	61	3,872
Bruker Corp.	77	2,236
Cambrex Corp. (2)	266	13,912
Cantel Medical Corp.	146	14,361
Catalent, Inc. (2)	4,262	178,535
Catalyst Pharmaceuticals, Inc. (2)	281	877
Charles River Laboratories International, Inc. (2)	134	15,043
Chemed Corp.	357	114,886
ChemoCentryx, Inc. (2)	227	2,990
Collegium Pharmaceutical, Inc. (2)	590	14,072
Concert Pharmaceuticals, Inc. (2)	462	7,775
CONMED Corp.	752	55,046
Corcept Therapeutics, Inc. (2)	1,461	22,967
Cutera, Inc. (2)	70	2,821
CytomX Therapeutics, Inc. (2)	469	10,721
Dyax Corp. Contingent Value Rights (2)(8)	7,373	0
Eagle Pharmaceuticals, Inc./DE (2)	63	4,767
Editas Medicine, Inc. (2)	188	6,736
Emergent BioSolutions, Inc. (2)	1,662	83,914
Enanta Pharmaceuticals, Inc. (2)	374	43,347
Encompass Health Corp.	587	39,752
Exact Sciences Corp. (2)	164	9,806
Exelixis, Inc. (2)	3,157	67,939
Fate Therapeutics, Inc. (2)	176	1,996
FibroGen, Inc. (2)	62	3,881
Foundation Medicine, Inc. (2)	51	6,972
G1 Therapeutics, Inc. (2)	96	4,172
Genomic Health, Inc. (2)	1,153	58,111

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 77

Schedule of Investments
June 30, 2018 (unaudited)

Aggressive Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Global Blood Therapeutics, Inc. (2)	23	1,040
Globus Medical, Inc. (2)	2,863	144,467
Haemonetics Corp. (2)	1,253	112,369
Halozyme Therapeutics, Inc. (2)	768	12,956
Heron Therapeutics, Inc. (2)	59	2,292
Hill-Rom Holdings, Inc.	1,048	91,532
HMS Holdings Corp. (2)	838	18,118
ICU Medical, Inc. (2)	376	110,412
ImmunoGen, Inc. (2)	1,681	16,356
Immunomedics, Inc. (2)	632	14,959
Innoviva, Inc. (2)	1,575	21,735
Inogen, Inc. (2)	156	29,067
Integer Holdings Corp. (2)	1,216	78,614
Intersect ENT, Inc. (2)	906	33,930
Iovance Biotherapeutics, Inc. (2)	119	1,523
Ironwood Pharmaceuticals, Inc. (2)	930	17,782
LivaNova PLC (2)	60	5,989
Loxo Oncology, Inc. (2)	141	24,461
Luminex Corp.	399	11,782
Madrigal Pharmaceuticals, Inc. (2)	21	5,873
Mallinckrodt PLC (2)	820	15,301
Masimo Corp. (2)	364	35,545
Molina Healthcare, Inc. (2)	207	20,274
Momenta Pharmaceuticals, Inc. (2)	267	5,460
MyoKardia, Inc. (2)	180	8,937
Myriad Genetics, Inc. (2)	1,436	53,663
Nektar Therapeutics (2)	805	39,308
Neurocrine Biosciences, Inc. (2)	393	38,608
Orthofix International NV (2)	1,238	70,343
Phibro Animal Health Corp.	951	43,794
Premier, Inc. (2)	3,352	121,946
Prestige Brands Holdings, Inc. (2)	52	1,996
PTC Therapeutics, Inc. (2)	325	10,962
Quality Systems, Inc. (2)	706	13,767
Quidel Corp. (2)	358	23,807
REGENXBIO, Inc. (2)	234	16,790
ResMed, Inc.	1,058	109,588
Retrophin, Inc. (2)	328	8,941
Sage Therapeutics, Inc. (2)	275	43,046
Sangamo Therapeutics, Inc. (2)	181	2,570
Sarepta Therapeutics, Inc. (2)	275	36,350
Seattle Genetics, Inc. (2)	11	730
Spectrum Pharmaceuticals, Inc. (2)	1,235	25,886
STAAR Surgical Co. (2)	340	10,540
STERIS PLC	33	3,465
Supernus Pharmaceuticals, Inc. (2)	79	4,728
Tabula Rasa HealthCare, Inc. (2)	187	11,936
Tenet Healthcare Corp. (2)	61	2,048
Titan Pharmaceuticals, Inc. (2)	1,153	1,257
Triple-S Management Corp. (2)	1,248	48,747
United Therapeutics Corp. (2)	748	84,636
Vanda Pharmaceuticals, Inc. (2)	595	11,335
WellCare Health Plans, Inc. (2)	786	193,545
Xencor, Inc. (2)	231	8,549
		2,990,981

Industrials — 7.2%
Allison Transmission Holdings, Inc.	4,693	190,020
ArcBest Corp.	447	20,428
Atkore International Group, Inc. (2)	1,671	34,707
Axon Enterprise, Inc. (2)	109	6,887
Barrett Business Services, Inc.	82	7,919
Blue Bird Corp. (2)	541	12,091
Casella Waste Systems, Inc. (2)	2,046	52,398
Copart, Inc. (2)	2,727	154,239
Curtiss-Wright Corp.	723	86,051
EMCOR Group, Inc.	688	52,412
Encore Wire Corp.	60	2,847
Forward Air Corp.	2,929	173,045
FTI Consulting, Inc. (2)	431	26,067
Genco Shipping & Trading, Ltd. (2)	316	4,898
Global Brass & Copper Holdings, Inc.	800	25,080
H&E Equipment Services, Inc.	746	28,057
Herman Miller, Inc. (2)	632	21,425
Hexcel Corp.	164	10,886
Hillenbrand, Inc.	1,084	51,111
Huntington Ingalls Industries, Inc.	565	122,486
Insperity, Inc.	210	20,003
JetBlue Airways Corp. (2)	6,030	114,449
KBR, Inc.	671	12,024
Kelly Services, Inc.	668	14,997
Kforce, Inc.	530	18,179
KLX, Inc. (2)	178	12,798
LB Foster Co. (2)	484	11,108
McGrath RentCorp	1,104	69,850
Miller Industries, Inc./TN	15	383
MSC Industrial Direct Co., Inc.	79	6,703
Navigant Consulting, Inc. (2)	734	16,251
Old Dominion Freight Line, Inc.	948	141,214
Park-Ohio Holdings Corp.	22	821
Pitney Bowes, Inc.	1,185	10,155
Proto Labs, Inc. (2)	250	29,738
Quad/Graphics, Inc.	1,487	30,974
Quanta Services, Inc. (2)	67	2,238

The accompanying notes are an integral part of these financial statements.

Page 78	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Aggressive Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
RR Donnelley & Sons Co.	166	956
Ryder System, Inc.	631	45,344
Saia, Inc. (2)	190	15,362
Spirit AeroSystems Holdings, Inc.	724	62,199
Systemax, Inc.	485	16,650
Teledyne Technologies, Inc. (2)	79	15,726
TPI Composites, Inc. (2)	575	16,813
Triton International, Ltd./Bermuda	63	1,932
United Rentals, Inc. (2)	476	70,267
Vectrus, Inc. (2)	1,244	38,340
Vicor Corp. (2)	211	9,189
		1,887,717

Information Technology — 10.3%
Amkor Technology, Inc. (2)	6,778	58,223
ANSYS, Inc. (2)	402	70,020
ARRIS International PLC (2)	6,461	157,939
Aspen Technology, Inc. (2)	1,955	181,307
Avnet, Inc.	2,533	108,640
Blucora, Inc. (2)	228	8,436
Booz Allen Hamilton Holding Corp.	800	34,984
CACI International, Inc. (2)	239	40,283
CDW Corp./DE	784	63,339
Ciena Corp. (2)	3,573	94,720
Comtech Telecommunications Corp.	2,218	70,710
Electro Scientific Industries, Inc. (2)	904	14,256
Etsy, Inc. (2)	1,339	56,492
Fair Isaac Corp. (2)	475	91,827
First Solar, Inc. (2)	493	25,961
Five9, Inc. (2)	31	1,072
Fortinet, Inc. (2)	2,393	149,395
GrubHub, Inc. (2)	201	21,087
Immersion Corp. (2)	832	12,846
InterDigital, Inc./PA	605	48,945
IPG Photonics Corp. (2)	315	69,498
Jabil, Inc.	4,635	128,204
Marvell Technology Group, Ltd.	4,021	86,210
MKS Instruments, Inc.	643	61,535
Nanometrics, Inc. (2)	425	15,049
NCR Corp. (2)	583	17,478
NETGEAR, Inc. (2)	81	5,063
Nutanix, Inc. (2)	607	31,303
ON Semiconductor Corp. (2)	8,031	178,569
Plantronics, Inc.	25	1,906
Progress Software Corp.	3,031	117,663
Pure Storage, Inc. (2)	468	11,176
Qualys, Inc. (2)	9	759
QuinStreet, Inc. (2)	332	4,216
RingCentral, Inc. (2)	1,270	89,345
Rosetta Stone, Inc. (2)	766	12,279
Science Applications International Corp.	377	30,511
SMART Global Holdings, Inc. (2)	13	414
Stamps.com, Inc. (2)	78	19,738
Syntel, Inc. (2)	3,506	112,508
Take-Two Interactive Software, Inc. (2)	114	13,493
Tech Data Corp. (2)	1,216	99,858
TechTarget, Inc. (2)	1,150	32,660
Travelport Worldwide, Ltd.	407	7,546
Twilio, Inc. (2)	502	28,122
Unisys Corp. (2)	93	1,200
Web.com Group, Inc. (2)	96	2,482
Xcerra Corp. (2)	9,700	135,509
XO Group, Inc. (2)	449	14,368
Zebra Technologies Corp. (2)	366	52,430
		2,691,574

Materials — 4.4%
AdvanSix, Inc. (2)	697	25,531
Alcoa Corp. (2)	1,053	49,365
Chemours Co./The	1,173	52,034
Gold Resource Corp.	1,434	9,450
Huntsman Corp.	590	17,228
Kraton Corp. (2)	1,345	62,058
Kronos Worldwide, Inc.	2,506	56,460
Louisiana-Pacific Corp.	3,527	96,005
Olin Corp.	60	1,723
Rayonier Advanced Materials, Inc.	2,021	34,539
Reliance Steel & Aluminum Co.	1,999	174,992
Schnitzer Steel Industries, Inc.	124	4,179
Steel Dynamics, Inc.	3,806	174,886
SunCoke Energy, Inc. (2)	378	5,065
Tredegar Corp.	322	7,567
Trinseo SA	2,194	155,664
United States Steel Corp.	859	29,850
Verso Corp. (2)	796	17,321
Warrior Met Coal, Inc.	1,377	37,964
Westlake Chemical Corp.	1,358	146,162
Worthington Industries, Inc.	103	4,323
		1,162,366

Real Estate Investment Trust — 6.5%
Brixmor Property Group, Inc.	410	7,146
CareTrust REIT, Inc.	662	11,049
Chesapeake Lodging Trust	2,647	83,751

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 79

Schedule of Investments
June 30, 2018 (unaudited)

Aggressive Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
CoreCivic, Inc.	2,991	71,455
CubeSmart	6,316	203,502
GEO Group, Inc./The	2,097	57,751
Gladstone Commercial Corp.	1,566	30,099
Hersha Hospitality Trust	4,807	103,110
Hospitality Properties Trust	2,184	62,484
Lamar Advertising Co.	2,357	161,007
LaSalle Hotel Properties	405	13,863
Omega Healthcare Investors, Inc.	1,146	35,526
Park Hotels & Resorts, Inc.	1,561	47,813
Pebblebrook Hotel Trust	1,698	65,882
Pennsylvania Real Estate Investment Trust	1,114	12,243
Piedmont Office Realty Trust, Inc.	9,082	181,004
PotlatchDeltic Corp.	921	46,833
PS Business Parks, Inc.	251	32,254
Rayonier, Inc.	1,338	51,767
Retail Properties of America, Inc.	11,824	151,111
Ryman Hospitality Properties, Inc.	217	18,044
Spirit Realty Capital, Inc.	305	2,449
Tanger Factory Outlet Centers, Inc.	2,689	63,165
Tier REIT, Inc.	3,737	88,866
Urstadt Biddle Properties, Inc.	3,420	77,395
Washington Prime Group, Inc.	767	6,220
Xenia Hotels & Resorts, Inc.	559	13,617
		1,699,406

Telecommunication Services — 0.3%
Frontier Communications Corp.	524	2,809
Intelsat SA (2)	458	7,630
Telephone & Data Systems, Inc.	1,197	32,822
Vonage Holdings Corp. (2)	2,721	35,074
		78,335

Utilities — 2.0%
Consolidated Water Co., Ltd.	12	155
MDU Resources Group, Inc.	6,666	191,181
New Jersey Resources Corp.	1,725	77,194
NRG Energy, Inc.	902	27,691
UGI Corp.	4,036	210,148
Vistra Energy Corp. (2)	1,099	26,002
		532,371

Total Common Stocks (Cost $16,298,600)		17,700,001

Registered Investment Companies — 15.3%
iShares Core MSCI EAFE ETF (9)	36,743	2,328,404
iShares Core MSCI Emerging Markets ETF (9)	5,206	273,367
iShares Core U.S. Aggregate Bond ETF (9)	13,139	1,396,938
Total Registered Investment Companies (Cost $3,916,398)		3,998,709

Money Market Registered Investment Companies — 11.8%
Morgan Stanley Government Institutional Fund, 1.81% (4)	55,944	55,944
Meeder Institutional Prime Money Market Fund, 1.96% (5)	3,048,076	3,048,076
Total Money Market Registered Investment Companies (Cost $3,103,606)		3,104,020

Bank Obligations — 2.9%
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,219	249,219
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,223	249,223
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,181	249,181
Total Bank Obligations (Cost $747,623)		747,623
Total Investments — 97.4% (Cost $24,066,227)		25,550,353
Other Assets less Liabilities — 2.6%		670,042
Total Net Assets — 100.0%		26,220,395

Trustee Deferred Compensation (7)
Meeder Aggressive Allocation Fund	2,211	23,525
Meeder Balanced Fund	1,126	13,017
Meeder Dynamic Allocation Fund	774	8,452
Meeder Muirfield Fund	1,098	8,345
Meeder Conservative Allocation Fund	314	6,955
Total Trustee Deferred Compensation (Cost $52,677)		60,294

The accompanying notes are an integral part of these financial statements.

Page 80	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Aggressive Allocation Fund
	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	24	9/21/2018	2,346,480	(83,768)
Mini MSCI Emerging Markets Index Futures	16	9/21/2018	850,640	(56,124)
Russell 2000 Mini Index Futures	2	9/21/2018	164,750	(2,783)
E-mini Standard & Poors MidCap 400 Futures	3	9/21/2018	586,830	(14,031)
Total Futures Contracts	45		3,948,700	(156,706)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$24,802,730	$(156,706)
Level 2 - Other Significant Observable Inputs	747,623	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$25,550,353	$(156,706)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Aggressive Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 81

Schedule of Investments
June 30, 2018 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 64.6%
Consumer Discretionary — 8.7%
Amazon.com, Inc. (2)	1,489	2,531,002
AMC Networks, Inc. (2)	867	53,927
Best Buy Co., Inc.	2,353	175,487
Booking Holdings, Inc. (2)	505	1,023,680
Brunswick Corp./DE	1,666	107,424
Burlington Stores, Inc. (2)	901	135,628
Carter's, Inc.	656	71,104
Comcast Corp.	27,200	892,432
Foot Locker, Inc.	297	15,637
Ford Motor Co.	73,765	816,579
General Motors Co.	17,314	682,172
Gentex Corp.	1,455	33,494
Graham Holdings Co.	51	29,891
H&R Block, Inc.	2,159	49,182
Home Depot, Inc./The	2,071	404,052
Interpublic Group of Cos., Inc./The	1,967	46,106
John Wiley & Sons, Inc.	1,879	117,250
Kohl's Corp.	484	35,284
Las Vegas Sands Corp.	10,265	783,835
Lear Corp.	2,775	515,623
Liberty Expedia Holdings, Inc. (2)	2,021	88,803
Liberty Media Corp-Liberty SiriusXM (2)	6,000	272,160
Lululemon Athletica, Inc. (2)	968	120,855
Macy's, Inc.	2,365	88,522
Michael Kors Holdings, Ltd. (2)	2,211	147,253
Netflix, Inc. (2)	1,183	463,062
NVR, Inc. (2)	38	112,873
PulteGroup, Inc.	7,708	221,605
PVH Corp.	391	58,541
Qurate Retail, Inc. (2)	693	14,705
Ross Stores, Inc.	8,091	685,712
Thor Industries, Inc.	87	8,473
TJX Cos., Inc./The	1,336	127,160
Toll Brothers, Inc.	99	3,662
Twenty-First Century Fox, Inc. - Class B	3,358	165,449
Urban Outfitters, Inc. (2)	930	41,432
Viacom, Inc.	5,020	151,403
Walt Disney Co./The	8,590	900,318
Wyndham Destinations, Inc.	3,269	144,719
		12,336,496

Consumer Staples — 1.2%
Flowers Foods, Inc.	670	13,956
Herbalife Nutrition, Ltd. (2)	144	7,736
Kroger Co./The	2,813	80,030
Lamb Weston Holdings, Inc.	2,214	151,681
Tyson Foods, Inc.	10,893	749,983
US Foods Holding Corp. (2)	3,664	138,572
Walmart, Inc.	6,928	593,383
		1,735,341

Energy — 6.5%
Anadarko Petroleum Corp.	6,038	442,284
Andeavor	3,723	488,383
Apergy Corp. (2)	41	1,712
Chevron Corp.	8,393	1,061,127
ConocoPhillips	14,098	981,503
CONSOL Energy, Inc. (2)	405	15,532
Continental Resources, Inc./OK (2)	5,894	381,695
Energen Corp. (2)	1,433	104,351
Exxon Mobil Corp.	14,665	1,213,235
Halliburton Co.	8,143	366,924
HollyFrontier Corp.	4,157	284,464
Marathon Oil Corp.	12,097	252,343
Marathon Petroleum Corp.	11,498	806,700
Occidental Petroleum Corp.	10,937	915,208
PBF Energy, Inc.	4,107	172,207
Phillips 66	7,664	860,744
Valero Energy Corp.	7,835	868,353
		9,216,765

Financials — 9.1%
Aflac, Inc.	18,341	789,030
Allstate Corp./The	6,252	570,620
Arthur J Gallagher & Co.	397	25,916
Bank of America Corp.	57,768	1,628,480
BankUnited, Inc.	806	32,925
BB&T Corp.	16,243	819,297
Berkshire Hathaway, Inc. (2)	10,577	1,974,197
Brown & Brown, Inc.	1,824	50,580
Discover Financial Services	10,294	724,801
Fifth Third Bancorp	23,896	685,815
First American Financial Corp.	4,297	222,241
Hanover Insurance Group, Inc./The	1,201	143,592
JPMorgan Chase & Co.	9,686	1,009,281
Lazard, Ltd.	2,821	137,975
LPL Financial Holdings, Inc.	1,266	82,974
Morningstar, Inc.	887	113,758
New Residential Investment Corp.	15,563	272,197
PNC Financial Services Group, Inc./The	5,021	678,337
Progressive Corp./The	13,505	798,821
Prudential Financial, Inc.	8,668	810,545
Regions Financial Corp.	39,313	698,985

The accompanying notes are an integral part of these financial statements.

Page 82	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Reinsurance Group of America, Inc.	1,015	135,482
Santander Consumer USA Holdings, Inc.	5,258	100,375
TCF Financial Corp.	5,306	130,634
Wells Fargo & Co.	6,069	336,465
		12,973,323

Healthcare — 9.5%
AbbVie, Inc.	7,867	728,878
ABIOMED, Inc. (2)	578	236,431
Alexion Pharmaceuticals, Inc. (2)	944	117,198
Align Technology, Inc. (2)	134	45,847
Amgen, Inc.	5,196	959,130
Anthem, Inc.	3,747	891,898
AquaBounty Technologies, Inc. (2)	852	2,837
Baxter International, Inc.	11,193	826,491
Biogen, Inc. (2)	3,121	905,839
Cardinal Health, Inc.	2,498	121,977
Centene Corp. (2)	4,733	583,153
Cerner Corp. (2)	7,675	458,888
Exelixis, Inc. (2)	1,863	40,092
Express Scripts Holding Co. (2)	10,670	823,831
Gilead Sciences, Inc.	13,684	969,375
HCA Healthcare, Inc.	7,541	773,707
Hill-Rom Holdings, Inc.	33	2,882
Johnson & Johnson	3,956	480,021
Medtronic PLC	10,691	915,257
Merck & Co., Inc.	173	10,501
Neurocrine Biosciences, Inc. (2)	672	66,017
Pfizer, Inc.	30,924	1,121,923
Premier, Inc. (2)	6,152	223,810
Sarepta Therapeutics, Inc. (2)	46	6,080
United Therapeutics Corp. (2)	955	108,058
UnitedHealth Group, Inc.	5,504	1,350,351
Universal Health Services, Inc.	496	55,274
Vertex Pharmaceuticals, Inc. (2)	3,703	629,362
WellCare Health Plans, Inc. (2)	434	106,868
Zoetis, Inc.	78	6,645
		13,568,621

Industrials — 4.0%
Allison Transmission Holdings, Inc.	4,159	168,398
Boeing Co./The	3,791	1,271,918
Copart, Inc. (2)	5,522	312,324
CSX Corp.	1,540	98,221
Delta Air Lines, Inc.	15,887	787,042
Huntington Ingalls Industries, Inc.	212	45,959
JetBlue Airways Corp. (2)	3,750	71,175
Norfolk Southern Corp.	4,585	691,739
Old Dominion Freight Line, Inc.	44	6,554
Oshkosh Corp.	848	59,631
Quanta Services, Inc. (2)	6,422	214,495
Robert Half International, Inc.	1,298	84,500
Teledyne Technologies, Inc. (2)	645	128,394
Union Pacific Corp.	7,617	1,079,177
United Continental Holdings, Inc. (2)	3,995	278,571
WESCO International, Inc. (2)	205	11,706
WW Grainger, Inc.	1,030	317,652
		5,627,456

Information Technology — 17.7%
Accenture PLC	6,682	1,093,108
Adobe Systems, Inc. (2)	4,621	1,126,646
Akamai Technologies, Inc. (2)	3,980	291,455
Alphabet, Inc. - Class C (2)	1,658	1,849,748
Alphabet, Inc. - Class A (2)	100	112,919
Apple, Inc.	17,576	3,253,493
Applied Materials, Inc.	18,827	869,619
Booz Allen Hamilton Holding Corp.	3,768	164,775
Broadridge Financial Solutions, Inc.	3,257	374,881
CA, Inc.	10,512	374,753
CDW Corp./DE	3,299	266,526
Cisco Systems, Inc.	17,651	759,523
Citrix Systems, Inc. (2)	5,274	552,926
Conduent, Inc. (2)	1,325	24,075
DXC Technology Co.	8,133	655,601
F5 Networks, Inc. (2)	453	78,120
Facebook, Inc. (2)	8,318	1,616,354
First Solar, Inc. (2)	247	13,007
Fortinet, Inc. (2)	3,464	216,258
HP, Inc.	33,961	770,575
Intel Corp.	22,778	1,132,294
International Business Machines Corp.	5,233	731,050
Intuit, Inc.	4,313	881,167
IPG Photonics Corp. (2)	92	20,298
Jabil, Inc.	2,787	77,088
Lam Research Corp.	3,773	652,163
Mastercard, Inc.	6,800	1,336,336
Micron Technology, Inc. (2)	15,178	795,934
Microsoft Corp.	28,422	2,802,693
NVIDIA Corp.	1,418	335,924
ON Semiconductor Corp. (2)	13,797	306,776
Oracle Corp.	11,158	491,621
Red Hat, Inc. (2)	5,592	751,397
Texas Instruments, Inc.	3,051	336,373

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 83

Schedule of Investments
June 30, 2018 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Zebra Technologies Corp. (2)	706	101,135
		25,216,611

Materials — 2.1%
Avery Dennison Corp.	839	85,662
Celanese Corp.	995	110,505
Chemours Co./The	2,673	118,574
Eagle Materials, Inc.	1,896	199,023
Eastman Chemical Co.	5,441	543,882
Freeport-McMoRan, Inc.	3,554	61,342
Huntsman Corp.	4,517	131,896
LyondellBasell Industries NV	7,405	813,439
Olin Corp.	1,381	39,662
Packaging Corp. of America	1,641	183,447
Reliance Steel & Aluminum Co.	2,721	238,196
Steel Dynamics, Inc.	4,063	186,695
United States Steel Corp.	469	16,298
Westlake Chemical Corp.	1,795	193,196
WestRock Co.	1,662	94,767
		3,016,584

Real Estate Investment Trust — 2.3%
American Tower Corp.	305	43,972
CoreCivic, Inc.	1,348	32,204
CubeSmart	8,379	269,971
Essex Property Trust, Inc.	3,010	719,601
Host Hotels & Resorts, Inc.	23,809	501,656
Lamar Advertising Co.	582	39,756
Piedmont Office Realty Trust, Inc.	182	3,627
Public Storage	2,050	465,063
Rayonier, Inc.	1,477	57,145
Retail Properties of America, Inc.	3,408	43,554
Simon Property Group, Inc.	5,091	866,437
Tanger Factory Outlet Centers, Inc.	999	23,467
Ventas, Inc.	2,374	135,199
		3,201,652

Telecommunication Services — 1.3%
AT&T, Inc.	12,566	403,494
Telephone & Data Systems, Inc.	1,144	31,368
Verizon Communications, Inc.	28,551	1,436,401
		1,871,263

Utilities — 2.2%
Avangrid, Inc.	806	42,662
CenterPoint Energy, Inc.	13,053	361,699
Evergy, Inc.	2,707	151,998
Exelon Corp.	19,886	847,144
MDU Resources Group, Inc.	13,127	376,482
NextEra Energy, Inc.	5,737	958,251
OGE Energy Corp.	560	19,718
Public Service Enterprise Group, Inc.	4,614	249,802
UGI Corp.	1,273	66,285
Vectren Corp.	295	21,078
Vistra Energy Corp. (2)	4	93
		3,095,212

Total Common Stocks (Cost $80,408,549)		91,859,324

Registered Investment Companies — 12.4%
iShares Core MSCI EAFE ETF (6)	136,531	8,651,969
iShares Core MSCI Emerging Markets ETF (6)	24,090	1,264,966
iShares Core U.S. Aggregate Bond ETF (6)	72,302	7,687,149
Total Registered Investment Companies (Cost $17,245,890)		17,604,084

Money Market Registered Investment Companies — 20.4%
Meeder Institutional Prime Money Market Fund, 1.96% (3)	28,956,306	28,956,306
Total Money Market Registered Investment Companies (Cost $28,953,415)		28,956,306

Bank Obligations — 0.9%
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (4)	249,219	249,219
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (4)	249,223	249,223
Pacific Mercantile Bank Deposit Account, 1.83%, 7/2/2018 (4)	249,317	249,317
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (4)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (4)	249,267	249,267
Total Bank Obligations (Cost $1,246,208)		1,246,208
Total Investments — 98.3% (Cost $127,854,062)		139,665,922
Other Assets less Liabilities — 1.7%		2,470,912
Total Net Assets — 100.0%		142,136,834

The accompanying notes are an integral part of these financial statements.

Page 84	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Trustee Deferred Compensation (5)
Meeder Aggressive Allocation Fund	4,033	42,911
Meeder Balanced Fund	2,020	23,351
Meeder Dynamic Allocation Fund	1,421	15,517
Meeder Muirfield Fund	2,092	15,899
Meeder Conservative Allocation Fund	574	12,714
Total Trustee Deferred Compensation (Cost $94,886)		110,392

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	183	9/21/2018	17,891,910	(623,412)
Mini MSCI Emerging Markets Index Futures	95	9/21/2018	5,050,675	(331,277)
Standard & Poors 500 Mini Futures	60	9/21/2018	8,164,800	(176,624)
Total Futures Contracts	338		31,107,385	(1,131,313)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$138,419,714	$(1,131,313)
Level 2 - Other Significant Observable Inputs	1,246,208	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$139,665,922	$(1,131,313)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Exchange-traded fund.
(7)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 85

Schedule of Investments
June 30, 2018 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 94.9%
Consumer Discretionary — 26.4%
Big Lots, Inc. (3)	13,016	543,808
BorgWarner, Inc.	14,500	625,820
Brinker International, Inc.	19,666	936,102
Cheesecake Factory, Inc./The	14,399	792,809
Dillard's, Inc. (3)	11,686	1,104,327
Foot Locker, Inc.	17,433	917,847
GameStop Corp. (3)	43,779	637,860
Goodyear Tire & Rubber Co./The	24,529	571,280
H&R Block, Inc.	28,426	647,544
Hanesbrands, Inc.	37,199	819,122
International Speedway Corp.	19,634	877,640
Interpublic Group of Cos., Inc./The	30,684	719,233
Kohl's Corp.	14,455	1,053,770
Leggett & Platt, Inc.	16,460	734,774
Macy's, Inc.	32,645	1,221,902
Michael Kors Holdings, Ltd. (2)	12,632	841,291
News Corp.	46,393	735,329
Nordstrom, Inc.	16,293	843,652
Office Depot, Inc.	244,251	622,840
Papa John's International, Inc.	12,331	625,428
PulteGroup, Inc.	23,461	674,504
PVH Corp.	4,767	713,715
Ralph Lauren Corp.	7,236	909,710
Sally Beauty Holdings, Inc. (2)	42,696	684,417
Signet Jewelers, Ltd.	14,399	802,744
Tractor Supply Co.	10,391	794,808
TripAdvisor, Inc. (2)	18,549	1,033,365
		21,485,641

Consumer Staples — 3.3%
Boston Beer Co., Inc./The (2)	4,013	1,202,696
Dean Foods Co.	70,630	742,321
United Natural Foods, Inc. (2)	16,409	700,008
		2,645,025

Energy — 7.0%
Callon Petroleum Co. (2)	51,050	548,277
Gulfport Energy Corp. (2)	59,409	746,771
Helmerich & Payne, Inc.	12,004	765,375
Newfield Exploration Co. (2)	23,544	712,206
Oceaneering International, Inc.	34,346	874,449
QEP Resources, Inc. (2)	58,278	714,488
Rowan Cos. Plc (2)	46,178	749,007
World Fuel Services Corp.	27,768	566,745
		5,677,318

Financials — 9.7%
Assurant, Inc.	8,052	833,301
Brighthouse Financial, Inc. (2)	14,330	574,203
Everest Re Group, Ltd.	3,090	712,183
Genworth Financial, Inc. (2)	256,959	1,156,316
Navient Corp.	57,101	744,026
People's United Financial, Inc.	41,260	746,393
Torchmark Corp.	8,860	721,293
Trustmark Corp.	24,604	802,829
Wells Fargo & Co. Preferred (2)(8)	1	—
XL Group, Ltd.	15,005	839,530
Zions Bancorporation	14,565	767,430
		7,897,504

Healthcare — 9.9%
Avanos Medical, Inc. (2)	16,343	935,637
Cooper Cos., Inc./The	3,325	782,871
LifePoint Health, Inc. (2)	15,685	765,428
Mallinckrodt PLC (2)	34,814	649,629
Owens & Minor, Inc.	40,972	684,642
Patterson Cos., Inc.	20,964	475,254
PerkinElmer, Inc.	10,353	758,150
Prestige Brands Holdings, Inc. (2)	18,192	698,209
Tenet Healthcare Corp. (2)	19,362	649,982
Universal Health Services, Inc.	7,022	782,532
Varian Medical Systems, Inc. (2)	7,280	827,882
		8,010,216

Industrials — 12.9%
Acuity Brands, Inc.	4,500	521,415
Allegion PLC	8,622	666,998
AO Smith Corp.	11,484	679,279
Esterline Technologies Corp. (2)	9,879	729,070
Fluor Corp.	14,812	722,529
Fortune Brands Home & Security, Inc.	11,334	608,522
GATX Corp.	11,116	825,141
Herman Miller, Inc. (2)	19,108	647,761
HNI Corp.	20,336	756,499
Jacobs Engineering Group, Inc.	11,465	727,913
Pitney Bowes, Inc.	70,426	603,551
Quanta Services, Inc. (2)	18,752	626,317
Robert Half International, Inc.	13,397	872,145
Snap-on, Inc.	4,517	725,972
Stericycle, Inc. (2)	11,418	745,481
		10,458,593

The accompanying notes are an integral part of these financial statements.

Page 86	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Information Technology — 10.0%
CommVault Systems, Inc. (2)	10,947	720,860
Convergys Corp.	33,758	825,046
F5 Networks, Inc. (2)	5,763	993,829
FLIR Systems, Inc.	14,966	777,783
Juniper Networks, Inc.	27,293	748,374
Plantronics, Inc.	12,524	954,955
Qorvo, Inc. (2)	10,779	864,152
Synaptics, Inc. (2)	16,387	825,413
Western Union Co./The	38,986	792,585
Xerox Corp. (2)	26,140	627,360
		8,130,357

Materials — 4.7%
Avery Dennison Corp.	6,712	685,295
Carpenter Technology Corp.	14,905	783,556
CF Industries Holdings, Inc.	19,111	848,528
Compass Minerals International, Inc.	10,597	696,753
Minerals Technologies, Inc.	10,184	767,364
		3,781,496

Real Estate Investment Trust — 6.9%
Apartment Investment & Management Co.	18,555	784,877
Duke Realty Corp.	28,589	829,939
Iron Mountain, Inc.	21,304	745,853
PotlatchDeltic Corp.	15,691	797,887
SL Green Realty Corp.	7,648	768,853
UDR, Inc.	20,848	782,634
Washington Prime Group, Inc.	111,799	906,690
		5,616,733

Utilities — 4.1%
AES Corp./VA	72,315	969,744
Alliant Energy Corp.	17,997	761,633
NRG Energy, Inc.	26,360	809,252
Pinnacle West Capital Corp.	9,415	758,475
		3,299,104

Total Common Stocks (Cost $69,571,221)		77,001,987

Money Market Registered Investment Companies — 5.5%
Morgan Stanley Government Institutional Fund, 1.81% (4)	2,169,734	2,169,734
Meeder Institutional Prime Money Market Fund, 1.96% (5)	2,250,892	2,250,892
Total Money Market Registered Investment Companies (Cost $4,420,542)		4,420,626

Bank Obligations — 1.5%
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,219	249,219
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (6)	221,558	221,558
Pacific Mercantile Bank Deposit Account, 1.83%, 7/2/2018 (6)	249,317	249,317
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,182	249,182
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,267	249,267
Total Bank Obligations (Cost $1,218,543)		1,218,543
Total Investments — 101.9% (Cost $75,210,306)		82,641,156
Liabilities less Other Assets - (1.9%)		(1,555,989)
Total Net Assets — 100.0%		81,085,167

Trustee Deferred Compensation (7)
Meeder Aggressive Allocation Fund	1,789	19,035
Meeder Balanced Fund	920	10,635
Meeder Dynamic Allocation Fund	627	6,847
Meeder Muirfield Fund	979	7,440
Meeder Conservative Allocation Fund	258	5,715
Total Trustee Deferred Compensation (Cost $43,984)		49,672

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 87

Schedule of Investments
June 30, 2018 (unaudited)

Quantex Fund
	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	16	9/21/2018	3,129,760	(75,060)
Total Futures Contracts	16		3,129,760	(75,060)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$81,422,613	$(75,060)
Level 2 - Other Significant Observable Inputs	1,218,543	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$82,641,156	$(75,060)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Page 88	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies — 74.3%
Baird Core Plus Bond Fund - Class I	323,393	3,515,280
DoubleLine Total Return Bond Fund - Class I	323,471	3,370,566
Frost Total Return Bond Fund - Class I	328,542	3,380,697
Guggenheim Total Return Bond Fund - Class I	125,452	3,374,665
iShares Core U.S. Aggregate Bond ETF (4)	101,889	10,832,838
iShares iBoxx $ High Yield Corporate Bond ETF (4)	7,931	674,769
JPMorgan Core Plus Bond Fund - Class L	370,943	2,982,381
Lord Abbett High Yield Fund - Class I	78,427	582,709
PGIM Total Return Bond Fund - Class R6	211,978	2,986,763
PIMCO Investment Grade Corporate Bond Fund - Class I	113,963	1,146,465
Pioneer Bond Fund - Class Y	357,713	3,351,773
SPDR Bloomberg Barclays High Yield Bond ETF (4)	18,475	655,493
TCW Emerging Markets Income Fund - Class I	202,593	1,592,379
Vanguard Intermediate-Term Corporate Bond ETF (4)	58,400	4,877,568
Vanguard Total Bond Market ETF (4)	92,700	7,340,914
Total Registered Investment Companies (Cost $51,489,689)		50,665,260

Money Market Registered Investment Companies — 6.4%
Meeder Institutional Prime Money Market Fund, 1.96% (2)	4,364,173	4,364,173
Total Money Market Registered Investment Companies (Cost $4,363,568)		4,364,173

U.S. Government Obligations — 19.6%
Government National Mortgage Association, 6.50%, due 7/20/2038	46,353	57,218
U.S. Treasury Note, 2.25%, due 11/15/2025	6,241,000	6,002,330
U.S. Treasury Note, 1.88%, due 12/31/2019	1,351,000	1,338,915
U.S. Treasury Note, 2.13%, due 12/31/2022	6,090,000	5,937,036
Total U.S. Government Obligations (Cost $13,533,118)		13,335,499
Total Investments — 100.3% (Cost $69,386,375)		68,364,932
Liabilities less Other Assets — (0.3%)		(214,803)
Total Net Assets — 100.0%		68,150,129

Trustee Deferred Compensation (3)
Meeder Aggressive Allocation Fund	1,936	20,599
Meeder Balanced Fund	1,036	11,976
Meeder Dynamic Allocation Fund	711	7,764
Meeder Muirfield Fund	1,152	8,755
Meeder Conservative Allocation Fund	297	6,579
Total Trustee Deferred Compensation (Cost $52,258)		55,673

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$55,029,433	$—
Level 2 - Other Significant Observable Inputs	13,335,499	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$68,364,932	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.
(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Exchange-traded fund.
(5)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 89

Schedule of Investments
June 30, 2018 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Bank Obligations — 3.0%
First Merchants Bank Deposit Account	1.85	%(2)	07/02/18	248,000	248,000
Mid America Bank Deposit Account	2.00	%(2)	07/02/18	248,974	248,974
Pacific Mercantile Bank Deposit Account	1.83	%(2)	07/02/18	248,000	248,000
Pacific Premier Bank Deposit Account	1.80	%(2)	07/02/18	248,000	248,000
Total Bank Obligations (Cost $992,974)					992,974

Certificates of Deposit — 15.0%
Banco Estado Chile Yankee CD	2.25%		07/11/18	250,000	250,000
Banco Estado Chile Yankee CD	2.10%		09/04/18	250,000	250,000
Banco Estado Chile Yankee CD	2.37%		11/01/18	250,000	250,000
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.19%)	2.24	%(3)	07/13/18	500,000	499,907
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	2.42	%(3)	07/12/18	500,000	500,243
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.54	%(3)	07/10/18	500,000	500,038
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.235%)	2.54	%(3)	07/03/18	500,000	500,203
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.18%)	2.54	%(3)	07/18/18	250,000	250,112
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.13%)	2.49	%(3)	07/26/18	500,000	499,901
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.30	%(3)	07/11/18	250,000	250,000
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.14%)	2.49	%(3)	08/03/18	548,000	548,126
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.40%)	2.49	%(3)	07/17/18	500,000	500,000
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.26	%(3)	07/06/18	250,000	249,860
Total Certificates of Deposit (Cost $5,048,390)					5,048,390

Commercial Paper — 44.3%
American Honda Finance Corp.	2.16%	07/24/18	500,000	499,343
American Honda Finance Corp.	2.16%	07/25/18	400,000	399,451
American Honda Finance Corp.	2.05%	08/06/18	250,000	249,504
American Honda Finance Corp.	2.16%	09/05/18	250,000	249,030
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	2.08%	07/06/18	250,000	249,943
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	2.02%	08/01/18	100,000	99,833
Banque et Caisse d'Epargne de l'Etat	1.92%	07/02/18	250,000	250,000
Banque et Caisse d'Epargne de l'Etat	2.06%	08/01/18	250,000	249,573
BNP Paribas SA/New York, NY	2.00%	07/09/18	625,000	624,755
BNP Paribas SA/New York, NY	2.37%	08/15/18	375,000	373,923
Canadian Imperial Holdings, Inc.	2.09%	08/21/18	250,000	249,281
Canadian Imperial Holdings, Inc.	2.31%	11/15/18	250,000	247,856
Caterpillar, Inc.	2.16%	07/05/18	250,000	249,955
Caterpillar, Inc.	2.11%	07/26/18	250,000	249,650
Caterpillar, Inc.	2.16%	08/14/18	250,000	249,358
Caterpillar, Inc.	2.20%	08/15/18	250,000	249,331
Caterpillar, Inc.	2.29%	09/21/18	250,000	248,718
Credit Agricole Corporate and Investment Bank/New York	2.24%	07/11/18	250,000	249,860

The accompanying notes are an integral part of these financial statements.

Page 90	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — continued
Credit Agricole Corporate and Investment Bank/New York	2.33%	10/04/18	250,000	248,492
Credit Agricole Corporate and Investment Bank/New York	2.32%	10/15/18	250,000	248,323
Credit Suisse AG/New York, NY	1.70%	07/17/18	250,000	249,825
Credit Suisse AG/New York, NY	1.95%	08/01/18	250,000	249,598
Credit Suisse AG/New York, NY	1.88%	08/30/18	250,000	249,242
Credit Suisse AG/New York, NY	1.94%	09/05/18	250,000	249,138
Credit Suisse AG/New York, NY	1.98%	09/25/18	262,000	260,794
Dexia Credit Local SA/New York, NY	2.13%	08/27/18	250,000	249,179
ING US Funding, LLC	1.72%	07/02/18	250,000	250,000
ING US Funding, LLC	2.09%	07/17/18	250,000	249,782
JP Morgan Securities, LLC	2.54%	01/17/19	250,000	246,545
JP Morgan Securities, LLC	1.77%	07/06/18	125,000	124,973
JP Morgan Securities, LLC	1.82%	07/13/18	100,000	99,945
JP Morgan Securities, LLC	1.97%	07/20/18	215,000	214,790
JP Morgan Securities, LLC	1.83%	08/27/18	250,000	249,296
JP Morgan Securities, LLC	2.37%	10/17/18	250,000	248,254
Mitsubishi International Corp.	2.00%	07/12/18	250,000	249,861
MUFG Bank LTD/New York, NY	2.30%	07/12/18	250,000	249,841
MUFG Bank LTD/New York, NY	2.27%	08/10/18	250,000	249,388
MUFG Bank LTD/New York, NY	2.25%	09/27/18	500,000	497,305
MUFG Bank LTD/New York, NY	2.28%	10/01/18	250,000	248,572
National Rural Utilities	2.00%	07/10/18	250,000	249,889
Natixis SA/New York, NY	2.28%	09/19/18	250,000	248,755
Natixis SA/New York, NY	2.28%	10/03/18	250,000	248,534
Prudential Financial, Inc.	2.00%	07/02/18	1,500,000	1,500,000
Santander UK PLC	1.95%	07/02/18	500,000	500,000
Santander UK PLC	2.28%	07/06/18	250,000	249,937
Santander UK PLC	2.29%	09/25/18	250,000	248,654
Swedbank AB	2.19%	07/27/18	250,000	249,622
Swedbank AB	2.21%	09/17/18	250,000	248,824
Toyota Motor Credit Corp.	2.36%	09/04/18	250,000	248,960
Toyota Motor Credit Corp.	2.23%	09/18/18	250,000	248,798
Toyota Motor Credit Corp.	2.30%	10/02/18	250,000	248,541
Total Commercial Paper (Cost $14,913,021)				14,913,021

Corporate Obligations — 1.5%
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.12%)	2.48	%(3)	08/14/18	500,000	500,203
Total Corporate Obligations (Cost $500,203)					500,203

Repurchase Agreements — 20.8%
INTL FCStone (Collateralized by $16,481,163 various GNMAs and FMACs, 1.50% - 5.50%, due 1/25/25 - 12/16/56, fair value $7,140,000)(proceeds $7,001,272), purchase date 6/29/18	2.18%		07/02/18	7,000,000	7,000,000
Total Repurchase Agreements (Cost $7,000,000)					7,000,000

U.S. Government and Agency Obligations — 3.0%
United States Treasury Bill	1.91%		09/13/18	500,000	498,099
United States Treasury Bill	1.94%		09/20/18	500,000	497,906
Total U.S. Government and Agency Obligations (Cost $996,005)					996,005

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 91

Schedule of Investments
June 30, 2018 (unaudited)

Prime Money Market Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 12.4%
Fidelity Prime Institutional Money Market Portfolio, 2.06% (4)	1,998,650	1,999,450
Morgan Stanley Government Institutional Fund, 1.81% (4)	2,154,225	2,154,225
Total Money Market Registered Investment Companies (Cost $4,153,675)		4,153,675
Total Investments — 100.0% (Cost $33,604,268)		33,604,268
Other Assets less Liabilities — 0.0%		15,307
Total Net Assets — 100.0%		33,619,575

Trustee Deferred Compensation (5)
Meeder Aggressive Allocation Fund	1,264	13,449
Meeder Balanced Fund	633	7,317
Meeder Dynamic Allocation Fund	436	4,761
Meeder Muirfield Fund	616	4,682
Meeder Conservative Allocation Fund	177	3,921
Total Trustee Deferred Compensation (Cost $29,102)		34,130

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$4,153,675	$—
Level 2 - Other Significant Observable Inputs	29,450,593	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$33,604,268	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)

7-day yield as of June 30, 2018. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Page 92	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Bank Obligations — 0.3%
First Merchants Bank Deposit Account	1.85	%(2)	07/02/18	248,000	248,000
Mid America Bank Deposit Account	2.00	%(2)	07/02/18	248,974	248,974
Pacific Mercantile Bank Deposit Account	1.83	%(2)	07/02/18	248,000	248,000
Pacific Premier Bank Deposit Account	1.80	%(2)	07/02/18	248,000	248,000
Total Bank Obligations (Cost $992,974)					992,974

Certificates of Deposit — 15.3%
Banco Estado Chile Yankee CD	2.25%		07/11/18	2,000,000	2,000,194
Banco Estado Chile Yankee CD	2.23%		08/01/18	2,000,000	2,000,436
Banco Estado Chile Yankee CD	1.60%		08/03/18	1,000,000	999,595
Banco Estado Chile Yankee CD	2.10%		09/04/18	3,000,000	3,000,099
Banco Estado Chile Yankee CD	2.34%		10/01/18	2,000,000	2,000,360
Banco Estado Chile Yankee CD	2.37%		11/01/18	3,000,000	3,000,312
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.19%)	2.24	%(3)	07/13/18	5,000,000	4,998,865
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	2.42	%(3)	07/12/18	1,250,000	1,250,811
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.54	%(3)	07/10/18	5,000,000	5,003,035
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.235%)	2.54	%(3)	07/03/18	2,200,000	2,201,487
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.18%)	2.54	%(3)	07/18/18	3,500,000	3,499,990
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.39%)	2.73	%(3)	07/13/18	2,000,000	2,000,356
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.36%)	2.72	%(3)	08/08/18	1,000,000	1,000,319
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.13%)	2.49	%(3)	07/26/18	2,000,000	2,001,330
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.18%)	2.18	%(3)	07/02/18	1,000,000	999,991
Credit Agricole Corporate and Investment Bank/New York (Monthly U.S. LIBOR + 0.23%)	2.32	%(3)	07/17/18	1,000,000	1,000,313
Credit Suisse AG/New York, NY (Quarterly U.S. LIBOR + 0.34%)	2.68	%(3)	07/09/18	1,000,000	1,000,907
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.30	%(3)	07/11/18	2,750,000	2,750,451
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.16%)	2.53	%(3)	08/09/18	1,000,000	1,000,632
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.18%)	2.27	%(3)	07/18/18	2,000,000	2,000,266
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.18%)	2.19	%(3)	07/06/18	3,000,000	3,000,621
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.19%)	2.24	%(3)	07/12/18	1,000,000	1,000,245
Royal Bank of Canada Yankee CD(Monthly U.S. LIBOR + 0.40%)	2.49	%(3)	07/17/18	2,000,000	2,001,426
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.26	%(3)	07/06/18	5,000,000	5,001,095
Westpac Banking Corp Yankee CD(Quarterly U.S. LIBOR + 0.15%)	2.48	%(3)	08/20/18	1,000,000	1,001,340
Total Certificates of Deposit (Cost $55,703,018)					55,714,476

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 93

Schedule of Investments
June 30, 2018 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — 46.5%
American Honda Finance Corp.	2.16%	07/18/18	2,000,000	1,997,930
American Honda Finance Corp.	2.16%	07/24/18	2,000,000	1,997,236
American Honda Finance Corp.	2.16%	07/25/18	2,500,000	2,496,395
American Honda Finance Corp.	2.05%	08/06/18	3,000,000	2,993,553
American Honda Finance Corp.	2.16%	09/05/18	3,000,000	2,988,015
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	2.08%	07/06/18	2,000,000	1,999,262
Banque et Caisse d'Epargne de l'Etat	1.92%	07/02/18	2,000,000	1,999,684
Banque et Caisse d'Epargne de l'Etat	2.06%	08/01/18	3,000,000	2,994,504
BNP Paribas SA/New York, NY	2.37%	08/15/18	1,500,000	1,495,971
Canadian Imperial Holdings, Inc.	2.09%	08/21/18	2,000,000	1,993,878
Canadian Imperial Holdings, Inc.	2.31%	11/15/18	2,000,000	1,981,436
Caterpillar, Inc.	2.16%	07/05/18	2,000,000	1,999,290
Caterpillar, Inc.	1.96%	07/06/18	2,000,000	1,999,172
Caterpillar, Inc.	2.11%	07/26/18	3,000,000	2,995,128
Caterpillar, Inc.	2.16%	08/14/18	3,000,000	2,991,348
Caterpillar, Inc.	2.20%	08/15/18	3,000,000	2,991,138
Caterpillar, Inc.	2.21%	08/24/18	2,000,000	1,992,772
Caterpillar, Inc.	2.29%	09/21/18	3,000,000	2,983,101
Credit Agricole Corporate and Investment Bank/New York	2.24%	07/11/18	2,000,000	1,998,786
Credit Agricole Corporate and Investment Bank/New York	2.29%	07/17/18	2,000,000	1,998,142
Credit Agricole Corporate and Investment Bank/New York	2.27%	08/01/18	2,000,000	1,996,428
Credit Agricole Corporate and Investment Bank/New York	2.37%	10/01/18	2,000,000	1,987,968
Credit Agricole Corporate and Investment Bank/New York	2.33%	10/04/18	3,000,000	2,981,352
Credit Agricole Corporate and Investment Bank/New York	2.32%	10/15/18	3,000,000	2,979,138
Credit Suisse AG/New York, NY	2.59%	01/25/19	2,350,000	2,315,276
Credit Suisse AG/New York, NY	1.67%	07/05/18	1,000,000	999,680
Credit Suisse AG/New York, NY	1.70%	07/17/18	1,000,000	999,023
Credit Suisse AG/New York, NY	1.73%	07/19/18	1,000,000	998,911
Credit Suisse AG/New York, NY	2.12%	07/27/18	3,300,000	3,294,908
Credit Suisse AG/New York, NY	1.95%	08/01/18	1,000,000	998,168
Credit Suisse AG/New York, NY	2.37%	08/13/18	2,000,000	1,994,912
Credit Suisse AG/New York, NY	1.88%	08/30/18	1,000,000	996,390
Credit Suisse AG/New York, NY	1.94%	09/05/18	1,000,000	995,950
Dexia Credit Local SA/New York, NY	2.13%	08/27/18	2,000,000	1,993,224
ING US Funding, LLC	1.72%	07/02/18	1,850,000	1,849,700
ING US Funding, LLC	1.82%	07/03/18	1,000,000	999,783
ING US Funding, LLC	2.26%	07/20/18	1,852,000	1,849,835
ING US Funding, LLC	1.92%	08/07/18	1,000,000	997,761
ING US Funding, LLC	1.92%	08/31/18	1,500,000	1,494,320
JP Morgan Securities, LLC	2.54%	01/17/19	3,000,000	2,957,850
JP Morgan Securities, LLC	2.32%	07/02/18	2,075,000	2,074,664
JP Morgan Securities, LLC	1.77%	07/06/18	1,050,000	1,049,602
JP Morgan Securities, LLC	2.12%	07/10/18	1,000,000	999,401
JP Morgan Securities, LLC	1.97%	07/20/18	1,000,000	998,837
JP Morgan Securities, LLC	2.34%	08/01/18	1,000,000	998,122
JP Morgan Securities, LLC	1.92%	08/02/18	1,000,000	998,062
JP Morgan Securities, LLC	1.92%	08/09/18	1,000,000	997,639
JP Morgan Securities, LLC	1.83%	08/27/18	1,000,000	996,514
JP Morgan Securities, LLC	2.37%	09/04/18	2,000,000	1,991,908
JP Morgan Securities, LLC	2.38%	10/17/18	3,000,000	2,978,487

The accompanying notes are an integral part of these financial statements.

Page 94	2018 Semiannual Report | June 30, 2018

Schedule of Investments
June 30, 2018 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — continued
Mitsubishi International Corp.	2.00%		07/12/18	3,000,000	2,997,864
MUFG Bank LTD/New York, NY	2.30%		07/12/18	2,000,000	1,998,590
MUFG Bank LTD/New York, NY	2.31%		08/01/18	2,000,000	1,996,146
MUFG Bank LTD/New York, NY	2.27%		08/10/18	3,000,000	2,988,798
MUFG Bank LTD/New York, NY	2.25%		09/27/18	3,000,000	2,983,050
MUFG Bank LTD/New York, NY	2.28%		10/01/18	3,000,000	2,982,243
National Rural Utilities	2.00%		07/10/18	3,000,000	2,998,221
Natixis SA/New York, NY	1.72%		07/10/18	1,000,000	999,415
Natixis SA/New York, NY	2.23%		07/12/18	2,000,000	1,998,612
Natixis SA/New York, NY	2.27%		07/18/18	2,000,000	1,997,946
Natixis SA/New York, NY	2.27%		07/19/18	2,000,000	1,997,834
Natixis SA/New York, NY	2.37%		10/02/18	3,000,000	2,981,847
Natixis SA/New York, NY	2.28%		10/03/18	3,000,000	2,981,649
Prudential Financial, Inc.	2.00%		07/02/18	18,000,000	18,000,000
Santander UK PLC	1.95%		07/02/18	3,000,000	2,999,529
Santander UK PLC	2.28%		07/06/18	2,000,000	1,999,262
Santander UK PLC	2.29%		09/25/18	3,000,000	2,983,794
Swedbank AB	1.93%		07/25/18	2,000,000	1,997,242
Swedbank AB	2.19%		07/27/18	2,000,000	1,997,028
Swedbank AB	2.21%		09/17/18	3,000,000	2,985,867
Toyota Motor Credit Corp.	2.36%		09/04/18	2,000,000	1,992,086
Toyota Motor Credit Corp.	2.23%		09/18/18	3,000,000	2,985,306
Toyota Motor Credit Corp.	2.30%		10/02/18	3,000,000	2,982,363
Total Commercial Paper (Cost $169,502,045)					169,475,246

Corporate Obligations — 0.9%
Royal Bank of Canada	2.20%		07/27/18	408,000	407,938
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.13%)	2.50	%(3)	07/27/18	500,000	500,031
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.12%)	2.48	%(3)	08/14/18	2,355,000	2,356,358
Total Corporate Obligations (Cost $3,264,131)					3,264,327

Repurchase Agreements — 25.5%
INTL FCStone (Collateralized by $42,770,945 various GNMAs, FMACs, and U.S. Treasury Notes, 1.25% - 4.00%, due 8/15/24 - 12/16/56, fair value $23,460,000)(proceeds $23,004,178), purchase date 6/29/18	2.18%		07/02/18	23,000,000	23,000,000
South Street (Collateralized by $24,905,704 various FNMAs, FMACs, and FHLBs, 2.549% - 6.625%, due 6/11/21 - 7/1/47, fair value $10,200,000)(proceeds $10,001,867), purchase date 6/29/18	2.24%		07/02/18	10,000,000	10,000,000
South Street (Collateralized by $363,190,337 various FNMAs, FMACs, FHLBs, and FCSBs, 2.027% - 6.00%, due 10/1/18 - 5/1/48, fair value $61,200,000)(proceeds $60,010,900), purchase date 6/29/18	2.18%		07/02/18	60,000,000	60,000,000
Total Repurchase Agreements (Cost $93,000,000)					93,000,000

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 95

Schedule of Investments
June 30, 2018 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
U.S. Government and Agency Obligations — 2.5%
United States Treasury Bill	1.91%	09/13/18	2,000,000	1,992,426
United States Treasury Bill	1.94%	09/20/18	7,000,000	6,970,852
Total U.S. Government and Agency Obligations (Cost $8,962,907)				8,963,278

Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 9.1%
Fidelity Prime Institutional Money Market Portfolio, 2.06% (4)	14,992,503	14,998,500
Morgan Stanley Government Institutional Fund, 1.81% (4)	18,108,223	18,108,223
Total Money Market Registered Investment Companies (Cost $33,106,723)		33,106,723
Total Investments — 100.1% (Cost $364,531,798)		364,517,024
Liabilities less Other Assets — (0.1%)		(358,692)
Total Net Assets — 100.0%		364,158,332

Trustee Deferred Compensation (5)
Meeder Aggressive Allocation Fund	44	468
Meeder Balanced Fund	25	289
Meeder Dynamic Allocation Fund	16	175
Meeder Muirfield Fund	58	441
Meeder Conservative Allocation Fund	7	155
Total Trustee Deferred Compensation (Cost $1,544)		1,528

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$33,106,723	$—
Level 2 - Other Significant Observable Inputs	331,410,301	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$364,517,024	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)

7-day yield as of June 30, 2018. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Page 96	2018 Semiannual Report | June 30, 2018

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Statements of Assets & Liabilities June 30, 2018 (unaudited)
	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Assets
Investments, at fair value (1)(2)	$384,649,915	$151,503,842	$57,723,542
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value (1)	150,112,582	15,246,723	14,792,202
Trustee deferred compensation investments, at fair value	183,507	16,721	87,809
Cash	—	3,418	—
Deposits at broker for futures contracts (3)	7,190,176	3,431,501	922,485
Cash held at broker for collateral on securities sold short	—	56,092,036	—
Receivable for securities sold	7,605,911	2,139,391	524,026
Receivable for capital stock issued	637,505	256,516	797,804
Receivable from investment advisor	—	—	—
Interest and dividend receivable	562,320	186,340	73,012
Receivable from securities lending agent (See Note #5)	—	26	—
Prepaid expenses/other assets	47,172	82,991	27,484
Total Assets	550,989,088	228,959,505	74,948,364

Liabilities
Securities sold short at fair value (proceeds $55,275,796)	—	56,503,282	—
Payable for securities purchased	7,495,813	2,098,410	530,370
Payable for collateral on securities loaned	—	32,718	314,029
Payable for Trustee Deferred Compensation Plan	183,507	16,721	87,809
Payable for capital stock redeemed	657,360	45,342	3,394
Dividends payable	—	—	—
Dividend expense payable on short positions	—	111,699	—
Payable to investment advisor	290,019	105,588	44,962
Accrued distribution plan (12b-1) and shareholder service plan fees	353,167	93,392	25,680
Accrued transfer agent, fund accounting, CCO, and administrative fees	98,657	34,589	17,564
Accrued trustee fees	4,829	2,032	1,262
Other accrued liabilities	29,934	19,633	17,630
Total Liabilities	9,113,286	59,063,406	1,042,700

Net Assets	$541,875,802	$169,896,099	$73,905,664

Net Assets
Capital	$507,957,444	$154,148,738	$66,731,959
Accumulated undistributed (distributions in excess of) net investment income	1,328,584	100,982	(86,920)
Accumulated undistributed net realized gain (loss) from investments and futures contracts	166,583	189,858	2,892,572
Net unrealized appreciation (depreciation) of investments and futures contracts	32,423,191	15,456,521	4,368,053
Total Net Assets	$541,875,802	$169,896,099	$73,905,664

Net Asset Value Per Share
Retail Class
Net Assets	$221,235,883	$49,953,039	$16,077,594
Shares Outstanding	29,113,450	4,313,816	1,407,528
Net Asset Value, Offering and Redemption Price Per Share	$7.60	$11.58	$11.42

Adviser Class
Net Assets	$53,509,986	$13,283,199	$1,666,000
Shares Outstanding	7,001,469	1,140,767	145,788
Net Asset Value, Offering and Redemption Price Per Share	$7.64	$11.64	$11.43

Institutional Class
Net Assets	$267,129,933	$106,659,861	$56,162,070
Shares Outstanding	34,944,464	9,139,675	4,909,528
Net Asset Value, Offering and Redemption Price Per Share	$7.64	$11.67	$11.44

Net Asset Value Per Share - Money Market Funds
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$499,758,982	$148,629,234	$67,615,470
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$—	$31,900	$306,288
(3) Required margin held as collateral for futures contracts	$5,085,100	$2,647,000	$754,100

The accompanying notes are an integral part of these financial statements.

Page 98	2018 Semiannual Report | June 30, 2018

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Aggressive Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$271,114,929	$125,159,178	$118,070,554	$22,502,277	$110,709,616	$80,390,264	$64,000,759	$26,604,268	$271,517,024
—	—	—	—	—	—	—	7,000,000	93,000,000
63,847,242	23,808,084	10,226,198	3,048,076	28,956,306	2,250,892	4,364,173	—	—
121,164	8,328	50,156	60,294	110,392	49,672	55,673	34,130	1,528
—	—	—	—	—	—	—	—	—
3,215,017	1,176,524	533,083	226,050	1,759,510	135,680	—	—	—
—	—	—	—	—	—	—	—	—
3,167,468	892,540	508,726	340,229	1,678,688	—	—	—	—
550,761	495,989	156,580	505,667	936,964	498,216	70,476	—	—
—	—	—	—	—	—	—	2,204	7,223
563,402	309,108	313,554	33,163	115,370	97,088	151,152	28,083	254,684
—	—	—	1	—	186	—	—	—
33,809	34,469	33,674	24,258	27,446	28,688	33,577	12,391	9,898
342,613,792	151,884,220	129,892,525	26,740,015	144,294,292	83,450,686	68,675,810	33,681,076	364,790,357

—	—	—	—	—	—	—	—	—
3,189,905	894,681	508,977	346,116	1,785,025	—	—	—	—
4,178,336	2,992,003	3,611,339	55,944	—	2,169,734	—	—	—
121,164	8,328	50,156	60,294	110,392	49,672	55,673	34,130	1,528
295,001	177,028	118,829	2,089	52,703	16,582	386,469	—	—
—	—	—	—	—	—	—	1,433	551,888
—	—	—	—	—	—	—	—	—
189,578	71,574	51,089	16,149	75,945	49,621	16,197	—	—
174,692	64,229	46,241	17,598	83,119	38,015	31,613	7,301	13,283
62,793	30,072	26,144	8,415	29,577	18,929	14,446	8,551	52,392
2,806	1,241	778	703	1,916	1,426	2,029	399	368
21,647	17,321	17,072	12,312	18,781	21,540	19,254	9,687	12,566
8,235,922	4,256,477	4,430,625	519,620	2,157,458	2,365,519	525,681	61,501	632,025

$334,377,870	$147,627,743	$125,461,900	$26,220,395	$142,136,834	$81,085,167	$68,150,129	$33,619,575	$364,158,332

$327,332,700	$143,523,812	$126,091,140	$21,939,394	$130,906,393	$60,282,214	$80,888,419	$33,619,575	$364,175,824
233,793	112,026	237,546	(73,812)	(37,214)	(19,833)	(81,392)	—	107
(5,043,564)	2,654,207	106,469	3,027,393	587,108	13,466,996	(11,635,455)	—	(2,825)
11,854,941	1,337,698	(973,255)	1,327,420	10,680,547	7,355,790	(1,021,443)	—	(14,774)
$334,377,870	$147,627,743	$125,461,900	$26,220,395	$142,136,834	$81,085,167	$68,150,129	$33,619,575	$364,158,332

$91,232,350	$34,760,827	$32,273,686	$7,585,758	$38,229,512	$31,150,890	$16,717,507
7,894,032	2,997,129	1,456,853	712,718	3,501,189	822,586	1,837,844
$11.56	$11.60	$22.15	$10.64	$10.92	$37.87	$9.10

$18,793,205	$9,241,830	$6,251,591	$1,184,423	$10,397,293	$1,054,639	$3,344,992
1,615,216	795,966	278,594	111,134	949,382	27,811	367,205
$11.64	$11.61	$22.44	$10.66	$10.95	$37.92	$9.11

$224,352,315	$103,625,086	$86,936,623	$17,450,214	$93,510,029	$48,879,638	$48,087,630
19,275,007	8,907,961	3,868,029	1,634,479	8,548,157	1,288,114	5,278,876
$11.64	$11.63	$22.48	$10.68	$10.94	$37.95	$9.11

							$33,619,575	$364,158,332
							33,619,575	364,176,520
							$1.00	$1.0000

$321,987,511	$147,192,590	$129,086,381	$24,066,227	$127,854,062	$75,210,306	$69,386,375	$33,604,268	$364,531,798
$4,075,332	$2,918,244	$3,522,312	$54,314	$—	$2,105,586	$—	$—	$—
$2,283,600	$885,450	$388,700	$178,400	$1,406,500	$120,000	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 99

Statements of Operations For the Six Months Ended June 30, 2018 (unaudited)
	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Investment Income
Interest	$9,479	$5,999	$29,779
Income from affiliates	1,333,706	153,017	128,998
Dividends	3,202,692	1,342,254	699,533
Total Investment Income	4,545,877	1,501,270	858,310

Fund Expenses
Investment advisor	1,651,318	600,391	296,650
Transfer agent - Retail Class	145,459	33,896	20,204
Transfer agent - Adviser Class	27,720	7,620	973
Transfer agent - Institutional Class	129,660	54,547	26,287
Transfer agent - Money Market Funds
Fund accounting	43,686	26,455	22,274
Administrative	206,879	69,028	36,629
Trustee	12,052	4,426	2,273
Audit	7,014	7,843	6,070
Legal	2,562	2,576	2,562
Custody	24,345	8,077	4,248
Printing	8,755	3,102	1,483
Distribution plan (12b-1) - Retail Class (1)	242,431	70,616	42,091
Distribution plan (12b-1) - Money Market Funds
Shareholder service plan - Retail Class	242,431	56,493	33,673
Shareholder service plan - Adviser Class	57,750	15,874	2,027
Shareholder service plan - Institutional Class	61,253	26,477	829
Postage	10,954	6,558	1,951
Registration and filing	40,416	31,890	29,464
Insurance	18,487	5,519	3,628
Chief Compliance Officer	3,116	3,116	3,116
Dividend expense on securities sold short	—	263,860	—
Other	18,235	12,165	10,298
Total Expenses Before Reductions	2,954,523	1,310,529	546,730

Expenses voluntarily reimbursed/waived by investment advisor (See Note #5)	—	—	—
Expenses contractually reimbursed/waived by investment advisor (See Note #5)	—	—	—
Commissions recaptured (See Note #5)	(104,766)	(63,914)	(22,701)
Securities lending credit (See Note #5)	(4,941)	(1,237)	(3,572)
Transfer agent expenses voluntarily waived (See Note #5)	—	—	—

Net Expenses	2,844,816	1,245,378	520,457

Net Investment Income (Loss)	1,701,061	255,892	337,853

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	9,970,945	4,278,854	601,298
Net realized gains (losses) from affiliated investments	(11,245)	485	(1,445)
Net realized gains (losses) from closed short positions	—	(3,222,970)	—
Net realized gains (losses) from futures contracts	763,878	1,295,555	24,009
Distributions of long-term realized gains by other investment companies	—	—	140
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	10,723,578	2,351,924	624,002

Net change in unrealized appreciation (depreciation) of unaffiliated investments	(4,225,893)	(370,308)	(892,142)
Net change in unrealized appreciation (depreciation) of affiliated investments	32,476	3,118	3,161
Net change in unrealized appreciation (depreciation) of short positions	—	1,451,745	—
Net change in unrealized appreciation (depreciation) of futures contracts	(4,178,930)	(2,103,572)	(749,092)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	(8,372,347)	(1,019,017)	(1,638,073)

Net Realized and Unrealized Gain (Loss) from Investments	2,351,231	1,332,907	(1,014,071)

Net Change in Net Assets Resulting from Operations	$4,052,292	$1,588,799	$(676,218)

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See Footnote #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 100	2018 Semiannual Report | June 30, 2018

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Aggressive Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$235,413	$167,939	$197,291	$5,937	$9,761	$11,344	$145,194	$309,916	$3,353,185
519,849	149,109	73,247	28,900	233,332	17,488	26,502	—	—
2,794,158	1,393,784	1,392,017	225,765	1,149,801	557,093	799,856	—	—
3,549,420	1,710,832	1,662,555	260,602	1,392,894	585,925	971,552	309,916	3,353,185

1,085,630	462,366	406,951	101,752	530,026	352,338	150,802	70,119	539,223
60,393	23,689	21,607	6,585	32,494	28,893	10,528
10,519	4,127	3,241	720	5,998	647	1,122
116,296	52,013	42,797	8,976	46,312	20,314	19,001
							14,024	148,617
34,050	25,066	23,830	15,752	25,516	22,579	21,766	17,966	37,026
129,792	58,205	49,948	13,567	61,522	38,222	35,637	17,530	153,603
7,429	3,688	3,140	994	3,770	2,368	1,714	644	655
7,014	7,130	6,967	4,897	7,014	6,070	6,970	6,510	6,434
2,563	2,572	2,560	2,563	2,563	2,562	2,557	2,585	2,598
14,943	6,481	5,435	1,290	7,286	4,618	3,719	1,461	12,260
5,419	2,700	1,826	516	2,612	1,557	951	429	6,036
125,820	49,352	45,014	13,719	67,697	48,154	32,899
							2	2
100,656	39,482	28,809	10,976	54,157	48,154	26,319
21,914	8,597	6,751	1,499	12,496	1,348	3,507
65,621	23,242	21,723	809	8,710	4,239	13,068
7,358	4,401	4,462	872	4,465	3,738	2,191	377	2,518
33,096	30,060	28,726	32,764	30,376	27,969	30,106	12,238	6,510
9,608	2,756	936	1,890	6,072	4,443	8,510	291	10,196
3,116	3,116	3,116	3,116	3,116	3,116	3,116	3,116	3,116
—	—	—	—	—	—	—	—	—
14,853	10,015	9,062	9,097	11,448	10,655	13,528	18,246	16,262
1,856,090	819,058	716,901	232,354	923,650	631,984	388,011	165,538	945,056

—	(3,079)	(5,679)	—	—	—	—	(85,770)	(621,791)
—	(63,223)	(125,099)	—	(70,670)	(40,753)	(42,144)	—	—
(94,852)	(66,115)	(59,973)	(26,878)	(59,770)	(61,609)	(42,201)	—	—
(42,309)	(29,015)	(37,143)	(1,583)	(7,085)	(5,355)	—	—	—
—	—	—	—	—	—	—	(3,506)	(37,154)

1,718,929	657,626	489,007	203,893	786,125	524,267	303,666	76,262	286,111

1,830,491	1,053,206	1,173,548	56,709	606,769	61,658	667,886	233,654	3,067,074

1,334,992	(1,278,818)	(1,837,635)	2,736,523	3,802,349	14,318,733	(1,206,234)	—	(1,499)
(137)	55	515	(955)	(2,602)	(556)	(174)	—	—
—	—	—	—	—	—	—	—	—
(715,363)	18,921	(103,065)	369,500	197,157	94,835	—	—	—
1,427	1,052	1,271	—	—	—	2,088	—	—
620,919	(1,258,790)	(1,938,914)	3,105,068	3,996,904	14,413,012	(1,204,320)	—	(1,499)

(1,797,505)	(79,410)	(860,551)	(1,871,266)	(2,026,554)	(11,952,061)	(1,181,664)	—	45,332
8,516	3,462	977	1,239	5,478	446	713	—	—
—	—	—	—	—	—	—	—	—
(1,177,950)	(476,973)	(192,054)	(321,933)	(1,599,673)	(128,946)	—	—	—
(2,966,939)	(552,921)	(1,051,628)	(2,191,960)	(3,620,749)	(12,080,561)	(1,180,951)	—	45,332

(2,346,020)	(1,811,711)	(2,990,542)	913,108	376,155	2,332,451	(2,385,271)	—	43,833

$(515,529)	$(758,505)	$(1,816,994)	$969,817	$982,924	$2,394,109	$(1,717,385)	$233,654	$3,110,907

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 101

Statements of Changes in Net Assets For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017
	Muirfield Fund		Spectrum Fund
	2018	2017	2018	2017
Operations
Net investment income (loss)	$1,701,061	$2,390,068	$255,892	$129,766
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	10,723,578	45,422,703	2,351,924	9,999,654
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(8,372,347)	27,968,426	(1,019,017)	13,441,101
Net change in net assets resulting from operations	4,052,292	75,781,197	1,588,799	23,570,521

Distributions to Shareholders
From net investment income:
Retail Class	—	(1,373,870)	—	—
Adviser Class	—	(125,710)	—	—
Institutional Class	—	(800,089)	—	—
From net realized gain from investment transactions:
Retail Class	—	(18,095,918)	—	(3,769,641)
Adviser Class	—	(2,688,959)	—	(802,354)
Institutional Class	—	(12,180,495)	—	(4,636,571)
Net change in net assets resulting from distributions	—	(35,265,041)	—	(9,208,566)

Capital Transactions:
Issued	206,080,003	308,551,786	51,722,844	119,341,484
Reinvested	18	33,614,056	—	9,102,305
Redeemed	(146,218,673)	(296,536,002)	(38,289,801)	(112,449,372)
Net change in net assets resulting from capital transactions	59,861,348	45,629,840	13,433,043	15,994,417

Total Change in Net Assets	63,913,640	86,145,996	15,021,842	30,356,372

Net Assets - Beginning of Year	477,962,162	391,816,166	154,874,257	124,517,885

Net Assets - End of Year	$541,875,802	$477,962,162	$169,896,099	$154,874,257

Accumulated undistributed (distributions in excess of) net investment income	$1,328,584	$(141,039)	$100,982	$(12,572)

Share Transactions:
Issued	26,757,038	41,583,017	4,404,397	10,719,123
Reinvested	2	4,470,775	—	794,665
Redeemed	(18,992,165)	(40,445,977)	(3,258,849)	(10,173,190)
Net change in shares	7,764,875	5,607,815	1,145,548	1,340,598

The accompanying notes are an integral part of these financial statements.

Page 102	2018 Semiannual Report | June 30, 2018

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2018	2017	2018	2017	2018	2017	2018	2017

$337,853	$518,453	$1,830,491	$2,224,781	$1,053,206	$497,157	$1,173,548	$305,200
624,002	9,528,013	620,919	18,918,617	(1,258,790)	8,517,457	(1,938,914)	2,862,662
(1,638,073)	5,555,028	(2,966,939)	10,129,821	(552,921)	(385,554)	(1,051,628)	(1,704,894)
(676,218)	15,601,494	(515,529)	31,273,219	(758,505)	8,629,060	(1,816,994)	1,462,968

(61,536)	(102,129)	(342,754)	(1,150,685)	(204,493)	(152,200)	(265,837)	(223,576)
(5,819)	(7,418)	(79,493)	(68,028)	(43,613)	(14,920)	(43,558)	(6,728)
(187,275)	(344,681)	(906,711)	(932,696)	(579,432)	(226,553)	(647,849)	(112,007)

—	(396,993)	—	(4,750,204)	—	(849,212)	—	—
—	(11,523)	—	(570,082)	—	(118,465)	—	—
—	(420,412)	—	(6,054,681)	—	(1,134,939)	—	—
(254,630)	(1,283,156)	(1,328,958)	(13,526,376)	(827,538)	(2,496,289)	(957,244)	(342,311)

35,937,297	49,118,154	176,064,679	225,356,251	142,008,226	48,367,764	125,408,071	18,785,464
254,192	1,280,093	1,325,635	13,375,715	825,778	2,483,463	954,474	335,648
(35,293,203)	(66,796,194)	(120,007,260)	(207,685,297)	(59,739,204)	(47,860,164)	(23,092,096)	(16,038,502)
898,286	(16,397,947)	57,383,054	31,046,669	83,094,800	2,991,063	103,270,449	3,082,610

(32,562)	(2,079,609)	55,538,567	48,793,512	81,508,757	9,123,834	100,496,211	4,203,267

73,938,226	76,017,835	278,839,303	230,045,791	66,118,986	56,995,152	24,965,689	20,762,422

$73,905,664	$73,938,226	$334,377,870	$278,839,303	$147,627,743	$66,118,986	$125,461,900	$24,965,689

$(86,920)	$(52,959)	$233,793	$(97,184)	$112,026	$(5,079)	$237,546	$(10,056)

3,070,395	4,905,373	14,916,436	19,574,841	12,028,530	4,418,490	5,485,528	836,566
22,327	112,132	114,391	1,151,420	71,205	214,661	42,625	14,821
(3,036,437)	(6,563,852)	(10,176,613)	(18,224,269)	(5,065,326)	(4,414,246)	(1,024,701)	(725,363)
56,285	(1,546,347)	4,854,214	2,501,992	7,034,409	218,905	4,503,452	126,024

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 103

Statements of Changes in Net Assets For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017
	Aggressive Allocation Fund		Dynamic Allocation Fund
	2018	2017	2018	2017
Operations
Net investment income (loss)	$56,709	$209,250	$606,769	$982,801
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	3,105,068	3,592,132	3,996,904	12,582,298
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(2,191,960)	1,431,423	(3,620,749)	10,230,631
Net change in net assets resulting from operations	969,817	5,232,805	982,924	23,795,730

Distributions to Shareholders
From net investment income:
Retail Class	—	(40,200)	(88,099)	(385,009)
Adviser Class	—	(5,122)	(28,365)	(46,717)
Institutional Class	—	(137,029)	(300,766)	(499,738)
From net realized gain from investment transactions:
Retail Class	—	(1,929,131)	—	(3,679,737)
Adviser Class	—	(145,037)	—	(735,907)
Institutional Class	—	(2,163,460)	—	(5,051,812)
Net change in net assets resulting from distributions	—	(4,419,979)	(417,230)	(10,398,920)

Distributions to Shareholders - Money Market Funds
From net investment income
Net change in net assets resulting from distributions

Capital Transactions:
Issued	4,818,051	27,642,366	49,147,789	94,289,003
Reinvested	—	4,414,660	415,812	10,347,670
Redeemed	(20,868,733)	(37,649,782)	(38,890,104)	(106,068,784)
Net change in net assets resulting from capital transactions	(16,050,682)	(5,592,756)	10,673,497	(1,432,111)

Total Change in Net Assets	(15,080,865)	(4,779,930)	11,239,191	11,964,699

Net Assets - Beginning of Year	41,301,260	46,081,190	130,897,643	118,932,944

Net Assets - End of Year	$26,220,395	$41,301,260	$142,136,834	$130,897,643

Accumulated undistributed (distributions in excess of) net investment income	$(73,812)	$(51,811)	$(37,214)	$(87,708)

Share Transactions:
Issued	454,381	2,624,774	4,422,881	9,115,839
Reinvested	—	425,667	38,125	957,539
Redeemed	(1,946,761)	(3,556,913)	(3,518,589)	(10,248,519)
Net change in shares	(1,492,380)	(506,472)	942,417	(175,141)

The accompanying notes are an integral part of these financial statements.

Page 104	2018 Semiannual Report | June 30, 2018

Quantex Fund		Total Return Bond Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
2018	2017	2018	2017	2018	2017	2018	2017

$61,658	$350,031	$667,886	$5,414,380	$233,654	$243,470	$3,067,074	$2,173,810
14,413,012	(1,437,581)	(1,204,320)	1,972,842	—	—	(1,499)	(232)
(12,080,561)	12,608,700	(1,180,951)	187,250	—	—	45,332	(63,366)
2,394,109	11,521,150	(1,717,385)	7,574,472	233,654	243,470	3,110,907	2,110,212

—	(99,127)	(185,900)	(3,220,595)
—	(6,183)	(23,488)	(147,366)
—	(156,324)	(445,995)	(2,053,634)

—	(1,617,757)	—	—
—	(54,620)	—	—
—	(857,186)	—	—
—	(2,791,197)	(655,383)	(5,421,595)

				(233,654)	(243,470)	(3,067,072)	(2,173,717)
				(233,654)	(243,470)	(3,067,072)	(2,173,717)

39,170,057	54,392,703	22,117,931	174,937,272	15,291,469	29,723,424	370,156,368	485,340,979
1	2,776,308	652,695	5,385,499	216,225	236,626	310,809	225,080
(55,243,545)	(57,352,179)	(140,803,480)	(208,828,722)	(17,098,825)	(31,415,171)	(302,900,131)	(386,435,339)
(16,073,487)	(183,168)	(118,032,854)	(28,505,951)	(1,591,131)	(1,455,121)	67,567,046	99,130,720

(13,679,378)	8,546,785	(120,405,622)	(26,353,074)	(1,591,131)	(1,455,121)	67,610,881	99,067,215

94,764,545	86,217,760	188,555,751	214,908,825	35,210,706	36,665,827	296,547,451	197,480,236

$81,085,167	$94,764,545	$68,150,129	$188,555,751	$33,619,575	$35,210,706	$364,158,332	$296,547,451

$(19,833)	$3,453	$(81,392)	$(50,555)	$—	$—	$107	$105

1,061,683	1,586,527	2,403,688	18,549,332	15,291,469	29,723,424	370,200,267	485,328,584
—	75,618	71,230	572,232	216,225	236,626	310,844	225,073
(1,500,939)	(1,668,761)	(15,103,433)	(22,170,849)	(17,098,825)	(31,415,171)	(302,925,973)	(386,423,004)
(439,256)	(6,616)	(12,628,515)	(3,049,285)	(1,591,131)	(1,455,121)	67,585,138	99,130,653

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 105

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2018	$7.54	0.02	0.04	0.06	0.00	0.00	0.00	0.00
2017	$6.79	0.04	1.34	1.38	(0.04)	(0.59)	0.00	(0.63)
2016	$6.47	0.05	0.32	0.37	(0.05)	0.00	0.00	(0.05)
2015	$7.03	0.02	(0.41)	(0.39)	(0.02)	(0.15)	0.00	(0.17)
2014	$6.95	0.01	0.81	0.82	(0.18)	(0.56)	0.00	(0.74)
2013	$5.81	0.01	1.75	1.76	(0.01)	(0.61)	0.00	(0.62)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2018	$7.57	0.03	0.04	0.07	0.00	0.00	0.00	0.00
2017	$6.80	0.05	1.34	1.39	(0.03)	(0.59)	0.00	(0.62)
2016 (9)	$6.51	0.01	0.29	0.30	(0.01)	0.00	0.00	(0.01)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2018	$7.57	0.03	0.04	0.07	0.00	0.00	0.00	0.00
2017	$6.80	0.07	1.33	1.40	(0.04)	(0.59)	0.00	(0.63)
2016 (9)	$6.51	0.02	0.29	0.31	(0.02)	0.00	0.00	(0.02)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2018	$11.48	0.00	0.10	0.10	0.00	0.00	0.00	0.00
2017	$10.28	(0.01)	1.99	1.98	0.00	(0.78)	0.00	(0.78)
2016	$9.73	0.02	0.66	0.68	(0.02)	(0.11)	0.00	(0.13)
2015 (6)	$10.00	(0.04)	(0.08)	(0.12)	0.00	(0.13)	(0.02)	(0.15)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2018	$11.53	0.02	0.09	0.11	0.00	0.00	0.00	0.00
2017	$10.29	0.02	2.00	2.02	0.00	(0.78)	0.00	(0.78)
2016 (9)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2018	$11.54	0.03	0.10	0.13	0.00	0.00	0.00	0.00
2017	$10.29	0.05	1.98	2.03	0.00	(0.78)	0.00	(0.78)
2016 (9)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$11.53	0.03	(0.11)	(0.08)	(0.03)	0.00	0.00	(0.03)
2017	$9.56	0.04	2.09	2.13	(0.03)	(0.13)	0.00	(0.16)
2016	$9.34	0.09	0.24	0.33	(0.11)	0.00	0.00	(0.11)
2015	$10.38	0.04	(0.79)	(0.75)	(0.04)	(0.25)	0.00	(0.29)
2014	$11.36	0.06	0.58	0.64	(0.16)	(1.46)	0.00	(1.62)
2013	$10.07	0.04	2.34	2.38	(0.05)	(1.04)	0.00	(1.09)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$11.54	0.05	(0.12)	(0.07)	(0.04)	0.00	0.00	(0.04)
2017	$9.57	0.15	2.03	2.18	(0.08)	(0.13)	0.00	(0.21)
2016 (9)	$9.41	0.06	0.16	0.22	(0.06)	0.00	0.00	(0.06)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$11.55	0.06	(0.12)	(0.06)	(0.05)	0.00	0.00	(0.05)
2017	$9.58	0.12	2.09	2.21	(0.11)	(0.13)	0.00	(0.24)
2016 (9)	$9.41	0.06	0.16	0.22	(0.05)	0.00	0.00	(0.05)

See footnotes on pages 112 and 113.

The accompanying notes are an integral part of these financial statements.

Page 106	2018 Semiannual Report | June 30, 2018

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$7.60	0.80%	$221,236	0.51%	1.28%	1.33%	1.33%	118%
$7.54	20.29%	$250,322	0.49%	1.27%	1.33%	1.33%	276%
$6.79	5.72%	$390,817	0.73%	1.05%	1.36%	1.35%	414%
$6.47	(5.50%)	$390,945	0.33%	1.03%	1.35%	1.37%	277%
$7.03	12.12%	$297,861	0.22%	1.22%	1.44%	1.44%	238%
$6.95	30.46%	$161,823	0.14%	1.22%	1.42%	1.54%	260%

$7.64	0.92%	$53,510	0.66%	1.14%	1.18%	1.18%	118%
$7.57	20.50%	$41,440	0.71%	1.05%	1.11%	1.20%	276%
$6.80	4.68%	$154	1.32%	0.73%	0.99%	0.99%	414%

$7.64	0.92%	$267,130	0.86%	0.95%	0.99%	0.99%	118%
$7.57	20.60%	$186,200	0.88%	0.85%	0.91%	1.00%	276%
$6.80	4.72%	$845	1.33%	0.72%	0.98%	0.98%	414%

$11.58	0.87%	$49,953	0.08%	1.78%	1.86%	1.86%	58%
$11.48	19.28%	$59,441	(0.08%)	1.91%	2.16%	2.16%	120%
$10.28	6.97%	$124,009	0.16%	1.49%	1.99%	1.99%	235%
$9.73	(1.21%)	$125,597	(0.36%)	1.49%	2.12%	2.19%	161%

$11.64	0.95%	$13,283	0.28%	1.59%	1.67%	1.67%	58%
$11.53	19.65%	$12,921	0.21%	1.68%	1.89%	2.01%	120%
$10.29	4.49%	$48	1.07%	1.38%	1.88%	1.88%	235%

$11.67	1.13%	$106,660	0.47%	1.41%	1.49%	1.49%	58%
$11.54	19.75%	$82,513	0.45%	1.45%	1.70%	1.82%	120%
$10.29	4.52%	$461	1.07%	1.38%	1.87%	1.87%	235%

$11.42	(0.74%)	$16,078	0.52%	1.56%	1.63%	1.63%	88%
$11.53	22.33%	$35,512	0.35%	1.48%	1.63%	1.63%	179%
$9.56	3.54%	$75,657	1.00%	1.16%	1.41%	1.54%	169%
$9.34	(7.21%)	$106,422	0.42%	1.19%	1.42%	1.50%	170%
$10.38	5.87%	$109,845	0.54%	1.23%	1.37%	1.51%	143%
$11.36	23.82%	$91,769	0.36%	1.23%	1.40%	1.58%	231%

$11.43	(0.61%)	$1,666	0.92%	1.37%	1.43%	1.43%	88%
$11.54	22.84%	$1,057	1.38%	1.20%	1.33%	1.44%	179%
$9.57	2.34%	$30	3.79%	1.01%	1.17%	1.17%	169%

$11.44	(0.52%)	$56,162	1.11%	1.13%	1.19%	1.19%	88%
$11.55	23.07%	$37,369	1.13%	0.94%	1.10%	1.21%	179%
$9.58	2.34%	$330	3.76%	1.02%	1.18%	1.18%	169%

See footnotes on pages 112 and 113.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 107

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Balanced Fund - Retail Class (1)(2)(3)(4)
2018	$11.61	0.05	(0.06)	(0.01)	(0.04)	0.00	0.00	(0.04)
2017	$10.74	0.09	1.49	1.58	(0.11)	(0.60)	0.00	(0.71)
2016	$10.36	0.11	0.39	0.50	(0.12)	0.00	0.00	(0.12)
2015	$10.98	0.09	(0.58)	(0.49)	(0.08)	(0.05)	0.00	(0.13)
2014	$11.10	0.10	0.84	0.94	(0.27)	(0.79)	0.00	(1.06)
2013	$10.06	0.09	1.89	1.98	(0.09)	(0.85)	0.00	(0.94)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2018	$11.68	0.07	(0.06)	0.01	(0.05)	0.00	0.00	(0.05)
2017	$10.74	0.13	1.50	1.63	(0.09)	(0.60)	0.00	(0.69)
2016 (9)	$10.49	0.04	0.25	0.29	(0.04)	0.00	0.00	(0.04)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2018	$11.68	0.08	(0.07)	0.01	(0.05)	0.00	0.00	(0.05)
2017	$10.75	0.16	1.47	1.63	(0.10)	(0.60)	0.00	(0.70)
2016 (9)	$10.49	0.04	0.26	0.30	(0.04)	0.00	0.00	(0.04)
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$11.66	0.08	(0.08)	(0.00)	(0.06)	0.00	0.00	(0.06)
2017	$10.46	0.07	1.60	1.67	(0.05)	(0.42)	0.00	(0.47)
2016	$9.50	0.16	0.97	1.13	(0.17)	0.00	0.00	(0.17)
2015 (7)	$10.00	0.18	(0.59)	(0.41)	(0.09)	0.00	0.00	(0.09)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$11.66	0.09	(0.08)	0.01	(0.06)	0.00	0.00	(0.06)
2017	$10.46	0.12	1.59	1.71	(0.09)	(0.42)	0.00	(0.51)
2016 (9)	$9.87	0.03	0.59	0.62	(0.03)	0.00	0.00	(0.03)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$11.68	0.10	(0.08)	0.02	(0.07)	0.00	0.00	(0.07)
2017	$10.47	0.14	1.59	1.73	(0.10)	(0.42)	0.00	(0.52)
2016 (9)	$9.87	0.03	0.59	0.62	(0.02)	0.00	0.00	(0.02)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$22.54	0.20	(0.43)	(0.23)	(0.16)	0.00	0.00	(0.16)
2017	$21.32	0.27	1.36	1.63	(0.41)	0.00	0.00	(0.41)
2016	$18.17	0.11	3.48	3.59	0.00	(0.20)	(0.24)	(0.44)
2015	$30.45	0.17	(5.40)	(5.23)	(0.25)	(6.80)	0.00	(7.05)
2014	$30.98	0.19	2.64	2.83	(0.83)	(2.53)	0.00	(3.36)
2013	$24.17	0.17	6.81	6.98	(0.17)	0.00	0.00	(0.17)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$22.82	0.23*	(0.45)	(0.22)	(0.16)	0.00	0.00	(0.16)
2017	$21.34	0.36*	1.35	1.71	(0.23)	0.00	0.00	(0.23)
2016 (9)	$21.02	0.00*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$22.85	0.25*	(0.44)	(0.19)	(0.18)	0.00	0.00	(0.18)
2017	$21.34	0.59*	1.14	1.73	(0.22)	0.00	0.00	(0.22)

See footnotes on pages 112 and 113.

The accompanying notes are an integral part of these financial statements.

Page 108	2018 Semiannual Report | June 30, 2018

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$11.56	(0.08%)	$91,232	0.91%	1.35%	1.44%	1.44%	121%
$11.61	14.74%	$97,116	0.81%	1.41%	1.49%	1.49%	226%
$10.74	4.84%	$229,738	1.02%	1.22%	1.46%	1.46%	322%
$10.36	(4.47%)	$288,803	0.81%	1.22%	1.47%	1.48%	246%
$10.98	8.61%	$175,534	0.94%	1.33%	1.50%	1.54%	180%
$11.10	19.79%	$105,642	0.85%	1.33%	1.47%	1.57%	217%

$11.64	0.09%	$18,793	1.13%	1.15%	1.24%	1.24%	121%
$11.68	15.21%	$12,137	1.13%	1.12%	1.21%	1.30%	226%
$10.74	2.77%	$89	2.42%	0.85%	1.06%	1.06%	322%

$11.64	0.09%	$224,352	1.31%	0.97%	1.06%	1.06%	121%
$11.68	15.25%	$169,586	1.35%	0.93%	1.02%	1.11%	226%
$10.75	2.83%	$219	2.42%	0.85%	1.07%	1.07%	322%

$11.60	0.00%	$34,761	1.30%	1.26%	1.40%	1.50%	127%
$11.66	15.99%	$24,635	0.61%	1.47%	1.67%	1.73%	349%
$10.46	12.06%	$56,744	1.62%	1.26%	1.61%	1.80%	250%
$9.50	(4.15%)	$42,099	1.80%	1.26%	1.66%	1.85%	70%

$11.61	0.09%	$9,242	1.52%	1.06%	1.20%	1.30%	127%
$11.66	16.40%	$3,538	1.03%	1.11%	1.35%	1.50%	349%
$10.46	6.32%	$22	1.92%	0.97%	1.21%	1.21%	250%

$11.63	0.17%	$103,625	1.72%	0.86%	1.00%	1.10%	127%
$11.68	16.55%	$37,945	1.29%	0.91%	1.13%	1.28%	349%
$10.47	6.31%	$229	1.92%	1.00%	1.24%	1.24%	250%

$22.15	(1.02%)	$32,274	1.84%	1.10%	1.27%	1.50%	105%
$22.54	7.64%	$12,545	1.24%	1.58%	1.70%	2.57%	135%
$21.32	19.87%	$20,450	0.55%	2.15%	2.17%	2.55%	44%
$18.17	(16.92%)	$20,034	0.56%	1.98%	1.98%	2.01%	54%
$30.45	9.42%	$46,746	0.63%	1.88%	1.88%	1.89%	34%
$30.98	28.96%	$37,988	0.62%	1.87%	1.87%	1.99%	19%

$22.44	(0.96%)	$6,252	2.01%	0.93%	1.11%	1.34%	105%
$22.82	8.01%	$682	1.63%	0.81%	1.07%	1.97%	135%
$21.34	2.64%	$7	0.11%	1.87%	1.93%	2.18%	44%

$22.48	(0.83%)	$86,937	2.21%	0.75%	0.92%	1.15%	105%
$22.85	8.10%	$11,739	2.65%	0.25%	0.49%	1.39%	135%
$21.34	2.62%	$305	0.08%	1.90%	1.96%	2.21%	44%

See footnotes on pages 112 and 113.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 109

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Aggressive Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$10.45	0.01		0.18	0.19	0.00	0.00	0.00	0.00
2017	$10.34	0.02		1.31	1.33	(0.02)	(1.20)	0.00	(1.22)
2016	$9.64	0.07		0.72	0.79	(0.09)	0.00	0.00	(0.09)
2015	$10.47	0.03		(0.48)	(0.45)	(0.03)	(0.35)	0.00	(0.38)
2014	$10.91	0.00		1.43	1.43	(0.08)	(1.79)	0.00	(1.87)
2013	$8.44	(0.00	)*	2.56	2.56	0.00	(0.09)	0.00	(0.09)
Aggressive Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$10.45	0.02		0.19	0.21	0.00	0.00	0.00	0.00
2017	$10.35	0.07		1.29	1.36	(0.06)	(1.20)	0.00	(1.26)
2016 (9)	$9.53	0.01		0.82	0.83	(0.01)	0.00	0.00	(0.01)
Aggressive Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$10.46	0.03		0.19	0.22	0.00	0.00	0.00	0.00
2017	$10.35	0.10		1.29	1.39	(0.08)	(1.20)	0.00	(1.28)
2016 (9)	$9.53	0.01		0.82	0.83	(0.01)	0.00	0.00	(0.01)
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$10.85	0.03		0.06	0.09	(0.02)	0.00	0.00	(0.02)
2017	$9.72	0.06		1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
2016	$9.36	0.10		0.40	0.50	(0.09)	(0.05)	0.00	(0.14)
2015	$10.02	0.05		(0.40)	(0.35)	(0.05)	(0.26)	0.00	(0.31)
2014	$10.35	0.04		1.25	1.29	(0.30)	(1.32)	0.00	(1.62)
2013	$8.80	0.02		2.74	2.76	(0.02)	(1.19)	0.00	(1.21)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$10.88	0.05		0.05	0.10	(0.03)	0.00	0.00	(0.03)
2017	$9.73	0.10		1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
2016 (9)	$9.34	0.02		0.44	0.46	(0.02)	(0.05)	0.00	(0.07)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$10.86	0.06		0.06	0.12	(0.04)	0.00	0.00	(0.04)
2017	$9.72	0.12		1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
2016 (9)	$9.34	0.02		0.43	0.45	(0.02)	(0.05)	0.00	(0.07)
Quantex Fund - Retail Class (1)(2)(3)(4)
2018	$36.76	(0.03)		1.14	1.11	0.00	0.00	0.00	0.00
2017	$33.36	0.09		4.38	4.47	(0.06)	(1.01)	0.00	(1.07)
2016	$27.84	0.14		6.02	6.16	(0.16)	(0.48)	0.00	(0.64)
2015	$35.20	0.17		(2.78)	(2.61)	(0.17)	(4.58)	0.00	(4.75)
2014	$35.04	0.13		3.11	3.24	(0.40)	(2.68)	0.00	(3.08)
2013	$25.46	0.09		10.45	10.54	(0.08)	(0.88)	0.00	(0.96)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2018	$36.78	0.04		1.10	1.14	0.00	0.00	0.00	0.00
2017	$33.37	0.21		4.35	4.56	(0.14)	(1.01)	0.00	(1.15)
2016 (9)	$30.67	0.04		3.18	3.22	(0.04)	(0.48)	0.00	(0.52)
Quantex - Institutional Class (1)(2)(3)(4)
2018	$36.77	0.11		1.07	1.18	0.00	0.00	0.00	0.00
2017	$33.37	0.26		4.35	4.61	(0.20)	(1.01)	0.00	(1.21)
2016 (9)	$30.67	0.04		3.18	3.22	(0.04)	(0.48)	0.00	(0.52)

See footnotes on pages 112 and 113.

The accompanying notes are an integral part of these financial statements.

Page 110	2018 Semiannual Report | June 30, 2018

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$10.64	1.82%	$7,586	0.13%	1.73%	1.95%	1.95%	119%
$10.45	12.91%	$18,732	0.22%	1.50%	1.74%	1.76%	253%
$10.34	8.26%	$45,718	0.77%	1.16%	1.60%	1.63%	361%
$9.64	(4.35%)	$78,211	0.24%	1.18%	1.56%	1.58%	283%
$10.47	13.49%	$84,847	0.00%	1.33%	1.59%	1.60%	239%
$10.91	30.40%	$64,608	(0.03%)	1.35%	1.57%	1.65%	272%

$10.66	2.01%	$1,184	0.40%	1.58%	1.77%	1.77%	119%
$10.45	13.22%	$1,431	0.65%	1.24%	1.45%	1.59%	253%
$10.35	8.75%	$19	0.85%	0.91%	1.24%	1.24%	361%

$10.68	2.10%	$17,450	0.63%	1.33%	1.53%	1.53%	119%
$10.46	13.52%	$21,139	0.90%	0.94%	1.21%	1.35%	253%
$10.35	8.73%	$345	0.83%	0.93%	1.25%	1.25%	361%

$10.92	0.83%	$38,230	0.58%	1.36%	1.45%	1.55%	142%
$10.85	21.20%	$50,570	0.59%	1.39%	1.51%	1.58%	252%
$9.72	5.37%	$118,293	1.04%	1.05%	1.42%	1.56%	369%
$9.36	(3.46%)	$116,559	0.47%	1.19%	1.48%	1.54%	245%
$10.02	12.80%	$141,638	0.40%	1.22%	1.45%	1.54%	230%
$10.35	31.61%	$102,926	0.20%	1.22%	1.39%	1.58%	276%

$10.95	0.92%	$10,397	0.82%	1.16%	1.25%	1.34%	142%
$10.88	21.42%	$10,140	0.87%	1.16%	1.27%	1.34%	252%
$9.73	4.89%	$48	1.33%	0.81%	1.12%	1.12%	369%

$10.94	1.11%	$93,510	1.06%	0.94%	1.02%	1.12%	142%
$10.86	21.61%	$70,187	1.10%	0.94%	1.05%	1.12%	252%
$9.72	4.80%	$592	1.33%	0.80%	1.11%	1.11%	369%

$37.87	3.02%	$31,151	(0.16%)	1.41%	1.57%	1.67%	75%
$36.76	13.42%	$60,161	0.27%	1.29%	1.52%	1.66%	72%
$33.36	22.14%	$85,235	0.47%	1.18%	1.52%	1.77%	91%
$27.84	(7.68%)	$58,883	0.46%	1.09%	1.26%	1.75%	87%
$35.20	9.48%	$61,834	0.36%	1.44%	1.52%	1.78%	29%
$35.04	41.54%	$44,476	0.27%	1.52%	1.58%	1.94%	25%

$37.92	3.10%	$1,055	0.20%	1.26%	1.42%	1.52%	75%
$36.78	13.68%	$2,114	0.59%	1.19%	1.39%	1.56%	72%
$33.37	10.48%	$31	0.75%	1.10%	1.15%	1.40%	91%

$37.95	3.21%	$48,880	0.58%	1.05%	1.20%	1.30%	75%
$36.77	13.84%	$32,489	0.75%	1.00%	1.18%	1.35%	72%
$33.37	10.48%	$951	0.75%	1.09%	1.15%	1.40%	91%

See footnotes on pages 112 and 113.

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 111

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Total Return Bond Fund - Retail Class (1)(2)(3)(4)
2018	$9.37	0.07	(0.26)	(0.19)	(0.08)	0.00	0.00	(0.08)
2017	$9.28	0.24	0.10	0.34	(0.25)	0.00	0.00	(0.25)
2016	$9.14	0.27	0.14	0.41	(0.27)	0.00	0.00	(0.27)
2015	$9.63	0.27	(0.51)	(0.24)	(0.25)	0.00	0.00	(0.25)
2014	$9.77	0.33	(0.15)	0.18	(0.32)	0.00	0.00	(0.32)
2013	$10.15	0.38	(0.38)	(0.00)	(0.38)	0.00	0.00	(0.38)
Total Return Bond Fund - Adviser Class (1)(2)(3)(4)
2018	$9.38	0.08	(0.26)	(0.18)	(0.09)	0.00	0.00	(0.09)
2017	$9.28	0.28	0.10	0.38	(0.28)	0.00	0.00	(0.28)
2016 (9)	$9.46	0.09	(0.19)	(0.10)	(0.08)	0.00	0.00	(0.08)
Total Return Bond Fund - Institutional Class (1)(2)(3)(4)
2018	$9.38	0.09	(0.27)	(0.18)	(0.09)	0.00	0.00	(0.09)
2017	$9.28	0.31	0.08	0.39	(0.29)	0.00	0.00	(0.29)
2016 (9)	$9.46	0.08	(0.18)	(0.10)	(0.08)	0.00	0.00	(0.08)
Prime Money Market Fund (1)(2)(3)(4)
2018	$1.00	0.007	N/A	0.007	(0.007)	0.000	0.000	(0.007)
2017	$1.00	0.007	N/A	0.007	(0.007)	0.000	0.000	(0.007)
2016	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
2015	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2014	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2013	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2018	$0.9999	0.0082	(0.0001)	0.0081	(0.0080)	0.0000	0.0000	(0.0080)
2017	$1.0001	0.0101	(0.0003)	0.0098	(0.0100)	0.0000	0.0000	(0.0100)
2016 (8)	$1.0000	0.0010	0.0001	0.0011	(0.0010)	0.0000	0.0000	(0.0010)

1

Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4

Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Page 112	2018 Semiannual Report | June 30, 2018

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$9.10	(2.07%)	$16,718	1.43%	1.03%	1.14%	1.25%	51%
$9.37	3.72%	$67,986	2.59%	1.01%	1.02%	1.03%	133%
$9.28	4.49%	$214,755	2.87%	0.88%	0.98%	1.00%	217%
$9.14	(2.51%)	$214,618	2.71%	0.88%	1.01%	1.03%	295%
$9.63	1.78%	$143,046	3.39%	0.99%	1.02%	1.13%	82%
$9.77	0.01%	$90,080	3.87%	0.99%	1.01%	1.19%	79%

$9.11	(1.97%)	$3,345	1.66%	0.84%	0.95%	1.06%	51%
$9.38	4.07%	$9,896	2.95%	0.79%	0.83%	0.84%	133%
$9.28	(1.05%)	$84	5.49%	0.52%	0.53%	0.53%	217%

$9.11	(1.88%)	$48,088	1.93%	0.66%	0.77%	0.88%	51%
$9.38	4.20%	$110,674	3.27%	0.60%	0.64%	0.65%	133%
$9.28	(1.08%)	$70	5.35%	0.51%	0.53%	0.53%	217%

$1.00	0.67%	$33,620	1.33%	0.44%	0.44%	0.94%	N/A
$1.00	0.68%	$35,211	0.67%	0.47%	0.47%	1.00%	N/A
$1.00	0.29%	$36,666	0.28%	0.32%	0.32%	0.69%	N/A
$1.00	0.07%	$56,530	0.07%	0.18%	0.18%	0.58%	N/A
$1.00	0.06%	$54,927	0.06%	0.16%	0.16%	0.67%	N/A
$1.00	0.08%	$61,288	0.08%	0.22%	0.22%	0.90%	N/A

$1.0000	0.83%	$364,158	1.65%	0.15%	0.15%	0.51%	N/A
$0.9999	0.96%	$296,547	1.01%	0.17%	0.17%	0.56%	N/A
$1.0001	0.11%	$197,480	0.43%	0.24%	0.24%	0.62%	N/A

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on January 1, 2015.
7	Commenced operations on June 30, 2015.
8	Commenced operations on October 7, 2016.
9	Commenced operations on October 31, 2016.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2018 Semiannual Report | June 30, 2018	Page 113

Notes to Financial Statements
June 30, 2018 (unaudited)

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers twelve separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Aggressive Allocation Fund (Aggressive), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Total Return Bond Fund (Bond), Prime Money Market Fund (Prime Money Market), and Institutional Prime Money Market Fund (Institutional Prime Money Market)(the Funds).

Each Fund, except Prime Money Market and Institutional Prime Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Prime Money Market and Institutional Prime Money Market offer only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Prime Money Market operates as a retail money market fund. The Fund maintains a stable net asset value of $1.00, is only available for purchase in accounts beneficially owned by natural persons, and may impose liquidity fees or redemption gates in certain circumstances. Institutional Prime Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places.

Effective November 20, 2017, Dynamic Growth Fund, Aggressive Growth Fund, Global Opportunities Fund, Infrastructure Fund, and Dividend Opportunities Fund changed their names to Dynamic Allocation Fund, Aggressive Allocation Fund, Global Allocation Fund, Conservative Allocation Fund, and Moderate Allocation Fund, respectively. Each Fund, except Aggressive Allocation Fund and Dynamic Allocation Fund, also made changes to their investment strategies to better align the investment strategies of the Funds with the tactical asset allocation expertise of the Funds’ adviser, Meeder Asset Management, Inc.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the SEC) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund.

Page 114	2018 Semiannual Report | June 30, 2018

Futures & options. Each Fund, except the Money Market Funds, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for the Money Market Funds, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Bond and the Money Market Funds, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for the Money Market Funds, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2018, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2018.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2018 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$7,190,176	$(2,580,325)
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	3,431,501	(1,437,324)
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	922,485	(532,221)
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	3,215,017	(1,119,719)
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	1,176,524	(436,974)
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	533,083	(183,626)
Aggressive	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	226,050	(156,706)

2018 Semiannual Report | June 30, 2018	Page 115

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$1,759,510	$(1,131,313)
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	135,680	(75,060)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2017	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Contracts as of June 30, 2018	Statement of Operations Location	For the Six Months Ended June 30, 2018
Muirfield	Equity contracts	1,070	6,664	6,644	1,090	Net realized gains (losses) from futures contracts	$763,878
Spectrum	Equity contracts	469	2,358	2,297	530	Net realized gains (losses) from futures contracts	1,295,555
Global	Equity contracts	132	963	925	170	Net realized gains (losses) from futures contracts	24,009
Balanced	Equity contracts	335	3,056	2,904	487	Net realized gains (losses) from futures contracts	(715,363)
Moderate	Equity contracts	32	1,108	955	185	Net realized gains (losses) from futures contracts	18,921
Conservative	Equity contracts	7	619	543	83	Net realized gains (losses) from futures contracts	(103,065)
Aggressive	Equity contracts	90	206	251	45	Net realized gains (losses) from futures contracts	369,500
Dynamic	Equity contracts	254	906	822	338	Net realized gains (losses) from futures contracts	197,157
Quantex	Equity contracts	37	118	139	16	Net realized gains (losses) from futures contracts	94,835

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Six Months Ended June 30, 2018
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(4,178,931)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(2,103,572)
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(749,092)
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,177,950)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(476,973)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(192,054)
Aggressive	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(321,933)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,599,673)
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(128,946)

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all

Page 116	2018 Semiannual Report | June 30, 2018

open tax years (tax years ended December 31, 2014 through December 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2018, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Aggressive, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Bond declares and pays dividends from net investment income on a monthly basis. The Money Market Funds declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to reclassification of commissions recapture, partnership basis adjustments, and redemptions treated as distributions for tax purposes (i.e. equalization). These differences are primarily due to net operating losses and partnership basis adjustments. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2017, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Undistributed Net Realized Gain (Loss) from Investments and Futures Contracts
Muirfield	$11,169,236	$(231,438)	$(10,937,798)
Spectrum	2,621,862	(142,338)	(2,479,524)
Global	—	(117,184)	117,184
Balanced	5,995,449	(170,556)	(5,824,893)
Moderate	958,754	(108,563)	(850,191)
Conservative	67,241	31,298	(98,539)
Aggressive	(843)	(78,710)	79,553
Dynamic	3,306,444	(139,045)	(3,167,399)
Quantex	—	(84,944)	84,944
Bond	(2,004)	(43,340)	45,344

Investment income & expenses. For all Funds, except the Money Market Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds, except the Money Market Funds, are authorized to issue an unlimited number of shares in the Retail Class, the Adviser Class, and the Institutional Class. Transactions in the capital shares of the Funds for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2018
Muirfield - Retail	$49,920,201	6,463,443	$19	2
Muirfield - Adviser	23,636,575	3,069,587	—	—
Muirfield - Institutional	132,523,227	17,224,008	—	—
Spectrum - Retail	7,731,783	660,762	—	—
Spectrum - Adviser	3,087,820	262,982	—	—
Spectrum - Institutional	40,903,241	3,480,653	—	—
Global - Retail	6,584,823	554,071	61,519	5,411
Global - Adviser	1,455,960	123,126	5,819	511
Global - Institutional	27,896,514	2,393,198	186,854	16,405
Balanced - Retail	41,828,322	3,540,012	340,945	29,597
Balanced - Adviser	12,220,273	1,032,789	79,493	6,850
Balanced - Institutional	122,016,084	10,343,635	905,197	77,944
Moderate - Retail	35,075,287	2,962,877	204,228	17,647
Moderate - Adviser	9,655,928	820,440	43,613	3,764

2018 Semiannual Report | June 30, 2018	Page 117

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Moderate - Institutional	97,277,011	8,245,213	577,937	49,794
Conservative - Retail	$32,395,425	1,425,472	$263,577	11,891
Conservative - Adviser	6,795,185	296,617	43,558	1,940
Conservative - Institutional	86,217,461	3,763,439	647,339	28,794
Aggressive - Retail	375,122	35,465	—	—
Aggressive - Adviser	268,650	25,534	—	—
Aggressive - Institutional	4,174,279	393,382	—	—
Dynamic - Retail	12,779,811	1,137,023	88,060	8,086
Dynamic - Adviser	2,318,606	208,605	28,365	2,597
Dynamic - Institutional	34,049,372	3,077,253	299,387	27,442
Quantex - Retail	7,886,318	212,358	—	—
Quantex - Adviser	820,111	22,019	—	—
Quantex - Institutional	30,463,628	827,306	—	—
Bond - Retail	2,899,400	312,822	184,659	20,161
Bond - Adviser	1,666,407	181,951	23,488	2,564
Bond - Institutional	17,552,124	1,908,915	444,548	48,505
Prime Money Market	15,291,469	15,291,469	216,225	216,225
Institutional Prime Money Market	370,156,368	370,200,267	310,809	310,844

Year Ended December 31, 2017
Muirfield - Retail	$69,224,338	9,392,928	$18,274,233	2,436,224
Muirfield - Adviser	43,200,633	5,772,167	2,814,669	373,234
Muirfield - Institutional	196,126,815	26,417,922	12,525,154	1,661,317
Spectrum - Retail	17,727,645	1,618,032	3,759,826	329,231
Spectrum - Adviser	13,785,585	1,240,035	802,353	69,953
Spectrum - Institutional	87,828,254	7,861,056	4,540,126	395,481
Global - Retail	4,290,027	414,217	498,987	43,704
Global - Adviser	1,122,959	105,925	18,941	1,662
Global - Institutional	43,705,168	4,385,231	762,165	66,766
Balanced - Retail	26,306,979	2,323,085	5,871,578	507,403
Balanced - Adviser	13,252,680	1,148,364	638,110	54,695
Balanced - Institutional	185,796,592	16,103,392	6,866,027	589,322
Moderate - Retail	5,411,114	497,051	999,860	86,853
Moderate - Adviser	3,672,006	337,942	133,385	11,486
Moderate - Institutional	39,284,644	3,583,497	1,350,218	116,322
Conservative - Retail	3,066,122	140,500	217,793	9,663
Conservative - Adviser	790,658	35,430	6,728	295
Conservative - Institutional	14,928,684	660,636	111,127	4,863
Aggressive - Retail	3,226,502	303,535	1,967,782	190,244
Aggressive - Adviser	1,446,318	134,695	150,159	14,477
Aggressive - Institutional	22,969,546	2,186,544	2,296,719	220,946
Dynamic - Retail	12,488,746	1,207,246	4,060,526	376,589
Dynamic - Adviser	10,819,161	1,016,257	782,624	72,269
Dynamic - Institutional	70,981,096	6,892,336	5,504,520	508,681
Quantex - Retail	15,894,719	463,602	1,715,006	46,714
Quantex - Adviser	2,330,634	68,459	60,803	1,654
Quantex - Institutional	36,167,350	1,054,466	1,000,499	27,250
Bond - Retail	25,785,784	2,743,003	3,211,909	341,738
Bond - Adviser	11,199,739	1,181,978	147,366	15,628
Bond - Institutional	137,951,749	14,624,351	2,026,224	214,866
Prime Money Market	29,723,424	29,723,424	236,626	236,626
Institutional Prime Money Market	485,340,979	485,328,584	225,080	225,073

Page 118	2018 Semiannual Report | June 30, 2018

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2018
Muirfield - Retail	$(80,996,225)	(10,567,586)	$(31,076,005)	(4,104,141)
Muirfield - Adviser	(11,908,995)	(1,539,914)	11,727,580	1,529,673
Muirfield - Institutional	(53,313,453)	(6,884,665)	79,209,773	10,339,343
Spectrum - Retail	(17,808,025)	(1,526,367)	(10,076,242)	(865,605)
Spectrum - Adviser	(2,864,593)	(242,989)	223,227	19,993
Spectrum - Institutional	(17,617,183)	(1,489,493)	23,286,058	1,991,160
Global - Retail	(25,792,884)	(2,231,187)	(19,146,542)	(1,671,705)
Global - Adviser	(821,597)	(69,435)	640,182	54,202
Global - Institutional	(8,678,722)	(735,815)	19,404,646	1,673,788
Balanced - Retail	(47,373,350)	(4,042,853)	(5,204,083)	(473,244)
Balanced - Adviser	(5,478,799)	(463,369)	6,820,967	576,270
Balanced - Institutional	(67,155,111)	(5,670,391)	55,766,170	4,751,188
Moderate - Retail	(24,650,076)	(2,096,891)	10,629,439	883,633
Moderate - Adviser	(3,911,254)	(331,765)	5,788,287	492,439
Moderate - Institutional	(31,177,874)	(2,636,670)	66,677,074	5,658,337
Conservative - Retail	(11,991,009)	(536,956)	20,667,993	900,407
Conservative - Adviser	(1,135,537)	(49,864)	5,703,206	248,693
Conservative - Institutional	(9,965,550)	(437,881)	76,899,250	3,354,352
Aggressive - Retail	(11,934,896)	(1,115,357)	(11,559,774)	(1,079,892)
Aggressive - Adviser	(548,992)	(51,268)	(280,342)	(25,734)
Aggressive - Institutional	(8,384,845)	(780,136)	(4,210,566)	(386,754)
Dynamic - Retail	(25,393,700)	(2,306,593)	(12,525,829)	(1,161,484)
Dynamic - Adviser	(2,167,976)	(194,049)	178,995	17,153
Dynamic - Institutional	(11,328,428)	(1,017,947)	23,020,331	2,086,748
Quantex - Retail	(37,673,937)	(1,026,417)	(29,787,618)	(814,059)
Quantex - Adviser	(1,938,634)	(51,675)	(1,118,523)	(29,656)
Quantex - Institutional	(15,630,974)	(422,847)	14,832,654	404,459
Bond - Retail	(53,512,128)	(5,752,097)	(50,428,069)	(5,419,114)
Bond - Adviser	(8,165,298)	(872,496)	(6,475,403)	(687,981)
Bond - Institutional	(79,126,054)	(8,478,840)	(61,129,382)	(6,521,420)
Prime Money Market	(17,098,825)	(17,098,825)	(1,591,131)	(1,591,131)
Institutional Prime Money Market	(302,900,131)	(302,925,973)	67,567,046	67,585,138

Year Ended December 31, 2017
Muirfield - Retail	$(263,903,006)	(36,151,315)	$(176,404,435)	(24,322,163)
Muirfield - Adviser	(5,289,800)	(696,300)	40,725,502	5,449,101
Muirfield - Institutional	(27,343,196)	(3,598,362)	181,308,773	24,480,877
Spectrum - Retail	(96,970,103)	(8,826,443)	(75,482,632)	(6,879,180)
Spectrum - Adviser	(2,202,940)	(193,909)	12,384,998	1,116,079
Spectrum - Institutional	(13,276,329)	(1,152,838)	79,092,051	7,103,699
Global - Retail	(53,076,539)	(5,293,945)	(48,287,525)	(4,836,024)
Global - Adviser	(207,804)	(19,150)	934,096	88,437
Global - Institutional	(13,511,851)	(1,250,757)	30,955,482	3,201,240
Balanced - Retail	(180,115,210)	(15,862,623)	(147,936,653)	(13,032,135)
Balanced - Adviser	(2,009,926)	(172,407)	11,880,864	1,030,652
Balanced - Institutional	(25,560,161)	(2,189,239)	167,102,458	14,503,475
Moderate - Retail	(42,009,943)	(3,894,151)	(35,598,969)	(3,310,247)
Moderate - Adviser	(537,829)	(48,048)	3,267,562	301,380
Moderate - Institutional	(5,312,392)	(472,047)	35,322,470	3,227,772
Conservative - Retail	(12,108,043)	(553,076)	(8,824,128)	(402,913)
Conservative - Adviser	(139,084)	(6,175)	658,302	29,550
Conservative - Institutional	(3,791,375)	(166,112)	11,248,436	499,387
Aggressive - Retail	(32,907,582)	(3,123,228)	(27,713,298)	(2,629,449)
Aggressive - Adviser	(154,198)	(14,114)	1,442,279	135,058

2018 Semiannual Report | June 30, 2018	Page 119

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Aggressive - Institutional	$(4,588,002)	(419,571)	$20,678,263	1,987,919
Dynamic - Retail	(93,457,320)	(9,086,760)	(76,908,048)	(7,502,925)
Dynamic - Adviser	(1,754,203)	(161,245)	9,847,582	927,281
Dynamic - Institutional	(10,857,261)	(1,000,514)	65,628,355	6,400,503
Quantex - Retail	(48,833,388)	(1,428,616)	(31,223,663)	(918,300)
Quantex - Adviser	(471,246)	(13,580)	1,920,191	56,533
Quantex - Institutional	(8,047,545)	(226,565)	29,120,304	855,151
Bond - Retail	(178,660,569)	(18,972,930)	(149,662,876)	(15,888,189)
Bond - Adviser	(1,432,225)	(151,470)	9,914,880	1,046,136
Bond - Institutional	(28,735,928)	(3,046,449)	111,242,045	11,792,768
Prime Money Market	(31,415,171)	(31,415,171)	(1,455,121)	(1,455,121)
Institutional Prime Money Market	(386,435,339)	(386,423,004)	99,130,720	99,130,653

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2018.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Spectrum	$31,900	$—	$31,900	$—	$(31,900)	$—
Global	306,288	—	306,288	—	(306,288)	—
Balanced	4,075,332	—	4,075,332	—	(4,075,332)	—
Moderate	2,918,244	—	2,918,244	—	(2,918,244)	—
Conservative	3,522,312	—	3,522,312	—	(3,522,312)	—
Aggressive	54,314	—	54,314	—	(54,314)	—
Quantex	2,105,586	—	2,105,586	—	(2,105,586)	—

Repurchase Agreements
Prime Money Market	$7,000,000	$—	$7,000,000	$(7,000,000)	$—	$—
Institutional Prime Money Market	93,000,000	—	93,000,000	(93,000,000)	—	—

Liabilities:
Futures Contracts
Muirfield	$(2,580,325)	$—	$(2,580,325)	$—	$—	$(2,580,325)
Spectrum	(1,437,324)	—	(1,437,324)	—	—	(1,437,324)
Global	(532,221)	—	(532,221)	—	—	(532,221)
Balanced	(1,119,719)	—	(1,119,719)	—	—	(1,119,719)
Moderate	(436,974)	—	(436,974)	—	—	(436,974)
Conservative	(183,626)	—	(183,626)	—	—	(183,626)
Aggressive	(156,706)	—	(156,706)	—	—	(156,706)
Dynamic	(1,131,313)	—	(1,131,313)	—	—	(1,131,313)
Quantex	(75,060)	—	(75,060)	—	—	(75,060)

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Page 120	2018 Semiannual Report | June 30, 2018

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Prime Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Prime Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Except for Institutional Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Institutional Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

2018 Semiannual Report | June 30, 2018	Page 121

For the six months ended June 30, 2018, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. Also, there were no transfers between level 1 and level 2 securities. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2018.

Muirfield – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$383,403,707	$—	$—	$383,403,707
Money market registered investment companies	150,112,582	—	—	150,112,582
Bank obligations	—	1,246,208	—	1,246,208
Total	$533,516,289	$1,246,208	$—	$534,762,497
Trustee deferred compensation***	$183,507	$—	$—	$183,507
Futures contracts**	$(2,580,324)	$—	$—	$(2,580,324)

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks - Long*	$150,723,452	$—	$—	$150,723,452
Money market registered investment companies	15,279,441	—	—	15,279,441
Bank obligations	—	747,672	—	747,672
Total - Long investments	$166,002,893	$747,672	$—	$166,750,565
Common stocks - Short*	$(56,503,282)	$—	$—	$(56,503,282)
Trustee deferred compensation***	$16,721	$—	$—	$16,721
Futures contracts**	$(1,437,324)	$—	$—	$(1,437,324)

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$27,706,538	$—	$—	$27,706,538
Registered investment companies	26,472,309	—	—	26,472,309
Money market registered investment companies	15,106,231	—	—	15,106,231
Bank obligations	—	1,246,208	—	1,246,208
U.S. government obligations	—	1,984,458	—	1,984,458
Total	$69,285,078	$3,230,666	$—	$72,515,744
Trustee deferred compensation***	$87,809	$—	$—	$87,809
Futures contracts**	$(532,221)	$—	$—	$(532,221)

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$162,979,943	$—	$—	$162,979,943
Registered investment companies	76,317,106	—	—	76,317,106
Money market registered investment companies	68,025,578	—	—	68,025,578
Bank obligations	—	1,246,208	—	1,246,208
U.S. government obligations	—	26,393,336	—	26,393,336
Total	$307,322,627	$27,639,544	$—	$334,962,171
Trustee deferred compensation***	$121,164	$—	$—	$121,164
Futures contracts**	$(1,119,719)	$—	$—	$(1,119,719)

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$47,307,965	$—	$—	$47,307,965
Registered investment companies	55,189,388	—	—	55,189,388
Money market registered investment companies	26,800,087	—	—	26,800,087
Bank obligations	—	747,672	—	747,672
U.S. government obligations	—	18,922,150	—	18,922,150
Total	$129,297,440	$19,669,822	$—	$148,967,262
Trustee deferred compensation***	$8,328	$—	$—	$8,328
Futures contracts**	$(436,974)	$—	$—	$(436,974)

Page 122	2018 Semiannual Report | June 30, 2018

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$25,769,052	$—	$—	$25,769,052
Registered investment companies	65,635,813	—	—	65,635,813
Money market registered investment companies	13,837,537	—	—	13,837,537
Bank obligations	—	249,182	—	249,182
U.S. government obligations	—	22,805,168	—	22,805,168
Total	$105,242,402	$23,054,350	$—	$128,296,752
Trustee deferred compensation***	$50,156	$—	$—	$50,156
Futures contracts**	$(183,626)	$—	$—	$(183,626)

Aggressive - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$17,700,001	$—	$—	$17,700,001
Registered investment companies	3,998,709	—	—	3,998,709
Money market registered investment companies	3,104,020	—	—	3,104,020
Bank obligations	—	747,623	—	747,623
Total	$24,802,730	$747,623	$—	$25,550,353
Trustee deferred compensation***	$60,294	$—	$—	$60,294
Futures contracts**	$(156,706)	$—	$—	$(156,706)

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$91,859,324	$—	$—	$91,859,324
Registered investment companies	17,604,084	—	—	17,604,084
Money market registered investment companies	28,956,306	—	—	28,956,306
Bank obligations	—	1,246,208	—	1,246,208
Total	$138,419,714	$1,246,208	$—	$139,665,922
Trustee deferred compensation***	$110,392	$—	$—	$110,392
Futures contracts**	$(1,131,313)	$—	$—	$(1,131,313)

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$77,001,987	$—	$—	$77,001,987
Money market registered investment companies	4,420,626	—	—	4,420,626
Bank obligations	—	1,218,543	—	1,218,543
Total	$81,422,613	$1,218,543	$—	$82,641,156
Trustee deferred compensation***	$49,672	$—	$—	$49,672
Futures contracts**	$(75,060)	$—	$—	$(75,060)

Bond - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$50,665,260	$—	$—	$50,665,260
Money market registered investment companies	4,364,173	—	—	4,364,173
U.S. government obligations	—	13,335,499	—	13,335,499
Total	$55,029,433	$13,335,499	$—	$68,364,932
Trustee deferred compensation***	$55,673	$—	$—	$55,673

2018 Semiannual Report | June 30, 2018	Page 123

Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$992,974	$—	$992,974
Certificates of deposit	—	5,048,390	—	5,048,390
Commercial paper	—	14,913,021	—	14,913,021
Corporate obligations	—	500,203	—	500,203
Repurchase agreements	—	7,000,000	—	7,000,000
U.S. government and agency obligations	—	996,005	—	996,005
Money market registered investment companies	4,153,675	—	—	4,153,675
Total	$4,153,675	$29,450,593	$—	$33,604,268
Trustee deferred compensation***	$34,130	$—	$—	$34,130

Institutional Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$992,974	$—	$992,974
Certificates of deposit	—	55,714,476	—	55,714,476
Commercial paper	—	169,475,246	—	169,475,246
Corporate obligations	—	3,264,327	—	3,264,327
Repurchase agreements	—	93,000,000	—	93,000,000
U.S. government and agency obligations	—	8,963,278	—	8,963,278
Money market registered investment companies	33,106,723	—	—	33,106,723
Total	$33,106,723	$331,410,301	$—	$364,517,024
Trustee deferred compensation***	$1,528	$—	$—	$1,528

*	See schedule of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2018.
***	A corresponding liability exists that is marked to market and is fair valued under the Level 1 hierarchy.

4.    Investment Transactions

For the six months ended June 30, 2018, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$439,507,561	$381,526,696
Spectrum	75,324,494	76,801,780
Global	49,908,901	55,512,257
Balanced	292,775,848	282,065,742
Moderate	174,621,315	132,938,455
Conservative	167,964,803	98,193,022
Aggressive	27,987,050	40,194,520
Dynamic	148,063,604	147,539,239
Quantex	56,296,165	69,122,074
Bond	26,232,032	154,094,247

For the six months ended June 30, 2018, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Global	$2,723,102	$699,188
Balanced	32,746,411	5,953,966
Moderate	23,466,359	4,266,660
Conservative	27,863,634	4,761,593
Bond	17,830,899	4,274,609

Page 124	2018 Semiannual Report | June 30, 2018

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets up to $100 Million	Percentage of Average Daily Net Assets up to $200 Million	Percentage of Average Daily Net Assets Exceeding $100 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	N/A	N/A	0.60%	N/A
Spectrum	N/A	N/A	N/A	0.75%	N/A	0.60%
Global	N/A	N/A	N/A	0.75%	N/A	0.60%
Balanced	N/A	N/A	N/A	0.75%	N/A	0.60%
Moderate	N/A	N/A	N/A	0.60%	N/A	0.60%
Conservative	N/A	N/A	N/A	0.50%	N/A	0.50%
Aggressive	N/A	N/A	N/A	0.75%	N/A	0.60%
Dynamic	N/A	N/A	N/A	0.75%	N/A	0.60%
Quantex	N/A	N/A	0.75%	N/A	0.60%	N/A
Bond	N/A	N/A	0.40%	N/A	0.20%	N/A
Prime Money Market	N/A	N/A	0.40%	N/A	0.25%	N/A
Institutional Prime Money Market	N/A	N/A	0.40%	N/A	0.25%	N/A

Fee Waivers & Expense Limitation Agreements. MAM has contractually agreed to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the board. The sums waived or reimbursed under these agreements are not subject to recoupment.

Effective April 30, 2018, MAM contractually agreed to reimburse management fees or other fund expenses for Spectrum sufficient to limit total annual ordinary fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of daily assets to 2.06% for the Retail Class, 1.91% for the Adviser Class and 1.72% for the Institutional Class.

For the period January 1, 2018 through April 29, 2018, MAM contractually agreed to reduce its investment advisory fee for Moderate to 0.60%. For the six months ended June 30, 2018, MAM contractually agreed to reimburse management fees or other fund expenses for Moderate sufficient to limit total annual ordinary fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of daily assets to 1.42% for the Retail Class, 1.22% for the Adviser Class and 1.02% for the Institutional Class. During the six months ended June 30, 2018, $63,223 of investment advisory fees were waived in Moderate.

For the period January 1, 2018 through April 29, 2018, MAM contractually agreed to reduce its investment advisory fee for Conservative to 0.50%. For the six months ended June 30, 2018, MAM contractually agreed to reimburse management fees or other fund expenses sufficient to limit total annual ordinary fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of daily assets to 1.32% for the Retail Class, 1.12% for the Adviser Class and 0.92% for the Institutional Class. During the six months ended June 30, 2018, $125,099 of investment advisory fees were waived in Conservative.

MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. During the six months ended June 30, 2018, $70,670 of investment advisory fees were waived in Dynamic.

For the period January 1, 2018 through April 29, 2018, MAM contractually agreed to reduce its investment advisory fee by 0.25% for Quantex for average daily net assets up to $50 million. During the six months ended June 30, 2018, $40,753 of investment advisory fees were waived in Quantex.

MAM contractually agreed to reduce its investment advisory fee by 0.11% for Bond for average daily net assets up to $100 million. During the six months ended June 30, 2018, $42,144 of investment advisory fees were waived in Bond.

For the period January 1, 2018 through April 30, 2018, MAM contractually agreed to reduce and/or reimburse expenses for Institutional Prime Money Market to the extent necessary to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to no more than 0.60% of average daily net assets. During the six months ended June 30, 2018, no investment advisory fees were contractually waived and no expenses were contractually reimbursed in Institutional Prime Money Market.

2018 Semiannual Report | June 30, 2018	Page 125

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets
Muirfield	$4,000	0.12%
Spectrum	4,000	0.12%
Global	4,000	0.12%
Balanced	4,000	0.12%
Moderate	4,000	0.12%
Conservative	4,000	0.12%
Aggressive	4,000	0.12%
Dynamic	4,000	0.12%
Quantex	4,000	0.12%
Bond	4,000	0.08%
Prime Money Market	4,000	0.08%
Institutional Prime Money Market	4,000	0.08%

Effective April 18, 2017, a $15 per active shareholder account fee was eliminated from the calculation for Conservative and Moderate. Effective September 21, 2017, except for the Money Market Funds, the $15 per active shareholder account fee was eliminated from the calculation for the remaining Funds, while a $20 per active shareholder account fee was eliminated for the Money Market Funds. For fixed income Funds (Bond, Prime Money Market, and Institutional Prime Money Market) that are subject to an expense cap and which are above the expense cap, the basis point fee will be reduced by 0.02%. During the six months ended June 30, 2018, MFSCo waived the following transfer agent fees:

	Voluntary Transfer Agent Fees Reimbursements	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Institutional Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Money Market Funds
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Aggressive	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Bond	—	N/A	N/A	N/A	N/A
Prime Money Market	3,506	N/A	N/A	N/A	0.02%
Institutional Prime Money Market	37,154	N/A	N/A	N/A	0.02%

Page 126	2018 Semiannual Report | June 30, 2018

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million
Muirfield	0.10%	0.08%
Spectrum	0.10%	0.08%
Global	0.10%	0.08%
Balanced	0.10%	0.08%
Moderate	0.10%	0.08%
Conservative	0.10%	0.08%
Aggressive	0.10%	0.08%
Dynamic	0.10%	0.08%
Quantex	0.10%	0.08%
Bond	0.10%	0.08%
Prime Money Market	0.10%	0.08%
Institutional Prime Money Market	0.10%	0.08%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Aggressive	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Bond	7,500	0.15%	0.10%	0.02%	0.01%
Prime Money Market	7,500	0.15%	0.10%	0.02%	0.01%
Institutional Prime Money Market	7,500	0.15%	0.10%	0.02%	0.01%

2018 Semiannual Report | June 30, 2018	Page 127

For the six months ended June 30, 2018, MAM and MFSCo agreed to voluntarily waive and/or reimburse investment advisory fees and/or transfer agent fees, respectively. The cumulative amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Expense Reimbursements	Impact of Voluntary Waivers to Average Net Assets	Impact of Voluntary Waivers to Average Net Assets - Retail Class	Impact of Voluntary Waivers to Average Net Assets - Adviser Class	Impact of Voluntary Waivers to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	3,079	N/A	0.01%	0.01%	0.01%
Conservative	5,679	N/A	0.01%	0.01%	0.01%
Aggressive	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Bond	—	N/A	N/A	N/A	N/A
Prime Money Market	89,276	0.51%	N/A	N/A	N/A
Institutional Prime Money Market	658,945	0.36%	N/A	N/A	N/A

Certain Funds have entered into securities lending arrangements with HNB. Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2018, Spectrum, Global, Balanced, Moderate, Conservative, Aggressive, and Quantex had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2018, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$4,941
Spectrum	1,237
Global	3,572
Balanced	42,309
Moderate	29,015
Conservative	37,143
Aggressive	1,583
Dynamic	7,085
Quantex	5,355

Page 128	2018 Semiannual Report | June 30, 2018

Certain Funds have entered into directed brokerage arrangements with unaffiliated brokers whereby the brokers have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated by the Funds. All expenses paid with directed brokerage and commission recapture credits are shown in full on the Statements of Operations and the amount credited is shown as a reduction in total expenses. In the absence of the directed brokerage arrangement, the Funds could have invested some of the amounts paid for commissions to generate income or capital gain; however, the Funds would have paid more in expenses. The following table identifies each category of expense that was paid using directed brokerage and commission recapture credits and the total credits received by each Fund during the six months ended June 30, 2018:

	Registration	Other	Custody	Audit	Insurance	Postage	Printing	Legal	Short Dividend	Total Credits Received
Muirfield	$40,416	$18,235	$24,345	$7,014	$14,756	$—	$—	$—	$—	$104,766
Spectrum	31,890	12,165	8,077	7,843	3,939	—	—	—	—	63,914
Global	22,701	—	—	—	—	—	—	—	—	22,701
Balanced	33,096	14,853	14,943	7,014	9,608	7,358	5,419	2,561	—	94,852
Moderate	30,060	10,015	6,481	7,130	2,756	4,401	2,700	2,572	—	66,115
Conservative	28,726	9,062	5,435	6,967	936	4,462	1,826	2,560	—	59,974
Aggressive	26,878	—	—	—	—	—	—	—	—	26,878
Dynamic	30,376	11,448	7,286	7,014	3,646	—	—	—	—	59,770
Quantex	27,969	10,655	4,618	6,070	4,443	3,738	1,557	2,560	—	61,610
Bond	30,106	12,095	—	—	—	—	—	—	—	42,201

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. The annual adopted 12b-1 plan maximum limitations, along with 12b-1 plan expense payments made to the Funds’ affiliated distributer for the six months ended June 30, 2018, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$19,673
Spectrum	N/A	0.25%	N/A	N/A	1,848
Global	N/A	0.25%	N/A	N/A	N/A
Balanced	N/A	0.25%	N/A	N/A	3,447
Moderate	N/A	0.25%	N/A	N/A	1,241
Conservative	N/A	0.25%	N/A	N/A	1,628
Aggressive	N/A	0.25%	N/A	N/A	2,552
Dynamic	N/A	0.25%	N/A	N/A	4,872
Quantex	N/A	0.20%	N/A	N/A	8,488
Bond	N/A	0.25%	N/A	N/A	2,765
Prime Money Market	0.20%	N/A	N/A	N/A	N/A
Institutional Prime Money Market	0.20%	N/A	N/A	N/A	N/A

2018 Semiannual Report | June 30, 2018	Page 129

The Funds (other than the Money Market Funds) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2018 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Aggressive	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Bond	0.20%	0.25%	0.10%

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2018, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 1.96% on June 30, 2018, were as follows:

	12/31/17 Fair Value	Purchases	Sales	Realized Gains	6/30/18 Cost	Change in Unrealized	Income	6/30/18 Fair Value
Muirfield	$151,740,645	$89,966,018	$(91,615,311)	$(11,245)	$150,099,532	$32,475	$1,333,706	$150,112,582
Spectrum	5,834,908	48,399,883	(38,991,730)	485	15,243,605	3,177	153,017	15,246,723
Global	11,707,988	22,792,678	(19,710,180)	(1,445)	14,790,056	3,161	128,998	14,792,202
Balanced	46,165,677	77,734,813	(60,061,626)	(137)	63,839,107	8,515	519,849	63,847,242
Moderate	2,822,646	82,526,968	(61,545,046)	55	23,804,622	3,461	149,109	23,808,084
Conservative	349,527	76,690,333	(66,815,285)	515	10,225,221	1,108	73,247	10,226,198
Aggressive	6,809,597	9,835,730	(13,597,580)	(955)	3,047,662	1,284	28,900	3,048,076
Dynamic	21,160,222	24,883,825	(17,090,617)	(2,602)	28,953,415	5,478	233,332	28,956,306
Quantex	5,257,988	17,810,816	(20,817,801)	(556)	2,250,808	445	17,488	2,250,892
Bond	5,927,638	21,064,451	(22,628,469)	(174)	4,363,578	727	26,502	4,364,173

Page 130	2018 Semiannual Report | June 30, 2018

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2017:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Muirfield	$437,303,143	$40,103,982	$(4,204,830)	$35,899,152
Spectrum	137,774,232	21,245,194	(6,555,099)	14,690,095
Global	67,531,787	6,073,743	(372,825)	5,700,918
Balanced	263,125,763	15,832,790	(2,661,654)	13,171,136
Moderate	64,032,285	2,131,479	(445,810)	1,685,669
Conservative	24,823,898	171,462	(128,924)	42,538
Aggressive	37,549,605	3,666,545	(371,062)	3,295,483
Dynamic	116,683,557	14,103,901	(971,110)	13,132,791
Quantex	74,945,719	21,489,744	(2,186,730)	19,303,014
Bond	188,221,912	1,406,748	(1,525,058)	(118,310)
Prime Money Market	35,204,438	—	—	—
Institutional Prime Money Market	296,800,650	—	(60,106)	(60,106)

The tax characteristics of dividends paid by the Funds during the period ended December 31, 2017 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$2,259,367	$29,232,859	$3,732,513	$35,224,739
Spectrum	198	3,646,436	5,562,130	9,208,764
Global	453,751	—	828,928	1,282,679
Balanced	2,145,554	11,374,967	—	13,520,521
Moderate	382,921	1,907,148	205,355	2,495,424
Conservative	336,521	—	—	336,521
Aggressive	156,251	2,963,952	1,299,711	4,419,914
Dynamic	928,733	8,074,316	1,393,140	10,396,189
Quantex	233,961	2,013,070	542,617	2,789,648
Bond	5,420,405	—	—	5,420,405
Prime Money Market	243,527	—	—	243,527
Institutional Prime Money Market	1,977,385	—	—	1,977,385

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield	$2,921,928	$—	$—	$—	$2,921,928
Spectrum	230,684	—	1,329,394	—	1,560,078
Global	922,270	—	—	—	922,270
Balanced	2,762,245	—	—	—	2,762,245
Moderate	777,516	—	—	—	777,516
Conservative	29,976	—	196,619	221,929	448,524
Aggressive	515,324	—	—	—	515,324
Dynamic	1,181,295	—	570,071	—	1,751,366
Quantex	361,262	871,863	376,765	—	1,609,890
Bond	6,263,564	—	—	—	6,263,564
Prime Money Market	567,140	—	—	—	567,140
Institutional Prime Money Market	86,393	—	—	—	86,393

2018 Semiannual Report | June 30, 2018	Page 131

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
Muirfield	$2,011,090	$3,276,617	$(151,557)	$35,899,152	$41,035,302
Spectrum	—	2,128,127	(37,798)	14,690,095	16,780,424
Global	272,649	2,206,113	(75,127)	5,700,918	8,104,553
Balanced	1,733,804	81,232	(101,066)	13,171,136	14,885,106
Moderate	3,763,671	1,204,467	(5,079)	1,685,669	6,648,728
Conservative	30,829	2,179,757	(40,885)	42,538	2,212,239
Aggressive	—	66,669	(51,811)	3,295,483	3,310,341
Dynamic	542,528	387,472	(91,600)	13,132,791	13,971,191
Quantex	45,469	—	(939,639)	19,303,014	18,408,844
Bond	—	—	(10,249,216)	(118,310)	(10,367,526)
Institutional Prime Money Market	1,114	—	(2,335)	(60,106)	(61,327)

*	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2017, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global	$—	$—	$6,488,111
Balanced	—	—	82,095
Moderate	—	—	635,467
Conservative	—	—	646,435
Quantex	—	897,624	—
Bond	7,595,523	2,603,138	1,343,276
Institutional Prime Money Market	1,326	—	—

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Institutional Prime Money Market	Meeder Muirfield Fund	46%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Page 132	2018 Semiannual Report | June 30, 2018

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with the Meeder Funds are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*).

Name, Address[1], and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen[2]	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President, Meeder Investment Management, Inc.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency.
Anthony V. D’Angelo** Year of Birth: 1959	2006	Trustee

General Manager, WSYX ABC 6 /WTTE-TV Fox 28 /WWHO television stations, Columbus, Ohio, operated by Sinclair Broadcast Group (2014 – present); Director of Sales (2004 – 2014); Lead Trustee of the Trust.

Jeffrey R. Provence** Year of Birth: 1969	2017	Trustee

CEO, Premier Fund Solutions, Inc. (2001 – present); General Partner & Portfolio Manager, Value Trend Capital Management, L.P. (1995 – present); Director, Blue Chip Investor Funds; Director, PFS Funds; Chairman of the Trust’s Audit Committee.

Dale W. Smith Year of Birth: 1959	2006	Vice President	Co-Chief Investment Officer, Meeder Investment Management, Inc. (2006 – present); Chief Financial Officer, Meeder Asset Management, Inc. (2005 – 2017).
Susan E. Meeder Year of Birth: 1963	2014	Vice President	Chief Administrative Officer, Meeder Investment Management, Inc. (2017 – present); Chief Operating Officer of Meeder Investment Management, Inc. (2009 – 2017).
Douglas Jennings Year of Birth: 1962	2017	Chief Compliance Officer	Chief Compliance Officer, Meeder Investment Management, Inc. (2016 – present); Assistant General Counsel; Partner, Carlile Patchen & Murphy, LLP (2010 – 2016).
Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting, Mutual Funds Service Co. (1997 – present).
Alaina Salonsky Year of Birth: 1967	2017	Secretary	Compliance Specialist, Meeder Investment Management, Inc. (2017 – present); Teacher, Big Walnut School District, Sunbury, Ohio (2013 – 2017).

[1]	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
[2]	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all twelve Funds in the Trust.
*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Adviser of the Trust.
**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

Other Information

The Funds file their complete schedules of portfolios holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. In addition, Prime Money Market Fund and Institutional Prime Money Market Fund file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Forms N-Q and N-MFP are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ schedules of positions are also available on the Funds’ website at www.meederfunds.com.

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2018, is available on the SEC’s website at http://www/sec.gov, or, without charge, upon request by calling toll-free 1-800-325-3539.

2018 Semiannual Report | June 30, 2018	Page 133

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Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony J. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Adviser Dealer Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

MEEDER
INVESTMENT MANAGEMENT

6125 Memorial Drive Dublin, Ohio 43017

Meeder Funds Semiannual Report

June 30, 2018

Mutual funds can be a quick, efficient, cost-effective way to achieve investment diversification. The investment options available through Meeder Funds are suitable for a wide range of investors, from the conservative-minded to the growth-oriented, to help investors achieve their individual financial goals.

We provide professional management, ongoing supervision of clients' holdings, automatic diversification and e-Delivery of statements and fund mailings: all important elements of a well-rounded investment plan.

No matter what your objectives may be, Meeder Funds can help you make the most of your personal investment plan and help you achieve your individual financial goals.

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Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	– (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2018	2017
Audit Fees	$128,500	$122,500
Audit-Related Fees	300	300
Tax Fees	42,000	64,500
All Other Fees	2,200	2,500

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $17,750 and $58,070 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2018

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 6, 2018